As filed with the Securities and Exchange Commission on April 17, 2023
Registration Nos. 333-176870; 811-07772

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4/A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 152	☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor’s Principal Executive Offices)
1-605-335-5700
(Depositor’s Telephone Number)
Brett Agnew
Vice President and Associate General Counsel
Midland National Life Insurance Company
Sammons Financial Group
8300 Mills Civic Parkway
West Des Moines, IA 50266
(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
☒    on May 1, 2023 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
☐    this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Prospectus
May 1, 2023
LiveWell Variable Annuity
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
ISSUED THROUGH:
Midland National Life Separate Account C
BY
Midland National Life Insurance Company

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract (the “Contract”), an individual flexible premium deferred variable annuity contract issued by Midland National Life Insurance Company. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. The minimum initial premium for a Contract is $10,000.
Please read this prospectus carefully and keep it for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. Upon cancellation, you will receive either the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, your premiums minus any partial withdrawals. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK. THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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DEFINITIONS
For your convenience, below is a glossary of the special terms we use in this prospectus.
Accumulation Unit means the units credited to each investment option in the separate account before the maturity date.
Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in-force Contract. This may also be referred to as account value.
Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.
Annuitization means an election of an annuity payment option.
Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.
Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.
Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.
Company (or we/us) means Midland National Life Insurance Company.
Contract Anniversary means the same date in each Contract year as the issue date.
Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).
Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).
Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.
Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.
Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in-force. The amount of the death benefit will be determined as of the business day that our Customer Service Center receives the required documentation in good order.
Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.
Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” section.
Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.
Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”).
Issue Age means the age of the owner on the last birthday before the issue date. In the case of Joint owners, Issue Age is based on the age of the oldest of the Joint Owners. For non-natural owners, Issue Age is based on the age of the Annuitant.
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Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.
Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.
Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.
Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.
Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the owner will be the payee. The beneficiary is the payee of the proceeds at the death of the owner, if the date of death is prior to the maturity date.
Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.
Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.
Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.
Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.
Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.
Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day. Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.
Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 9261, Des Moines, Iowa 50306-9261 or via fax (866) 511-7038. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, Des Moines, Iowa 50266-3833.

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SUMMARY
KEY INFORMATION
Important Information You Should Consider About the Contract

FEES AND EXPENSES	LOCATION IN THE PROSPECTUS
Charges for Early Withdrawals
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge, If you elect an optional value endorsement and make a withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Transaction Charges
You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge
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Ongoing Fees and Expense (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

				Summary – Fee Table – Annual Expenses Annual Fund Expenses Additional Information about LiveWell Variable Annuity – Suitability of the Contract Summary – Fee Table – Example
	Annual Fee	Min	Max
	Base Contract Expenses[1,2,3]	0.94%	1.14%
	Investment options (Portfolio fees and expenses) [4]	0.48%	2.02%
	Optional benefits available for an additional charge	0.25%	0.55%
1.As a percentage of accumulated value in each investment option.
2.Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3.Expenses could be lower if contract is over $50,000.
4.As a percentage of average daily net assets of the investment option before any applicable waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	LOWEST ANNUAL COST: $1,262	HIGHEST ANNUAL COST: $3,048

Assumes:

• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses
• No optional death benefits
• No additional purchase payments, transfers or withdrawals
• No sales charges

Assumes:

• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of the Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
• No additional purchase payments, transfers or withdrawals
• No sales charges

RISKS
Risk of Loss	You can lose money by investing in this Contract.			Summary – Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received.			Summary – Principal Risks of Investing in the Contract
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Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Summary – Principal Risks of Investing in the Contract
Insurance Company Risks	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Additional Information – Midland National Life Insurance Company
RESTRICTIONS
Investments
•    We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15.

•    We reserve the right to add, remove or substitute investment options.

•    The Company also has policies and procedures that attempt to detect and deter frequent transfers.
Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations
Optional Benefits
•    Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

•    Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.

•    Selection of certain benefits (i.e. optional value endorsements) may subject you to a surrender charge.

•    We may modify or discontinue offering an optional benefit at any time.
Summary – Features of LiveWell Variable Annuity – Death Benefit Summary – Fee Table – Transaction Expenses
TAXES
Tax Implications
•    You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•    There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•    Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.
Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.	Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

OVERVIEW OF THE CONTRACT
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What is the Contract, and what is it designed to do?
The LiveWell Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement through the various investment options offered.
The Contract also offers death benefits to help protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. Lastly, annuities provide you the option of electing from several types of annuity payments (settlement options), that can be guaranteed for a set timeframe or for your lifetime.
This Contract is intended for those who with a long investment time horizon. It may not be appropriate if you need to make early or frequent withdrawals, intend to engage in frequent trading in the investment options or plan to use this as a short-term investment.
What are the phases of the Contract?
The Contract has two phases, the accumulation phase and the income phase.

During the accumulation phase, you may make one or more premium payments and can transfer the accumulation value between the various investment options which may be subject to some limitations. Additional information about the available investment options can be found in the “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
The income phase begins when we begin making payments to you. If you elect to annuitize the Contract, all or part of your accumulation value is converted into guaranteed annuity payments.
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the accumulation value to a the investment options offered.
Tax Treatment: The premium payments you put into the Contract accumulate on a tax-deferred basis. This means earnings are not taxed until money is withdrawn from the Contract such as: (1) making a withdrawal from the Contract, (2) receiving systematic payments from the Contract or (3) at the time the death benefit is paid.
Dollar Cost Averaging: You may choose to have automatic periodic transfers made monthly, quarterly, semi-annual or annual of a predetermined dollar amount from the source account (any investment option) into one or more of the other investment options offered under the Contract. The dollar cost averaging program allows such investments to be made in installments over time. The DCA program is not available when there is an active portfolio rebalancing program on the Contract.
Portfolio Rebalancing: This allows you to have us automatically reset the percentage of the accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis. This can help you select a specific asset allocation and maintain it over time. The portfolio rebalancing program is not available when there is an active DCA program on the Contract.
Death Benefits: The Contract offers a basic death benefit for your beneficiaries, ensuring they receive the minimum of your accumulation value. There are also two optional death benefits you may elect, for an additional charge, that may increase the death benefit.
Annuity Payment Options: You may elect to convert all or some of your accumulation value into guaranteed annuity payments from us. Annuitization terminates your death benefit. However, depending on the annuity payment option you select, such as period certain, annuity. payments continue after death of the Owner. See page 39 for payment options.
FEE TABLE
The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals from and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between investment options. State premium taxes may also be deducted.
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Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	None
Exchange Fee	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge (as a percentage of premiums withdrawn)	8.0%[2]
Exchange Fee[1]	$15
1    Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
2    See the table below.

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the
Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses (Annual Rate)[1]	$40
1     This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.

Base Contract Expenses (as a percentage of average accumulation value)
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

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Optional Death Benefit Expenses (as a percentage of average accumulation value)
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2022	0.48%	2.07%
Expenses after reimbursements and/or fee waivers as of 12/31/2021	0.48%	2.02% [1]
1The Expenses after reimbursements and/or fee waivers as of 12/31/2022 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.65% base contract expenses and $40 annual contract expenses), the Enhanced Death Benefit and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$3,784	$11,492	$19,392	$40,016
Example 2: This example assumes the highest charges that can be imposed once the Contract is issued (i.e., 1.55% base contract expenses and $40 annual contract expenses) highest level of portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement and the Enhanced Death Benefit.
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,985	$15,703	$21,623	$39,149
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$3,685	$11,203	$18,923	$39,149

Example 3: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), with the Optional 7-Year Value Endorsement and Enhanced Death Benefit (i.e., 1.45% base contract expenses and $40 annual contract expenses).
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(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,200	$11,584	$14,224	$22,958
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$2,000	$6,184	$10,624	$22,958
Example 4: This example assumes the lowest level of portfolio expenses (without waivers of fees or expenses), the return of premium death benefit, and without the Optional Value Endorsement (i.e., 1.35% base contract expenses and $40 annual contract expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,900	$5,878	$10,110	$21,904
The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Withdrawal Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.

Catastrophic Events Risk. Catastrophic event risks such as terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events, including the recent COVID-19 pandemic, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing
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internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
FEATURES OF LIVEWELL VARIABLE ANNUITY
The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments. The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.
The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”). This Contract does not offer any additional tax benefits when purchased under a qualified plan. See “Suitability of the Contract” section for more detailed information.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.
This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this Contract:
•    if you are looking for a short-term investment; or
•    if you cannot risk getting back less money than you put in.
Your “Free Look” Right
You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations. See “Free Look” section for more details.

Your Accumulation Value
Your accumulation value depends on:
•    the amount and frequency of premium payments,
•    the selected investment option’s investment experience,
•    partial withdrawals, and
•    charges and deductions.
You bear the investment risk under the Contract. There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.
Flexible Premium Payments
You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums. The minimum initial premium for a Contract is $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.
Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
Investment Choices
You allocate your accumulation value to the investment options of our separate account available under this Contract. Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.
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For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which are available online at www.srslivewell.com/prospectus or delivered (in paper or electronic format) upon request. See “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” for more information.
Each investment option pays a different investment management or advisory fee and has different operating expenses. More detail concerning each investment options’ fees and expenses is contained in the prospectus for the investment options.
We allocate your premiums and investment allocations to the investment options you choose. The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.
Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios). These risks and harmful effects include:
•    dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
•    an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and
•    increased brokerage and administrative expenses.
In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.
Surrenders and Partial Withdrawals
You may generally withdraw all or part of your surrender value at any time, before annuity payments begin. Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable. You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect. See “Free Withdrawal Amount” section for more information.
If you elect the Optional Value Endorsement, then we will deduct surrender charges for partial withdrawals in excess of the free withdrawal amount, or full surrenders (including annuitizations) during the surrender charge period. Partial withdrawals will reduce your net premium, remaining premium, and accumulation value as well as the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement (including surrenders to begin annuity payments).
If you do not elect the Optional Value Endorsement, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.
You may also elect a systematic withdrawal option. See “Systematic Withdrawals” section.
A partial withdrawal or surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1⁄2. Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. See “FEDERAL TAX STATUS” section, and “Electing an Annuity Payment Option” section. Partial withdrawals could reduce the death benefits significantly and also the potential for increases in the enhanced death benefits. Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.
Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.
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Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require. Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Death Benefit
The LiveWell Variable Annuity Contract pays the elected death benefit when the owner dies before the maturity date, if the Contract is still in-force. The death benefit is equal to:
a) the accumulation value death benefit, which equals the accumulation value;
b) if elected for additional charge, the return of premium death benefit, which equals the greater of accumulation value or net premium; or
c) if elected for additional charge, the enhanced death benefit, which equals the greatest of accumulation value, net premium, or the annual step-up value.
The death benefit options can only be elected at the time of application. If no election is made, the accumulation value death benefit (or, for Contracts purchased prior to January 1, 2021, the return of premium death benefit) will apply. The death benefit is determined at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order. Net premiums referenced above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals. Partial withdrawals, including required minimum distributions, will reduce the death benefit by the same proportion that the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of withdrawal, and could be reduced significantly. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” section.
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ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY
SUITABILITY OF THE CONTRACT
Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule). In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the Contract is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes. Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.
This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Optional Death Benefits for Additional Fee

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions or Limitations
Return of Premium Death Benefit	Pays the greater of the accumulation value or net premium.	0.25%
•    Can only be elected at the time of application.
•    Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
•    Withdrawals could significantly reduce the benefit.
•    For contracts issued prior to January 1, 2021, the Return of Premium Death Benefit was the standard death benefit.

Enhanced Death Benefit	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	0.55%	• Can only be elected at the time of application. • Maximum owners issue age for this benefit is age 80. • Withdrawals could significantly reduce the benefit.
*    See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES.”

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Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions or Limitations
5-Year Optional Value Endorsement	In exchange for a fee reduction (-10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
6-Year Optional Value Endorsement
In exchange for a fee reduction
(-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.

The 6-Year Optional Value Endorsement is not offered on Contracts issued on or after May 1, 2020.
		7%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
7-Year Optional Value Endorsement	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**	A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
**As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
Other Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations
Dollar Cost Averaging (DCA)	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.
•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.

Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge.
If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years.
Portfolio Rebalancing	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program. •The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.	If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.
OTHER PRODUCTS
We may offer other variable annuity contracts through our separate account that also invest in some of the same portfolios. These annuity contracts may have different charges and may offer different benefits. We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs. To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.
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INQUIRIES AND CORRESPONDENCE
If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:
P.O. Box 9261
Des Moines, Iowa 50306-9261
Phone : (866) 747-3421 (toll-free)
Fax : (866) 511-7038 (toll-free)
You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price. The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833.
The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center. You bear those risks.
Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.
ELECTRONIC ACCOUNT INFORMATION
You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 9261, Des Moines, Iowa 50306-9261 or by telephone at (866) 747-3421. After May 1, 2022, prospectuses and shareholder reports for investment options will be available online at srslivewell.com/prospectus; they will be delivered in paper or electronic format upon request to our Customer Service Center.
STATE VARIATIONS
Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract. See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX C – STATE VARIATIONS”. All material state variations are disclosed in Appendix C to this prospectus.
OUR SEPARATE ACCOUNT C AND ITS INVESTMENT OPTIONS
The separate account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The separate account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our separate account available under this Contract (some restrictions may apply).
Information regarding each investment options, including (i) its name, (ii) a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” of this prospectus. Appendix A also includes information about “closed” investment options.
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Our separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information. You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio. The portfolios’ prospectuses (or summary prospectuses) are available online at www.srslivewell.com/prospectus. You can also receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-3833.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio. Owners, through their indirect investment in the portfolios, bear the costs of these fees. The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios. Midland National and its affiliates may profit from these payments.
AMOUNTS IN OUR SEPARATE ACCOUNT
The amount you have in each investment option is represented by the value of the accumulation units. The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you. Amounts allocated, transferred or added to the investment options are used to purchase accumulation units. Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option. Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies. We also redeem units to pay for certain charges.
We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.
The accumulation units of each investment option have different accumulation unit values. We determine accumulation unit values for the investment options at the end of each business day. The accumulation unit value for each investment option is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios. Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses. The accumulation unit values also reflect the daily asset charges we deduct from our separate account. Additional information about the accumulation unit values is contained in the SAI.
WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT
We own the assets of our separate account and use them to support your Contract and other variable annuity contracts. We may permit charges owed to us to stay in the separate account. Thus, we may also participate proportionately in the separate account. These accumulated amounts belong to us and we may transfer them from the separate account to our general account. The assets in the separate account equal to the reserves and other liabilities of the separate account may not be charged with liabilities arising out of our other business. The obligations under the Contracts are our obligations, and we are obligated to pay all amounts promised to investors under the Contracts. The income, gains and losses (realized and unrealized) of the separate account are credited to or charged against the separate account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one investment option of the separate account may be liable for claims relating to the operations of another investment option.
OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT
We have the right to modify how we operate the separate account. In making any changes, we may not seek approval of owners (unless approval is required by law). We have the right to:
•    add investment options to, or remove investment options from our separate account;
•    combine two or more investment options within our separate account;

•    withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;
•    eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company. This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the separate account’s purposes. However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;
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•    end the registration of our separate account under the Investment Company Act of 1940;
•    operate our separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and
•    operate our separate account or one or more of the investment options in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.
If any changes are made that result in a material change to any investment option, then you will be notified. We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios, subject to legal and regulatory requirements.
If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund investment option.
If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.
You may want to transfer the amount in that investment option as a result of changes we have made. If you do wish to transfer the amount you have in that investment option to another investment option of our separate account, then you may do so, without charge, by writing to our Customer Service Center. At the same time, you may also change how your premiums are allocated.
DETAILED INFORMATION ABOUT THE CONTRACT
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
If your application is complete and in good order (see “Administrative Procedures” section, then we will accept or reject it within two business days of receipt. If the application is incomplete, then we will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded. While your premium is in that account, your premium is not protected from claims of our general creditors.
We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period. If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.
There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our separate account.
We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect your investment performance and accumulation value. To obtain more information about these other contracts, contact our Customer Service Center.
FREE LOOK
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. There are no investment restrictions during the Free Look period.
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To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center. If you cancel your Contract, then we will return:
•    The accumulation value (which may be more or less than the premium payments you paid), or
•    If greater and required by your state, your premiums minus any partial withdrawals.
TAX-FREE “SECTION 1035” EXCHANGES
You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract, other charges may be higher (or lower), and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.
You should consult with and rely upon a tax adviser if you are considering a contract exchange.
PREMIUM PAYMENTS
You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month. Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders). We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-9261.
Allocation of Premium Payments
You will specify your desired premium allocation on the Contract’s application form. Your instructions in your application will dictate how to allocate your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions. We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.
Changing Your Premium Allocation Percentages
You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make. We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center. Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise. (See “Dollar Cost Averaging” section).
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YOUR ACCUMULATION VALUE
Your accumulation value is the sum of your amounts in the various investment options. Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract. Transaction charges are made on the effective date of the transaction. Charges against our separate account are reflected daily.
There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our separate account. You bear the investment risk. An investment option’s performance will cause your accumulation value to go up or down each valuation period.
Transfers of Accumulation Value
You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted. The minimum transfer amount is $100 or 100% of the investment option if less than $100. The minimum amount does not have to come from or be transferred to just one investment option. The only requirement is that the total amount transferred that day equals the transfer minimum.
Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period. If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.
For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” section. Transfers may be delayed under certain circumstances. See “When We Pay Proceeds from This Contract” section. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.
TRANSFER LIMITATIONS
Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners. In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect our owners and the portfolios from potentially harmful trading activity, we have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the separate account that may adversely affect other owners or portfolio shareholders.
More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading. We currently define excessive trading as:
•    More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”. Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.
•    Six round-trips involving the same investment option within a twelve month period.
We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days. We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days. If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.
We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies. Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors. For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.
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In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.
To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, we will attempt to contact you by telephone for further instructions. If we are unable to contact you within 5 business days after we have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option. You should also be aware that as required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract. Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy. This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family. We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity. We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).
We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others. We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others. For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.
Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in
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writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each
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payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
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Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If the owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
ACCUMULATION VALUE DEATH BENEFIT
This is the default death benefit at the time of application and we deduct a 0.75% mortality and expense risk charge which includes the cost of this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not
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elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.

If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives a complete death benefit claim.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for a 1.00% mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for a 0.30% mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:

a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
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The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
CHARGES, FEES AND DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE
We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.75%. The investment option’s accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

ASSET BASED ADMINISTRATION CHARGE
We deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the separate account. We deduct this charge proportionally from each investment option. This charge is for our record keeping and other expenses incurred in maintaining the Contracts.
QUARTERLY CONTRACT MAINTENANCE FEE
We may deduct a quarterly Contract maintenance fee of $10. This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender. If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary, at full surrender or on the maturity date, no quarterly Contract maintenance fee is charged. If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.
TRANSFER CHARGE
We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
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CHARGES IN THE PORTFOLIOS
The fund companies charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.
In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.
STATE PREMIUM TAXES
Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity. State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state. This range is subject to change. The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico. These states and jurisdictions are subject to change.
OTHER TAXES
At the present time, we do not make any charges to the separate account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such separate account or to the Contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.
OPTIONAL VALUE ENDORSEMENT – SURRENDER CHARGES
Please note: Owners who have a Contract without an Optional Value Endorsement can make withdrawals at any time and in any amount without being assessed a surrender charge.
If you elect the Optional 5- or 7-Year Value Endorsement on your application, you elect to add a 5- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment). In exchange for a 5- or 7-year declining surrender charge for each premium payment, we will reduce the separate account annual expenses by 0.10% (5-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fee Table” of this prospectus. This reduction will lower the total fees deducted from your separate account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount. This charge partially reimburses us for the costs of selling and distributing this Contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).
The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender. When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any. In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.
For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:
1)    First from premium payments no longer subject to a surrender charge;
2)    Then from the free withdrawal amount on a FIFO basis;
3)    Then from premium payments subject to a surrender charge on a FIFO basis; and
4)    Earnings, if any.
The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.
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The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
No surrender charge will be assessed upon:
(a)    payment of death benefits;
(b)    exercise of the free look right;
(c)    withdrawal less than or equal to the free withdrawal amount.
The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium amount.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.
The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.
Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount. The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column) is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0
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Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0
Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.
Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000. An additional premium of $50,000 is made on the 3rd Contract anniversary. If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0
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Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0
Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year. The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” section.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” section.
FEDERAL TAX STATUS
INTRODUCTION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.
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ANNUITY CONTRACTS IN GENERAL
Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.
Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).
You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.
When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner who is not a natural person should discuss these with a tax advisor.
Qualified and Non-Qualified Contracts
If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.
•    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity. Distributions from an IRA are generally subject to tax and, if made before age 59 1⁄2, may be subject to a 10% penalty tax.
•    Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.
Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.
Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner (or the annuitant if the owner is a non-natural person) in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.
Owner Control
In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the separate account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying investment options, then the
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contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present. The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.
Surrenders and Partial Withdrawals
If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different rules apply for annuity payments. See “Annuity Payments” below.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of your non-deductible premium payments. In many cases, the “investment in the contract” under a Qualified Contract is zero.
The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:
•    paid on or after the taxpayer reaches age 59 1⁄2;
•    paid after an owner dies;
•    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•    paid under an immediate annuity; or
•    which come from premium payments made prior to August 14, 1982.
Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.
Multiple Contracts
All nonqualified annuity contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.
Withholding
Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability. The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.
Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.
If, after annuitization, annuity payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” is generally allowable as a deduction for your last taxable year.
If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s
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death. If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. Such distribution rules apply to Non-Qualified Contracts. Other rules relating to distributions at death apply to Qualified Contracts. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” section for more information.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract are intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Investment Income Surtax
Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the investment income tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Definition of Spouse under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:
•    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.
Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.
MATURITY DATE
The maturity date is the date on which income payments will begin under the annuity option you have selected. The earliest possible maturity date under the Contract is the first Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes). The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday. You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center. We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser. An investor cannot withdraw any Contract value amounts after the annuity commencement date.
If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:
1. take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or
2. convert the accumulation value, less any state premium tax and any surrender charge, into an annuity payable to the payee under one of the payment options as described below.
Electing an Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option. The first monthly annuity payment will be made within one month after the maturity date.
Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.
Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. We reserve the right to change the payment frequency so that payments are at least $100.
The annuitant’s actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.
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Annuity payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes:

•    rules on the minimum amount we will pay under an option;
•    minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);
•    the naming of people who are entitled to receive payment and their beneficiaries; and
•    the ways of proving age, gender, and survival.
You must elect the payment option at least 30 days before the maturity date.
If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules. Consult a tax advisor before electing such an option.
Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment option. The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.
Payment Options
The following four payout options are available:
1.    Income for Specified Period: We pay installments for a specified period of 5 to 20 years. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.
2.    Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted. The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.
3.    Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
a.    Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the annuitant is alive. Therefore, if the annuitant dies after the first payment, then only one payment will be made.
b.    Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.
4.    Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.
ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE COMPANY
We are Midland National Life Insurance Company, a stock life insurance company. Our Principal Office address is:
Midland National Life Insurance Company
8300 Mills Civic Parkway
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.
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LiveWell Variable Annuity

Our Financial Condition
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.
We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information (“SAI”). You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038. The overnight mailing address is Midland National 8300 Mills Civic Parkway, West Des Moines, Iowa, 50266-3833.
PORTFOLIO VOTING RIGHTS
We invest the assets of our separate account investment options in shares of the portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
•    to elect the Funds’ or Trust’s Board of Directors/Trustees,
•    to ratify the selection of independent auditors for the portfolios,
•    on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
•    in some cases, to change the investment objectives and contracts.
Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.
The funds companies will determine if and how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions. The portfolios are not required to and generally do not hold a meeting in any given year.
If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.
HOW WE DETERMINE YOUR VOTING SHARES
You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested. We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.
If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES
Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners. If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.
OUR REPORTS TO OWNERS
We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.
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Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.
You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.
We also currently intend to send you semi-annual reports with financial information on the portfolios.
CONTRACT PERIODS, ANNIVERSARIES
We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page. Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively. For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.
DIVIDENDS
We do not pay any dividends on the variable annuity Contract described in this prospectus.
CHANGE OF ADDRESS NOTIFICATION
To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses. We may also call you to verify the change of address.
MODIFICATION TO YOUR CONTRACT
Upon notice to you, we may modify your Contract to:
(a) permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;
(b) assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
(c) reflect a change in the operation of the separate account; or
(d) provide additional investment options.
In the event of such modifications, we will make an appropriate endorsement to the Contract.

YOUR BENEFICIARY
You name your beneficiary in your Contract application. The beneficiary is entitled to the death benefit of the Contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the owner’s lifetime. We must receive written notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us. We will not be liable for any payment made before we receive and accept the written notice. If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
ASSIGNING YOUR CONTRACT
You may assign your rights in a Non-Qualified Contract. You must send a copy of the assignment to our Customer Service Center. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.
This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market.
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WHEN WE PAY PROCEEDS FROM THIS CONTRACT
We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.
We may delay payment or transfers for one or more of the following reasons:
•    We cannot determine the amount of the payment,
•    the New York Stock Exchange is closed,
•    trading in securities has been restricted by the SEC,
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,
•    The SEC by order permits us to delay payment to protect our owners, or
•    Your premium check(s) have not cleared your bank.
If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS
We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts. We pay commissions to Sammons Financial Network for sales of the Contracts.
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.
Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of the Contract. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.
Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.
We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from
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LiveWell Variable Annuity

the investment options, their distributors, service providers and/or managers. Commissions and other incentives or payments described above are not charged directly to you or the separate account but they are reflected in the fees and charges that you do pay directly or indirectly.
REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

LEGAL PROCEEDINGS
Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the separate account, on the ability of Sammons Financial Network, LLC. to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

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LiveWell Variable Annuity

APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421or by sending an email request to SecuritiesPI@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Average Annual Total Returns

Prospectus Objective	Name	Firm Name	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Asset Allocation	AB VPS Dynamic Asset Allocation B5	AllianceBernstein	1.07	-18.68	-0.1	3.07
Small Company	AB VPS Small Cap Growth B	AllianceBernstein	1.15	-39.26	6.51	10.56
Growth	AB VPS Small/Mid Cap Value B	AllianceBernstein	1.05	-15.82	3.62	9.06
Aggressive Growth	Alger Capital Appreciation S	Alger	1.16	-36.69	7.15	11.6
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III	ALPS	1.3	17.32	3.38
Growth and Income	ALPS/Red Rocks Global Opportunity III	ALPS	1.75	-28.91	3.32
Balanced	American Century VP Balanced II	American Century Investments	1.06	-17.47	4.18	6.38
Growth and Income	American Century VP Discplnd Cor Val II	American Century Investments	0.95	-12.83	6.59	10.37
Government Bond - Treasury	American Century VP Inflation Prot II	American Century Investments	0.71	-13.08	1.38	0.67
Growth	American Century VP Mid Cap Value II	American Century Investments	1	-1.38	6.61	10.84
Growth	American Century VP Ultra® II	American Century Investments	0.91	-32.46	10.94	13.95
Growth	American Century VP Value II	American Century Investments	0.86	0.31	7.68	10.41
Asset Allocation	American Funds IS® Asset Allocation 4	American Funds	0.8	-13.66	5.06	7.87
Balanced	American Funds IS® Global Balanced 4[4]	American Funds	1.01	-14.73	3.13	5.12
Growth	American Funds IS® Capital Inc Builder®4	American Funds	0.77	-7.37	3.83
World Stock	American Funds IS® Capital Wld Gr&Inc 4	American Funds	0.92	-17.57	3.83	7.53
World Stock	American Funds IS® Global Growth 4	American Funds	1.06	-24.92	6.8	9.92
Small Company	American Funds IS® Global Small Cap 4	American Funds	1.15	-29.69	2.54	6.58
Growth	American Funds IS® Growth 4	American Funds	0.85	-30.11	10.86	13.38
Growth and Income	American Funds IS® Growth-Income 4	American Funds	0.79	-16.71	7.56	11.28
Foreign Stock	American Funds IS® International 4	American Funds	1.04	-21.02	-1.29	3.67
Foreign Stock	American Funds IS® Intl Gr And Inc 4	American Funds	1.03	-15.52	0.35	3.37
Growth	American Funds IS® New World 4	American Funds	1.07	-22.25	2.07	4.02
Corporate Bond - General	American Funds IS® The Bond Fd of Amer 4[4]	American Funds	0.7	-12.75	0.51	1.12
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Government Bond - General	American Funds IS® Ultra-Short Bond 4	American Funds	0.81	0.83	0.47	0.06
Corporate Bond - High Quality	American Funds IS® US Government Secs 4	American Funds	0.72	-11.2	0.37	0.7
Growth and Income	American Funds IS® Washington Mut Inv 4	American Funds	0.77	-8.69	6.84	11.08
Asset Allocation	BlackRock 60/40 Trgt Allc ETF VI III	BlackRock	0.63	-15.04	4.52
Growth	BlackRock Advantage Lg Cp Cor V.I. III	BlackRock	0.83	-20.16	8.22	11.56
Growth and Income	BlackRock Basic Value V.I. 3	BlackRock	0.99	-5.12	6.15	9.27
Growth	BlackRock Capital Appreciation V.I. III	BlackRock	1.05	-37.81	7.4	11.35
Equity-Income	BlackRock Equity Dividend V.I. III	BlackRock	0.91	-4.1	7.11	9.85
Asset Allocation	BlackRock Global Allocation V.I. III	BlackRock	1	-16.07	3.25	4.8
Growth	BlackRock Large Cap Focus Gr V.I. III	BlackRock	1.02	-38.25	7.24	11.89
Growth and Income	Calvert VP S&P 500 Index	Calvert Research and Management	0.28	-18.34	9.12	12.2
Balanced	Calvert VP SRI Balanced F	Calvert Research and Management	0.88	-15.47	6.13	7.26
Growth	Calvert VP SRI Mid Cap	Calvert Research and Management	0.96	-19.49	5.47	7.82
Growth	ClearBridge Variable Aggressive Gr II	Franklin Templeton Investments	1.08	-26.59	1.64	8.22
Equity-Income	ClearBridge Variable Dividend Strat II	Franklin Templeton Investments	0.99	-8.23	9.29	11.25
Growth	ClearBridge Variable Large Cap Growth II	Franklin Templeton Investments	0.99	-32.42	7.12	12.49
Growth	ClearBridge Variable Mid Cap II	Franklin Templeton Investments	1.07	-25.5	4.95	8.95
Small Company	ClearBridge Variable Small Cap Growth II	Franklin Templeton Investments	1.05	-29.01	8.28	10.95
Growth and Income	Columbia VP Contrarian Core 2	Columbia Threadneedle	0.93	-18.85	8.17	11.84
Equity-Income	Columbia VP Dividend Opportunity 2	Columbia Threadneedle	0.96	-1.39	7.82	9.79
Diversified Emerging Markets	Columbia VP Emerging Markets 2	Columbia Threadneedle	1.37	-33.07	-3.27	1.29
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	Columbia Threadneedle	1.01	-16.16	-1.87	0.43
Corporate Bond - High Yield	Columbia VP High Yield Bond 2	Columbia Threadneedle	0.91	-10.78	2.14	3.61
Growth	Columbia VP Select Large Cap Value 2	Columbia Threadneedle	0.93	-2.06	7.84	11.83
Growth	Columbia VP Select Mid Cap Value 2[4]	Columbia Threadneedle	1.08	-9.66	7.74	10.6
Specialty - Technology	Columbia VP Seligman Global Tech 2	Columbia Threadneedle	1.23	-31.86	14.35	18.39
Growth	Columbia VP Small Cap Value 2[4]	Columbia Threadneedle	1.22	-8.97	4.74	9.45
Multisector Bond	Columbia VP Strategic Income 2	Columbia Threadneedle	0.93	-11.52	0.98	2.1
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	Columbia Threadneedle	0.7	-14.32	-0.81	0.59
Growth and Income	Delaware Ivy VIP Asset Strategy II	Delaware Funds by Macquarie	0.87	-14.71	4.32	4.46
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Balanced	Delaware Ivy VIP Balanced II	Delaware Funds by Macquarie	1	-16.1	5.57	7.05
Specialty - Natural Resources	Delaware Ivy VIP Energy II	Delaware Funds by Macquarie	1.22	50.41	-1.66	-0.39
Foreign Stock	Delaware Ivy VIP Global Growth II	Delaware Funds by Macquarie	1.13	-17.49	6.72	7.6
Growth	Delaware Ivy VIP Growth II	Delaware Funds by Macquarie	0.99	-27.24	11.53	13.96
Corporate Bond - High Yield	Delaware Ivy VIP High Income II	Delaware Funds by Macquarie	0.95	-11.12	1.7	3.56
Foreign Stock	Delaware Ivy VIP International Cor Eq II	Delaware Funds by Macquarie	1.16	-14.32	0.45	4.8
Growth	Delaware Ivy VIP Mid Cap Growth II	Delaware Funds by Macquarie	1.1	-30.78	10.59	11.39
Specialty - Natural Resources	Delaware Ivy VIP Natural Resources II	Delaware Funds by Macquarie	1.21	17.72	1.98	0.23
Specialty - Technology	Delaware Ivy VIP Science and Tech II	Delaware Funds by Macquarie	1.14	-31.83	8.53	12.18
Small Company	Delaware Ivy VIP Small Cap Growth II	Delaware Funds by Macquarie	1.14	-26.83	4.38	8.83
Growth	Delaware Ivy VIP Smid Cap Core II	Delaware Funds by Macquarie	1.17	-14.84	4.14	9.25
Growth	Delaware VIP Global Value Equity II	Delaware Funds by Macquarie	1.01	-11.32	3.08	7.21
World Stock	Delaware VIP International Ser Std	Delaware Funds by Macquarie	0.86	-17.33	0.76	4.12
Growth	Delaware VIP Opp Ser Standard	Delaware Funds by Macquarie	0.83	-13.68	5.33	9.38
Growth	Delaware VIP Total Return Ser Std	Delaware Funds by Macquarie	0.83	-10.56	2.89	5.3
Equity-Income	Donoghue Forlines Dividend VIT 1	Donoghue Forlines LLC	2	-10.35	-0.64	2.89
Asset Allocation	DWS Alternative Asset Allocation VIP B	DWS	1.26	-7.74	2.5	2.14
Growth	DWS CROCI US VIP B	DWS	0.97	-15.67	1.99	5.59
Growth	DWS Equity 500 Index VIP B	DWS	0.64	-18.62	8.75	11.9
Small Company	DWS Global Small Cap VIP B	DWS	1.09	-24.22	-0.51	4.46
Corporate Bond - High Yield	DWS High Income VIP B	DWS	1.1	-9.38	2.21	3.37
Small Company	DWS Small Cap Index VIP B	DWS	0.68	-20.89	3.54	8.46
Growth	DWS Small Mid Cap Value VIP B	DWS	1.2	-16.14	1.77	6.84
Income	Eaton Vance VT Floating-Rate Inc Init	Eaton Vance	1.18	-2.71	1.93	2.52
Corporate Bond - High Yield	Federated Hermes High Income Bond II S	Federated	1.07	-11.92	1.35	3.33
Growth	Federated Hermes Kaufmann II S	Federated	1.75	-30.26	4.85	10.53
Growth and Income	Federated Hermes Managed Volatility II S	Federated	1.21	-14	2.32	5.12
Growth	Fidelity® VIP Contrafund Service 2	Fidelity Investments	0.85	-26.49	8.39	11.15
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	Fidelity Investments	1.16	-20.37	1.46	4.35
Specialty - Natural Resources	Fidelity® VIP Energy Service 2[4]	Fidelity Investments	0.9	62.87	6.94	4.54
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Growth and Income	Fidelity® VIP FundsManager 50% Service 2	Fidelity Investments	0.85	-14.04	3.68	5.53
Growth and Income	Fidelity® VIP FundsManager 70% Service 2	Fidelity Investments	0.93	-15.79	4.79	7.28
Growth and Income	Fidelity® VIP FundsManager 85% Service 2	Fidelity Investments	0.97	-17.19	5.55	8.61
Money Mkt - Government	Fidelity® VIP Government MMKT Service 2	Fidelity Investments	0.48	1.28	0.94	0.52
Growth	Fidelity® VIP Growth Opportunities Svc 2	Fidelity Investments	0.88	-38.32	12.8	14.81
Growth and Income	Fidelity® VIP High Income Service 2	Fidelity Investments	0.92	-11.67	0.86	2.71
Foreign Stock	Fidelity® VIP Intl Capital Apprec Svc 2	Fidelity Investments	1.07	-26.57	3.03	6.98
Corporate Bond - General	Fidelity® VIP Investment Grade Bd Svc 2	Fidelity Investments	0.64	-13.21	0.38	1.28
Growth	Fidelity® VIP Mid Cap Service 2	Fidelity Investments	0.86	-14.97	5.68	9.69
Foreign Stock	Fidelity® VIP Overseas Service 2	Fidelity Investments	1.02	-24.68	2.35	5.48
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	Fidelity Investments	0.89	-27.69	1.45	4.85
Multisector Bond	Fidelity® VIP Strategic Income Service 2	Fidelity Investments	0.91	-11.52	1.09	2.2
Growth	Fidelity® VIP Value Strategies Service 2	Fidelity Investments	0.88	-7.35	8.1	9.94
Growth	Franklin DynaTech VIP Fund - Class 2	Franklin Templeton Investments	0.92	-39.96	6.45	9.88
Specialty - Real Estate	Franklin Global Real Estate VIP 2[4]	Franklin Templeton Investments	1.25	-26.06	0.24	2.89
Growth and Income	Franklin Income VIP 2	Franklin Templeton Investments	0.72	-5.47	4.3	5.51
Growth and Income	Franklin Multi-Asst Dyn Mlt-Strat VIT II	Franklin Templeton Investments	1.27
World Stock	Franklin Mutual Global Discovery VIP 2	Franklin Templeton Investments	1.23	-4.75	3.66	6.6
Growth	Franklin Mutual Shares VIP 2	Franklin Templeton Investments	0.98	-7.43	3.15	6.73
Growth and Income	Franklin Rising Dividends VIP 2	Franklin Templeton Investments	0.88	-10.57	10.04	11.86
Asset Allocation	Franklin VolSmart Allocation VIP 2[4]	Franklin Templeton Investments	1.02	-12.13	5.78
Small Company	Guggenheim Var Ser Q (Small Cap Value)	Guggenheim Investments	1.13	-3.74	5.19	7.85
Growth and Income	Guggenheim VT Global Mgd Futures Strat	Guggenheim Investments	1.77	11.28	2.54	1.75
Growth	Guggenheim VT Long Short Equity	Guggenheim Investments	1.6	-14.39	0.43	3.74
Growth	Guggenheim VT Multi-Hedge Strategies	Guggenheim Investments	2.02	-3.4	2.25	2.25
Foreign Stock	Invesco Oppenheimer VI Intl Gr II	Invesco	1.25	-27.16	-0.01	3.99
Growth	Invesco V.I. Discovery Mid Cap Growth II	Invesco	1.08	-31.13	8.37	11.55
Small Company	Invesco V.I. Main Street Small Cap II	Invesco	1.09	-16.04	6.74	10.6
Asset Allocation	Invesco VI Balanced-Risk Allocation II	Invesco	1.13	-14.52	1.94	3.29
Income	Invesco VI Core Plus Bond II	Invesco	0.87	-14.68	-0.04	1.87
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Equity-Income	Invesco VI Diversified Dividend II	Invesco	0.93	-1.92	5.97	9.53
Growth and Income	Invesco VI Equally Wtd S&P 500 II	Invesco	0.6	-12.06	8.51	11.69
Equity-Income	Invesco VI Equity and Income II	Invesco	0.8	-7.71	5.35	8.12
World Stock	Invesco VI Global II	Invesco	1.03	-31.94	2.59	7.59
Growth	Invesco VI Main Street II	Invesco	1.04	-20.31	6.89	10.49
Small Company	Invesco VI Small Cap Equity II	Invesco	1.2	-20.73	5.27	8.05
Balanced	Janus Henderson VIT Balanced Svc	Janus Henderson	0.86	-16.62	6.42	8.16
Growth	Janus Henderson VIT Enterprise Svc	Janus Henderson	0.96	-16.15	9.35	13.1
Income	Janus Henderson VIT Flexible Bond Svc	Janus Henderson	0.82	-13.9	0.25	1.1
Specialty - Technology	Janus Henderson VIT Glb Tech&Innvt Svc	Janus Henderson	0.97	-37.12	10.28	15.34
World Stock	Janus Henderson VIT Global Rsrch Svc	Janus Henderson	1.02	-19.61	6.29	8.88
Growth	Janus Henderson VIT Mid Cap Value Svc	Janus Henderson	0.92	-5.77	4.49	8.25
Foreign Stock	Janus Henderson VIT Overseas Svc	Janus Henderson	1.12	-8.84	5.2	3.72
Growth	Janus Henderson VIT Research Svc	Janus Henderson	0.85	-30.06	7.9	11.16
Specialty - Financial	JHVIT Financial Industries II	John Hancock	1.09	-13.83	5.01	9.17
Growth	JHVIT Fundamental All Cap Core II	John Hancock	0.95	-24.43	8.04	12.08
Growth and Income	JHVIT Select Bond II	John Hancock	0.84	-14.38	-0.14	0.92
Multisector Bond	JHVIT Strategic Income Opportunities II	John Hancock	0.95	-10.3	0.53	2.23
Asset Allocation	Lazard Ret Global Dyn Multi Asst Svc	Lazard	1.06	-17.38	0.52	4.55
Foreign Stock	Lazard Retirement International Eq Ser	Lazard	1.1	-15.01	0.28	3.41
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	Lord Abbett	0.89	-12.81	1.01	3.65
Growth	Lord Abbett Series Developing Growth VC	Lord Abbett	1.04	-35.98	8.23	10.86
Growth and Income	Lord Abbett Series Fundamental Eq VC	Lord Abbett	1.08	-11.97	4.94	8.82
Income	Lord Abbett Series Short Duration Inc VC	Lord Abbett	0.83	-5.06	0.92
Growth	MFS® VIT II Blended Rsrch Core Eq Svc	MFS	0.69	-16.2	8.11	11.48
Corporate Bond - General	MFS® VIT II Corporate Bond Service	MFS	0.88	-16.62	0.03	1.63
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc	MFS	1.48	-19.94	-3.26	-0.27
Asset Allocation	MFS® VIT II Global Tactical Allc Svc	MFS	1.02	-7.44	1.83	3.54
Foreign Stock	MFS® VIT II International Intrs Val Svc	MFS	1.14	-23.75	2.77	7.56
Specialty - Technology	MFS® VIT II Technology Svc	MFS	1.12	-35.85	8	13.76
48

Specialty - Real Estate	MFS® VIT III Global Real Estate Service	MFS	1.17	-27.14	3.23	5.65
Growth	MFS® VIT New Discovery Svc	MFS	1.12	-29.99	7.53	9.71
Specialty - Utility	MFS® VIT Utilities Series Service	MFS	1.03	0.48	8.73	8.35
Growth and Income	PIMCO Dynamic Bond Adv	PIMCO	1.11	-6.45	0.95	1.4
Growth and Income	PIMCO Glbl Mgd Ast Allc Ptf Adv	PIMCO	1.21	-18.4	3.43	3.02
Worldwide Bond	PIMCO Global Bond Opps (Unhedged) Adv	PIMCO	1.02	-11.09	-1.02	-0.41
Income	PIMCO Income Advisor	PIMCO	0.92	-7.87	1.67
Growth and Income	PIMCO International Bond (USD-Hdg) Adv	PIMCO	1.01	-10.24	0.22	2.12
Growth and Income	PIMCO VIT All Asset Adv	PIMCO	1.34	-11.87	3.12	3.15
Growth and Income	PIMCO VIT CommodityRealReturn® Strat Adv	PIMCO	1.03	8.66	6.94	-1.66
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	PIMCO	1.12	-15.8	-0.95	0.87
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	PIMCO	0.87	-10.38	1.78	3.42
Growth and Income	PIMCO VIT Low Duration Adv	PIMCO	0.75	-5.84	-0.02	0.32
Worldwide Bond	PIMCO VIT Real Return Adv	PIMCO	0.77	-11.99	1.86	0.8
Corporate Bond - General	PIMCO VIT Short-Term Adv	PIMCO	0.7	-0.25	1.16	1.25
Growth and Income	PIMCO VIT Total Return Adv	PIMCO	0.75	-14.39	-0.28	0.82
Corporate Bond - General	Pioneer Bond VCT ll	Amundi US	0.88	-14.46	0.04	1.43
Equity-Income	Pioneer Equity Income VCT II	Amundi US	1.05	-7.94	5.62	10.17
Corporate Bond - High Yield	Pioneer High Yield VCT II	Amundi US	1.17	-11.44	0.89	3.11
Income	Pioneer Strategic Income VCT II5	Amundi US	1.04	-12.84	0.45	1.71
Growth and Income	Pioneer VCT II	Amundi US	1.04	-19.68	10.35	12.32
Growth	Principal Blue Chip 3	Principal Funds	1.05	-31.2
Balanced	Principal Diversified Balanced 3	Principal Funds	0.64	-15.24	3.82	5.73
Growth	Principal Diversified Growth 3	Principal Funds	0.66	-15.84	4.9	7.17
Income	Principal Diversified Income 3	Principal Funds	0.62	-14.73	2.64	4.24
Equity-Income	Principal Equity Income 3	Principal Funds	0.87	-10.86	7.09	10.39
Growth	PSF Mid-Cap growth Portfolio II	PGIM Investments	1.05	-27.24	8.21	9.81
Specialty - Natural Resources	PSF Natural Resources Portfolio II	PGIM Investments	0.9	21.54	8.85	1.74
Growth	PSF PGIM Jennison Focused Blend Port II	PGIM Investments	1.24	-26.04	6.32	10.06
Small Company	Royce Capital Micro-Cap Svc	Royce Investment Partners	1.33	-22.65	6.01	5.46
49

Small Company	Royce Capital Small-Cap Svc	Royce Investment Partners	1.33	-9.41	3.16	6.07
Specialty - Health	Rydex Var Biotechnology	Rydex Funds	1.69	-13.31	3.79	10.76
Growth	Rydex Var S&P 500 Pure Growth[5]	Rydex Funds	1.6	-28.35	6.82	11.04
Growth	Rydex Var S&P MidCap 400 Pure Growth	Rydex Funds	1.6	-22.62	2.17	6.15
Growth	T. Rowe Price Blue Chip Growth Port II	T. Rowe Price	1	-38.66	4.89	11.4
Equity-Income	T. Rowe Price Equity Income Port II4	T. Rowe Price	0.99	-3.59	6.77	9.41
Specialty - Health	T. Rowe Price Health Sciences Port II	T. Rowe Price	1.19	-12.69	10.56	15.35
Growth	T. Rowe Price Mid-Cap Growth Port II4	T. Rowe Price	1.09	-22.75	6.94	11.68
Diversified Emerging Markets	Templeton Developing Markets VIP 2	Franklin Templeton Investments	1.44	-21.98	-1.67	1.02
Foreign Stock	Templeton Foreign VIP 2	Franklin Templeton Investments	1.06	-7.61	-1.97	1.47
Income	Templeton Global Bond VIP 2	Franklin Templeton Investments	0.76	-4.95	-2.32	-0.78
Growth	VanEck VIP Global Resources Fund S	VanEck	1.34	8.12	4.01	0.11
Growth and Income	Western Asset Core Plus VIT II	Franklin Templeton Investments	0.78	-17.28	-0.8	1.47
Corporate Bond - High Yield	Western Asset Variable Glbl Hi Yld Bd II5	Franklin Templeton Investments	1.07	-13.87	0.37	2.26
    (as of 12/31/22)

1During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.
4This Investment Option will be available beginning August 1, 2023.
5This Investment Option will be closed to new investors beginning August 1, 2023.

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APPENDIX B – ENHANCED DEATH BENEFIT EXAMPLES
Enhanced Death Benefit Value Examples
Enhanced death benefit value refers to the enhanced death benefit. The enhanced death benefit value is only available as a death benefit and is not available as a surrender value.

The initial enhanced death benefit value on the Contract issue date is equal to the initial premium of the Contract that the endorsement is attached.

Example 1:
This example demonstrates the impact of the enhanced death benefit following a decline in the accumulation value due to negative investment performance. During the enhanced death benefit step-up, on the Contract anniversary, the accumulation value is $85,000, the Contract’s death benefit is $85,000, and the enhanced death benefit value (prior to the step-up) is $95,000.
The enhanced death benefit value after the step-up on the Contract anniversary would stay $95,000, as the current enhanced death benefit is the greater of:
1)$85,000 accumulation value
2)$85,000 Contract death benefit
3)$95,000 enhanced death benefit immediately prior to Contract anniversary

Example 2:
During the enhanced death benefit step-up period, on the Contract anniversary, the accumulation value is $100,000, the Contract’s death benefit is $80,000, and the enhanced death benefit current value (prior to the step-up) is $85,000.

The enhanced death benefit after the step-up on the Contract anniversary would be $100,000 the accumulation value, which is the greater of:
1)$100,000 accumulation value
2)$80,000 Contract death benefit
3)$85,000 enhanced death benefit immediately prior to Contract anniversary

Example 3:
After the enhanced death benefit step-up period has ended, on the Contract anniversary, the accumulation value is $185,000, the Contract’s death benefit is $110,000, and the enhanced death benefit value (prior to the step-up) is $115,000.
The enhanced death benefit value would not change and stay at $115,000. In this case, the step-up in the enhanced death benefit is no longer available, since the enhanced death benefit step-up period has ended.

Effects of a Partial Withdrawal on the Enhanced Death Benefit Value Examples
Any gross partial surrender amount(s), including required minimum distributions, will reduce the enhanced death benefit value by the same proportion as the reduction to the accumulation value.

Example 1:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $85,000.
After the partial withdrawal, the enhanced death benefit value is $76,500, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $85,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal[))
= $76,500. The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.
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LiveWell Variable Annuity

Example 2:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the Partial Withdrawal, prior to the Partial Withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $200,000. After the partial withdrawal, the enhanced death benefit value is $180,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $200,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000 and the enhanced death benefit value is $100,000. After the partial withdrawal, the enhanced death benefit value is $90,000, which equals; the enhanced death benefit prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [enhanced death benefit prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Effects of Additional Premium on the Enhanced Death Benefit Value Examples
Each time any additional premium is received, the enhanced death benefit value will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:
During the enhanced death benefit value step-up period, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.

Example 2:
After the enhanced death benefit value step-up period has ended, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the enhanced death benefit value is $100,000. After the additional premium payment, the enhanced death benefit value is $110,000 = $100,000 + $10,000.
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LiveWell Variable Annuity

APPENDIX C – STATE VARIATIONS
Certain Contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix C contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:
On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:
For owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:
During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as: (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period. “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.
For Contracts issued in the state of Florida, the following variations apply:
The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount. To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.
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LiveWell Variable Annuity

For Contracts issued in the state of Illinois, the following variations apply:
The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or
Public Service Section Springfield, Illinois 62767

Midland National Life Insurance Company Annuity Division
PO Box 9261
Des Moines IA 50306-9261
Toll Free Telephone: 1-877-747-3421

For Contracts issued in the state of Montana, the following variations apply:
Death proceeds will be paid within 60 days of receiving due proof of the owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.
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LiveWell Variable Annuity

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LIVEWELL VARIABLE ANNUITY CONTRACT
Flexible Premium Deferred Variable Annuity Contract
Issued by
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)
Our Customer Service Center:
P.O. Box 9261
Des Moines, IA 50306-9261
(866) 747-3421
This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated April 17, 2023 by contacting us at our Customer Service Center using the above address and phone number. Terms used in the current Prospectus for the contract are incorporated in this document.
This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the Investment Portfolios currently available in the contract.
Dated May 1, 2023

TABLE OF CONTENTS

SEPARATE ACCOUNT AND THE COMPANY	3
SERVICES	3
THE CONTRACT	4
ENTIRE CONTRACT	4
CHANGES TO THE CONTRACT	4
INCONTESTABILITY	4
MISSTATEMENT OF AGE OR SEX	4
NON-PARTICIPATING	4
CLAIMS OF CREDITORS	4
MINIMUM BENEFITS	4
OWNERSHIP	4
ACCUMULATION UNIT VALUE	5
ANNUITY PAYMENTS	5
ADJUSTED HISTORICAL PERFORMANCE DATA	5
FEDERAL TAX MATTERS	5
TAX-FREE EXCHANGES (SECTION 1035)	5
REQUIRED DISTRIBUTIONS	6
NON-NATURAL PERSON OWNERS	6
DIVERSIFICATION REQUIREMENTS	6
OWNER CONTROL	6
TAXATION OF QUALIFIED CONTRACTS	6
DISTRIBUTION OF THE CONTRACTS	7
SAFEKEEPING OF ACCOUNT ASSETS	8
STATE REGULATION	8
RECORDS AND REPORTS	8
EXPERTS	9
OTHER INFORMATION	10
AUDITED FINANCIAL STATEMENTS	11

2

SEPARATE ACCOUNT AND THE COMPANY
The Depositor, Midland National Life Insurance Company, is a stock life insurance company. It was organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. We are engaged in a broad range of insurance and insurance-related activities.
Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Registrant, Separate Account C, was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).
SERVICES
Midland National keeps the assets of the Midland National Life Separate Accounts and holds all funds of the Separate Account. Midland National maintains the proceeds of shares of the underlying Investment Options purchased and sold through the Midland National Life Separate Accounts. Financial statements of each Investment Option within Midland National Life Separate Account C and Midland National Life Insurance Company are prepared by PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

3

THE CONTRACT
ENTIRE CONTRACT
The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.
CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.
We may change the contract without your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.
INCONTESTABILITY
We will not contest the contract.
MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.
Any underpayments made by us will be paid to the payee. Any overpayments made by us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.
NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.
CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable based on the assets in the Separate Account under the contract to a beneficiary or payee are subject to the claims of creditors.
MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.
OWNERSHIP
The contract belongs to you. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:
1)    Any assignee of record with us;
2)    Any irrevocable beneficiary; and
3)    Any restricted ownership.
We must receive written notice informing us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, we are not liable for payments made by us before we record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving us written notice. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.
4

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This contract may not be traded on any stock exchange or secondary market.
ACCUMULATION UNIT VALUE
We determine Accumulation Unit Values for each investment option of our Separate Account at the end of each Valuation Period. The Accumulation Unit Value for each investment option was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that investment option on that Business Day.
We determine the net investment factor for each investment option every Valuation Period by taking a) divided by b) minus c) where:
a)    Is the total of:
1)    The net asset value per share at the end of the current Valuation Period; plus
2)    Any dividend or capital gains per share reinvested during the current Valuation Period; plus
3)    Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.
b)    Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.
c)    Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.
We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the Investment Portfolios, and also for any charges.
ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Options.

ADJUSTED HISTORICAL PERFORMANCE DATA
Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular Portfolio that was in existence prior to the investment option’s commencement of operations. The Investment portfolio used for these calculations will be the actual Portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable Investment Portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable Investment Portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).
FEDERAL TAX MATTERS
TAX-FREE EXCHANGES (SECTION 1035)
Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).
We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between non-qualified contracts and IRAs to the
5

extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.
REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other rules may apply to qualified contracts.
NON-NATURAL PERSON OWNERS
If a non-natural person (e.g., a corporation or a trust) owns a non-qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.
There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.
DIVERSIFICATION REQUIREMENTS
The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment option, through the portfolio in which it invests, will satisfy these diversification requirements.

OWNER CONTROL
In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.
TAXATION OF QUALIFIED CONTRACTS
The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may
6

apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Setting Every Community Up for Retirement Enhancement Act of 2019 (the “Secure Act”) increases the beginning date for required minimum distributions from 70 1/2 to 72. This change only applies if you will attain age 70 1/2 on or after January 1, 2020. . If you reached the age of 70 1/2 prior to January 1, 2020, you are still required to use age 70 1/2 as the beginning date for required minimum distributions.
The Secure Act also provides that for qualified contract owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. This rule applies regardless of whether required minimum distributions have begun. Eligible designated beneficiaries can withdraw the account value over their lives or a period not exceeding their life expectancies. The only eligible designated beneficiary payouts we administer are those involving the surviving spouse of the deceased owner. For distribution purposes, we will treat non-spouse eligible designated beneficiaries as designated beneficiaries.

DISTRIBUTION OF THE CONTRACTS
The contracts are offered on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.
Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Financial Network offers the contracts through its registered representatives. Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.
We pay a distribution allowance to Sammons Financial Network of 1.50% of total premiums received on LiveWell Variable Annuity.
The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2020	$ 2,642,364
2021	$ 5,701,900
2022	$ 4,088,455
*    Represents an underwriting fee paid to Sammons Financial Network for LiveWell Variable Annuity and the LiveWell Dynamic Annuity under Separate Account C. The entire distribution amount was retained by Sammons Financial Network each year.
Sammons Financial Network or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.
We and/or Sammons Financial Network may pay certain selling firms additional amounts for:
•    participation in their marketing programs, which may include marketing services and increased access to their sales representatives;
•    sales promotions relating to the contracts;
•    costs associated with sales conferences and educational seminars for their sales representatives; and
•    other sales expenses incurred by them.
We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.
We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
7

SAFEKEEPING OF ACCOUNT ASSETS
Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of Portfolio shares held by each of the Investment options .

STATE REGULATION
Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.
RECORDS AND REPORTS
All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.
LEGAL MATTERS
Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.
PURCHASE OF SECURITIES BEING OFFERED
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
8

EXPERTS
The financial statements of Midland National Life Insurance Company as of December 31, 2022 and December 31, 2021 and for each of the three years in the period ended December 31, 2022 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of Midland National Life Insurance Company Separate Account C as of December 31, 2022 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
9

OTHER INFORMATION
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.
10

AUDITED FINANCIALS
Financial Statements of Midland National Life Insurance Company Separate Account C
Financial Statements of Midland National Life Insurance Company

11

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2022 and 2021

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-14
Financial Statements
Statements of Net Assets    15–22
Statements of Operations    23–24
Statements of Changes in Net Assets    25–46
Notes to Financial Statements    47–114

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the Northern Lights Variable Trust - Power Income Fund, which only includes a statement of changes in net assets for the period January 1, 2021 to March 18, 2021 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the Northern Lights Variable Trust - Power Income Fund) as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	ProFunds VP - UltraSmall-Cap (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	ProFunds VP - Utilities (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Fund (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	Janus Henderson Series - Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	Janus Henderson Series - Overseas Portfolio (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309 T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (2)	Janus Henderson Series - Research Portfolio (1)
Fidelity Variable Insurance Products - Index 500 Portfolio (1)	Janus Henderson Series - Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	Janus Henderson Series - Global Research Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	Janus Henderson Series - Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)

Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)

American Century Variable Portfolios, Inc. - Ultra Fund (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
MFS Variable Insurance Trust - Research Series (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
MFS Variable Insurance Trust - Growth Series (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	AB Variable Products Series - Small Mid Cap Value Portfolio (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)

MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)

Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Calvert Variable Series, Inc. - SRI Balanced Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Invesco Variable Insurance Funds - Technology Fund (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (2)
Invesco Variable Insurance Funds - Diversified Dividend Fund (2)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds - Core Bond Fund (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	DWS Variable Insurance Portfolios - High Income Portfolio (2)
Invesco Variable Insurance Funds - Global Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)

Invesco Variable Insurance Funds - Main Street Fund (1)	Delaware Variable Insurance Portfolios - Total Return Portfolio (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Delaware Variable Insurance Portfolios - International Portfolio (1)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (2)	Delaware Variable Insurance Portfolios - Opportunity Portfolio (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (2)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Equity and Income Fund (2)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (2)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (3)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Growth and Income Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
J.P. Morgan Series Trust II - Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
J.P. Morgan Series Trust II - Small Cap Core Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (3)
Rydex Variable Trust - Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust - Multi-Asset Dynamic Multi-Strategy Portfolio (6)

Rydex Variable Trust - NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios - Asset Strategy Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios - Balanced Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Value Equity Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Energy Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Bond Portfolio (5)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios - Natural Resources Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - High Income Portfolio (1)
Rydex Variable Insurance Funds - Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios - International Core Equity Portfolio (1)
Rydex Variable Insurance Funds - S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Growth Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios - Science and Technology Portfolio (1)

Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Delaware Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
ProFunds VP - Asia 30 (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP - Banks (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP - Basic Materials (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP - Bear (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP - Biotechnology (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP - Bull (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)

ProFunds VP - Consumer Goods (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Consumer Services (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Dow 30 (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Emerging Markets (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Europe 30 (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Financials (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (1)
ProFunds VP - Health Care (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Industrials (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - International (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Internet (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Japan (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)

ProFunds VP - Large-Cap Growth (1)	Alps Fund - Red Rocks Global Opportunity Portfolio (1)
ProFunds VP - Large-Cap Value (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - Oil & Gas (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Precious Metals (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Real Estate (1)	American Funds IS - International Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Semiconductor (1)	American Funds IS - New World Fund (1)
ProFunds VP - Short Dow 30 (1)	American Funds IS - U.S. Government Securities Fund (1)

ProFunds VP - Short Emerging Markets (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Short International (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Short Mid-Cap (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Short NASDAQ-100 (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Short Small-Cap (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - Small-Cap (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - Small-Cap Value (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - Technology (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - Telecommunications (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - U.S. Government Plus (1)	Principal Variable Contracts - Blue Chip Fund (2)
ProFunds VP - UltraBull (1)	Principal Variable Contracts - Equity Income Fund (2)
ProFunds VP - UltraMid-Cap (1)	Principal Variable Contracts - Diversified Balance Fund (2)

ProFunds VP - UltraNASDAQ-100 (1)	Principal Variable Contracts - Diversified Growth Fund (2)
ProFunds VP - UltraShort Dow 30 (1)	Principal Variable Contracts - Diversified Income Fund (2)
ProFunds VP - UltraShort NASDAQ-100 (1)	Northern Lights Variable Trust - Power Income Fund (4)

(1) Statements of operations for the year ended December 31, 2022, and statements of changes in net assets for the years ended December 31, 2022, and 2021.

(2) Statement of operations for the year ended December 31, 2022, and Statements of changes in net assets for the year ended December 31, 2022, and the period May 1, 2021 (date of introduction) through December 31, 2021.

(3) Statement of operations for the year ended December 31, 2022, and Statements of changes in net assets for the year ended December 31, 2022, and the period August 2, 2021 (date of introduction) through December 31, 2021.

(4) Statements of changes in net assets for the period January 1, 2021, through March 18, 2021 (date of liquidation)

(5) Statements of operations for the period January 1, 2022, through April 27, 2022 (date of liquidation), and Statements of changes in net assets for the period January 1, 2022, through April 27, 2022, and the year ended December 31, 2021.

(6) Statements of operations for the period January 1, 2022, through August 19, 2022 (date of liquidation), and Statements of changes in net assets for the period January 1, 2022, through August 19, 2022, and the year ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with, the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Des Moines, IA
April 14, 2023

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	9,601,795	$9,601,795	$9,601,795
High Income Portfolio	998,307	5,043,166	4,226,913
Equity-Income Portfolio	286,873	6,372,763	6,621,979
Growth Portfolio	102,027	7,805,529	7,258,377
Overseas Portfolio	231,661	5,246,807	4,973,491
Mid Cap Portfolio	501,851	17,592,542	15,717,066
Asset Manager Portfolio	60,799	911,453	859,857
Investment Grade Bond Portfolio	362,412	4,536,879	3,823,171
Index 500 Portfolio	52,903	14,059,319	19,650,780
Contrafund Portfolio	934,676	37,505,206	34,343,886
Asset Manager: Growth Portfolio	42,013	793,765	782,749
Balanced Portfolio	153,097	2,985,174	2,909,180
Growth & Income Portfolio	93,942	2,104,006	2,221,263
Growth Opportunities Portfolio	641,283	39,773,734	25,629,581
Value Strategies Portfolio	227,858	3,192,404	3,313,053
Strategic Income Portfolio	1,365,492	15,483,637	13,518,369
Emerging Markets Portfolio	491,601	6,379,487	4,847,182
Real Estate Portfolio	1,004,954	18,614,786	16,300,362
Funds Manager 50% Portfolio	650,370	7,959,125	6,685,802
Funds Manager 70% Portfolio	424,917	5,302,762	4,533,866
Funds Manager 85% Portfolio	163,317	1,992,715	1,698,499
Government Money Market Portfolio Service Class 2	10,859,494	10,859,494	10,859,494
International Capital Appreciation Portfolio	227,076	4,595,941	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	652,246	5,219,055	4,370,046
Capital Appreciation Fund	131,726	1,920,166	1,554,367
International Fund	264,154	2,932,454	2,513,047
Value Fund	6,300,398	72,371,423	78,502,176
Disciplined Core Value Fund	777,498	7,179,420	5,581,814
Inflation Protection Fund	916,672	9,764,904	8,589,219
Large Company Value Fund	78,761	1,450,371	1,449,982
Mid Cap Value Fund	1,826,211	38,478,819	38,660,896
Ultra Fund	310,400	7,608,136	5,798,287
MFS Variable Insurance Trust
Research Series	12,526	445,588	345,456
Growth Series	26,756	1,624,478	1,263,463
Investors Trust Series	13,291	441,850	424,738
New Discovery Series	711,614	10,680,530	6,468,801
Corporate Bond Portfolio	519,195	6,043,474	4,641,603
Emerging Markets Equity Portfolio	387,297	5,778,405	4,333,857
Technology Portfolio	328,180	8,421,291	5,976,160
Global Tactical Allocation Portfolio	88,135	1,304,188	1,120,198
International Intrinsic Value Portfolio	482,073	14,193,593	12,895,443
Utilities Series Portfolio	440,262	15,295,958	15,660,116
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Blended Research Core Equity Portfolio	73,899	4,246,693	3,459,958
Global Real Estate Portfolio	56,974	1,086,485	873,404
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	48,431	1,698,742	1,588,535
Mid-Cap Stock Portfolio	60,922	1,485,651	1,406,074
Bond-Debenture Portfolio	2,584,179	31,275,942	26,358,622
Fundamental Equity Portfolio	133,767	2,319,230	2,027,903
Developing Growth Portfolio	177,625	7,195,503	3,934,395
Short Duration Income Portfolio	1,382,326	19,344,505	17,956,408
Alger Fund
LargeCap Growth Portfolio	76,599	5,369,304	3,604,009
MidCap Growth Portfolio	243,382	5,837,721	3,329,477
Capital Appreciation Portfolio	38,336	3,207,716	2,095,083
SmallCap Growth Portfolio	37,385	861,354	530,498
Capital Appreciation Portfolio Class S	654,996	49,720,722	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	109,413	3,234,900	2,501,167
S&P 500 Index Portfolio	8,323	1,332,441	1,221,541
SRI Balanced Portfolio	2,718,139	6,669,073	5,599,365
Invesco Variable Insurance Funds
Technology Fund	46,880	998,479	590,218
Diversified Dividend Fund	131,884	3,645,599	3,273,278
Health Care Fund	39,727	1,103,660	999,125
Global Real Estate Fund	6,658	99,339	84,692
International Equity Fund	6,326	224,442	179,775
Main Street Mid Cap Fund	24,543	248,878	201,986
Core Bond Fund	—	—	—
Discovery Mid Cap Growth Fund	103,686	8,029,363	4,962,407
Global Fund	190,165	7,860,301	5,761,990
Main Street Fund	541,147	12,474,073	8,517,650
Main Street Small Cap Fund	313,092	8,289,539	7,063,355
Balanced-Risk Allocation Fund	54,130	496,412	431,417
Core Plus Bond Fund	789,001	4,562,151	4,339,505
Equity and Income Fund	328,581	6,039,700	5,273,689
Small Cap Equity Fund	162,361	2,942,137	2,212,976
Equally Weighted S&P 500 Fund	159,920	4,206,785	3,924,433
Growth and Income Portfolio	23,013	449,376	454,958
American Value Fund	7,272	117,620	112,569
J.P. Morgan Series Trust II
Core Bond Portfolio	141,394	1,589,666	1,367,281
Small Cap Core Portfolio	108,400	2,310,113	1,946,867
Rydex Variable Trust
Nova Fund	4,723	530,598	560,713
NASDAQ-100 Fund	16,394	940,109	758,701
U.S. Government Money Market Fund	255,615	255,615	255,615

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Inverse S&P 500 Strategy Fund	2,669	114,496	96,789
Inverse NASDAQ-100 Strategy Fund	1,736	39,862	44,147
Inverse Government Long Bond Strategy Fund	123	10,620	12,170
Government Long Bond 1.2x Strategy	4,033	167,460	89,929
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	40,713	3,860,852	3,230,976
S&P 500 Pure Growth Fund	123,749	6,520,020	5,147,948
S&P MidCap 400 Pure Growth Fund	42,435	1,551,161	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	46,706	657,862	704,791
Multi-Hedge Strategies Fund	54,623	1,385,468	1,394,523
Global Managed Futures Strategy Fund	74,140	1,360,500	1,302,644
Small Cap Value Fund	117,771	4,950,098	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	1,293	34,255	30,492
Asia 30	1,506	91,039	53,404
Banks	969	27,450	24,342
Basic Materials	482	33,234	36,813
Bear	444	10,166	7,558
Biotechnology	3,193	226,856	225,765
Bull	7,715	473,870	375,561
Consumer Goods	2,566	143,705	128,880
Consumer Services	1,410	93,643	73,842
Dow 30	7,757	178,052	140,786
Emerging Markets	1,258	32,257	31,482
Europe 30	1,536	35,985	34,588
Falling U.S. Dollar	1,412	22,400	21,315
Financials	433	19,789	18,271
Health Care	3,954	294,893	294,366
Industrials	800	66,888	66,410
International	1,788	37,966	31,847
Internet	11,571	336,713	189,769
Japan	764	39,072	37,037
Large-Cap Growth	13,050	815,343	621,851
Large-Cap Value	11,778	523,018	531,311
Mid-Cap	7,059	130,822	103,630
Mid-Cap Growth	8,483	344,478	269,330
Mid-Cap Value	2,688	112,321	106,204
Government Money Market	3,107,312	3,107,312	3,107,312
Oil & Gas	5,186	176,341	229,703
NASDAQ-100	5,692	290,149	217,490
Pharmaceuticals	1,489	55,325	55,552
Precious Metals	11,220	315,281	280,844

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Real Estate	1,066	66,295	57,791
Rising Rates Opportunity	396	19,521	17,427
Semiconductor	1,649	111,197	108,566
Short Dow 30	70	1,680	1,638
Short Emerging Markets	—	—	—
Short International	199	6,544	5,620
Short Mid-Cap	180	1,459	1,494
Short NASDAQ-100	—	—	—
Short Small-Cap	80	3,078	2,105
Small-Cap	4,737	169,551	141,401
Small-Cap Growth	5,036	168,236	135,053
Small-Cap Value	2,188	98,973	87,148
Technology	4,501	288,642	218,789
Telecommunications	84	2,610	2,455
U.S. Government Plus	4,666	113,988	61,920
UltraBull	28,684	879,172	592,893
UltraMid-Cap	10,626	406,623	304,760
UltraNASDAQ-100	21,003	509,160	301,598
UltraShort Dow 30	87	373	346
UltraShort NASDAQ-100	18	1,321	306
UltraSmall-Cap	7,658	126,723	86,384
Utilities	4,769	208,921	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	277,548	7,009,415	7,704,996
Emerging Markets Fund	92,807	1,223,708	807,421
Emerging Markets Bond Fund	47,878	391,448	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	842,775	13,710,272	8,773,284
Overseas Portfolio	29,597	1,098,323	1,087,968
Research Portfolio	4,946	196,268	149,236
Enterprise Services Portfolio	504,326	37,047,311	31,661,580
Global Research Portfolio	30,363	1,777,042	1,469,892
Mid Cap Value Portfolio	272,810	4,319,213	4,266,745
Balanced Portfolio	1,807,918	80,929,267	76,782,262
Flexible Bond Portfolio	677,590	8,937,793	7,446,718
PIMCO Variable Insurance Trust
Total Return Portfolio	3,441,789	37,818,138	30,907,266
Low Duration Portfolio	3,168,446	32,147,843	30,036,870
High Yield Portfolio	1,275,069	9,286,043	8,632,214
Real Return Portfolio	2,046,173	26,571,742	23,530,989
All Asset Portfolio	338,528	3,627,296	2,965,503
Global Managed Asset Allocation Portfolio	104,660	1,205,267	890,660
Short-Term Portfolio	5,610,066	57,342,024	56,661,671
Emerging Markets Bond Portfolio	164,704	2,059,122	1,655,280
Global Bond Opportunities Portfolio	11,264	122,360	106,448

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Commodity Real Return Strategy Portfolio	1,115,179	8,908,583	7,817,404
International Bond (USD-Hedged) Portfolio	263,474	2,856,319	2,505,641
Dynamic Bond Adv Portfolio	249,057	2,483,644	2,094,573
Income Advisor Portfolio	3,221,898	34,364,877	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	122,025	1,488,140	1,269,059
Large Cap Value Fund	66,430	625,754	554,027
Mid Cap Value Fund	208,913	3,368,015	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	27,597	771,153	536,207
AMT Mid Cap Intrinsic Value Portfolio	20,111	361,836	305,694
BNY Mellon Variable Investment Fund
Appreciation Portfolio	9,830	364,505	307,878
Sustainable U.S. Equity Portfolio	343	12,791	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,984	26,214	21,233
Emerging Markets Equity Portfolio	9,698	134,523	115,114
Discovery Portfolio	12,847	110,527	36,101
U.S. Real Estate Portfolio	3,765	64,338	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	48,061	630,382	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	307,329	3,456,744	2,424,823
Small Cap Growth Portfolio	2,772	39,541	18,765
Small Mid Cap Value Portfolio	374,769	7,400,602	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	335,094	4,507,135	3,890,440
Capital Appreciation Fund	69,480	617,759	400,206
Equity Dividend Fund	2,671,877	30,722,361	27,039,392
Global Allocation Fund	1,025,405	15,151,826	12,171,555
Advantage Large Cap Core Fund	22,897	544,061	405,050
Large Cap Focus Growth Fund	696,019	12,989,486	8,526,239
60/40 Target Allocation ETF Fund	654,269	8,573,965	7,596,065
Total Return Portfolio	146,778	1,773,126	1,457,503
S&P 500 Portfolio	62,969	1,536,877	1,535,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	218,281	7,067,672	7,037,375
Dividend Opportunity Portfolio	273,942	9,010,258	9,903,002
Emerging Markets Bond Portfolio	561,078	5,345,721	4,219,308
High Yield Portfolio	779,569	5,092,635	4,435,748
Select Large-Cap Value Portfolio	195,253	6,901,382	6,954,925
Seligman Global Tech Portfolio	515,042	13,253,760	9,038,981
US Government Mortgage Portfolio	108,607	1,100,653	941,623
Strategic Income Portfolio	379,557	1,522,254	1,313,268
Emerging Markets Portfolio	28,075	432,773	247,339

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,707,244	41,059,263	39,215,391
Small Cap Index Portfolio	587,068	8,903,055	7,115,261
Alternative Asset Allocation Portfolio	87,710	1,176,806	1,138,480
Global Small Cap Portfolio	24,508	228,838	198,267
Small Mid Cap Value Portfolio	305,756	3,736,007	3,889,214
CROCI US Portfolio	11,485	161,811	151,484
High Income Portfolio	62,363	341,185	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,262,634	20,004,772	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	10,704	125,420	121,815
International Portfolio	66,470	1,227,196	993,062
Opportunity Portfolio	495,261	7,537,310	8,087,611
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	298,559	4,982,038	4,526,155
Income Fund	1,702,003	26,108,421	25,070,503
Global Bond Fund	1,979,529	29,760,249	24,704,524
Foreign Fund	2,833,867	37,872,526	34,488,163
Developing Markets Fund	324,668	2,988,892	2,422,020
Mutual Global Discovery Fund	280,388	4,716,280	4,657,252
Rising Dividends Fund	958,014	26,221,984	25,895,128
DynaTech 2 Fund	666,805	2,732,506	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	322,409	2,898,238	2,530,912
Balanced Portfolio	1,258,977	8,022,942	5,904,604
Global Value Equity Portfolio	204,618	1,139,063	902,366
Energy Portfolio	333,808	1,116,648	1,692,405
Global Bond Portfolio	—	—	—
Natural Resources Portfolio	134,882	496,081	643,386
Growth Portfolio	356,237	3,679,791	2,839,211
High Income Portfolio	3,259,223	10,502,466	9,191,008
International Core Equity Portfolio	421,395	6,565,417	5,979,593
Global Growth Portfolio	202,935	688,369	675,775
Mid Cap Growth Portfolio	933,329	12,809,098	8,838,626
Science and Technology Portfolio	667,619	18,902,891	11,649,955
Small Cap Growth Portfolio	634,486	5,452,724	3,832,297
SMID Cap Core Portfolio	849,202	10,921,558	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	123,139	1,171,339	978,957
Global Dynamic Multi Asset Portfolio	91,348	1,222,886	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	304,283	2,215,669	1,825,701
ClearBridge Variable Mid Cap Portfolio	662,092	15,949,622	13,354,399

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ClearBridge Variable Dividend Strategy Portfolio	1,769,569	38,711,721	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	259,882	7,801,040	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	46,801	1,180,937	694,061
Western Asset Variable Core Bond Plus Portfolio	14,328,269	82,466,435	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	766,587	25,185,261	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	103,847	1,702,589	1,369,738
Bond Portfolio	4,922,555	53,982,910	45,533,637
Strategic Income Portfolio	1,403,511	13,904,640	11,915,805
Equity Income Portfolio	769,798	12,210,839	11,893,373
High Yield Portfolio	82,061	750,149	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	9,871	237,798	400,670
Natural Resources Portfolio	24,652	875,093	981,876
Mid-Cap Growth Portfolio	5,932	98,416	122,800
Royce Capital Fund
Micro-Cap Portfolio	40,827	425,455	305,792
Small Cap Portfolio	854,459	6,813,229	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	543,488	5,356,378	5,380,535
Red Rocks Global Opportunity Portfolio	159,275	2,115,310	1,509,929
American Funds IS
Asset Allocation Fund	4,448,418	108,283,266	96,708,599
Washington Mutual Investors Fund	3,823,028	51,849,373	47,176,162
Ultra-Short Bond Fund	2,551,980	28,090,367	28,199,374
Capital Income Builder Fund	1,686,727	17,948,941	18,486,524
Global Growth Fund	772,336	28,218,463	22,791,648
Capital World Growth and Income Fund	1,510,454	21,268,277	17,143,652
Global Small Capitalization Fund	373,731	8,696,862	5,710,606
Growth Fund	675,173	63,311,742	49,719,774
Growth-Income Fund	1,154,450	62,165,255	56,244,801
International Fund	637,314	12,662,779	9,553,337
International Growth and Income Fund	913,559	11,574,655	7,820,063
New World Fund	1,479,897	37,430,934	32,320,958
U.S. Government Securities Fund	2,278,773	24,818,477	22,468,698
Invesco Oppenheimer
International Growth Fund	11,050,043	27,128,816	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	1,613,293	65,070,218	47,156,557
Health Sciences Portfolio	555,899	29,174,492	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	243,755	3,456,164	2,695,933
Fundamental All Cap Core Portfolio	7,271	246,175	178,944
Select Bond Portfolio	25,907	365,806	297,416
Strategic Income Opportunities Portfolio	51,535	705,040	629,756

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Federated Hermes
High Income Bond Portfolio	288,864	1,745,271	1,533,867
Kaufmann Portfolio	365,822	7,166,081	5,022,734
Managed Volatility Portfolio	43,518	490,575	375,564
Principal Variable Contracts
Blue Chip Fund	42,611	443,002	374,973
Equity Income Fund	11,263	340,398	296,215
Diversified Balance Fund	41,147	662,729	553,425
Diversified Growth Fund	12,362	248,572	198,654
Diversified Income Fund	4,434	64,513	54,133

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$143,331	$—	$143,331	$126,847	$531	$127,378	$15,953	$—	$—	$—	$15,953
High Income Portfolio	227,877	—	227,877	61,965	440	62,405	165,472	(150,409)	(742,950)	(893,359)	(727,887)
Equity-Income Portfolio	121,449	228,891	350,340	92,495	1,598	94,093	256,247	70,672	(809,049)	(738,377)	(482,130)
Growth Portfolio	47,686	619,861	667,547	114,046	3,942	117,988	549,559	148,950	(3,334,363)	(3,185,413)	(2,635,854)
Overseas Portfolio	45,872	50,166	96,038	72,058	582	72,640	23,398	56,567	(1,860,625)	(1,804,058)	(1,780,660)
Mid Cap Portfolio	47,307	1,103,217	1,150,524	211,007	1,674	212,681	937,843	(167,704)	(3,898,564)	(4,066,268)	(3,128,425)
Asset Manager Portfolio	18,276	60,760	79,036	13,505	342	13,847	65,189	(4,310)	(228,821)	(233,131)	(167,942)
Investment Grade Bond Portfolio	87,431	194,650	282,081	50,424	516	50,940	231,141	(98,679)	(717,827)	(816,506)	(585,365)
Index 500 Portfolio	280,530	175,904	456,434	290,054	3,282	293,336	163,098	1,264,124	(6,464,868)	(5,200,744)	(5,037,646)
Contrafund Portfolio	116,095	1,896,235	2,012,330	509,073	4,460	513,533	1,498,797	1,228,594	(16,280,515)	(15,051,921)	(13,553,124)
Asset Manager: Growth Portfolio	14,875	53,662	68,537	11,859	337	12,196	56,341	17,654	(248,340)	(230,686)	(174,345)
Balanced Portfolio	36,752	207,418	244,170	42,034	333	42,367	201,803	52,165	(978,623)	(926,458)	(724,655)
Growth & Income Portfolio	35,839	45,571	81,410	31,633	764	32,397	49,013	17,792	(228,982)	(211,190)	(162,177)
Growth Opportunities Portfolio	—	5,295,731	5,295,731	372,003	2,822	374,825	4,920,906	(3,324,823)	(16,715,117)	(20,039,940)	(15,119,034)
Value Strategies Portfolio	30,050	159,795	189,845	48,027	135	48,162	141,683	175,334	(661,056)	(485,722)	(344,039)
Strategic Income Portfolio	485,115	15,921	501,036	193,682	1,028	194,710	306,326	(331,353)	(2,117,357)	(2,448,710)	(2,142,384)
Emerging Markets Portfolio	81,384	—	81,384	69,653	253	69,906	11,478	(130,953)	(1,230,094)	(1,361,047)	(1,349,569)
Real Estate Portfolio	228,926	627,582	856,508	261,536	1,610	263,146	593,362	(229,460)	(7,440,298)	(7,669,758)	(7,076,396)
Funds Manager 50% Portfolio	133,779	1,308,677	1,442,456	92,357	246	92,603	1,349,853	(77,872)	(2,538,358)	(2,616,230)	(1,266,377)
Funds Manager 70% Portfolio	70,546	890,260	960,806	61,178	437	61,615	899,191	(76,333)	(1,758,289)	(1,834,622)	(935,431)
Funds Manager 85% Portfolio	16,997	279,436	296,433	23,464	128	23,592	272,841	(39,367)	(594,774)	(634,141)	(361,300)
Government Money Market Portfolio Service Class 2	87,256	—	87,256	66,887	370	67,257	19,999	—	—	—	19,999
International Capital Appreciation Portfolio	3,372	191,368	194,740	42,109	241	42,350	152,390	(165,681)	(958,623)	(1,124,304)	(971,914)
American Century Variable Portfolios, Inc.
Balanced Fund	44,462	631,783	676,245	55,515	184	55,699	620,546	(177,538)	(1,298,663)	(1,476,201)	(855,655)
Capital Appreciation Fund	—	273,662	273,662	26,784	509	27,293	246,369	(135,297)	(882,491)	(1,017,788)	(771,419)
International Fund	37,196	431,660	468,856	41,256	314	41,570	427,286	(100,238)	(1,266,542)	(1,366,780)	(939,494)
Value Fund	1,563,289	6,502,135	8,065,424	1,044,380	6,073	1,050,453	7,014,971	3,313,001	(11,271,886)	(7,958,885)	(943,914)
Disciplined Core Value Fund	93,348	1,519,188	1,612,536	83,836	346	84,182	1,528,354	(555,706)	(1,988,949)	(2,544,655)	(1,016,301)
Inflation Protection Fund	569,300	61,159	630,459	140,318	414	140,732	489,727	(562,520)	(1,646,215)	(2,208,735)	(1,719,008)
Large Company Value Fund	21,543	51,103	72,646	19,411	—	19,411	53,235	5,804	(92,193)	(86,389)	(33,154)
Mid Cap Value Fund	815,889	5,164,856	5,980,745	507,289	2,331	509,620	5,471,125	333,517	(6,890,639)	(6,557,122)	(1,085,997)
Ultra Fund	—	735,927	735,927	97,162	267	97,429	638,498	47,821	(3,412,613)	(3,364,792)	(2,726,294)
MFS Variable Insurance Trust
Research Series	1,549	50,732	52,281	6,172	288	6,460	45,821	(9,518)	(134,574)	(144,092)	(98,271)
Growth Series	—	177,329	177,329	22,077	607	22,684	154,645	(55,446)	(796,634)	(852,080)	(697,435)
Investors Trust Series	2,082	49,192	51,274	6,674	80	6,754	44,520	(6,135)	(138,779)	(144,914)	(100,394)
New Discovery Series	—	2,543,064	2,543,064	91,346	907	92,253	2,450,811	(685,766)	(4,624,793)	(5,310,559)	(2,859,748)
Corporate Bond Portfolio	160,867	280,713	441,580	69,557	274	69,831	371,749	(338,644)	(1,194,853)	(1,533,497)	(1,161,748)
Emerging Markets Equity Portfolio	178,462	317,977	496,439	55,999	245	56,244	440,195	(124,991)	(1,404,150)	(1,529,141)	(1,088,946)
Technology Portfolio	—	677,464	677,464	91,327	601	91,928	585,536	229,520	(4,418,760)	(4,189,240)	(3,603,704)
Global Tactical Allocation Portfolio	24,627	86,235	110,862	16,295	65	16,360	94,502	(63,355)	(163,221)	(226,576)	(132,074)
International Intrinsic Value Portfolio	67,710	596,280	663,990	179,856	548	180,404	483,586	196,374	(5,235,385)	(5,039,011)	(4,555,425)
Utilities Series Portfolio	318,552	560,090	878,642	171,929	990	172,919	705,723	563,962	(1,327,401)	(763,439)	(57,716)
Blended Research Core Equity Portfolio	29,879	595,163	625,042	44,821	176	44,997	580,045	16,501	(1,236,833)	(1,220,332)	(640,287)
Global Real Estate Portfolio	11,339	60,924	72,263	11,444	64	11,508	60,755	(36,415)	(301,748)	(338,163)	(277,408)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	21,380	130,912	152,292	24,535	460	24,995	127,297	(18,024)	(344,822)	(362,846)	(235,549)
Mid-Cap Stock Portfolio	11,909	91,386	103,295	21,537	475	22,012	81,283	(6,340)	(312,577)	(318,917)	(237,634)
Bond-Debenture Portfolio	1,227,659	78,319	1,305,978	371,913	1,779	373,692	932,286	(831,324)	(4,633,129)	(5,464,453)	(4,532,167)
Fundamental Equity Portfolio	22,651	272,778	295,429	26,840	134	26,974	268,455	1,441	(609,870)	(608,429)	(339,974)
Developing Growth Portfolio	—	—	—	62,549	251	62,800	(62,800)	(496,261)	(2,091,374)	(2,587,635)	(2,650,435)
Short Duration Income Portfolio	519,033	—	519,033	242,789	1,298	244,087	274,946	(582,925)	(969,338)	(1,552,263)	(1,277,317)
Alger Fund
LargeCap Growth Portfolio	—	201,779	201,779	60,336	248	60,584	141,195	(159,799)	(2,436,644)	(2,596,443)	(2,455,248)
MidCap Growth Portfolio	—	119,491	119,491	55,383	320	55,703	63,788	(297,113)	(1,779,749)	(2,076,862)	(2,013,074)
Capital Appreciation Portfolio	—	188,760	188,760	40,052	507	40,559	148,201	(265,809)	(1,413,575)	(1,679,384)	(1,531,183)
SmallCap Growth Portfolio	—	97,787	97,787	8,559	139	8,698	89,089	(5,587)	(432,950)	(438,537)	(349,448)
Capital Appreciation Portfolio Class S	—	3,173,737	3,173,737	496,278	2,923	499,201	2,674,536	(1,803,925)	(20,607,721)	(22,411,646)	(19,737,110)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	—	568,899	568,899	36,357	125	36,482	532,417	(69,340)	(1,214,700)	(1,284,040)	(751,623)
S&P 500 Index Portfolio	16,578	102,061	118,639	18,829	78	18,907	99,732	96,331	(584,727)	(488,396)	(388,664)
SRI Balanced Portfolio	69,973	554,884	624,857	71,124	328	71,452	553,405	12,235	(1,580,963)	(1,568,728)	(1,015,323)
Invesco Variable Insurance Funds
Technology Fund	—	285,608	285,608	12,086	—	12,086	273,522	(146,197)	(642,791)	(788,988)	(515,466)
Diversified Dividend Fund	53,427	386,103	439,530	30,226	51	30,277	409,253	(1,849)	(447,765)	(449,614)	(40,361)
Health Care Fund	—	141,193	141,193	12,494	15	12,509	128,684	(20,087)	(280,926)	(301,013)	(172,329)
Global Real Estate Fund	2,505	—	2,505	2,846	—	2,846	(341)	(4,305)	(29,546)	(33,851)	(34,192)
International Equity Fund	2,129	16,656	18,785	4,179	—	4,179	14,606	(8,423)	(47,607)	(56,030)	(41,424)
Main Street Mid Cap Fund	152	46,477	46,629	5,741	—	5,741	40,888	1,592	(84,607)	(83,015)	(42,127)
Core Bond Fund	119,765	—	119,765	18,642	59	18,701	101,064	(787,196)	210,818	(576,378)	(475,314)
Discovery Mid Cap Growth Fund	—	1,692,578	1,692,578	69,650	310	69,960	1,622,618	(85,020)	(3,857,146)	(3,942,166)	(2,319,548)
Global Fund	—	1,106,846	1,106,846	78,707	280	78,987	1,027,859	(72,654)	(3,477,129)	(3,549,783)	(2,521,924)
Main Street Fund	103,349	3,591,708	3,695,057	118,288	357	118,645	3,576,412	(31,615)	(5,875,554)	(5,907,169)	(2,330,757)
Main Street Small Cap Fund	19,173	898,364	917,537	96,326	261	96,587	820,950	208,917	(2,469,362)	(2,260,445)	(1,439,495)
Balanced-Risk Allocation Fund	31,490	15,235	46,725	4,052	11	4,063	42,662	(45,457)	(55,896)	(101,353)	(58,691)
Core Plus Bond Fund	24,964	2,757	27,721	39,226	99	39,325	(11,604)	(63,179)	(213,794)	(276,973)	(288,577)
Equity and Income Fund	65,006	572,263	637,269	52,988	187	53,175	584,094	(184,602)	(800,635)	(985,237)	(401,143)
Small Cap Equity Fund	—	452,607	452,607	25,023	109	25,132	427,475	(131,028)	(697,463)	(828,491)	(401,016)
Equally Weighted S&P 500 Fund	30,767	207,456	238,223	40,522	153	40,675	197,548	(266,728)	(333,600)	(600,328)	(402,780)
Growth and Income Portfolio	6,017	44,110	50,127	13,089	—	13,089	37,038	18,368	(101,070)	(82,702)	(45,664)
American Value Fund	530	21,456	21,986	2,746	—	2,746	19,240	(917)	(25,589)	(26,506)	(7,266)
J.P. Morgan Series Trust II
Core Bond Portfolio	31,564	8,252	39,816	21,202	—	21,202	18,614	(30,490)	(228,345)	(258,835)	(240,221)
Small Cap Core Portfolio	9,915	460,534	470,449	31,249	—	31,249	439,200	(48,627)	(953,462)	(1,002,089)	(562,889)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	2,951	83,671	86,622	11,724	—	11,724	74,898	(51,741)	(352,178)	(403,919)	(329,021)
NASDAQ-100 Fund	—	35,366	35,366	17,327	—	17,327	18,039	37,253	(630,073)	(592,820)	(574,781)
U.S. Government Money Market Fund	1,785	7	1,792	3,224	—	3,224	(1,432)	(1)	—	(1)	(1,433)
Inverse S&P 500 Strategy Fund	—	—	—	7,683	—	7,683	(7,683)	(11,589)	118,559	106,970	99,287
Inverse NASDAQ-100 Strategy Fund	—	—	—	1,999	—	1,999	(1,999)	10,053	13,045	23,098	21,099
Inverse Government Long Bond Strategy Fund	—	—	—	370	—	370	(370)	2,073	2,301	4,374	4,004
Government Long Bond 1.2x Strategy	1,761	—	1,761	1,243	—	1,243	518	(1,676)	(62,533)	(64,209)	(63,691)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	262,163	262,163	45,677	381	46,058	216,105	(54,695)	(885,991)	(940,686)	(724,581)
S&P 500 Pure Growth Fund	—	838,736	838,736	60,220	347	60,567	778,169	(60,013)	(2,399,872)	(2,459,885)	(1,681,716)
S&P MidCap 400 Pure Growth Fund	—	250,934	250,934	15,812	51	15,863	235,071	(14,718)	(611,544)	(626,262)	(391,191)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	3,498	—	3,498	10,065	28	10,093	(6,595)	12,906	(149,015)	(136,109)	(142,704)
Multi-Hedge Strategies Fund	18,269	15,872	34,141	19,584	176	19,760	14,381	33,596	(120,322)	(86,726)	(72,345)
Global Managed Futures Strategy Fund	21,260	4,208	25,468	10,461	30	10,491	14,977	(19,793)	(42,388)	(62,181)	(47,204)
Small Cap Value Fund	31,000	223,531	254,531	60,218	320	60,538	193,993	141,758	(565,386)	(423,628)	(229,635)
ProFunds VP
Profund Access VP High Yield Fund	1,011	—	1,011	1,079	—	1,079	(68)	(2,418)	(2,963)	(5,381)	(5,449)
Asia 30	309	7,269	7,578	1,501	—	1,501	6,077	(12,295)	(14,410)	(26,705)	(20,628)
Banks	285	—	285	878	—	878	(593)	3,512	(10,439)	(6,927)	(7,520)
Basic Materials	71	356	427	967	—	967	(540)	1,222	(5,934)	(4,712)	(5,252)
Bear	—	—	—	198	—	198	(198)	(137)	1,248	1,111	913
Biotechnology	—	43,822	43,822	5,767	—	5,767	38,055	(8,171)	(60,519)	(68,690)	(30,635)
Bull	—	58,515	58,515	9,870	—	9,870	48,645	10,958	(196,414)	(185,456)	(136,811)
Consumer Goods	75	5,900	5,975	3,758	—	3,758	2,217	6,853	(55,170)	(48,317)	(46,100)
Consumer Services	—	978	978	2,299	—	2,299	(1,321)	(14,235)	(29,501)	(43,736)	(45,057)
Dow 30	—	24,946	24,946	2,491	—	2,491	22,455	(5,250)	(32,662)	(37,912)	(15,457)
Emerging Markets	245	—	245	920	—	920	(675)	(1,426)	(5,491)	(6,917)	(7,592)
Europe 30	520	1,528	2,048	782	—	782	1,266	(927)	(4,738)	(5,665)	(4,399)
Falling U.S. Dollar	—	—	—	503	—	503	(503)	(2,277)	160	(2,117)	(2,620)
Financials	24	317	341	630	—	630	(289)	(480)	(4,814)	(5,294)	(5,583)
Health Care	—	19,323	19,323	7,477	—	7,477	11,846	(3,754)	(25,021)	(28,775)	(16,929)
Industrials	—	1,080	1,080	1,830	—	1,830	(750)	(3,771)	(14,321)	(18,092)	(18,842)
International	—	1,599	1,599	757	—	757	842	(400)	(8,332)	(8,732)	(7,890)
Internet	—	89,603	89,603	6,576	—	6,576	83,027	(92,319)	(166,271)	(258,590)	(175,563)
Japan	—	2,367	2,367	863	—	863	1,504	506	(7,212)	(6,706)	(5,202)
Large-Cap Growth	—	149,197	149,197	18,841	—	18,841	130,356	8,496	(497,215)	(488,719)	(358,363)
Large-Cap Value	2,713	7,533	10,246	12,174	—	12,174	(1,928)	16,404	(61,653)	(45,249)	(47,177)
Mid-Cap	—	21,750	21,750	3,087	—	3,087	18,663	(1,647)	(39,362)	(41,009)	(22,346)
Mid-Cap Growth	—	58,474	58,474	6,906	—	6,906	51,568	(6,832)	(121,086)	(127,918)	(76,350)
Mid-Cap Value	139	14,026	14,165	2,448	—	2,448	11,717	349	(24,421)	(24,072)	(12,355)
Government Money Market	34,560	—	34,560	83,148	—	83,148	(48,588)	—	—	—	(48,588)
Oil & Gas	2,196	—	2,196	6,253	—	6,253	(4,057)	84,454	27,262	111,716	107,659
NASDAQ-100	—	64,068	64,068	8,507	—	8,507	55,561	(58,521)	(152,644)	(211,165)	(155,604)
Pharmaceuticals	45	3,392	3,437	1,285	—	1,285	2,152	659	(8,055)	(7,396)	(5,244)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Precious Metals	—	—	—	9,897	—	9,897	(9,897)	(17,731)	(36,484)	(54,215)	(64,112)
Real Estate	528	4,796	5,324	2,170	—	2,170	3,154	4,947	(41,429)	(36,482)	(33,328)
Rising Rates Opportunity	—	—	—	339	—	339	(339)	(861)	7,514	6,653	6,314
Semiconductor	—	7,540	7,540	4,157	—	4,157	3,383	720	(78,970)	(78,250)	(74,867)
Short Dow 30	—	—	—	41	—	41	(41)	(660)	755	95	54
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	—	—	—	145	—	145	(145)	(1,058)	1,700	642	497
Short Mid-Cap	—	—	—	36	—	36	(36)	(1,727)	1,859	132	96
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	—	—	—	59	—	59	(59)	(46)	374	328	269
Small-Cap	—	19,489	19,489	4,000	—	4,000	15,489	2,378	(64,639)	(62,261)	(46,772)
Small-Cap Growth	—	22,946	22,946	4,072	—	4,072	18,874	(10,663)	(55,130)	(65,793)	(46,919)
Small-Cap Value	—	16,600	16,600	2,592	—	2,592	14,008	(656)	(29,793)	(30,449)	(16,441)
Technology	—	51,395	51,395	7,051	—	7,051	44,344	(19,482)	(169,753)	(189,235)	(144,891)
Telecommunications	58	—	58	68	—	68	(10)	(138)	(756)	(894)	(904)
U.S. Government Plus	—	—	—	3,831	—	3,831	(3,831)	(137,130)	34,175	(102,955)	(106,786)
UltraBull	—	191,627	191,627	18,162	—	18,162	173,465	(47,903)	(595,607)	(643,510)	(470,045)
UltraMid-Cap	—	156,665	156,665	12,223	—	12,223	144,442	(46,804)	(314,976)	(361,780)	(217,338)
UltraNASDAQ-100	—	327,550	327,550	17,278	—	17,278	310,272	(440,546)	(571,950)	(1,012,496)	(702,224)
UltraShort Dow 30	—	—	—	74	—	74	(74)	(81)	128	47	(27)
UltraShort NASDAQ-100	—	—	—	73	—	73	(73)	(1,162)	1,353	191	118
UltraSmall-Cap	—	22,424	22,424	4,640	—	4,640	17,784	(55,237)	(92,292)	(147,529)	(129,745)
Utilities	2,118	2,310	4,428	4,578	—	4,578	(150)	(11,552)	(5,639)	(17,191)	(17,341)
VanEck Worldwide Insurance Trust
Global Resources Fund	120,586	—	120,586	99,912	288	100,200	20,386	565,813	(298,573)	267,240	287,626
Emerging Markets Fund	2,510	174,130	176,640	11,955	—	11,955	164,685	(91,687)	(408,535)	(500,222)	(335,537)
Emerging Markets Bond Fund	15,219	—	15,219	4,968	—	4,968	10,251	(16,392)	(32,373)	(48,765)	(38,514)
Janus Henderson Series
Global Technology and Innovation Portfolio	—	1,798,477	1,798,477	127,131	643	127,774	1,670,703	(408,053)	(6,584,708)	(6,992,761)	(5,322,058)
Overseas Portfolio	18,981	—	18,981	14,427	63	14,490	4,491	24,520	(152,432)	(127,912)	(123,421)
Research Portfolio	—	36,229	36,229	2,662	42	2,704	33,525	(2,081)	(119,690)	(121,771)	(88,246)
Enterprise Services Portfolio	26,717	5,849,499	5,876,216	435,416	1,990	437,406	5,438,810	134,210	(12,372,572)	(12,238,362)	(6,799,552)
Global Research Portfolio	13,039	157,482	170,521	18,183	108	18,291	152,230	81,540	(593,599)	(512,059)	(359,829)
Mid Cap Value Portfolio	48,081	311,390	359,471	53,149	316	53,465	306,006	95,890	(682,701)	(586,811)	(280,805)
Balanced Portfolio	798,861	2,450,084	3,248,945	1,068,322	4,389	1,072,711	2,176,234	1,697,576	(20,506,106)	(18,808,530)	(16,632,296)
Flexible Bond Portfolio	163,278	142,397	305,675	110,635	532	111,167	194,508	(264,278)	(1,465,871)	(1,730,149)	(1,535,641)
PIMCO Variable Insurance Trust
Total Return Portfolio	912,948	—	912,948	492,416	2,675	495,091	417,857	(1,741,052)	(5,272,028)	(7,013,080)	(6,595,223)
Low Duration Portfolio	504,624	—	504,624	428,251	2,439	430,690	73,934	(586,776)	(2,011,387)	(2,598,163)	(2,524,229)
High Yield Portfolio	481,222	—	481,222	139,995	539	140,534	340,688	(858,260)	(767,717)	(1,625,977)	(1,285,289)
Real Return Portfolio	1,861,498	—	1,861,498	356,206	2,277	358,483	1,503,015	(201,895)	(5,121,359)	(5,323,254)	(3,820,239)
All Asset Portfolio	255,064	281,106	536,170	46,888	275	47,163	489,007	(94,924)	(906,274)	(1,001,198)	(512,191)
Global Managed Asset Allocation Portfolio	18,585	174,113	192,698	13,075	42	13,117	179,581	(32,937)	(376,595)	(409,532)	(229,951)
Short-Term Portfolio	836,248	93,815	930,063	676,803	4,736	681,539	248,524	(209,885)	(747,176)	(957,061)	(708,537)
Emerging Markets Bond Portfolio	84,185	—	84,185	23,291	58	23,349	60,836	(45,706)	(376,477)	(422,183)	(361,347)
Global Bond Opportunities Portfolio	1,333	1,205	2,538	1,255	—	1,255	1,283	(3,158)	(9,690)	(12,848)	(11,565)
Commodity Real Return Strategy Portfolio	1,892,003	—	1,892,003	116,100	839	116,939	1,775,064	383,469	(1,906,148)	(1,522,679)	252,385
International Bond (USD-Hedged) Portfolio	36,420	1,041	37,461	34,268	126	34,394	3,067	(51,827)	(272,478)	(324,305)	(321,238)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Dynamic Bond Adv Portfolio	58,782	220,196	278,978	29,725	185	29,910	249,068	(62,374)	(370,055)	(432,429)	(183,361)
Income Advisor Portfolio	1,176,252	2,733	1,178,985	432,139	1,636	433,775	745,210	(312,589)	(3,747,043)	(4,059,632)	(3,314,422)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	3,642	12,212	15,854	21,166	24	21,190	(5,336)	(175,598)	(170,417)	(346,015)	(351,351)
Large Cap Value Fund	7,601	54,056	61,657	9,760	—	9,760	51,897	(39,496)	(77,037)	(116,533)	(64,636)
Mid Cap Value Fund	22,851	491,405	514,256	45,578	—	45,578	468,678	59,581	(971,667)	(912,086)	(443,408)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	131,842	131,842	9,385	—	9,385	122,457	(128,703)	(291,497)	(420,200)	(297,743)
AMT Mid Cap Intrinsic Value Portfolio	1,814	44,414	46,228	6,403	—	6,403	39,825	(7,077)	(90,708)	(97,785)	(57,960)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,317	91,353	92,670	7,984	—	7,984	84,686	(25,805)	(153,899)	(179,704)	(95,018)
Sustainable U.S. Equity Portfolio	45	1,091	1,136	306	—	306	830	51	(5,373)	(5,322)	(4,492)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,165	—	2,165	711	—	711	1,454	(5,169)	(3,340)	(8,509)	(7,055)
Emerging Markets Equity Portfolio	472	13,495	13,967	3,076	—	3,076	10,891	(12,113)	(45,151)	(57,264)	(46,373)
Discovery Portfolio	—	25,200	25,200	1,331	—	1,331	23,869	(9,984)	(78,023)	(88,007)	(64,138)
U.S. Real Estate Portfolio	588	13,398	13,986	1,643	—	1,643	12,343	(4,645)	(28,695)	(33,340)	(20,997)
Northern Lights Variable Trust
Power Dividend Index Fund	10,651	—	10,651	9,681	47	9,728	923	8,514	(103,387)	(94,873)	(93,950)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	69,341	880,196	949,537	36,583	93	36,676	912,861	(74,412)	(1,495,420)	(1,569,832)	(656,971)
Small Cap Growth Portfolio	—	7,436	7,436	225	3	228	7,208	(405)	(15,862)	(16,267)	(9,059)
Small Mid Cap Value Portfolio	49,958	899,538	949,496	80,927	317	81,244	868,252	234,909	(2,271,224)	(2,036,315)	(1,168,063)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	47,505	402,686	450,191	49,453	231	49,684	400,507	(12,783)	(631,989)	(644,772)	(244,265)
Capital Appreciation Fund	—	36,673	36,673	9,991	47	10,038	26,635	(166,593)	(331,178)	(497,771)	(471,136)
Equity Dividend Fund	404,814	3,195,358	3,600,172	369,295	1,436	370,731	3,229,441	(271,744)	(4,515,318)	(4,787,062)	(1,557,621)
Global Allocation Fund	—	212,500	212,500	180,973	969	181,942	30,558	(268,778)	(2,594,495)	(2,863,273)	(2,832,715)
Advantage Large Cap Core Fund	3,053	7,292	10,345	6,588	61	6,649	3,696	(48,330)	(77,614)	(125,944)	(122,248)
Large Cap Focus Growth Fund	—	599,295	599,295	140,473	635	141,108	458,187	(169,393)	(6,268,167)	(6,437,560)	(5,979,373)
60/40 Target Allocation ETF Fund	148,247	2,687	150,934	104,257	249	104,506	46,428	43,302	(1,538,295)	(1,494,993)	(1,448,565)
Total Return Portfolio	29,516	284	29,800	19,539	—	19,539	10,261	(16,625)	(267,587)	(284,212)	(273,951)
S&P 500 Portfolio	20,408	76,053	96,461	20,852	—	20,852	75,609	30,840	(487,759)	(456,919)	(381,310)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	91,808	338	92,146	(92,146)	578,843	(2,106,268)	(1,527,425)	(1,619,571)
Dividend Opportunity Portfolio	—	—	—	98,966	357	99,323	(99,323)	568,725	(568,980)	(255)	(99,578)
Emerging Markets Bond Portfolio	187,072	—	187,072	59,775	551	60,326	126,746	(207,362)	(903,765)	(1,111,127)	(984,381)
High Yield Portfolio	238,414	33,754	272,168	64,351	431	64,782	207,386	(108,911)	(775,211)	(884,122)	(676,736)
Select Large-Cap Value Portfolio	—	—	—	75,927	336	76,263	(76,263)	91,117	(261,531)	(170,414)	(246,677)
Seligman Global Tech Portfolio	—	2,664,687	2,664,687	130,884	522	131,406	2,533,281	(130,456)	(6,684,203)	(6,814,659)	(4,281,378)
US Government Mortgage Portfolio	17,480	—	17,480	18,185	85	18,270	(790)	(182,067)	(80,988)	(263,055)	(263,845)
Strategic Income Portfolio	55,871	85,853	141,724	22,748	92	22,840	118,884	(215,531)	(162,336)	(377,867)	(258,983)
Emerging Markets Portfolio	—	80,214	80,214	3,305	8	3,313	76,901	(18,967)	(162,341)	(181,308)	(104,407)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	363,428	2,493,090	2,856,518	550,025	1,930	551,955	2,304,563	1,765,697	(13,901,457)	(12,135,760)	(9,831,197)
Small Cap Index Portfolio	49,710	1,372,403	1,422,113	102,123	384	102,507	1,319,606	(387,459)	(2,942,938)	(3,330,397)	(2,010,791)
Alternative Asset Allocation Portfolio	85,982	1,252	87,234	16,294	66	16,360	70,874	7,875	(199,691)	(191,816)	(120,942)
Global Small Cap Portfolio	606	44,288	44,894	3,052	21	3,073	41,821	(4,243)	(112,392)	(116,635)	(74,814)
Small Mid Cap Value Portfolio	20,979	66,357	87,336	57,028	365	57,393	29,943	(88,986)	(844,550)	(933,536)	(903,593)
CROCI US Portfolio	2,369	2,407	4,776	2,091	14	2,105	2,671	(48)	(33,702)	(33,750)	(31,079)
High Income Portfolio	9,044	—	9,044	3,417	23	3,440	5,604	(21,716)	(8,364)	(30,080)	(24,476)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	970,747	—	970,747	276,829	1,882	278,711	692,036	(645,664)	(1,054,511)	(1,700,175)	(1,008,139)
Delaware Variable Insurance Portfolios
Total Return Portfolio	3,729	16,285	20,014	2,109	19	2,128	17,886	(5,827)	(34,233)	(40,060)	(22,174)
International Portfolio	15,790	87,317	103,107	13,708	6	13,714	89,393	(80,992)	(245,624)	(326,616)	(237,223)
Opportunity Portfolio	21,147	714,355	735,502	113,975	837	114,812	620,690	195,650	(2,394,578)	(2,198,928)	(1,578,238)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	90,747	548,029	638,776	66,752	389	67,141	571,635	(180,343)	(891,531)	(1,071,874)	(500,239)
Income Fund	1,262,778	512,568	1,775,346	327,547	1,498	329,045	1,446,301	(322,760)	(2,969,267)	(3,292,027)	(1,845,726)
Global Bond Fund	—	—	—	342,325	2,273	344,598	(344,598)	(1,422,616)	(43,162)	(1,465,778)	(1,810,376)
Foreign Fund	1,073,221	—	1,073,221	452,267	3,112	455,379	617,842	(493,326)	(3,469,679)	(3,963,005)	(3,345,163)
Developing Markets Fund	66,438	191,978	258,416	33,164	282	33,446	224,970	21,786	(942,214)	(920,428)	(695,458)
Mutual Global Discovery Fund	70,164	419,579	489,743	68,289	233	68,522	421,221	(123,182)	(651,215)	(774,397)	(353,176)
Rising Dividends Fund	207,563	3,311,742	3,519,305	335,613	1,215	336,828	3,182,477	171,625	(6,781,777)	(6,610,152)	(3,427,675)
DynaTech 2 Fund	—	1,039,477	1,039,477	24,563	343	24,906	1,014,571	(1,219,279)	(718,850)	(1,938,129)	(923,558)
Multi-Asset Dynamic Multi-Strategy Portfolio	—	8,106	8,106	3,084	4	3,088	5,018	(27,265)	(33,742)	(61,007)	(55,989)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	41,860	222,355	264,215	37,363	342	37,705	226,510	26,341	(791,309)	(764,968)	(538,458)
Balanced Portfolio	73,904	2,489,445	2,563,349	85,116	681	85,797	2,477,552	(201,525)	(3,602,708)	(3,804,233)	(1,326,681)
Global Value Equity Portfolio	35,516	223,007	258,523	12,286	95	12,381	246,142	(58,253)	(324,927)	(383,180)	(137,038)
Energy Portfolio	50,724	—	50,724	23,989	126	24,115	26,609	394,582	363,593	758,175	784,784
Global Bond Portfolio	26,159	—	26,159	2,195	16	2,211	23,948	(59,346)	3,601	(55,745)	(31,797)
Natural Resources Portfolio	13,159	—	13,159	9,955	27	9,982	3,177	83,348	35,107	118,455	121,632
Growth Portfolio	—	808,884	808,884	42,600	193	42,793	766,091	31,158	(2,035,438)	(2,004,280)	(1,238,189)
High Income Portfolio	682,248	—	682,248	133,398	985	134,383	547,865	(228,347)	(1,750,748)	(1,979,095)	(1,431,230)
International Core Equity Portfolio	153,798	529,608	683,406	82,271	502	82,773	600,633	(218,903)	(1,622,400)	(1,841,303)	(1,240,670)
Global Growth Portfolio	6,161	117,646	123,807	9,691	24	9,715	114,092	219	(294,103)	(293,884)	(179,792)
Mid Cap Growth Portfolio	—	2,314,650	2,314,650	134,534	444	134,978	2,179,672	(158,315)	(6,630,940)	(6,789,255)	(4,609,583)
Science and Technology Portfolio	—	1,736,979	1,736,979	174,211	827	175,038	1,561,941	(543,330)	(6,971,831)	(7,515,161)	(5,953,220)
Small Cap Growth Portfolio	—	1,019,697	1,019,697	58,334	360	58,694	961,003	(58,287)	(2,512,002)	(2,570,289)	(1,609,286)
SMID Cap Core Portfolio	—	2,244,580	2,244,580	135,028	674	135,702	2,108,878	(578,317)	(3,525,722)	(4,104,039)	(1,995,161)
Lazard Retirement Series, Inc.
International Equity Portfolio	38,137	117,225	155,362	12,958	36	12,994	142,368	(44,206)	(272,131)	(316,337)	(173,969)
Global Dynamic Multi Asset Portfolio	1,007	68,112	69,119	15,205	82	15,287	53,832	(10,747)	(314,324)	(325,071)	(271,239)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	118,058	—	118,058	23,579	207	23,786	94,272	(73,133)	(341,520)	(414,653)	(320,381)
ClearBridge Variable Mid Cap Portfolio	13,606	874,561	888,167	179,845	888	180,733	707,434	288,776	(5,460,681)	(5,171,905)	(4,464,471)
ClearBridge Variable Dividend Strategy Portfolio	478,614	3,333,814	3,812,428	527,541	1,670	529,211	3,283,217	707,386	(8,298,300)	(7,590,914)	(4,307,697)
ClearBridge Variable Small Cap Growth Portfolio	—	130,582	130,582	78,362	408	78,770	51,812	(195,609)	(2,138,502)	(2,334,111)	(2,282,299)
ClearBridge Variable Aggressive Growth Portfolio	—	99,599	99,599	10,532	32	10,564	89,035	(36,419)	(327,228)	(363,647)	(274,612)
Western Asset Variable Core Bond Plus Portfolio	1,323,878	—	1,323,878	982,203	5,475	987,678	336,200	(2,029,414)	(14,566,575)	(16,595,989)	(16,259,789)
ClearBridge Variable Large Cap Growth Portfolio	—	1,566,758	1,566,758	285,348	1,533	286,881	1,279,877	292,425	(11,065,133)	(10,772,708)	(9,492,831)
Pioneer Variable Contracts Trust
Fund Portfolio	6,310	257,208	263,518	17,805	89	17,894	245,624	(17,640)	(535,967)	(553,607)	(307,983)
Bond Portfolio	1,082,096	1,057,704	2,139,800	641,895	3,876	645,771	1,494,029	(923,430)	(9,288,305)	(10,211,735)	(8,717,706)
Strategic Income Portfolio	373,034	472,566	845,600	168,271	1,023	169,294	676,306	(375,341)	(2,310,810)	(2,686,151)	(2,009,845)
Equity Income Portfolio	192,672	1,450,201	1,642,873	163,941	756	164,697	1,478,176	(73,317)	(2,741,094)	(2,814,411)	(1,336,235)
High Yield Portfolio	38,440	—	38,440	10,598	79	10,677	27,763	(29,796)	(115,029)	(144,825)	(117,062)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	—	—	—	5,893	65	5,958	(5,958)	6,620	(148,480)	(141,860)	(147,818)
Natural Resources Portfolio	—	—	—	8,595	22	8,617	(8,617)	181,050	(48,330)	132,720	124,103
Mid-Cap Growth Portfolio	—	—	—	1,902	10	1,912	(1,912)	14,665	(73,490)	(58,825)	(60,737)
Royce Capital Fund
Micro-Cap Portfolio	—	99,509	99,509	3,867	20	3,887	95,622	4,445	(186,545)	(182,100)	(86,478)
Small Cap Portfolio	5,448	126,656	132,104	94,304	660	94,964	37,140	(17,531)	(926,258)	(943,789)	(906,649)
Alps Fund
Alerian Energy Infrastructure Portfolio	233,268	—	233,268	60,574	199	60,773	172,495	364,499	(154,542)	209,957	382,452
Red Rocks Global Opportunity Portfolio	205,357	151,941	357,298	22,484	80	22,564	334,734	(320)	(1,008,445)	(1,008,765)	(674,031)
American Funds IS
Asset Allocation Fund	1,706,580	10,892,829	12,599,409	1,325,289	2,911	1,328,200	11,271,209	210,835	(29,015,119)	(28,804,284)	(17,533,075)
Washington Mutual Investors Fund	827,481	10,669,937	11,497,418	596,288	1,663	597,951	10,899,467	(519,729)	(15,418,245)	(15,937,974)	(5,038,507)
Ultra-Short Bond Fund	105,549	—	105,549	324,139	1,280	325,419	(219,870)	(87,193)	233,661	146,468	(73,402)
Capital Income Builder Fund	486,555	—	486,555	244,381	750	245,131	241,424	230,822	(2,267,109)	(2,036,287)	(1,794,863)
Global Growth Fund	107,335	2,773,883	2,881,218	310,496	995	311,491	2,569,727	212,029	(10,781,499)	(10,569,470)	(7,999,743)
Capital World Growth and Income Fund	385,925	3,932,315	4,318,240	225,969	452	226,421	4,091,819	(563,686)	(7,256,747)	(7,820,433)	(3,728,614)
Global Small Capitalization Fund	—	2,107,029	2,107,029	80,892	224	81,116	2,025,913	(360,455)	(4,181,905)	(4,542,360)	(2,516,447)
Growth Fund	57,423	7,893,468	7,950,891	697,693	1,929	699,622	7,251,269	517,790	(28,775,895)	(28,258,105)	(21,006,836)
Growth-Income Fund	638,206	5,925,774	6,563,980	761,174	2,445	763,619	5,800,361	371,798	(18,302,620)	(17,930,822)	(12,130,461)
International Fund	154,402	1,376,276	1,530,678	128,906	261	129,167	1,401,511	(256,825)	(3,787,700)	(4,044,525)	(2,643,014)
International Growth and Income Fund	220,351	3,708,770	3,929,121	103,385	416	103,801	3,825,320	(933,984)	(4,463,053)	(5,397,037)	(1,571,717)
New World Fund	376,321	3,098,623	3,474,944	429,464	2,288	431,752	3,043,192	383,950	(13,035,824)	(12,651,874)	(9,608,682)
U.S. Government Securities Fund	801,358	—	801,358	314,139	1,014	315,153	486,205	(3,876,837)	(16,215)	(3,893,052)	(3,406,847)
Invesco Oppenheimer
International Growth Fund	—	3,694,179	3,694,179	253,182	1,292	254,474	3,439,705	(458,029)	(9,854,510)	(10,312,539)	(6,872,834)
T. Rowe Price
Blue Chip Growth Portfolio	—	2,628,871	2,628,871	690,765	3,385	694,150	1,934,721	570,431	(31,495,307)	(30,924,876)	(28,990,155)
Health Sciences Portfolio	—	488,859	488,859	360,249	1,632	361,881	126,978	636,974	(5,218,759)	(4,581,785)	(4,454,807)
John Hancock Variable Insurance Trust
Financial Industries Portfolio	63,004	511,283	574,287	38,969	208	39,177	535,110	(46,117)	(1,011,144)	(1,057,261)	(522,151)
Fundamental All Cap Core Portfolio	21	18,336	18,357	4,375	27	4,402	13,955	(76,084)	(70,813)	(146,897)	(132,942)
Select Bond Portfolio	8,878	2,556	11,434	4,272	19	4,291	7,143	(8,626)	(56,961)	(65,587)	(58,444)
Strategic Income Opportunities Portfolio	20,299	—	20,299	9,312	54	9,366	10,933	(14,937)	(86,737)	(101,674)	(90,741)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Federated Hermes
High Income Bond Portfolio	79,596	—	79,596	19,742	111	19,853	59,743	(38,400)	(235,068)	(273,468)	(213,725)
Kaufmann Portfolio	—	653,050	653,050	64,908	352	65,260	587,790	(390,936)	(2,148,326)	(2,539,262)	(1,951,472)
Managed Volatility Portfolio	—	86,604	86,604	5,146	38	5,184	81,420	(1,347)	(147,765)	(149,112)	(67,692)
Principal Variable Contracts
Blue Chip Fund	—	586	586	4,882	27	4,909	(4,323)	(80,938)	(68,488)	(149,426)	(153,749)
Equity Income Fund	8,195	48,328	56,523	3,020	22	3,042	53,481	(42,188)	(48,328)	(90,516)	(37,035)
Diversified Balance Fund	12,482	46,948	59,430	5,391	25	5,416	54,014	(11,921)	(111,156)	(123,077)	(69,063)
Diversified Growth Fund	4,666	18,214	22,880	2,728	—	2,728	20,152	(3,139)	(59,954)	(63,093)	(42,941)
Diversified Income Fund	2	3,019	3,021	3,587	—	3,587	(566)	(79,169)	4,903	(74,266)	(74,832)

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,180,275	$15,953	$17,709	$(5,155)	$(3,331,712)	$(177,140)	$(785,530)	$2,687,395	$(1,594,433)	$(1,578,480)	$9,601,795
High Income Portfolio	5,927,974	(727,887)	61,219	145	(73,023)	(71,332)	(112,514)	(777,669)	(973,174)	(1,701,061)	4,226,913
Equity-Income Portfolio	7,336,927	(482,130)	45,085	(4,277)	(257,378)	(95,319)	(176,376)	255,447	(232,818)	(714,948)	6,621,979
Growth Portfolio	10,655,095	(2,635,854)	1,079	(62)	(210,177)	(147,834)	(189,813)	(214,057)	(760,864)	(3,396,718)	7,258,377
Overseas Portfolio	7,023,296	(1,780,660)	52,261	(5,162)	(247,618)	(148,563)	(138,580)	218,517	(269,145)	(2,049,805)	4,973,491
Mid Cap Portfolio	20,066,480	(3,128,425)	1,297,619	235	(466,782)	(257,103)	(410,658)	(1,384,300)	(1,220,989)	(4,349,414)	15,717,066
Asset Manager Portfolio	1,031,943	(167,942)	19,030	(60)	—	(18,247)	(4,694)	(173)	(4,144)	(172,086)	859,857
Investment Grade Bond Portfolio	4,023,759	(585,365)	408,834	(1,265)	(58,470)	(26,387)	(105,930)	167,995	384,777	(200,588)	3,823,171
Index 500 Portfolio	26,774,969	(5,037,646)	73,316	(6,759)	(984,095)	(165,010)	(529,658)	(474,337)	(2,086,543)	(7,124,189)	19,650,780
Contrafund Portfolio	50,817,963	(13,553,124)	2,744,708	(109)	(1,440,021)	(1,553,343)	(1,141,229)	(1,530,959)	(2,920,953)	(16,474,077)	34,343,886
Asset Manager: Growth Portfolio	969,478	(174,345)	42,397	(470)	(9,029)	(23,663)	(22,627)	1,008	(12,384)	(186,729)	782,749
Balanced Portfolio	3,990,135	(724,655)	23,370	(77)	(47,419)	—	(74,384)	(257,790)	(356,300)	(1,080,955)	2,909,180
Growth & Income Portfolio	1,912,317	(162,177)	8,632	(114)	(59,383)	(18,033)	(46,075)	586,096	471,123	308,946	2,221,263
Growth Opportunities Portfolio	36,217,102	(15,119,034)	7,015,744	—	(746,192)	(941,717)	(715,920)	(80,402)	4,531,513	(10,587,521)	25,629,581
Value Strategies Portfolio	4,164,179	(344,039)	24,519	406	(221,473)	(266,627)	(90,707)	46,795	(507,087)	(851,126)	3,313,053
Strategic Income Portfolio	16,820,518	(2,142,384)	1,359,657	—	(465,219)	(317,313)	(390,894)	(1,345,996)	(1,159,765)	(3,302,149)	13,518,369
Emerging Markets Portfolio	6,271,407	(1,349,569)	341,515	—	(281,073)	(47,677)	(133,050)	45,629	(74,656)	(1,424,225)	4,847,182
Real Estate Portfolio	25,046,160	(7,076,396)	1,876,155	—	(803,216)	(874,102)	(498,603)	(1,369,636)	(1,669,402)	(8,745,798)	16,300,362
Funds Manager 50% Portfolio	8,578,042	(1,266,377)	574,001	—	(725,988)	(478,135)	(282,717)	286,976	(625,863)	(1,892,240)	6,685,802
Funds Manager 70% Portfolio	5,517,097	(935,431)	246,480	—	(99,097)	(161,223)	(70,049)	36,089	(47,800)	(983,231)	4,533,866
Funds Manager 85% Portfolio	1,580,166	(361,300)	589,838	—	(70,979)	—	(105,971)	66,745	479,633	118,333	1,698,499
Government Money Market Portfolio Service Class 2	3,739,334	19,999	14,575,854	—	(923,132)	(125,990)	(748,997)	(5,677,574)	7,100,161	7,120,160	10,859,494
International Capital Appreciation Portfolio	3,047,690	(971,914)	849,236	—	(107,040)	(135,179)	(103,983)	1,165,670	1,668,704	696,790	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	4,445,373	(855,655)	1,325,085	—	(63,528)	(202,102)	(168,291)	(110,836)	780,328	(75,327)	4,370,046
Capital Appreciation Fund	2,743,993	(771,419)	5,999	297	(96,270)	(52,826)	(52,411)	(222,996)	(418,207)	(1,189,626)	1,554,367
International Fund	3,687,149	(939,494)	12,660	637	(181,503)	(34,047)	(82,822)	50,467	(234,608)	(1,174,102)	2,513,047
Value Fund	83,459,581	(943,914)	7,761,986	(3,457)	(2,869,047)	(4,127,740)	(1,821,035)	(2,954,198)	(4,013,491)	(4,957,405)	78,502,176
Disciplined Core Value Fund	6,796,119	(1,016,301)	674,540	—	(243,890)	(256,432)	(149,938)	(222,284)	(198,004)	(1,214,305)	5,581,814
Inflation Protection Fund	10,982,251	(1,719,008)	1,345,701	(2,751)	(1,217,288)	(127,369)	(482,196)	(190,121)	(674,024)	(2,393,032)	8,589,219
Large Company Value Fund	581,814	(33,154)	17,007	—	(20,000)	(2,683)	(39,187)	946,185	901,322	868,168	1,449,982
Mid Cap Value Fund	40,422,702	(1,085,997)	4,119,002	—	(1,349,915)	(1,444,806)	(949,435)	(1,050,655)	(675,809)	(1,761,806)	38,660,896
Ultra Fund	8,190,316	(2,726,294)	943,283	—	(269,305)	(359,464)	(231,614)	251,365	334,265	(2,392,029)	5,798,287
MFS Variable Insurance Trust
Research Series	522,728	(98,271)	50,092	—	(6,745)	(27,833)	(20,471)	(74,044)	(79,001)	(177,272)	345,456
Growth Series	2,249,571	(697,435)	3,256	—	(44,555)	(43,792)	(31,660)	(171,922)	(288,673)	(986,108)	1,263,463
Investors Trust Series	629,438	(100,394)	452	—	(8,862)	(34,826)	(16,765)	(44,305)	(104,306)	(204,700)	424,738
New Discovery Series	8,911,462	(2,859,748)	682,434	—	(348,123)	(246,119)	(257,494)	586,389	417,087	(2,442,661)	6,468,801
Corporate Bond Portfolio	6,786,809	(1,161,748)	254,259	—	(281,957)	(105,708)	(249,613)	(600,439)	(983,458)	(2,145,206)	4,641,603
Emerging Markets Equity Portfolio	4,978,993	(1,088,946)	622,659	—	(56,439)	(146,018)	(53,244)	76,852	443,810	(645,136)	4,333,857
Technology Portfolio	10,190,011	(3,603,704)	768,188	—	(159,116)	(370,589)	(181,138)	(667,492)	(610,147)	(4,213,851)	5,976,160
Global Tactical Allocation Portfolio	1,431,242	(132,074)	22,508	—	(55,708)	(30,522)	(38,949)	(76,299)	(178,970)	(311,044)	1,120,198
International Intrinsic Value Portfolio	18,677,437	(4,555,425)	669,857	—	(745,551)	(672,487)	(298,001)	(180,387)	(1,226,569)	(5,781,994)	12,895,443
Utilities Series Portfolio	11,760,574	(57,716)	2,082,377	—	(500,149)	(246,277)	(392,573)	3,013,880	3,957,258	3,899,542	15,660,116
Blended Research Core Equity Portfolio	2,979,636	(640,287)	171,083	—	(40,511)	(24,608)	(41,313)	1,055,958	1,120,609	480,322	3,459,958
Global Real Estate Portfolio	570,615	(277,408)	432,667	—	(41,424)	(7,004)	(114,911)	310,869	580,197	302,789	873,404
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	2,048,656	(235,549)	9,533	—	(62,528)	(126,067)	(36,010)	(9,500)	(224,572)	(460,121)	1,588,535
Mid-Cap Stock Portfolio	2,037,574	(237,634)	1,549	195	(111,168)	41,043	(54,738)	(270,747)	(393,866)	(631,500)	1,406,074
Bond-Debenture Portfolio	31,636,001	(4,532,167)	3,600,622	—	(936,018)	(718,118)	(970,194)	(1,721,504)	(745,212)	(5,277,379)	26,358,622
Fundamental Equity Portfolio	2,490,443	(339,974)	223,889	—	(94,323)	(14,289)	(84,671)	(153,172)	(122,566)	(462,540)	2,027,903
Developing Growth Portfolio	7,369,944	(2,650,435)	50,128	—	(115,153)	(371,659)	(86,908)	(261,522)	(785,114)	(3,435,549)	3,934,395
Short Duration Income Portfolio	22,270,009	(1,277,317)	2,785,374	—	(1,858,950)	(2,107,699)	(615,188)	(1,239,821)	(3,036,284)	(4,313,601)	17,956,408
Alger Fund
LargeCap Growth Portfolio	6,353,515	(2,455,248)	15,068	(2,544)	(338,147)	(53,419)	(116,653)	201,437	(294,258)	(2,749,506)	3,604,009
MidCap Growth Portfolio	5,462,834	(2,013,074)	10,663	(3,348)	(202,695)	(39,301)	(98,774)	213,172	(120,283)	(2,133,357)	3,329,477
Capital Appreciation Portfolio	4,377,840	(1,531,183)	12,539	—	(159,454)	(49,959)	(61,584)	(493,116)	(751,574)	(2,282,757)	2,095,083
SmallCap Growth Portfolio	906,085	(349,448)	5,756	—	(18,196)	(6,616)	(8,716)	1,633	(26,139)	(375,587)	530,498
Capital Appreciation Portfolio Class S	53,315,224	(19,737,110)	2,144,572	—	(1,722,109)	(1,749,077)	(1,000,104)	640,383	(1,686,335)	(21,423,445)	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,630,609	(751,623)	164,311	—	(33,382)	(217,643)	(50,454)	(240,651)	(377,819)	(1,129,442)	2,501,167
S&P 500 Index Portfolio	2,415,998	(388,664)	4,591	—	(17,289)	(88,077)	(44,862)	(660,156)	(805,793)	(1,194,457)	1,221,541
SRI Balanced Portfolio	5,971,931	(1,015,323)	919,047	—	(235,312)	(64,001)	(213,188)	236,211	642,757	(372,566)	5,599,365
Invesco Variable Insurance Funds
Technology Fund	1,368,074	(515,466)	2,906	(2,096)	(35,978)	(36,655)	(38,156)	(152,411)	(262,390)	(777,856)	590,218
Diversified Dividend Fund	998,265	(40,361)	586,642	534	(213,862)	(18,896)	(29,192)	1,990,148	2,315,374	2,275,013	3,273,278
Health Care Fund	1,219,513	(172,329)	4,320	—	(30,848)	(19,709)	(26,489)	24,667	(48,059)	(220,388)	999,125
Global Real Estate Fund	132,519	(34,192)	3,008	—	—	—	(6,963)	(9,680)	(13,635)	(47,827)	84,692
International Equity Fund	197,995	(41,424)	4	—	—	(126)	(10,335)	33,661	23,204	(18,220)	179,775
Main Street Mid Cap Fund	256,318	(42,127)	7,762	—	(1,844)	(1,465)	(8,721)	(7,937)	(12,205)	(54,332)	201,986
Core Bond Fund	4,303,595	(475,314)	632,746	—	(270,467)	(2,037)	(38,282)	(4,150,241)	(3,828,281)	(4,303,595)	—
Discovery Mid Cap Growth Fund	7,275,896	(2,319,548)	859,396	—	(118,606)	(180,672)	(147,503)	(406,556)	6,059	(2,313,489)	4,962,407
Global Fund	7,192,700	(2,521,924)	1,294,634	—	(218,468)	(272,617)	(172,212)	459,877	1,091,214	(1,430,710)	5,761,990
Main Street Fund	10,955,312	(2,330,757)	947,544	—	(68,780)	(133,797)	(215,691)	(636,181)	(106,905)	(2,437,662)	8,517,650
Main Street Small Cap Fund	7,917,219	(1,439,495)	1,150,496	—	(186,889)	(154,078)	(164,331)	(59,567)	585,631	(853,864)	7,063,355
Balanced-Risk Allocation Fund	229,058	(58,691)	235,438	—	(34,128)	—	(19,854)	79,594	261,050	202,359	431,417
Core Plus Bond Fund	328,678	(288,577)	191,482	—	(42,181)	(19,162)	(68,764)	4,238,029	4,299,404	4,010,827	4,339,505
Equity and Income Fund	3,629,645	(401,143)	656,082	297	(345,147)	(64,353)	(127,670)	1,925,978	2,045,187	1,644,044	5,273,689
Small Cap Equity Fund	1,484,271	(401,016)	920,488	—	(75,902)	(1,434)	(70,880)	357,449	1,129,721	728,705	2,212,976
Equally Weighted S&P 500 Fund	1,497,330	(402,780)	2,465,150	—	(188,216)	(114,266)	(24,262)	691,477	2,829,883	2,427,103	3,924,433
Growth and Income Portfolio	561,551	(45,664)	76	—	(957)	(28)	(16,617)	(43,403)	(60,929)	(106,593)	454,958
American Value Fund	118,886	(7,266)	3,487	—	—	(7,865)	(16,330)	21,657	949	(6,317)	112,569
J.P. Morgan Series Trust II
Core Bond Portfolio	1,784,669	(240,221)	8,442	(1,781)	(48,237)	(19,985)	(49,686)	(65,920)	(177,167)	(417,388)	1,367,281
Small Cap Core Portfolio	2,934,365	(562,889)	2,456	(3,434)	(114,767)	(43,974)	(82,787)	(182,103)	(424,609)	(987,498)	1,946,867

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	1,293,247	(329,021)	975	—	(8,874)	(51,578)	(36,154)	(307,882)	(403,513)	(732,534)	560,713
NASDAQ-100 Fund	2,230,090	(574,781)	2,139	534	(5,994)	(44,829)	(30,639)	(817,819)	(896,608)	(1,471,389)	758,701
U.S. Government Money Market Fund	127,182	(1,433)	750	—	(226,916)	—	(43,596)	399,628	129,866	128,433	255,615
Inverse S&P 500 Strategy Fund	825,814	99,287	2,394	—	(4,724)	(1,385)	(323)	(824,274)	(828,312)	(729,025)	96,789
Inverse NASDAQ-100 Strategy Fund	18,377	21,099	2,431	—	(4,590)	—	(929)	7,759	4,671	25,770	44,147
Inverse Government Long Bond Strategy Fund	5,186	4,004	2,425	—	(138)	—	(98)	791	2,980	6,984	12,170
Government Long Bond 1.2x Strategy	154,236	(63,691)	—	—	—	—	(950)	334	(616)	(64,307)	89,929
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,793,871	(724,581)	79,828	—	(278,664)	(159,302)	(99,042)	(381,134)	(838,314)	(1,562,895)	3,230,976
S&P 500 Pure Growth Fund	5,017,447	(1,681,716)	678,559	—	(321,991)	(75,590)	(165,811)	1,697,050	1,812,217	130,501	5,147,948
S&P MidCap 400 Pure Growth Fund	1,675,612	(391,191)	58,542	—	(41,582)	(54,162)	(24,562)	(5,627)	(67,391)	(458,582)	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	981,206	(142,704)	5,199	—	(48,740)	(17,311)	(24,597)	(48,262)	(133,711)	(276,415)	704,791
Multi-Hedge Strategies Fund	1,560,693	(72,345)	14,472	—	(85,658)	(140,830)	(37,664)	155,855	(93,825)	(166,170)	1,394,523
Global Managed Futures Strategy Fund	276,221	(47,204)	552,205	—	(51,989)	(6,456)	(26,080)	605,947	1,073,627	1,026,423	1,302,644
Small Cap Value Fund	4,701,156	(229,635)	859,036	—	(239,144)	(179,408)	(163,788)	231,149	507,845	278,210	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	36,416	(5,449)	1	—	—	—	(2,612)	2,136	(475)	(5,924)	30,492
Asia 30	81,968	(20,628)	194	—	(1,816)	(433)	(1,987)	(3,894)	(7,936)	(28,564)	53,404
Banks	73,496	(7,520)	290	—	(15,284)	—	(1,323)	(25,317)	(41,634)	(49,154)	24,342
Basic Materials	45,430	(5,252)	98	—	(1,016)	—	(2,188)	(259)	(3,365)	(8,617)	36,813
Bear	6,363	913	1	—	—	—	(27)	308	282	1,195	7,558
Biotechnology	286,221	(30,635)	247	—	(3,378)	—	(7,671)	(19,019)	(29,821)	(60,456)	225,765
Bull	681,633	(136,811)	369	—	(4,998)	(1,851)	(41,580)	(121,201)	(169,261)	(306,072)	375,561
Consumer Goods	183,489	(46,100)	439	—	(19,402)	(242)	(4,785)	15,481	(8,509)	(54,609)	128,880
Consumer Services	143,440	(45,057)	160	—	—	(1,123)	(3,809)	(19,769)	(24,541)	(69,598)	73,842
Dow 30	84,542	(15,457)	—	—	—	—	(14,702)	86,403	71,701	56,244	140,786
Emerging Markets	43,271	(7,592)	1,720	—	(242)	(598)	(3,697)	(1,380)	(4,197)	(11,789)	31,482
Europe 30	41,130	(4,399)	6,249	—	—	—	(2,733)	(5,659)	(2,143)	(6,542)	34,588
Falling U.S. Dollar	24,053	(2,620)	—	—	—	—	(119)	1	(118)	(2,738)	21,315
Financials	32,504	(5,583)	48	—	(4,876)	—	(3,678)	(144)	(8,650)	(14,233)	18,271
Health Care	186,097	(16,929)	389	—	(9,945)	(11,886)	(26,852)	173,492	125,198	108,269	294,366
Industrials	107,192	(18,842)	—	—	(1,008)	(1,065)	(3,133)	(16,734)	(21,940)	(40,782)	66,410
International	43,566	(7,890)	—	—	(2,018)	(151)	(1,656)	(4)	(3,829)	(11,719)	31,847
Internet	371,127	(175,563)	437	—	(4,113)	(6,433)	(6,495)	10,809	(5,795)	(181,358)	189,769
Japan	46,278	(5,202)	3,585	—	—	—	(741)	(6,883)	(4,039)	(9,241)	37,037
Large-Cap Growth	1,399,490	(358,363)	1,121	—	(34,398)	(6,456)	(28,371)	(351,172)	(419,276)	(777,639)	621,851
Large-Cap Value	432,135	(47,177)	329	—	(4,264)	(6,768)	(38,380)	195,436	146,353	99,176	531,311
Mid-Cap	132,550	(22,346)	1	—	(2,417)	—	(3,945)	(213)	(6,574)	(28,920)	103,630
Mid-Cap Growth	347,684	(76,350)	173	—	(8,757)	—	(7,723)	14,303	(2,004)	(78,354)	269,330
Mid-Cap Value	110,789	(12,355)	996	—	(2,121)	—	(7,748)	16,643	7,770	(4,585)	106,204
Government Money Market	2,299,091	(48,588)	7,634	—	(305,222)	(9,952)	(276,542)	1,440,891	856,809	808,221	3,107,312
Oil & Gas	246,480	107,659	106	—	(14,381)	(6,065)	(17,764)	(86,332)	(124,436)	(16,777)	229,703
NASDAQ-100	565,844	(155,604)	10	—	(31,387)	—	(22,460)	(138,913)	(192,750)	(348,354)	217,490
Pharmaceuticals	68,568	(5,244)	441	—	(3,534)	—	(728)	(3,951)	(7,772)	(13,016)	55,552

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	370,892	(64,112)	24	—	(810)	(3,308)	(17,588)	(4,254)	(25,936)	(90,048)	280,844
Real Estate	161,457	(33,328)	7	—	(12,163)	—	(5,336)	(52,846)	(70,338)	(103,666)	57,791
Rising Rates Opportunity	12,488	6,314	1	—	—	—	(1,377)	1	(1,375)	4,939	17,427
Semiconductor	195,084	(74,867)	—	—	—	(1,620)	(7,854)	(2,177)	(11,651)	(86,518)	108,566
Short Dow 30	1,587	54	1	—	—	—	—	(4)	(3)	51	1,638
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,154	497	1	—	—	—	(29)	(3)	(31)	466	5,620
Short Mid-Cap	1,398	96	—	—	—	—	—	—	—	96	1,494
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,865	269	1	—	—	—	(30)	—	(29)	240	2,105
Small-Cap	198,511	(46,772)	10,561	—	(3,894)	—	(8,562)	(8,443)	(10,338)	(57,110)	141,401
Small-Cap Growth	206,794	(46,919)	—	—	—	—	(6,613)	(18,209)	(24,822)	(71,741)	135,053
Small-Cap Value	113,262	(16,441)	197	—	(2,117)	—	(7,853)	100	(9,673)	(26,114)	87,148
Technology	426,262	(144,891)	5,110	—	(15,308)	(1,524)	(20,428)	(30,432)	(62,582)	(207,473)	218,789
Telecommunications	4,192	(904)	—	—	—	—	(833)	—	(833)	(1,737)	2,455
U.S. Government Plus	344,411	(106,786)	1	—	—	(279)	(19,550)	(155,877)	(175,705)	(282,491)	61,920
UltraBull	1,300,929	(470,045)	485	—	(18,552)	(1,374)	(28,436)	(190,114)	(237,991)	(708,036)	592,893
UltraMid-Cap	753,391	(217,338)	462	—	—	—	(20,785)	(210,970)	(231,293)	(448,631)	304,760
UltraNASDAQ-100	1,423,356	(702,224)	2,346	—	—	(1,622)	(38,421)	(381,837)	(419,534)	(1,121,758)	301,598
UltraShort Dow 30	517	(27)	—	—	—	(144)	—	—	(144)	(171)	346
UltraShort NASDAQ-100	475	118	—	—	—	(285)	—	(2)	(287)	(169)	306
UltraSmall-Cap	384,718	(129,745)	484	—	(10,589)	(682)	(11,084)	(146,718)	(168,589)	(298,334)	86,384
Utilities	85,218	(17,341)	3	—	(6,849)	(7,075)	(28,146)	172,100	130,033	112,692	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	5,998,442	287,626	778,656	(2,972)	(221,763)	(42,236)	(180,169)	1,087,412	1,418,928	1,706,554	7,704,996
Emerging Markets Fund	1,276,537	(335,537)	12,189	1,244	(116,181)	—	(14,646)	(16,185)	(133,579)	(469,116)	807,421
Emerging Markets Bond Fund	400,505	(38,514)	566	—	(11,867)	(14,409)	(9,366)	14,935	(20,141)	(58,655)	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	14,336,384	(5,322,058)	1,344,436	—	(424,490)	(711,999)	(239,509)	(209,480)	(241,042)	(5,563,100)	8,773,284
Overseas Portfolio	1,196,911	(123,421)	63,479	—	(80,779)	(958)	(19,346)	52,082	14,478	(108,943)	1,087,968
Research Portfolio	283,269	(88,246)	25,070	—	(5,553)	(51,205)	(5,230)	(8,869)	(45,787)	(134,033)	149,236
Enterprise Services Portfolio	39,241,724	(6,799,552)	3,099,426	—	(545,517)	(1,381,147)	(901,835)	(1,051,519)	(780,592)	(7,580,144)	31,661,580
Global Research Portfolio	1,659,012	(359,829)	78,393	—	(8,830)	(80,598)	(19,606)	201,350	170,709	(189,120)	1,469,892
Mid Cap Value Portfolio	4,304,237	(280,805)	831,355	—	(149,425)	(68,008)	(138,915)	(231,694)	243,313	(37,492)	4,266,745
Balanced Portfolio	89,831,295	(16,632,296)	10,461,786	—	(2,571,911)	(1,924,732)	(3,412,006)	1,030,126	3,583,263	(13,049,033)	76,782,262
Flexible Bond Portfolio	11,002,406	(1,535,641)	197,530	—	(265,562)	(627,681)	(258,792)	(1,065,542)	(2,020,047)	(3,555,688)	7,446,718

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	43,643,688	(6,595,223)	1,597,586	(7,083)	(1,350,009)	(2,273,037)	(1,246,285)	(2,862,371)	(6,141,199)	(12,736,422)	30,907,266
Low Duration Portfolio	37,157,037	(2,524,229)	3,398,295	—	(1,612,887)	(2,178,756)	(1,215,041)	(2,987,549)	(4,595,938)	(7,120,167)	30,036,870
High Yield Portfolio	10,193,934	(1,285,289)	1,132,347	(1,138)	(707,002)	(281,302)	(285,020)	(134,316)	(276,431)	(1,561,720)	8,632,214
Real Return Portfolio	28,158,458	(3,820,239)	3,430,930	—	(1,030,885)	(1,729,525)	(845,610)	(632,140)	(807,230)	(4,627,469)	23,530,989
All Asset Portfolio	3,850,527	(512,191)	762,363	—	(37,298)	(727,209)	(132,739)	(237,950)	(372,833)	(885,024)	2,965,503
Global Managed Asset Allocation Portfolio	1,209,638	(229,951)	8,565	—	(26,371)	(16,335)	(18,632)	(36,254)	(89,027)	(318,978)	890,660
Short-Term Portfolio	44,386,005	(708,537)	7,986,758	—	(2,671,777)	(2,937,879)	(2,226,805)	12,833,906	12,984,203	12,275,666	56,661,671
Emerging Markets Bond Portfolio	2,058,796	(361,347)	162,304	—	(88,324)	(47,388)	(54,018)	(14,743)	(42,169)	(403,516)	1,655,280
Global Bond Opportunities Portfolio	104,951	(11,565)	—	—	—	(5,789)	(1,529)	20,380	13,062	1,497	106,448
Commodity Real Return Strategy Portfolio	6,614,547	252,385	1,551,312	—	(588,562)	(387,699)	(278,758)	654,179	950,472	1,202,857	7,817,404
International Bond (USD-Hedged) Portfolio	2,801,341	(321,238)	225,380	—	(64,731)	(28,317)	(61,007)	(45,787)	25,538	(295,700)	2,505,641
Dynamic Bond Adv Portfolio	2,577,240	(183,361)	47,067	—	(55,601)	(59,930)	(45,922)	(184,920)	(299,306)	(482,667)	2,094,573
Income Advisor Portfolio	35,772,908	(3,314,422)	1,895,675	—	(891,827)	(348,426)	(1,821,610)	(72,102)	(1,238,290)	(4,552,712)	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,906,749	(351,351)	5,724	661	(24,133)	(219)	(53,202)	(215,170)	(286,339)	(637,690)	1,269,059
Large Cap Value Fund	648,703	(64,636)	12,042	—	(43,294)	(50,274)	(19,391)	70,877	(30,040)	(94,676)	554,027
Mid Cap Value Fund	4,110,887	(443,408)	13,395	(6,259)	(192,611)	(56,028)	(91,308)	(223,959)	(556,770)	(1,000,178)	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,067,354	(297,743)	1,337	—	(8,817)	(49,781)	(32,846)	(143,297)	(233,404)	(531,147)	536,207
AMT Mid Cap Intrinsic Value Portfolio	526,999	(57,960)	3,182	—	(14,971)	—	(24,504)	(127,052)	(163,345)	(221,305)	305,694
BNY Mellon Variable Investment Fund
Appreciation Portfolio	619,698	(95,018)	484	—	(19,881)	—	(22,474)	(174,931)	(216,802)	(311,820)	307,878
Sustainable U.S. Equity Portfolio	18,105	(4,492)	437	—	—	—	—	—	437	(4,055)	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	32,468	(7,055)	2,749	—	(3,257)	—	(1,370)	(2,302)	(4,180)	(11,235)	21,233
Emerging Markets Equity Portfolio	177,988	(46,373)	143	—	(1,657)	(88)	(7,146)	(7,753)	(16,501)	(62,874)	115,114
Discovery Portfolio	101,040	(64,138)	—	—	—	—	(3,139)	2,338	(801)	(64,939)	36,101
U.S. Real Estate Portfolio	73,352	(20,997)	3,474	—	(746)	(20)	(3,287)	(3,249)	(3,828)	(24,825)	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	834,562	(93,950)	4,000	—	(5,392)	—	(7,474)	(20,924)	(29,790)	(123,740)	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,355,731	(656,971)	40,915	—	(22,096)	(165,073)	(124,295)	(3,388)	(273,937)	(930,908)	2,424,823
Small Cap Growth Portfolio	22,574	(9,059)	—	—	—	—	(44)	5,294	5,250	(3,809)	18,765
Small Mid Cap Value Portfolio	6,375,347	(1,168,063)	1,528,249	—	(461,236)	(316,619)	(211,887)	396,673	935,180	(232,883)	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,425,421	(244,265)	307,466	—	(55,410)	(221,351)	(84,751)	763,330	709,284	465,019	3,890,440
Capital Appreciation Fund	1,294,158	(471,136)	750	—	(9,494)	(422,869)	(6,843)	15,640	(422,816)	(893,952)	400,206
Equity Dividend Fund	28,620,603	(1,557,621)	2,624,201	—	(1,242,745)	(662,865)	(990,613)	248,432	(23,590)	(1,581,211)	27,039,392
Global Allocation Fund	16,846,204	(2,832,715)	602,827	—	(925,237)	(915,745)	(420,062)	(183,717)	(1,841,934)	(4,674,649)	12,171,555
Advantage Large Cap Core Fund	556,640	(122,248)	64,620	—	(67,833)	(3,048)	(35,316)	12,235	(29,342)	(151,590)	405,050
Large Cap Focus Growth Fund	15,478,943	(5,979,373)	1,041,862	—	(557,183)	(213,323)	(324,422)	(920,265)	(973,331)	(6,952,704)	8,526,239
60/40 Target Allocation ETF Fund	8,810,834	(1,448,565)	1,962,359	—	(348,299)	(687,793)	(191,190)	(501,281)	233,796	(1,214,769)	7,596,065
Total Return Portfolio	1,808,464	(273,951)	—	—	(15,773)	—	(43,842)	(17,395)	(77,010)	(350,961)	1,457,503
S&P 500 Portfolio	2,007,678	(381,310)	—	—	(24,101)	—	(48,026)	(18,431)	(90,558)	(471,868)	1,535,810

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,709,215	(1,619,571)	1,617,024	—	(240,825)	(134,072)	(210,178)	(84,218)	947,731	(671,840)	7,037,375
Dividend Opportunity Portfolio	6,115,703	(99,578)	2,183,377	—	(300,262)	(207,261)	(339,689)	2,550,712	3,886,877	3,787,299	9,903,002
Emerging Markets Bond Portfolio	5,819,091	(984,381)	62,127	—	(225,876)	(341,460)	(145,834)	35,641	(615,402)	(1,599,783)	4,219,308
High Yield Portfolio	6,309,076	(676,736)	353,081	—	(245,393)	(315,852)	(134,951)	(853,477)	(1,196,592)	(1,873,328)	4,435,748
Select Large-Cap Value Portfolio	4,356,661	(246,677)	1,968,495	—	(63,946)	(143,803)	(272,877)	1,357,072	2,844,941	2,598,264	6,954,925
Seligman Global Tech Portfolio	12,396,518	(4,281,378)	1,622,853	—	(238,485)	(136,708)	(446,676)	122,857	923,841	(3,357,537)	9,038,981
US Government Mortgage Portfolio	2,353,868	(263,845)	276,202	—	(291,350)	—	(18,035)	(1,115,217)	(1,148,400)	(1,412,245)	941,623
Strategic Income Portfolio	1,453,203	(258,983)	275,231	—	(132,641)	(42,423)	(35,036)	53,917	119,048	(139,935)	1,313,268
Emerging Markets Portfolio	312,265	(104,407)	2,786	—	—	—	(869)	37,564	39,481	(64,926)	247,339
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	49,438,343	(9,831,197)	7,155,472	—	(1,338,879)	(4,094,843)	(916,750)	(1,196,755)	(391,755)	(10,222,952)	39,215,391
Small Cap Index Portfolio	8,842,916	(2,010,791)	1,071,458	—	(358,212)	(467,192)	(222,008)	259,090	283,136	(1,727,655)	7,115,261
Alternative Asset Allocation Portfolio	1,208,102	(120,942)	213,340	—	(15,184)	(102,338)	(32,171)	(12,327)	51,320	(69,622)	1,138,480
Global Small Cap Portfolio	306,984	(74,814)	—	—	(18,700)	(15,949)	(9,578)	10,324	(33,903)	(108,717)	198,267
Small Mid Cap Value Portfolio	5,547,055	(903,593)	90,582	—	(141,131)	(207,236)	(112,527)	(383,936)	(754,248)	(1,657,841)	3,889,214
CROCI US Portfolio	190,740	(31,079)	—	—	—	—	(3,837)	(4,340)	(8,177)	(39,256)	151,484
High Income Portfolio	164,326	(24,476)	84,192	—	(73,371)	—	(450)	183,419	193,790	169,314	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,913,170	(1,008,139)	4,504,006	—	(995,998)	(803,201)	(966,942)	(1,546,262)	191,603	(816,536)	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	199,819	(22,174)	—	—	—	(39,669)	(5,625)	(10,536)	(55,830)	(78,004)	121,815
International Portfolio	1,247,847	(237,223)	5,894	—	(32,556)	(77,903)	(4,530)	91,533	(17,562)	(254,785)	993,062
Opportunity Portfolio	10,880,222	(1,578,238)	265,484	—	(497,343)	(364,745)	(224,411)	(393,358)	(1,214,373)	(2,792,611)	8,087,611
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,040,536	(500,239)	59,956	—	(420,868)	(288,009)	(156,591)	(208,630)	(1,014,142)	(1,514,381)	4,526,155
Income Fund	24,827,136	(1,845,726)	4,868,312	—	(785,911)	(964,495)	(1,261,291)	232,478	2,089,093	243,367	25,070,503
Global Bond Fund	29,687,890	(1,810,376)	1,923,640	—	(1,220,507)	(1,576,416)	(851,303)	(1,448,404)	(3,172,990)	(4,983,366)	24,704,524
Foreign Fund	38,678,960	(3,345,163)	3,615,579	—	(1,258,152)	(1,919,572)	(888,705)	(394,784)	(845,634)	(4,190,797)	34,488,163
Developing Markets Fund	2,940,940	(695,458)	219,474	—	(95,703)	(86,443)	(65,935)	205,145	176,538	(518,920)	2,422,020
Mutual Global Discovery Fund	6,183,879	(353,176)	31,098	—	(189,073)	(255,655)	(163,347)	(596,474)	(1,173,451)	(1,526,627)	4,657,252
Rising Dividends Fund	29,314,921	(3,427,675)	2,439,376	—	(784,273)	(1,037,334)	(520,100)	(89,787)	7,882	(3,419,793)	25,895,128
DynaTech 2 Fund	1,285,808	(923,558)	1,428,118	—	(40,146)	(102,143)	(42,903)	375,234	1,618,160	694,602	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	415,063	(55,989)	—	—	(11,551)	—	(6,528)	(340,995)	(359,074)	(415,063)	—

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,426,651	(538,458)	21,686	—	(101,448)	(93,109)	(98,945)	(85,465)	(357,281)	(895,739)	2,530,912
Balanced Portfolio	7,902,075	(1,326,681)	75,747	—	(95,406)	(299,657)	(167,169)	(184,305)	(670,790)	(1,997,471)	5,904,604
Global Value Equity Portfolio	1,176,882	(137,038)	1,073	—	(7,290)	(109,334)	(29,532)	7,605	(137,478)	(274,516)	902,366
Energy Portfolio	1,689,275	784,784	38,734	—	(62,323)	(13,629)	(71,664)	(672,772)	(781,654)	3,130	1,692,405
Global Bond Portfolio	526,885	(31,797)	16,587	—	(3,081)	—	(9,003)	(499,591)	(495,088)	(526,885)	—
Natural Resources Portfolio	792,523	121,632	1,341	—	(25,965)	(1,375)	(26,652)	(218,118)	(270,769)	(149,137)	643,386
Growth Portfolio	4,862,843	(1,238,189)	32,328	—	(200,070)	(409,936)	(90,169)	(117,596)	(785,443)	(2,023,632)	2,839,211
High Income Portfolio	12,207,324	(1,431,230)	196,244	—	(409,128)	(676,294)	(313,806)	(382,102)	(1,585,086)	(3,016,316)	9,191,008
International Core Equity Portfolio	8,091,297	(1,240,670)	193,506	—	(345,139)	(347,855)	(104,545)	(267,001)	(871,034)	(2,111,704)	5,979,593
Global Growth Portfolio	987,361	(179,792)	3,354	—	(32,261)	(59,693)	(17,770)	(25,424)	(131,794)	(311,586)	675,775
Mid Cap Growth Portfolio	15,115,909	(4,609,583)	292,388	—	(286,341)	(670,913)	(232,177)	(770,657)	(1,667,700)	(6,277,283)	8,838,626
Science and Technology Portfolio	18,479,733	(5,953,220)	468,670	—	(661,437)	(231,249)	(358,254)	(94,288)	(876,558)	(6,829,778)	11,649,955
Small Cap Growth Portfolio	6,230,393	(1,609,286)	57,999	—	(97,964)	(397,798)	(128,786)	(222,261)	(788,810)	(2,398,096)	3,832,297
SMID Cap Core Portfolio	12,726,961	(1,995,161)	188,145	—	(311,237)	(504,420)	(232,350)	(411,823)	(1,271,685)	(3,266,846)	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	1,033,501	(173,969)	181,876	—	(6,528)	(62,735)	(23,337)	30,149	119,425	(54,544)	978,957
Global Dynamic Multi Asset Portfolio	1,466,656	(271,239)	32,144	—	(15,971)	(102,439)	(22,372)	(41,757)	(150,395)	(421,634)	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,172,825	(320,381)	359,766	—	(64,109)	(2,575)	(130,510)	(189,315)	(26,743)	(347,124)	1,825,701
ClearBridge Variable Mid Cap Portfolio	15,388,407	(4,464,471)	2,423,476	—	(405,396)	(604,601)	(347,116)	1,364,100	2,430,463	(2,034,008)	13,354,399
ClearBridge Variable Dividend Strategy Portfolio	44,503,516	(4,307,697)	1,855,389	—	(1,006,270)	(668,437)	(1,910,533)	(809,534)	(2,539,385)	(6,847,082)	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	6,932,627	(2,282,299)	1,371,815	—	(184,496)	(417,047)	(153,115)	811,154	1,428,311	(853,988)	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	1,005,438	(274,612)	—	—	(30,002)	—	(16,612)	9,849	(36,765)	(311,377)	694,061
Western Asset Variable Core Bond Plus Portfolio	87,623,863	(16,259,789)	9,870,383	—	(2,387,307)	(4,348,998)	(2,330,968)	(2,961,644)	(2,158,534)	(18,418,323)	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	27,674,651	(9,492,831)	3,359,442	—	(407,379)	(1,197,877)	(557,896)	1,105,102	2,301,392	(7,191,439)	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	1,042,537	(307,983)	182,001	—	(94,155)	(74,518)	(86,102)	707,958	635,184	327,201	1,369,738
Bond Portfolio	56,314,245	(8,717,706)	5,527,277	—	(1,643,994)	(3,221,628)	(1,433,016)	(1,291,541)	(2,062,902)	(10,780,608)	45,533,637
Strategic Income Portfolio	14,710,111	(2,009,845)	643,772	—	(429,052)	559,777	(386,018)	(1,172,940)	(784,461)	(2,794,306)	11,915,805
Equity Income Portfolio	14,747,291	(1,336,235)	841,286	—	(650,793)	(320,055)	(358,906)	(1,029,215)	(1,517,683)	(2,853,918)	11,893,373
High Yield Portfolio	985,864	(117,062)	435	—	(50,655)	(97,859)	(12,494)	(70,617)	(231,190)	(348,252)	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	547,410	(147,818)	8	—	—	—	(6,083)	7,153	1,078	(146,740)	400,670
Natural Resources Portfolio	529,150	124,103	2,525	—	(61,411)	—	(63,145)	450,654	328,623	452,726	981,876
Mid-Cap Growth Portfolio	211,525	(60,737)	—	—	(34,241)	—	(1,806)	8,059	(27,988)	(88,725)	122,800
Royce Capital Fund
Micro-Cap Portfolio	363,453	(86,478)	10,384	—	(2,293)	—	(499)	21,225	28,817	(57,661)	305,792
Small Cap Portfolio	8,417,375	(906,649)	623,093	—	(515,948)	(219,176)	(186,685)	(222,536)	(521,252)	(1,427,901)	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	2,270,421	382,452	1,619,514	—	(448,292)	(200,680)	(282,624)	2,039,744	2,727,662	3,110,114	5,380,535
Red Rocks Global Opportunity Portfolio	2,187,991	(674,031)	153,141	—	(25,571)	(69,317)	(58,038)	(4,246)	(4,031)	(678,062)	1,509,929

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
American Funds IS
Asset Allocation Fund	119,153,303	(17,533,075)	9,235,012	—	(1,954,447)	(5,783,195)	(3,649,027)	(2,759,972)	(4,911,629)	(22,444,704)	96,708,599
Washington Mutual Investors Fund	49,652,767	(5,038,507)	6,543,696	—	(621,574)	(1,789,462)	(1,211,080)	(359,678)	2,561,902	(2,476,605)	47,176,162
Ultra-Short Bond Fund	19,802,623	(73,402)	9,430,000	—	(2,737,216)	(859,948)	(1,380,279)	4,017,596	8,470,153	8,396,751	28,199,374
Capital Income Builder Fund	19,785,719	(1,794,863)	2,806,410	—	(729,338)	(919,195)	(454,625)	(207,584)	495,668	(1,299,195)	18,486,524
Global Growth Fund	30,392,788	(7,999,743)	3,564,531	—	(1,704,102)	(308,853)	(561,274)	(591,699)	398,603	(7,601,140)	22,791,648
Capital World Growth and Income Fund	19,850,007	(3,728,614)	2,377,364	—	(579,041)	(545,459)	(419,757)	189,152	1,022,259	(2,706,355)	17,143,652
Global Small Capitalization Fund	8,014,793	(2,516,447)	631,076	—	(126,412)	(403,451)	(104,858)	215,905	212,260	(2,304,187)	5,710,606
Growth Fund	64,985,480	(21,006,836)	9,203,181	—	(2,121,666)	(1,635,586)	(1,227,533)	1,522,734	5,741,130	(15,265,706)	49,719,774
Growth-Income Fund	65,545,627	(12,130,461)	9,658,676	—	(1,020,208)	(3,591,087)	(1,160,261)	(1,057,485)	2,829,635	(9,300,826)	56,244,801
International Fund	11,409,124	(2,643,014)	1,357,026	—	(72,063)	(410,442)	(161,553)	74,259	787,227	(1,855,787)	9,553,337
International Growth and Income Fund	9,234,676	(1,571,717)	988,560	—	(360,955)	(332,640)	(245,962)	108,101	157,104	(1,414,613)	7,820,063
New World Fund	40,593,240	(9,608,682)	3,360,232	—	(1,196,937)	(1,612,999)	(709,015)	1,495,119	1,336,400	(8,272,282)	32,320,958
U.S. Government Securities Fund	32,366,325	(3,406,847)	5,494,009	—	(1,165,590)	(389,155)	(934,383)	(9,495,661)	(6,490,780)	(9,897,627)	22,468,698
Invesco Oppenheimer
International Growth Fund	23,648,637	(6,872,834)	3,345,565	—	(497,872)	(908,447)	(401,698)	1,355,725	2,893,273	(3,979,561)	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	72,818,683	(28,990,155)	7,094,213	—	(1,682,020)	(1,990,367)	(1,414,547)	1,320,750	3,328,029	(25,662,126)	47,156,557
Health Sciences Portfolio	31,918,351	(4,454,807)	3,079,585	—	(1,025,202)	(790,592)	(773,490)	1,241,975	1,732,276	(2,722,531)	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,193,107	(522,151)	643,723	—	(259,246)	(41,835)	(61,368)	(256,297)	24,977	(497,174)	2,695,933
Fundamental All Cap Core Portfolio	526,161	(132,942)	705	—	—	—	(3,108)	(211,872)	(214,275)	(347,217)	178,944
Select Bond Portfolio	408,926	(58,444)	960	—	—	(30,067)	(19,506)	(4,453)	(53,066)	(111,510)	297,416
Strategic Income Opportunities Portfolio	856,163	(90,741)	152,427	—	(192,275)	(42,242)	(13,177)	(40,399)	(135,666)	(226,407)	629,756
Federated Hermes
High Income Bond Portfolio	1,169,323	(213,725)	199,865	—	(40,744)	(9,040)	(51,953)	480,141	578,269	364,544	1,533,867
Kaufmann Portfolio	5,839,773	(1,951,472)	943,890	—	(86,793)	(230,285)	(127,361)	634,982	1,134,433	(817,039)	5,022,734
Managed Volatility Portfolio	463,399	(67,692)	41,731	—	—	(459)	(588)	(60,827)	(20,143)	(87,835)	375,564
Principal Variable Contracts
Blue Chip Fund	82,878	(153,749)	338,686	—	—	—	(1,291)	108,449	445,844	292,095	374,973
Equity Income Fund	135,176	(37,035)	245,871	—	—	—	(30,058)	(17,739)	198,074	161,039	296,215
Diversified Balance Fund	315,354	(69,063)	164,357	—	—	—	(3,574)	146,351	307,134	238,071	553,425
Diversified Growth Fund	265,780	(42,941)	—	—	—	—	(2,094)	(22,091)	(24,185)	(67,126)	198,654
Diversified Income Fund	780,251	(74,832)	29,475	—	—	—	—	(680,761)	(651,286)	(726,118)	54,133

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,787,427	$(115,078)	$27,066	$1,676	$(730,573)	$(316,577)	$(268,387)	$2,794,721	$1,507,926	$1,392,848	$11,180,275
High Income Portfolio	6,587,049	185,127	479,236	395	(946,289)	(385,796)	(232,791)	241,043	(844,202)	(659,075)	5,927,974
Equity-Income Portfolio	6,685,108	1,464,495	103,235	963	(465,381)	(70,491)	(231,031)	(149,971)	(812,676)	651,819	7,336,927
Growth Portfolio	9,135,476	1,870,932	74,404	(58)	(445,772)	(7,882)	(149,950)	177,945	(351,313)	1,519,619	10,655,095
Overseas Portfolio	6,929,633	1,104,891	73,675	1,941	(551,953)	(310,656)	(181,266)	(42,969)	(1,011,228)	93,663	7,023,296
Mid Cap Portfolio	16,098,689	3,746,912	2,714,622	1,935	(904,519)	(770,716)	(626,133)	(194,310)	220,879	3,967,791	20,066,480
Asset Manager Portfolio	1,116,302	85,073	4,109	(58)	(121,234)	(5,150)	(48,170)	1,071	(169,432)	(84,359)	1,031,943
Investment Grade Bond Portfolio	3,431,417	(75,494)	664,208	15	(152,230)	(13,199)	(87,985)	257,027	667,836	592,342	4,023,759
Index 500 Portfolio	23,666,018	6,008,556	224,261	4,934	(1,224,025)	(197,858)	(587,331)	(1,119,586)	(2,899,605)	3,108,951	26,774,969
Contrafund Portfolio	39,822,428	10,333,280	6,949,259	1,045	(2,644,959)	(1,252,347)	(1,144,118)	(1,246,625)	662,255	10,995,535	50,817,963
Asset Manager: Growth Portfolio	887,421	108,012	25,035	(448)	(28,305)	(375)	(20,855)	(1,007)	(25,955)	82,057	969,478
Balanced Portfolio	3,734,962	604,282	225,265	(103)	(353,807)	—	(115,908)	(104,556)	(349,109)	255,173	3,990,135
Growth & Income Portfolio	1,519,482	374,679	31,676	(199)	(204,929)	(8,803)	(39,743)	240,154	18,156	392,835	1,912,317
Growth Opportunities Portfolio	19,518,772	1,918,899	16,745,085	—	(513,107)	(1,014,464)	(433,257)	(4,826)	14,779,431	16,698,330	36,217,102
Value Strategies Portfolio	3,461,782	1,057,782	146,780	(597)	(288,314)	(267,907)	(163,026)	217,679	(355,385)	702,397	4,164,179
Strategic Income Portfolio	13,485,831	319,865	2,785,314	—	(808,081)	(174,543)	(472,557)	1,684,689	3,014,822	3,334,687	16,820,518
Emerging Markets Portfolio	5,427,630	(258,675)	2,336,481	—	(427,771)	(481,700)	(148,740)	(175,818)	1,102,452	843,777	6,271,407
Real Estate Portfolio	18,444,735	6,765,047	3,412,730	—	(1,151,277)	(1,050,811)	(660,826)	(713,438)	(163,622)	6,601,425	25,046,160
Funds Manager 50% Portfolio	10,514,394	742,382	1,478,298	—	(346,952)	(1,474,240)	(123,028)	(2,212,812)	(2,678,734)	(1,936,352)	8,578,042
Funds Manager 70% Portfolio	3,988,691	580,737	1,195,830	—	(60,007)	(128,988)	(65,728)	6,562	947,669	1,528,406	5,517,097
Funds Manager 85% Portfolio	1,025,047	197,140	347,622	—	—	—	(56,654)	67,011	357,979	555,119	1,580,166
Government Money Market Portfolio Service Class 2	4,357,277	(58,437)	360,549	—	(1,377,770)	(381,725)	(102,021)	941,461	(559,506)	(617,943)	3,739,334
International Capital Appreciation Portfolio	646,274	186,898	1,939,133	—	(15,475)	—	(28,009)	318,869	2,214,518	2,401,416	3,047,690
American Century Variable Portfolios, Inc.
Balanced Fund	2,639,998	454,890	3,855,593	(24)	(106,539)	(67,909)	(84,994)	(2,245,642)	1,350,485	1,805,375	4,445,373
Capital Appreciation Fund	2,380,600	212,644	38,393	341	(43,250)	(36,959)	(37,048)	229,272	150,749	363,393	2,743,993
International Fund	3,854,284	253,897	20,365	2,051	(363,515)	(65,426)	(113,890)	99,383	(421,032)	(167,135)	3,687,149
Value Fund	65,728,799	14,857,175	15,721,860	2,613	(3,161,317)	(3,292,902)	(2,532,006)	(3,864,641)	2,873,607	17,730,782	83,459,581
Disciplined Core Value Fund	2,829,639	748,586	2,265,087	(1)	(187,817)	(42,673)	(76,650)	1,259,948	3,217,894	3,966,480	6,796,119
Inflation Protection Fund	6,057,618	374,568	3,074,027	927	(448,905)	(629,300)	(416,324)	2,969,640	4,550,065	4,924,633	10,982,251
Large Company Value Fund	410,305	88,950	19,031	—	(43,063)	—	(26,862)	133,453	82,559	171,509	581,814
Mid Cap Value Fund	30,621,899	6,630,762	8,198,125	—	(1,370,087)	(1,314,316)	(1,004,414)	(1,339,267)	3,170,041	9,800,803	40,422,702
Ultra Fund	6,680,541	1,329,842	1,333,474	—	(430,128)	(106,814)	(362,916)	(253,683)	179,933	1,509,775	8,190,316
MFS Variable Insurance Trust
Research Series	449,673	102,880	270	—	(78,680)	(18,739)	(10,921)	78,245	(29,825)	73,055	522,728
Growth Series	1,922,507	397,480	5,261	1,105	(111,796)	(19,610)	(25,479)	80,103	(70,416)	327,064	2,249,571
Investors Trust Series	330,272	106,860	13,154	1,721	(15,837)	(21,836)	(15,186)	230,290	192,306	299,166	629,438
New Discovery Series	8,811,176	51,876	1,673,785	49	(138,708)	(181,335)	(348,875)	(956,506)	48,410	100,286	8,911,462
Corporate Bond Portfolio	6,553,210	(194,868)	1,443,983	—	(739,191)	(126,791)	(245,342)	95,808	428,467	233,599	6,786,809
Emerging Markets Equity Portfolio	4,326,030	(428,797)	1,495,460	—	(227,342)	(86,656)	(68,197)	(31,505)	1,081,760	652,963	4,978,993
Technology Portfolio	9,325,705	1,086,555	1,764,676	—	(229,693)	(413,338)	(236,193)	(1,107,701)	(222,249)	864,306	10,190,011
Global Tactical Allocation Portfolio	1,425,162	18,121	176,241	—	(31,704)	(58,841)	(46,086)	(51,651)	(12,041)	6,080	1,431,242
International Intrinsic Value Portfolio	17,035,693	1,451,703	2,856,294	—	(1,119,722)	(839,056)	(483,389)	(224,086)	190,041	1,641,744	18,677,437
Utilities Series Portfolio	10,974,016	1,383,187	1,556,569	—	(549,156)	(312,799)	(352,584)	(938,659)	(596,629)	786,558	11,760,574
Blended Research Core Equity Portfolio	1,773,875	517,070	535,101	—	(38,991)	(104,680)	(16,071)	313,332	688,691	1,205,761	2,979,636
Global Real Estate Portfolio	223,797	109,306	292,168	—	—	(1,903)	(11,148)	(41,605)	237,512	346,818	570,615
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,601,094	443,329	23,046	—	(52,684)	(34,666)	(30,430)	98,967	4,233	447,562	2,048,656
Mid-Cap Stock Portfolio	1,760,151	468,597	31,990	693	(149,217)	(63,514)	(52,523)	41,397	(191,174)	277,423	2,037,574
Bond-Debenture Portfolio	23,849,233	466,331	9,148,478	—	(842,039)	(1,515,977)	(668,054)	1,198,029	7,320,437	7,786,768	31,636,001
Fundamental Equity Portfolio	1,711,130	483,217	687,005	—	(97,181)	(166,773)	(59,317)	(67,638)	296,096	779,313	2,490,443
Developing Growth Portfolio	6,096,951	(366,013)	2,150,350	—	(182,049)	(327,417)	(109,096)	107,218	1,639,006	1,272,993	7,369,944
Short Duration Income Portfolio	19,215,169	(149,839)	6,842,480	—	(3,111,185)	(1,840,968)	(1,953,043)	3,267,395	3,204,679	3,054,840	22,270,009
Alger Fund
LargeCap Growth Portfolio	7,542,435	716,647	25,830	2,443	(318,515)	(104,681)	(200,761)	(1,309,883)	(1,905,567)	(1,188,920)	6,353,515
MidCap Growth Portfolio	5,958,203	165,413	68,402	3,209	(309,033)	(42,447)	(162,911)	(218,002)	(660,782)	(495,369)	5,462,834
Capital Appreciation Portfolio	4,581,915	691,387	15,931	—	(179,846)	(37,547)	(97,945)	(596,055)	(895,462)	(204,075)	4,377,840
SmallCap Growth Portfolio	1,036,808	(69,575)	964	1,168	(70,600)	—	(10,467)	17,787	(61,148)	(130,723)	906,085
Capital Appreciation Portfolio Class S	50,279,382	8,462,615	3,445,818	—	(2,340,818)	(2,538,750)	(1,480,876)	(2,512,147)	(5,426,773)	3,035,842	53,315,224
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,619,712	485,267	632,866	49	(349,325)	(480,008)	(57,658)	(220,294)	(474,370)	10,897	3,630,609
S&P 500 Index Portfolio	1,945,124	533,500	4,944	—	(569,329)	(5,280)	(32,523)	539,562	(62,626)	470,874	2,415,998
SRI Balanced Portfolio	2,690,929	509,313	2,271,164	—	(689)	(28,491)	(127,571)	657,276	2,771,689	3,281,002	5,971,931
Invesco Variable Insurance Funds
Technology Fund	1,828,280	176,754	9,705	411	(15,798)	(44,694)	(30,703)	(555,881)	(636,960)	(460,206)	1,368,074
Managed Volatility Fund	648,472	51,229	2,722	97	(19,930)	—	(2,307)	(680,283)	(699,701)	(648,472)	—
Diversified Dividend Fund	745,103	152,672	76,761	498	(38,615)	—	(23,428)	85,274	100,490	253,162	998,265
Health Care Fund	1,535,526	127,420	4,377	(31)	(110,418)	(48,280)	(22,226)	(266,855)	(443,433)	(316,013)	1,219,513
Global Real Estate Fund	116,666	24,848	201	—	(2,872)	—	(6,383)	59	(8,995)	15,853	132,519
International Equity Fund	274,266	7,826	1	—	(26,171)	—	(11,112)	(46,815)	(84,097)	(76,271)	197,995
Main Street Mid Cap Fund	291,398	52,995	475	—	(53,306)	—	(27,233)	(8,011)	(88,075)	(35,080)	256,318
Core Bond Fund	3,936,503	(125,946)	1,058,643	—	(210,226)	(144,517)	(123,609)	(87,253)	493,038	367,092	4,303,595
Discovery Mid Cap Growth Fund	3,961,727	816,344	2,633,639	—	(232,554)	(172,387)	(111,172)	380,299	2,497,825	3,314,169	7,275,896
Global Fund	5,816,026	862,297	1,501,692	—	(328,736)	(256,066)	(152,567)	(249,946)	514,377	1,376,674	7,192,700
Main Street Fund	9,305,031	2,269,288	749,204	—	(220,807)	(825,010)	(226,419)	(95,975)	(619,007)	1,650,281	10,955,312
Main Street Small Cap Fund	5,299,345	1,087,638	2,242,992	—	(489,965)	(173,968)	(89,136)	40,313	1,530,236	2,617,874	7,917,219
Balanced-Risk Allocation Fund	—	1,560	228,062	—	—	—	(845)	281	227,498	229,058	229,058
Core Plus Bond Fund	—	(3,015)	403,530	—	—	—	—	(71,837)	331,693	328,678	328,678
Equity and Income Fund	—	87,661	1,335,806	195	(35,236)	(17,730)	(48,316)	2,307,265	3,541,984	3,629,645	3,629,645
Small Cap Equity Fund	—	19,927	1,350,979	—	—	—	(3,364)	116,729	1,464,344	1,484,271	1,484,271
Equally Weighted S&P 500 Fund	—	57,458	985,525	—	—	—	(183)	454,530	1,439,872	1,497,330	1,497,330
Growth and Income Portfolio	505,212	122,771	1	—	(63,052)	—	(28,626)	25,245	(66,432)	56,339	561,551
Value Opportunities Fund	25,825	6,146	1	—	(23,666)	—	(200)	(8,106)	(31,971)	(25,825)	—
American Value Fund	120,249	25,321	—	—	(20,349)	—	(14,441)	8,106	(26,684)	(1,363)	118,886
J.P. Morgan Series Trust II
Core Bond Portfolio	1,863,705	(48,814)	67,692	437	(185,364)	(32,358)	(72,198)	191,569	(30,222)	(79,036)	1,784,669
Small Cap Core Portfolio	2,429,425	473,293	77,578	1,053	(147,832)	(45,985)	(85,043)	231,876	31,647	504,940	2,934,365

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	559,898	358,408	7,117	49	(20,625)	(98,735)	(3,289)	490,424	374,941	733,349	1,293,247
NASDAQ-100 Fund	2,274,528	464,593	1,405	522	(12,367)	(56,017)	(17,113)	(425,461)	(509,031)	(44,438)	2,230,090
U.S. Government Money Market Fund	86,303	(1,331)	—	—	(6,543)	(1,029)	(216)	49,998	42,210	40,879	127,182
Inverse S&P 500 Strategy Fund	45,664	(102,054)	—	—	(2,497)	—	(320)	885,021	882,204	780,150	825,814
Inverse NASDAQ-100 Strategy Fund	17,010	(5,291)	84	—	(539)	—	(237)	7,350	6,658	1,367	18,377
Inverse Government Long Bond Strategy Fund	9,580	(473)	1	—	(1,417)	—	(87)	(2,418)	(3,921)	(4,394)	5,186
Government Long Bond 1.2x Strategy	310,786	(40,295)	—	—	(8,797)	—	(17,573)	(89,885)	(116,255)	(156,550)	154,236
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	6,893,292	51,793	36,093	—	(358,146)	(316,184)	(145,190)	(1,367,787)	(2,151,214)	(2,099,421)	4,793,871
S&P 500 Pure Growth Fund	4,004,339	942,193	838,595	—	(295,501)	(113,684)	(225,325)	(133,170)	70,915	1,013,108	5,017,447
S&P MidCap 400 Pure Growth Fund	1,698,938	184,080	7,600	—	(131,746)	(48,383)	(22,695)	(12,182)	(207,406)	(23,326)	1,675,612
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,020,715	201,302	108,529	1,143	(80,638)	(261,218)	(48,988)	40,361	(240,811)	(39,509)	981,206
Multi-Hedge Strategies Fund	1,928,879	126,800	108,126	—	(182,024)	(388,288)	(54,768)	21,968	(494,986)	(368,186)	1,560,693
Global Managed Futures Strategy Fund	296,674	(1,127)	62,259	—	(3,419)	(73,135)	(7,727)	2,696	(19,326)	(20,453)	276,221
Small Cap Value Fund	2,995,915	750,514	1,218,358	—	(191,784)	—	(126,354)	54,507	954,727	1,705,241	4,701,156
ProFunds VP
Profund Access VP High Yield Fund	41,796	(913)	3	—	(2,380)	—	(2,086)	(4)	(4,467)	(5,380)	36,416
Asia 30	80,009	(26,367)	140	—	—	—	(2,166)	30,352	28,326	1,959	81,968
Banks	27,578	15,317	238	—	(1,361)	—	(4,397)	36,121	30,601	45,918	73,496
Basic Materials	25,467	10,955	72	—	(2,164)	—	(3,038)	14,138	9,008	19,963	45,430
Bear	29,685	(7,250)	59	—	—	—	(64)	(16,067)	(16,072)	(23,322)	6,363
Biotechnology	264,358	30,864	646	—	(2,693)	—	(9,443)	2,489	(9,001)	21,863	286,221
Bull	334,702	100,054	502	—	(31,637)	—	(28,277)	306,289	246,877	346,931	681,633
Consumer Goods	237,187	22,009	475	—	(41,745)	—	(7,051)	(27,386)	(75,707)	(53,698)	183,489
Consumer Services	176,939	10,666	—	—	—	—	(6,168)	(37,997)	(44,165)	(33,499)	143,440
Dow 30	229,519	12,420	3	—	(5,682)	—	(7,309)	(144,409)	(157,397)	(144,977)	84,542
Emerging Markets	58,742	(10,995)	4	—	—	—	(4,572)	92	(4,476)	(15,471)	43,271
Europe 30	35,878	7,708	1	—	—	—	(2,459)	2	(2,456)	5,252	41,130
Falling U.S. Dollar	26,756	(3,016)	20	—	—	—	(378)	671	313	(2,703)	24,053
Financials	24,880	10,481	68	—	(3,262)	—	(5,920)	6,257	(2,857)	7,624	32,504
Health Care	285,948	33,488	170	—	(65,773)	—	(10,747)	(56,989)	(133,339)	(99,851)	186,097
Industrials	163,542	20,581	30	—	(14,592)	—	(15,721)	(46,648)	(76,931)	(56,350)	107,192
International	42,580	4,166	—	—	—	—	(1,806)	(1,374)	(3,180)	986	43,566
Internet	363,590	7,034	8,529	—	(5,014)	—	(9,077)	6,065	503	7,537	371,127
Japan	45,332	800	—	—	—	—	(735)	881	146	946	46,278
Large-Cap Growth	1,091,999	293,565	601	—	—	—	(33,440)	46,765	13,926	307,491	1,399,490
Large-Cap Value	377,859	74,384	474	—	—	—	(20,930)	348	(20,108)	54,276	432,135
Mid-Cap	133,330	25,186	435	—	(19,603)	—	(6,103)	(695)	(25,966)	(780)	132,550
Mid-Cap Growth	354,260	37,824	—	—	(495)	—	(10,942)	(32,963)	(44,400)	(6,576)	347,684
Mid-Cap Value	86,232	18,895	138	—	(3,062)	—	(8,858)	17,444	5,662	24,557	110,789
Government Money Market	4,022,896	(70,167)	4,174	—	(241,022)	(322,449)	(281,574)	(812,767)	(1,653,638)	(1,723,805)	2,299,091
Oil & Gas	134,545	66,970	74	—	(37,715)	(1,551)	(20,709)	104,866	44,965	111,935	246,480
NASDAQ-100	615,178	82,674	500	—	(51,409)	—	(24,581)	(56,518)	(132,008)	(49,334)	565,844
Pharmaceuticals	63,933	5,513	644	—	—	—	(635)	(887)	(878)	4,635	68,568

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	446,026	(56,382)	53	—	(33,181)	(4,757)	(41,019)	60,152	(18,752)	(75,134)	370,892
Real Estate	91,882	34,504	8	—	(4,241)	—	(6,702)	46,006	35,071	69,575	161,457
Rising Rates Opportunity	19,158	536	3	—	(5,905)	—	(1,488)	184	(7,206)	(6,670)	12,488
Semiconductor	144,703	66,414	32	—	—	—	(6,142)	(9,923)	(16,033)	50,381	195,084
Short Dow 30	9,644	(551)	2	—	—	—	—	(7,508)	(7,506)	(8,057)	1,587
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	6,133	(949)	—	—	—	—	(31)	1	(30)	(979)	5,154
Short Mid-Cap	1,884	(486)	—	—	—	—	—	—	—	(486)	1,398
Short NASDAQ-100	3,405	(14)	—	—	—	—	—	(3,391)	(3,391)	(3,405)	—
Short Small-Cap	3,518	(734)	3	—	—	—	(29)	(893)	(919)	(1,653)	1,865
Small-Cap	188,232	18,017	639	—	(13,245)	—	(9,514)	14,382	(7,738)	10,279	198,511
Small-Cap Growth	237,390	27,472	—	—	—	(47,452)	(11,493)	877	(58,068)	(30,596)	206,794
Small-Cap Value	205,866	31,570	138	—	—	—	(10,147)	(114,165)	(124,174)	(92,604)	113,262
Technology	504,019	122,482	223	—	(40,763)	—	(36,875)	(122,824)	(200,239)	(77,757)	426,262
Telecommunications	5,900	803	170	—	—	—	(345)	(2,336)	(2,511)	(1,708)	4,192
U.S. Government Plus	396,418	(36,355)	55	—	(922)	(2,334)	(43,271)	30,820	(15,652)	(52,007)	344,411
UltraBull	988,666	476,322	8,462	—	(8,718)	(4,870)	(43,897)	(115,036)	(164,059)	312,263	1,300,929
UltraMid-Cap	648,391	237,048	8,000	—	(13,659)	(5,259)	(39,172)	(81,958)	(132,048)	105,000	753,391
UltraNASDAQ-100	882,258	461,782	6,885	—	(3,862)	(5,048)	(76,742)	158,083	79,316	541,098	1,423,356
UltraShort Dow 30	941	(423)	—	—	—	—	—	(1)	(1)	(424)	517
UltraShort NASDAQ-100	590	(389)	309	—	—	—	—	(35)	274	(115)	475
UltraSmall-Cap	409,774	85,772	8,497	—	(64,680)	(5,417)	(34,810)	(14,418)	(110,828)	(25,056)	384,718
Utilities	115,289	9,424	232	—	(2,739)	—	(7,085)	(29,903)	(39,495)	(30,071)	85,218
VanEck Worldwide Insurance Trust
Global Resources Fund	6,663,338	1,113,756	1,739,302	1,066	(961,828)	(56,411)	(146,235)	(2,354,546)	(1,778,652)	(664,896)	5,998,442
Emerging Markets Fund	1,536,938	(201,324)	37,792	(1,102)	(105,083)	(4,911)	(130,542)	144,769	(59,077)	(260,401)	1,276,537
Emerging Markets Bond Fund	554,814	(25,335)	533	—	(57,513)	(618)	(6,360)	(65,016)	(128,974)	(154,309)	400,505
Janus Henderson Series
Global Technology and Innovation Portfolio	11,077,250	1,727,509	3,433,185	—	(627,977)	(1,138,046)	(227,171)	91,634	1,531,625	3,259,134	14,336,384
Overseas Portfolio	656,299	86,269	528,248	—	(1,258)	(63,489)	(25,225)	16,067	454,343	540,612	1,196,911
Research Portfolio	561,464	71,524	—	—	(199,112)	(25,995)	(33,712)	(90,900)	(349,719)	(278,195)	283,269
Enterprise Services Portfolio	30,922,087	4,821,239	6,115,470	—	(845,779)	(983,399)	(1,069,756)	281,862	3,498,398	8,319,637	39,241,724
Global Research Portfolio	1,089,276	204,162	555,236	—	(9,476)	(14,190)	(14,971)	(151,025)	365,574	569,736	1,659,012
Mid Cap Value Portfolio	3,568,721	628,564	1,117,564	—	(168,214)	(274,825)	(125,695)	(441,878)	106,952	735,516	4,304,237
Balanced Portfolio	55,162,863	10,242,921	24,258,953	—	(1,529,690)	(1,892,961)	(2,834,143)	6,423,352	24,425,511	34,668,432	89,831,295
Flexible Bond Portfolio	9,649,511	(242,325)	1,187,543	—	(599,488)	(238,709)	(353,363)	1,599,237	1,595,220	1,352,895	11,002,406

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	46,554,357	(1,236,610)	5,162,941	4,539	(2,632,154)	(2,735,185)	(3,094,983)	1,620,783	(1,674,059)	(2,910,669)	43,643,688
Low Duration Portfolio	28,712,551	(794,758)	9,266,430	—	(1,462,253)	(1,906,254)	(1,604,085)	4,945,406	9,239,244	8,444,486	37,157,037
High Yield Portfolio	10,181,904	175,777	2,173,181	440	(620,413)	(461,912)	(488,433)	(766,610)	(163,747)	12,030	10,193,934
Real Return Portfolio	24,012,468	1,016,402	4,771,427	—	(1,173,739)	(1,494,149)	(1,005,707)	2,031,756	3,129,588	4,145,990	28,158,458
All Asset Portfolio	3,938,978	538,394	306,886	—	(255,138)	(892,407)	(119,036)	332,850	(626,845)	(88,451)	3,850,527
Global Managed Asset Allocation Portfolio	893,068	104,518	259,384	—	(12,247)	(2,113)	(24,521)	(8,451)	212,052	316,570	1,209,638
Short-Term Portfolio	57,770,230	(668,046)	14,729,931	—	(5,644,933)	(3,828,711)	(2,223,353)	(15,749,113)	(12,716,179)	(13,384,225)	44,386,005
Emerging Markets Bond Portfolio	2,203,410	(87,252)	284,470	—	(35,930)	(265,870)	(55,159)	15,127	(57,362)	(144,614)	2,058,796
Global Bond Opportunities Portfolio	185,660	(7,174)	—	—	(4,753)	(79,698)	(355)	11,271	(73,535)	(80,709)	104,951
Commodity Real Return Strategy Portfolio	4,932,228	1,563,167	656,202	—	(379,757)	(386,383)	(225,443)	454,533	119,152	1,682,319	6,614,547
International Bond (USD-Hedged) Portfolio	2,355,459	(82,249)	572,144	—	(187,663)	(128,771)	(52,751)	325,172	528,131	445,882	2,801,341
Dynamic Bond Adv Portfolio	2,333,712	(4,350)	854,826	—	(74,926)	(268,995)	(61,294)	(201,733)	247,878	243,528	2,577,240
Income Advisor Portfolio	28,750,387	172,105	4,310,962	—	(148,291)	(1,058,397)	(2,114,525)	5,860,667	6,850,416	7,022,521	35,772,908
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,341,725	306,394	32,018	815	(56,149)	(39,730)	(70,233)	391,909	258,630	565,024	1,906,749
Large Cap Value Fund	239,412	81,378	18,160	—	(2,511)	—	(6,127)	318,391	327,913	409,291	648,703
Mid Cap Value Fund	3,558,519	979,996	57,139	2,072	(233,638)	(22,969)	(131,363)	(98,869)	(427,628)	552,368	4,110,887
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	991,422	85,760	1,435	—	(3,331)	(50,847)	(11,226)	54,141	(9,828)	75,932	1,067,354
AMT Mid Cap Intrinsic Value Portfolio	122,415	94,848	32,871	—	(11,137)	(22,549)	(7,135)	317,686	309,736	404,584	526,999
BNY Mellon Variable Investment Fund
Appreciation Portfolio	332,922	81,380	470	—	(5,064)	—	(18,488)	228,478	205,396	286,776	619,698
Sustainable U.S. Equity Portfolio	28,762	4,166	474	—	(15,299)	—	—	2	(14,823)	(10,657)	18,105
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	35,101	(1,568)	—	—	—	—	(1,493)	428	(1,065)	(2,633)	32,468
Emerging Markets Equity Portfolio	223,909	3,043	202	—	(18,784)	—	(10,314)	(20,068)	(48,964)	(45,921)	177,988
Discovery Portfolio	192,113	(13,541)	—	—	(72,605)	—	(5,730)	803	(77,532)	(91,073)	101,040
U.S. Real Estate Portfolio	74,245	24,173	195	—	(9,671)	(3,161)	(9,266)	(3,163)	(25,066)	(893)	73,352
Northern Lights Variable Trust
Power Income Fund	626,172	(3,746)	7,843	—	(27,286)	—	(414)	(602,569)	(622,426)	(626,172)	—
Power Dividend Index Fund	919,990	218,570	58,013	—	—	(5,510)	(11,043)	(345,458)	(303,998)	(85,428)	834,562
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,330,917	247,244	89,708	—	(229,617)	(18,625)	(117,973)	54,077	(222,430)	24,814	3,355,731
Small Cap Growth Portfolio	24,497	2,685	—	—	—	—	(53)	(4,555)	(4,608)	(1,923)	22,574
Small Mid Cap Value Portfolio	2,910,076	1,161,182	2,333,836	—	(431,926)	(134,923)	(115,590)	652,692	2,304,089	3,465,271	6,375,347
BlackRock Variable Series Fund, Inc.
Basic Value Fund	2,741,309	522,456	786,046	—	(136,247)	(331,168)	(57,594)	(99,381)	161,656	684,112	3,425,421
Capital Appreciation Fund	1,249,034	215,952	750	—	(52,841)	—	(14,197)	(104,540)	(170,828)	45,124	1,294,158
Equity Dividend Fund	19,808,363	3,896,258	3,851,161	—	(781,201)	(609,611)	(990,913)	3,446,546	4,915,982	8,812,240	28,620,603
Global Allocation Fund	16,519,119	818,500	1,915,878	—	(1,233,596)	(1,284,097)	(365,984)	476,384	(491,415)	327,085	16,846,204
Advantage Large Cap Core Fund	514,509	125,837	13,508	—	(39,458)	—	(31,204)	(26,552)	(83,706)	42,131	556,640
Large Cap Focus Growth Fund	13,103,358	2,144,444	2,678,463	—	(1,067,296)	(488,696)	(395,855)	(495,475)	231,141	2,375,585	15,478,943
60/40 Target Allocation ETF Fund	5,985,133	698,865	2,693,009	—	(160,657)	(5,406)	(156,205)	(243,905)	2,126,836	2,825,701	8,810,834
Total Return Portfolio	1,564,132	(47,149)	—	—	—	—	(49,286)	340,767	291,481	244,332	1,808,464
S&P 500 Portfolio	1,782,081	446,980	—	—	—	—	(69,929)	(151,454)	(221,383)	225,597	2,007,678

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	4,776,795	1,205,534	1,770,399	—	(171,406)	(292,505)	(103,720)	524,118	1,726,886	2,932,420	7,709,215
Dividend Opportunity Portfolio	4,233,602	1,074,750	1,620,842	—	(36,443)	(402,442)	(121,415)	(253,191)	807,351	1,882,101	6,115,703
Emerging Markets Bond Portfolio	6,464,503	(234,457)	273,445	—	(293,784)	(494,728)	(263,078)	367,190	(410,955)	(645,412)	5,819,091
High Yield Portfolio	4,867,407	178,819	2,346,290	—	(105,896)	(187,731)	(170,811)	(619,002)	1,262,850	1,441,669	6,309,076
Select Large-Cap Value Portfolio	729,142	328,468	2,097,861	—	(39,307)	(44,008)	(128,057)	1,412,562	3,299,051	3,627,519	4,356,661
Seligman Global Tech Portfolio	5,089,324	2,487,342	4,373,679	—	(151,441)	(126,175)	(182,349)	906,138	4,819,852	7,307,194	12,396,518
US Government Mortgage Portfolio	2,294,024	(66,333)	2,880,337	—	(244,973)	(554,215)	(41,511)	(1,913,461)	126,177	59,844	2,353,868
Strategic Income Portfolio	257,543	(5,413)	847,153	—	(74,834)	(16,985)	(16,401)	462,140	1,201,073	1,195,660	1,453,203
Emerging Markets Portfolio	—	(27,616)	313,629	—	—	—	(57)	26,309	339,881	312,265	312,265
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	37,096,159	10,024,833	10,150,387	—	(1,745,916)	(1,970,802)	(920,495)	(3,195,823)	2,317,351	12,342,184	49,438,343
Small Cap Index Portfolio	6,400,725	794,372	2,841,069	—	(358,222)	(229,114)	(129,865)	(476,049)	1,647,819	2,442,191	8,842,916
Alternative Asset Allocation Portfolio	1,184,795	123,566	52,879	—	(42,044)	(110,916)	(27,003)	26,825	(100,259)	23,307	1,208,102
Global Small Cap Portfolio	357,984	45,083	—	—	(6,215)	(62,341)	(23,591)	(3,936)	(96,083)	(51,000)	306,984
Small Mid Cap Value Portfolio	4,977,766	1,343,177	211,552	—	(277,573)	(274,097)	(144,535)	(289,235)	(773,888)	569,289	5,547,055
CROCI US Portfolio	168,798	38,360	1,000	—	(9,729)	(11,830)	(4,260)	8,401	(16,418)	21,942	190,740
High Income Portfolio	—	588	169,963	—	—	—	—	(6,225)	163,738	164,326	164,326
Eaton Vance Variable Trust
Floating Rate Income Portfolio	17,199,803	398,555	3,992,639	—	(1,163,829)	(934,763)	(814,522)	1,235,287	2,314,812	2,713,367	19,913,170
Delaware Variable Insurance Portfolios
Total Return Portfolio	335,597	30,411	—	—	(16,754)	—	(11,021)	(138,414)	(166,189)	(135,778)	199,819
International Portfolio	1,128,220	58,209	1,500	—	(21,080)	(3,309)	(13,789)	98,096	61,418	119,627	1,247,847
Opportunity Portfolio	11,448,002	2,305,513	154,881	—	(640,359)	(784,748)	(487,688)	(1,115,379)	(2,873,293)	(567,780)	10,880,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,253,697	1,036,961	144,227	—	(531,014)	(287,041)	(190,352)	(385,942)	(1,250,122)	(213,161)	6,040,536
Income Fund	21,672,079	3,244,975	3,583,022	—	(1,448,336)	(1,203,880)	(1,021,246)	522	(89,918)	3,155,057	24,827,136
Global Bond Fund	29,210,565	(1,872,304)	3,510,145	—	(1,283,146)	(1,742,280)	(1,145,012)	3,009,922	2,349,629	477,325	29,687,890
Foreign Fund	36,392,804	1,003,364	6,815,634	—	(1,782,647)	(2,005,199)	(1,320,073)	(424,923)	1,282,792	2,286,156	38,678,960
Developing Markets Fund	3,538,904	(192,647)	173,143	—	(205,533)	(277,825)	(110,550)	15,448	(405,317)	(597,964)	2,940,940
Mutual Global Discovery Fund	5,988,007	1,034,478	40,325	—	(579,399)	(226,927)	(109,741)	37,136	(838,606)	195,872	6,183,879
Rising Dividends Fund	21,466,410	5,653,987	5,496,404	—	(1,127,381)	(1,280,297)	(433,446)	(460,756)	2,194,524	7,848,511	29,314,921
DynaTech 2 Fund	—	(37,254)	1,029,087	—	(882)	—	(631)	295,488	1,323,062	1,285,808	1,285,808
Multi-Asset Dynamic Multi-Strategy Portfolio	405,881	44,487	1,485	—	(1,494)	(483)	(7,076)	(27,737)	(35,305)	9,182	415,063

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,950,871	315,281	80,821	—	(355,266)	(300,164)	(93,384)	(171,508)	(839,501)	(524,220)	3,426,651
Balanced Portfolio	7,454,825	1,051,984	329,707	—	(159,517)	(594,509)	(175,269)	(5,146)	(604,734)	447,250	7,902,075
Global Value Equity Portfolio	1,093,882	159,843	89,056	—	(95,198)	(80,256)	(11,098)	20,653	(76,843)	83,000	1,176,882
Energy Portfolio	800,671	369,869	130,666	—	(112,320)	(76,760)	(23,108)	600,257	518,735	888,604	1,689,275
Global Bond Portfolio	1,044,085	(16,701)	94,593	—	(8,631)	(295,521)	(42,391)	(248,549)	(500,499)	(517,200)	526,885
Natural Resources Portfolio	638,931	168,767	43,911	—	(29,851)	(49,580)	(21,566)	41,911	(15,175)	153,592	792,523
Growth Portfolio	4,364,019	1,244,923	587,202	—	(192,472)	(260,719)	(103,701)	(776,409)	(746,099)	498,824	4,862,843
High Income Portfolio	14,059,607	635,124	1,066,639	—	(1,028,069)	(1,024,110)	(422,115)	(1,079,752)	(2,487,407)	(1,852,283)	12,207,324
International Core Equity Portfolio	7,775,781	965,672	452,469	—	(420,622)	(334,054)	(184,216)	(163,733)	(650,156)	315,516	8,091,297
Global Growth Portfolio	912,647	141,848	36,000	—	(67,126)	—	(4,613)	(31,395)	(67,134)	74,714	987,361
Mid Cap Growth Portfolio	12,968,074	2,083,023	2,759,966	—	(187,541)	(674,916)	(263,758)	(1,568,939)	64,812	2,147,835	15,115,909
Science and Technology Portfolio	16,169,446	2,290,125	1,789,735	—	(778,808)	(182,716)	(459,837)	(348,212)	20,162	2,310,287	18,479,733
Small Cap Growth Portfolio	6,879,809	220,044	203,727	—	(276,682)	(251,116)	(147,696)	(397,693)	(869,460)	(649,416)	6,230,393
SMID Cap Core Portfolio	12,291,898	2,279,972	1,604,025	—	(506,558)	(968,316)	(352,949)	(1,621,111)	(1,844,909)	435,063	12,726,961
Lazard Retirement Series, Inc.
International Equity Portfolio	1,161,559	54,759	109,233	—	(138,283)	(63,964)	(32,064)	(57,739)	(182,817)	(128,058)	1,033,501
Global Dynamic Multi Asset Portfolio	1,333,979	132,204	525,350	—	(23,826)	(132,549)	(42,110)	(326,392)	473	132,677	1,466,656
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,448,658	(8,976)	889,484	—	(76,796)	(1,183)	(102,528)	24,166	733,143	724,167	2,172,825
ClearBridge Variable Mid Cap Portfolio	10,335,598	2,887,232	3,107,340	—	(461,466)	(388,355)	(342,604)	250,662	2,165,577	5,052,809	15,388,407
ClearBridge Variable Dividend Strategy Portfolio	30,049,701	8,518,543	4,031,531	—	(561,798)	(759,547)	(2,215,150)	5,440,236	5,935,272	14,453,815	44,503,516
ClearBridge Variable Small Cap Growth Portfolio	5,195,487	583,455	2,052,270	—	(357,017)	(61,337)	(142,914)	(337,317)	1,153,685	1,737,140	6,932,627
ClearBridge Variable Aggressive Growth Portfolio	988,742	72,612	32,500	—	(62,010)	(12,559)	(28,454)	14,607	(55,916)	16,696	1,005,438
Western Asset Variable Core Bond Plus Portfolio	73,589,537	(2,674,002)	19,793,892	—	(2,824,527)	(3,287,264)	(3,049,467)	6,075,694	16,708,328	14,034,326	87,623,863
ClearBridge Variable Large Cap Growth Portfolio	19,100,602	4,232,831	7,309,481	—	(502,466)	(719,001)	(780,219)	(966,577)	4,341,218	8,574,049	27,674,651
Pioneer Variable Contracts Trust
Fund Portfolio	821,287	178,073	89,967	—	(11,528)	(230,167)	(2,747)	197,652	43,177	221,250	1,042,537
Bond Portfolio	49,841,041	(544,094)	10,157,429	—	(2,289,561)	(3,059,219)	(1,949,512)	4,158,161	7,017,298	6,473,204	56,314,245
Strategic Income Portfolio	13,675,201	64,203	1,365,206	—	(462,348)	(553,413)	(522,410)	1,143,672	970,707	1,034,910	14,710,111
Equity Income Portfolio	12,659,788	2,870,549	1,658,519	—	(919,910)	(710,752)	(403,146)	(407,757)	(783,046)	2,087,503	14,747,291
High Yield Portfolio	1,033,879	40,279	5,708	—	(53,345)	(41,127)	(52,546)	53,016	(88,294)	(48,015)	985,864
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	485,480	71,250	6	—	—	—	(6,007)	(3,319)	(9,320)	61,930	547,410
Natural Resources Portfolio	564,254	116,464	2,912	—	(108,316)	(10,982)	(7,769)	(27,413)	(151,568)	(35,104)	529,150
Mid-Cap Growth Portfolio	270,641	21,280	—	—	(60,680)	—	(11,514)	(8,202)	(80,396)	(59,116)	211,525
Royce Capital Fund
Micro-Cap Portfolio	387,137	96,649	30,163	—	(92,745)	—	(174)	(57,577)	(120,333)	(23,684)	363,453
Small Cap Portfolio	7,891,351	1,983,958	649,118	—	(570,594)	(578,239)	(333,473)	(624,746)	(1,457,934)	526,024	8,417,375
Alps Fund
Alerian Energy Infrastructure Portfolio	1,604,648	520,081	406,728	—	(118,857)	(255,415)	(33,404)	146,640	145,692	665,773	2,270,421
Red Rocks Global Opportunity Portfolio	1,697,631	389,962	196,828	—	(85,535)	(32,580)	(54,760)	76,445	100,398	490,360	2,187,991

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
American Funds IS
Asset Allocation Fund	88,570,731	12,795,410	25,985,240	—	(3,277,115)	(3,966,603)	(2,069,389)	1,115,029	17,787,162	30,582,572	119,153,303
Washington Mutual Investors Fund	36,024,945	9,649,241	10,162,788	—	(1,131,886)	(1,915,948)	(997,613)	(2,138,760)	3,978,581	13,627,822	49,652,767
Ultra-Short Bond Fund	22,701,543	(403,847)	9,591,980	—	(2,400,561)	(1,939,001)	(1,177,247)	(6,570,244)	(2,495,073)	(2,898,920)	19,802,623
Capital Income Builder Fund	16,723,670	2,281,726	3,283,846	—	(353,946)	(2,506,637)	(289,744)	646,804	780,323	3,062,049	19,785,719
Global Growth Fund	18,882,735	3,137,959	9,407,621	—	(486,935)	(741,221)	(508,959)	701,588	8,372,094	11,510,053	30,392,788
Capital World Growth and Income Fund	14,909,631	2,141,344	3,006,006	—	(294,140)	(749,957)	(436,661)	1,273,784	2,799,032	4,940,376	19,850,007
Global Small Capitalization Fund	5,852,838	251,047	2,790,589	—	(105,260)	(202,066)	(124,796)	(447,559)	1,910,908	2,161,955	8,014,793
Growth Fund	44,819,781	9,579,591	16,177,409	—	(1,604,073)	(2,682,705)	(1,252,117)	(52,406)	10,586,108	20,165,699	64,985,480
Growth-Income Fund	41,994,585	10,178,399	23,222,520	—	(1,391,793)	(3,838,179)	(1,099,018)	(3,520,887)	13,372,643	23,551,042	65,545,627
International Fund	8,717,502	(398,005)	4,226,318	—	(554,030)	(523,791)	(291,411)	232,541	3,089,627	2,691,622	11,409,124
International Growth and Income Fund	7,449,803	276,128	2,537,355	—	(238,913)	(687,674)	(200,631)	98,608	1,508,745	1,784,873	9,234,676
New World Fund	36,511,158	1,147,817	8,021,476	—	(1,267,827)	(1,934,593)	(1,083,293)	(801,498)	2,934,265	4,082,082	40,593,240
U.S. Government Securities Fund	34,858,071	(726,669)	11,863,707	—	(3,032,845)	(1,126,852)	(1,749,878)	(7,719,209)	(1,765,077)	(2,491,746)	32,366,325
Invesco Oppenheimer
International Growth Fund	15,661,018	1,449,344	7,927,620	—	(333,864)	(481,883)	(488,181)	(85,417)	6,538,275	7,987,619	23,648,637
T. Rowe Price
Blue Chip Growth Portfolio	55,679,399	9,260,475	14,889,878	—	(1,944,356)	(2,966,382)	(1,426,136)	(674,195)	7,878,809	17,139,284	72,818,683
Health Sciences Portfolio	23,872,615	3,017,188	6,949,689	—	(736,540)	(887,041)	(768,549)	470,989	5,028,548	8,045,736	31,918,351
John Hancock Variable Insurance Trust
Financial Industries Portfolio	778,002	305,277	576,855	—	(67,428)	(1,684)	(28,072)	1,630,157	2,109,828	2,415,105	3,193,107
Fundamental All Cap Core Portfolio	96,473	155,262	8,445	—	(20,764)	—	(1,510)	288,255	274,426	429,688	526,161
Select Bond Portfolio	317,121	(8,553)	181,300	—	(12,323)	(45,059)	(35,087)	11,527	100,358	91,805	408,926
Strategic Income Opportunities Portfolio	446,640	(4,125)	361,798	—	(731)	(3,577)	(37,919)	94,077	413,648	409,523	856,163
Federated Hermes
High Income Bond Portfolio	422,194	7,306	927,654	—	—	(25,239)	(51,588)	(111,004)	739,823	747,129	1,169,323
Kaufmann Portfolio	4,080,488	35,268	3,023,666	—	(66,658)	(235,864)	(135,623)	(861,504)	1,724,017	1,759,285	5,839,773
Managed Volatility Portfolio	68,794	30,027	303,649	—	(18,230)	—	(287)	79,446	364,578	394,605	463,399
Principal Variable Contracts
Blue Chip Fund	—	1,196	20,722	—	—	—	—	60,960	81,682	82,878	82,878
Equity Income Fund	—	5,048	129,628	—	—	—	(995)	1,495	130,128	135,176	135,176
Diversified Balance Fund	—	1,684	300,594	—	—	—	—	13,076	313,670	315,354	315,354
Diversified Growth Fund	—	9,272	256,887	—	—	—	—	(379)	256,508	265,780	265,780
Diversified Income Fund	—	11,365	36,500	—	—	—	—	732,386	768,886	780,251	780,251

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products,each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), J.P. Morgan Series Trust II (“JP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) and the Federated Hermes (“FED H”), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2021 the Separate Account began offering a new portfolio of funds, provided Principal Variable Contracts ("PRIN").
Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the BRVS iShares Dynamic Fixed Income Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 3/29/2018 were transferred to the American Funds IS Ultra-Short Bond fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 30, 2018 the INV Global Health Care Fund was renamed the INV Health Care Fund and the IVY VIP Dividend Opportunities Portfolio was renamed IVY VIP Global Equity Income Portfolio.
Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth Portfolio were closed to new investors.
Effective May 1, 2018 the Separate Account began offering a new portfolio of funds, provided by JHVIT. The funds available under this portfolio include the JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the JHVIT Select Bond Portfolio, and the JHVIT Strategic Income Opportunities Portfolio. In addition, the CAM SRI Balanced Portfolio was introduced on May 1, 2018.
Effective June 18, 2018 the BRVS Total Return Portfolio and the BRVS S&P 500 Portfolio were introduced.
Effective July 2, 2018 the Deutsche Variable Insurance Portfolio was renamed the DWS Variable Insurance Portfolios.
Effective July 30, 2018 the PIMCO Foreign Bond (USD-Hedged) Portfolio was renamed the PIMCO International Bond (USD-Hedged) Portfolio, the PIMCO Unconstrained Bond Adv Portfolio was renamed the PIMCO Dynamic Bond Adv Portfolio, and the PIMCO Global Bond Unhedged Portfolio was renamed the PIMCO Global Bond Opportunities Portfolio.
Effective July 15, 2018 the BRVS iShares Alternative Strategies Fund was closed to new investors and on August 31, 2018 the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 31, 2018 were transferred to the American Funds IS Ultra-Short Bond Fund.
Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.
Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.
Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.
Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.
Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.
Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.
Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.
Effective October 4, 2019 all FILS Funds were transitioned into the DEL.
Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4
Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Internet Portfolio	3:1
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Fund was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2022, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,085,225,665	$—	$—	$2,085,225,665
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2022.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company. The sponsor company, Midland National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.
Subsequent Events
The Separate Account has evaluated subsequent events through April 14, 2023, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio will be renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023 the PF UltraShort Nasdaq-100 will have a 1:5 reverse share split.

Effective March 17, 2023 the PF Oil & Gas Fund will be renamed the PF Energy Fund.

Effective March 17, 2023 the PF Basic Materials Fund will be renamed the PF Materials Fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective March 17, 2023 the PF Consumer Goods Fund will be renamed the PF Consumer Staples Fund.

Effective March 17, 2023 the PF Consumer Services Fund will be renamed the PF Consumer Discretionary Fund.

Effective March 17, 2023 the PF Telecommunications Fund will be renamed the PF Communication Services Fund.

Effective May 1, 2023 the ABVPS Small/Mid Cap Value Portfolio will be renamed the ABVPS Discovery Value Portfolio.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio will be adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP").

Effective August 1, 2023, the AFIS Global Balanced Portfolio, the AFIS The Bond Fd of America Portfolio, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Service Portfolio, the FTVIP Global Real Estate Portfolio, the FTVIP VolSmart Allocation Portfolio, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio will be introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios will be closed to new investors.
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	1.00%	0.35%	$—

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2022 and 2021 were as follows:

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$4,536,385	$6,114,865	$3,922,105	$2,529,257
High Income Portfolio	392,109	1,199,811	1,925,975	2,528,595
Equity-Income Portfolio	949,068	925,640	1,141,538	1,134,325
Growth Portfolio	915,737	1,127,041	2,761,722	1,196,316
Overseas Portfolio	569,689	815,435	1,777,542	2,353,199
Mid Cap Portfolio	3,739,395	4,022,540	8,052,497	4,888,436
Asset Manager Portfolio	99,080	38,035	27,031	191,401
Investment Grade Bond Portfolio	1,428,888	812,970	1,162,703	365,036
Index 500 Portfolio	815,310	2,738,755	1,390,150	4,161,539
Contrafund Portfolio	7,022,425	8,444,581	15,152,944	9,280,196
Asset Manager: Growth Portfolio	108,935	64,978	52,397	66,070
Balanced Portfolio	310,881	465,379	977,209	1,058,580
Growth & Income Portfolio	940,615	420,480	797,696	683,453
Growth Opportunities Portfolio	17,097,586	7,645,164	24,853,538	8,189,327
Value Strategies Portfolio	721,692	1,087,096	2,008,062	2,042,822
Strategic Income Portfolio	2,664,156	3,517,594	5,743,612	2,267,370
Emerging Markets Portfolio	1,340,446	1,403,624	4,464,999	2,644,294
Real Estate Portfolio	3,723,714	4,799,754	3,924,382	4,025,282
Funds Manager 50% Portfolio	3,212,151	2,488,161	2,059,491	4,595,727
Funds Manager 70% Portfolio	1,304,173	452,782	1,406,606	417,042
Funds Manager 85% Portfolio	1,148,444	395,970	502,756	117,822
Government Money Market Portfolio Service Class 2	22,791,619	15,671,459	2,531,390	3,149,333
International Capital Appreciation Portfolio	2,422,554	601,460	2,627,086	324,794
American Century Variable Portfolios, Inc.
Balanced Fund	2,680,021	1,279,148	5,808,719	4,348,950
Capital Appreciation Fund	489,140	660,978	779,359	366,992
International Fund	788,369	595,690	1,202,701	1,569,072
Value Fund	20,229,079	17,227,600	17,035,960	13,926,110
Disciplined Core Value Fund	3,732,382	2,402,032	5,346,963	1,606,921
Inflation Protection Fund	6,317,776	6,502,073	6,812,912	2,109,752
Large Company Value Fund	1,361,345	406,787	495,772	418,000
Mid Cap Value Fund	12,851,751	8,056,434	8,587,886	5,506,722
Ultra Fund	3,851,353	2,878,590	4,924,180	4,395,583
MFS Variable Insurance Trust
Research Series	216,063	249,244	879,224	887,967
Growth Series	210,613	344,641	1,523,575	1,274,955
Investors Trust Series	137,555	197,342	370,103	163,707
New Discovery Series	4,567,201	1,699,303	3,586,293	2,086,924
Corporate Bond Portfolio	1,116,977	1,728,686	3,096,239	2,433,572
Emerging Markets Equity Portfolio	1,398,184	514,180	1,810,769	774,768

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Technology Portfolio	2,528,088	2,552,699	3,223,467	3,023,587
Global Tactical Allocation Portfolio	250,768	335,235	327,063	284,879
International Intrinsic Value Portfolio	1,904,772	2,647,754	3,645,929	3,191,719
Utilities Series Portfolio	8,725,773	4,062,792	2,663,165	2,817,136
Blended Research Core Equity Portfolio	2,176,129	475,475	1,291,487	445,002
Global Real Estate Portfolio	939,738	298,787	482,125	244,916
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	359,192	456,466	569,954	362,497
Mid-Cap Stock Portfolio	150,761	463,345	962,390	992,335
Bond-Debenture Portfolio	6,937,880	6,750,806	13,885,535	5,473,705
Fundamental Equity Portfolio	656,361	510,471	1,198,469	804,272
Developing Growth Portfolio	522,938	1,370,852	5,349,607	1,951,800
Short Duration Income Portfolio	7,805,389	10,566,727	14,100,193	10,672,063
Alger Fund
LargeCap Growth Portfolio	729,273	882,335	1,815,069	2,395,421
MidCap Growth Portfolio	574,253	630,748	2,983,885	1,804,749
Capital Appreciation Portfolio	327,663	931,036	1,530,089	1,577,372
SmallCap Growth Portfolio	112,935	49,986	321,153	98,507
Capital Appreciation Portfolio Class S	7,983,384	6,995,183	15,523,855	9,602,799
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	890,048	735,449	897,725	1,240,931
S&P 500 Index Portfolio	443,382	1,149,444	874,315	808,291
SRI Balanced Portfolio	2,025,712	829,549	3,295,695	361,583
Invesco Variable Insurance Funds
Technology Fund	373,109	361,976	586,730	1,119,638
Diversified Dividend Fund	3,863,025	1,138,398	833,440	722,089
Health Care Fund	226,288	145,661	364,434	691,826
Global Real Estate Fund	48,708	62,685	3,689	12,857
International Equity Fund	75,405	37,595	197,205	272,779
Main Street Mid Cap Fund	127,003	98,321	77,651	172,336
Core Bond Fund	1,168,603	4,895,820	1,759,980	1,084,089
Discovery Mid Cap Growth Fund	3,142,834	1,514,157	4,191,065	1,052,586
Global Fund	3,252,940	1,133,867	2,172,344	1,385,475
Main Street Fund	5,040,587	1,571,080	2,401,929	2,516,773
Main Street Small Cap Fund	3,576,206	2,169,625	3,600,522	1,688,864
Balanced-Risk Allocation Fund	509,176	205,464	239,596	1,400
Core Plus Bond Fund	5,049,794	761,994	604,385	262,172
Equity and Income Fund	4,398,582	1,769,301	3,725,178	130,589
Small Cap Equity Fund	2,174,202	617,005	1,564,692	48,221
Equally Weighted S&P 500 Fund	5,682,191	2,654,761	1,449,510	3,491
Growth and Income Portfolio	109,378	133,269	187,900	262,065
American Value Fund	64,591	44,402	48,948	78,280
J.P. Morgan Series Trust II
Core Bond Portfolio	127,636	286,189	345,203	340,533
Small Cap Core Portfolio	661,577	646,987	1,089,790	1,008,825

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Rydex Variable Trust
Nova Fund	245,826	574,441	1,536,476	1,147,704
NASDAQ-100 Fund	133,510	1,012,080	3,087,862	3,504,891
U.S. Government Money Market Fund	402,045	273,612	49,998	9,119
Inverse S&P 500 Strategy Fund	186,231	1,022,226	885,922	12,275
Inverse NASDAQ-100 Strategy Fund	202,129	199,457	133,431	127,226
Inverse Government Long Bond Strategy Fund	45,546	42,936	30,093	34,175
Government Long Bond 1.2x Strategy	2,893	2,991	15,171	133,046
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	480,449	1,102,658	922,778	2,595,618
S&P 500 Pure Growth Fund	4,326,954	1,736,568	1,665,861	1,631,430
S&P MidCap 400 Pure Growth Fund	363,191	195,512	251,810	345,369
Guggenheim Variable Insurance Funds
Long Short Equity Fund	34,204	174,509	217,046	464,387
Multi-Hedge Strategies Fund	291,384	370,826	271,744	745,995
Global Managed Futures Strategy Fund	2,070,781	982,177	128,380	147,767
Small Cap Value Fund	2,213,042	1,511,203	2,616,391	1,683,329
ProFunds VP
Profund Access VP High Yield Fund	82,428	82,971	956	5,485
Asia 30	12,893	14,751	107,988	67,608
Banks	22,951	65,178	143,768	114,855
Basic Materials	32,752	36,657	184,189	174,131
Bear	309	225	35,147	51,382
Biotechnology	196,126	187,892	45,963	60,548
Bull	301,609	422,226	406,485	139,756
Consumer Goods	96,835	103,128	92,608	158,616
Consumer Services	34,835	60,697	17,637	54,729
Dow 30	111,348	17,192	16,274	165,872
Emerging Markets	26,440	31,311	223	6,052
Europe 30	22,328	23,204	10,484	13,410
Falling U.S. Dollar	17,659	18,281	11,275	11,050
Financials	11,889	20,828	115,784	112,895
Health Care	397,717	260,673	71,394	191,473
Industrials	47,722	70,412	160,165	231,533
International	1,599	4,586	25,276	29,660
Internet	209,993	132,762	195,211	148,217
Japan	9,825	12,358	7,283	1,687
Large-Cap Growth	278,827	567,748	557,988	412,483
Large-Cap Value	558,261	413,837	38,366	63,888
Mid-Cap	52,314	40,225	127,480	151,657
Mid-Cap Growth	96,732	47,168	400,825	425,043
Mid-Cap Value	43,647	24,160	111,663	108,595
Government Money Market	2,419,115	1,610,894	2,324,505	4,048,310
Oil & Gas	218,794	347,288	268,385	225,455
NASDAQ-100	241,240	378,429	499,054	584,746
Pharmaceuticals	14,693	20,313	3,147	4,404
Precious Metals	440,559	476,392	568,194	599,815

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Real Estate	96,311	163,495	91,037	59,151
Rising Rates Opportunity	5	1,719	670	8,233
Semiconductor	135,604	143,872	227,564	237,118
Short Dow 30	1,542	1,585	—	7,555
Short Emerging Markets	—	—	—	—
Short International	3,532	3,707	—	167
Short Mid-Cap	1,483	1,519	769	37
Short NASDAQ-100	—	—	—	3,394
Short Small-Cap	—	88	—	987
Small-Cap	64,319	59,168	82,359	86,307
Small-Cap Growth	45,145	51,093	394,642	442,908
Small-Cap Value	22,948	18,614	230,951	359,007
Technology	199,900	218,137	442,928	620,339
Telecommunications	1,452	2,295	7,696	10,246
U.S. Government Plus	108,819	288,354	176,356	135,725
UltraBull	332,470	396,996	266,879	457,274
UltraMid-Cap	326,921	413,773	290,056	442,810
UltraNASDAQ-100	728,754	838,017	768,999	429,130
UltraShort Dow 30	—	217	597	111
UltraShort NASDAQ-100	—	359	699	389
UltraSmall-Cap	107,387	258,193	205,429	296,350
Utilities	247,251	117,367	51,142	91,261
VanEck Worldwide Insurance Trust
Global Resources Fund	4,369,860	2,930,542	3,895,019	5,760,482
Emerging Markets Fund	262,603	231,497	398,092	429,411
Emerging Markets Bond Fund	150,156	160,046	50,244	162,412
Janus Henderson Series
Global Technology and Innovation Portfolio	4,903,280	3,473,619	7,594,681	4,675,738
Overseas Portfolio	420,970	402,000	761,494	308,395
Research Portfolio	77,592	89,855	25,924	357,559
Enterprise Services Portfolio	9,920,383	5,262,165	10,074,203	3,798,286
Global Research Portfolio	980,783	657,843	688,750	267,607
Mid Cap Value Portfolio	1,869,359	1,320,041	1,340,255	1,270,356
Balanced Portfolio	19,058,726	13,299,228	31,778,671	7,260,460
Flexible Bond Portfolio	1,360,218	3,185,756	4,163,671	2,280,811
PIMCO Variable Insurance Trust
Total Return Portfolio	6,087,616	11,810,957	12,206,598	11,781,038
Low Duration Portfolio	7,654,510	12,176,513	17,289,217	8,335,346
High Yield Portfolio	8,682,446	8,618,191	5,352,033	5,208,332
Real Return Portfolio	8,825,800	8,130,017	10,140,889	6,109,607
All Asset Portfolio	1,541,892	1,425,717	1,349,430	1,614,002
Global Managed Asset Allocation Portfolio	227,448	136,894	400,472	81,237
Short-Term Portfolio	38,308,450	25,075,722	16,761,058	29,625,886
Emerging Markets Bond Portfolio	306,886	288,219	552,757	541,952
Global Bond Opportunities Portfolio	68,804	54,459	24,401	92,679
Commodity Real Return Strategy Portfolio	7,159,941	4,434,405	2,127,954	1,834,466
International Bond (USD-Hedged) Portfolio	598,811	570,205	1,132,189	578,115
Dynamic Bond Adv Portfolio	942,175	992,413	1,109,920	804,820
Income Advisor Portfolio	4,689,131	5,182,211	10,273,428	2,950,565

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	453,901	745,576	1,365,648	722,497
Large Cap Value Fund	393,398	371,542	547,487	141,800
Mid Cap Value Fund	655,013	743,105	996,442	928,544
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	170,790	281,736	663,216	552,785
AMT Mid Cap Intrinsic Value Portfolio	211,674	335,194	1,998,755	1,696,541
BNY Mellon Variable Investment Fund
Appreciation Portfolio	208,226	340,342	481,850	251,619
Sustainable U.S. Equity Portfolio	1,561	295	901	15,655
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	19,243	21,969	2,119	2,370
Emerging Markets Equity Portfolio	146,518	152,129	16,361	68,524
Discovery Portfolio	29,074	6,006	47,845	83,560
U.S. Real Estate Portfolio	33,987	25,472	21,939	47,500
Northern Lights Variable Trust
Power Dividend Index Fund	20,085	48,952	76,288	381,021
AB Variable Products Series
Dynamic Asset Allocation Portfolio	1,071,093	432,170	195,289	410,387
Small Cap Growth Portfolio	12,727	269	138,339	137,280
Small Mid Cap Value Portfolio	3,598,281	1,794,848	4,297,110	2,027,808
BlackRock Variable Series Fund, Inc.
Basic Value Fund	1,899,270	789,479	1,400,825	758,276
Capital Appreciation Fund	67,192	463,372	252,025	189,367
Equity Dividend Fund	8,886,644	5,680,794	10,820,517	2,482,491
Global Allocation Fund	943,976	2,755,353	5,581,844	3,359,036
Advantage Large Cap Core Fund	92,934	118,580	238,514	102,092
Large Cap Focus Growth Fund	2,723,555	3,238,699	5,909,839	3,606,608
60/40 Target Allocation ETF Fund	2,250,211	1,969,987	4,073,077	1,286,993
Total Return Portfolio	91,967	158,716	333,664	33,867
S&P 500 Portfolio	133,563	148,512	157,741	246,079
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	2,655,341	1,799,756	2,728,336	1,080,957
Dividend Opportunity Portfolio	6,093,594	2,306,039	1,846,040	1,104,113
Emerging Markets Bond Portfolio	397,189	885,845	798,984	1,065,565
High Yield Portfolio	1,100,375	2,089,581	2,536,957	1,104,586
Select Large-Cap Value Portfolio	4,283,886	1,515,207	3,964,551	697,002
Seligman Global Tech Portfolio	7,034,128	3,577,006	7,676,618	2,037,514
US Government Mortgage Portfolio	463,733	1,612,922	3,141,059	2,970,747
Strategic Income Portfolio	1,354,086	1,116,154	1,693,234	437,932
Emerging Markets Portfolio	163,762	47,379	370,195	31,677

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	12,932,764	11,019,956	13,916,445	9,956,970
Small Cap Index Portfolio	2,964,777	1,362,037	3,895,446	1,902,438
Alternative Asset Allocation Portfolio	437,199	315,004	156,245	252,123
Global Small Cap Portfolio	65,658	57,741	26,254	126,705
Small Mid Cap Value Portfolio	190,536	914,840	778,465	1,574,691
CROCI US Portfolio	6,595	12,101	15,815	31,819
High Income Portfolio	404,173	204,780	173,071	9,515
Eaton Vance Variable Trust
Floating Rate Income Portfolio	14,011,974	13,128,335	8,576,143	5,974,878
Delaware Variable Insurance Portfolios
Total Return Portfolio	20,032	57,976	12,150	176,174
International Portfolio	213,625	141,793	151,890	71,703
Opportunity Portfolio	1,021,334	1,615,018	449,477	3,140,229
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	713,921	1,156,428	615,031	1,775,294
Income Fund	9,250,294	5,714,900	5,269,597	4,566,465
Global Bond Fund	2,256,207	5,773,796	5,176,257	3,205,185
Foreign Fund	5,062,383	5,290,175	7,132,105	5,658,564
Developing Markets Fund	747,464	345,956	517,115	874,030
Mutual Global Discovery Fund	645,423	1,397,654	741,501	1,489,795
Rising Dividends Fund	7,472,566	4,282,207	7,270,772	4,385,247
DynaTech 2 Fund	3,963,122	1,330,391	1,362,083	41,393
Multi-Asset Dynamic Multi-Strategy Portfolio	8,437	362,493	15,592	46,987
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	380,865	511,635	607,454	1,088,107
Balanced Portfolio	2,634,037	827,276	1,187,926	1,343,908
Global Value Equity Portfolio	281,142	172,479	229,159	296,272
Energy Portfolio	118,310	873,355	1,307,167	782,089
Global Bond Portfolio	68,026	539,166	474,763	946,256
Natural Resources Portfolio	24,628	292,219	363,813	375,635
Growth Portfolio	1,063,298	1,082,651	1,327,924	1,650,631
High Income Portfolio	1,158,281	2,195,501	3,814,061	5,581,830
International Core Equity Portfolio	1,064,976	1,335,377	743,972	1,412,931
Global Growth Portfolio	133,761	151,464	84,714	120,247
Mid Cap Growth Portfolio	3,037,109	2,525,135	5,634,127	3,934,078
Science and Technology Portfolio	2,956,558	2,271,176	7,662,844	2,611,784
Small Cap Growth Portfolio	1,328,159	1,155,965	1,638,070	1,743,000
SMID Cap Core Portfolio	2,757,255	1,920,062	1,970,772	3,985,900
Lazard Retirement Series, Inc.
International Equity Portfolio	384,233	122,440	167,451	341,891
Global Dynamic Multi Asset Portfolio	122,642	219,204	612,281	593,472

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	830,712	763,184	1,289,582	491,247
ClearBridge Variable Mid Cap Portfolio	7,388,324	4,250,427	6,075,877	2,424,109
ClearBridge Variable Dividend Strategy Portfolio	8,332,997	7,589,164	12,443,539	3,333,659
ClearBridge Variable Small Cap Growth Portfolio	2,911,137	1,431,013	3,676,715	1,766,433
ClearBridge Variable Aggressive Growth Portfolio	125,737	73,468	640,668	413,512
Western Asset Variable Core Bond Plus Portfolio	13,741,401	15,563,735	26,405,907	8,747,197
ClearBridge Variable Large Cap Growth Portfolio	6,273,695	2,692,426	9,106,220	3,454,542
Pioneer Variable Contracts Trust
Fund Portfolio	1,272,282	391,474	371,273	274,790
Bond Portfolio	8,015,677	8,584,549	14,347,394	5,670,463
Strategic Income Portfolio	3,191,900	3,300,055	3,246,803	1,892,863
Equity Income Portfolio	3,027,466	3,066,973	2,385,078	3,179,445
High Yield Portfolio	48,468	251,895	107,670	160,289
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	7,402	12,283	2,230	18,682
Natural Resources Portfolio	1,159,049	839,043	38,385	196,877
Mid-Cap Growth Portfolio	8,894	38,794	17,238	100,753
Royce Capital Fund
Micro-Cap Portfolio	143,381	18,942	187,385	296,786
Small Cap Portfolio	1,181,409	1,665,521	1,613,769	3,086,386
Alps Fund
Alerian Energy Infrastructure Portfolio	5,797,259	2,897,102	1,065,421	896,960
Red Rocks Global Opportunity Portfolio	813,678	482,975	513,357	346,818
American Funds IS
Asset Allocation Fund	23,244,582	16,885,002	34,242,276	12,887,194
Washington Mutual Investors Fund	22,280,144	8,818,775	11,357,089	7,353,825
Ultra-Short Bond Fund	25,550,460	17,300,178	12,862,433	15,616,363
Capital Income Builder Fund	4,228,852	3,491,761	4,664,185	3,657,523
Global Growth Fund	8,190,727	5,222,397	13,368,691	4,056,420
Capital World Growth and Income Fund	7,424,947	2,310,869	5,131,561	1,885,584
Global Small Capitalization Fund	3,313,568	1,075,396	4,081,219	2,103,616
Growth Fund	22,853,107	9,860,709	25,715,136	9,163,360
Growth-Income Fund	19,601,857	10,971,861	24,894,157	11,143,854
International Fund	3,691,879	1,503,140	4,980,080	1,755,258
International Growth and Income Fund	5,786,973	1,804,549	3,245,531	1,594,911
New World Fund	8,310,285	3,930,693	8,999,559	5,051,668
U.S. Government Securities Fund	18,374,389	24,378,965	21,465,896	20,331,659
Invesco Oppenheimer
International Growth Fund	8,752,842	2,419,864	10,603,575	2,368,168
T. Rowe Price
Blue Chip Growth Portfolio	13,643,178	8,380,428	23,044,910	8,032,551
Health Sciences Portfolio	6,650,145	4,790,891	10,512,874	3,829,396
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,449,183	1,889,096	2,613,162	497,279
Fundamental All Cap Core Portfolio	77,188	277,507	1,750,583	1,448,588
Select Bond Portfolio	16,332	62,255	251,587	144,409
Strategic Income Opportunities Portfolio	243,806	368,539	509,663	81,542

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Federated Hermes
High Income Bond Portfolio	1,296,216	658,203	2,560,737	1,816,966
Kaufmann Portfolio	2,610,622	888,399	4,197,711	2,162,913
Managed Volatility Portfolio	158,238	96,961	386,289	23,411
Principal Variable Contracts
Blue Chip Fund	671,612	230,091	98,900	16,871
Equity Income Fund	439,226	187,672	174,401	44,035
Diversified Balance Fund	438,157	77,009	409,081	89,891
Diversified Growth Fund	25,766	29,799	256,504	772
Diversified Income Fund	32,575	684,427	830,298	34,594

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	442,969	650,126	(207,157)	441,633	249,821	191,812
High Income Portfolio	9,309	61,094	(51,785)	87,056	120,730	(33,674)
Equity-Income Portfolio	19,162	22,970	(3,808)	7,473	28,435	(20,962)
Growth Portfolio	3,413	13,133	(9,720)	11,117	12,337	(1,220)
Overseas Portfolio	22,171	31,724	(9,553)	51,507	91,341	(39,834)
Mid Cap Portfolio	155,007	192,408	(37,401)	212,984	166,401	46,583
Asset Manager Portfolio	519	640	(121)	180	4,407	(4,227)
Investment Grade Bond Portfolio	121,741	58,975	62,766	88,253	17,229	71,024
Index 500 Portfolio	15,839	69,194	(53,355)	20,037	105,292	(85,255)
Contrafund Portfolio	270,839	321,607	(50,768)	461,952	278,549	183,403
Asset Manager: Growth Portfolio	1,204	1,541	(337)	672	1,260	(588)
Balanced Portfolio	1,029	10,977	(9,948)	19,805	29,620	(9,815)
Growth & Income Portfolio	24,539	10,987	13,552	21,582	19,140	2,442
Growth Opportunities Portfolio	927,671	521,766	405,905	1,216,827	303,105	913,722
Value Strategies Portfolio	17,552	37,530	(19,978)	61,647	75,293	(13,646)
Strategic Income Portfolio	199,183	295,466	(96,283)	422,870	169,728	253,142
Emerging Markets Portfolio	110,387	124,675	(14,288)	243,795	158,433	85,362
Real Estate Portfolio	194,934	285,264	(90,330)	219,497	210,584	8,913
Funds Manager 50% Portfolio	124,509	154,452	(29,943)	119,385	265,947	(146,562)
Funds Manager 70% Portfolio	21,315	23,305	(1,990)	81,848	19,272	62,576
Funds Manager 85% Portfolio	42,179	21,021	21,158	30,252	4,735	25,517
Government Money Market Portfolio Service Class 2	2,355,584	1,597,485	758,099	277,129	339,137	(62,008)
International Capital Appreciation Portfolio	195,577	50,084	145,493	177,119	21,799	155,320
American Century Variable Portfolios, Inc.
Balanced Fund	179,457	91,264	88,193	301,554	180,211	121,343
Capital Appreciation Fund	4,253	12,115	(7,862)	7,288	4,962	2,326
International Fund	14,755	25,030	(10,275)	45,827	60,317	(14,490)
Value Fund	704,343	747,204	(42,861)	835,856	579,851	256,005
Disciplined Core Value Fund	157,327	160,767	(3,440)	317,747	82,584	235,163
Inflation Protection Fund	556,536	630,915	(74,379)	597,882	180,199	417,683
Large Company Value Fund	55,872	16,461	39,411	22,233	18,036	4,197
Mid Cap Value Fund	364,940	323,645	41,295	421,271	229,639	191,632
Ultra Fund	120,130	89,944	30,186	136,768	103,752	33,016

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
MFS Variable Insurance Trust
Research Series	3,825	6,040	(2,215)	18,982	19,529	(547)
Growth Series	621	6,548	(5,927)	19,215	20,636	(1,421)
Investors Trust Series	2,615	5,305	(2,690)	9,270	3,938	5,332
New Discovery Series	109,671	75,095	34,576	75,686	56,591	19,095
Corporate Bond Portfolio	66,707	155,269	(88,562)	229,720	191,983	37,737
Emerging Markets Equity Portfolio	98,453	51,190	47,263	154,176	58,892	95,284
Technology Portfolio	92,170	79,307	12,863	86,554	67,621	18,933
Global Tactical Allocation Portfolio	12,370	26,127	(13,757)	18,290	19,122	(832)
International Intrinsic Value Portfolio	78,846	128,113	(49,267)	155,342	127,445	27,897
Utilities Series Portfolio	442,956	221,542	221,414	118,987	135,190	(16,203)
Blended Research Core Equity Portfolio	93,060	27,100	65,960	60,054	22,714	37,340
Global Real Estate Portfolio	72,823	26,629	46,194	40,554	19,746	20,808
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	7,493	15,352	(7,859)	12,787	11,974	813
Mid-Cap Stock Portfolio	1,633	14,036	(12,403)	20,637	26,188	(5,551)
Bond-Debenture Portfolio	479,976	515,858	(35,882)	918,836	367,968	550,868
Fundamental Equity Portfolio	24,375	29,363	(4,988)	75,934	39,771	36,163
Developing Growth Portfolio	36,052	56,247	(20,195)	173,791	60,273	113,518
Short Duration Income Portfolio	732,907	1,022,856	(289,949)	1,294,427	991,713	302,714
Alger Fund
LargeCap Growth Portfolio	14,832	25,208	(10,376)	8,388	47,644	(39,256)
MidCap Growth Portfolio	13,847	18,892	(5,045)	24,173	37,822	(13,649)
Capital Appreciation Portfolio	2,704	19,424	(16,720)	9,301	22,604	(13,303)
SmallCap Growth Portfolio	457	1,602	(1,145)	441	1,831	(1,390)
Capital Appreciation Portfolio Class S	233,298	248,525	(15,227)	143,930	234,183	(90,253)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	20,646	35,596	(14,950)	36,622	47,876	(11,254)
S&P 500 Index Portfolio	13,386	50,212	(36,826)	20,260	19,879	381
SRI Balanced Portfolio	110,446	60,161	50,285	219,504	21,677	197,827
Invesco Variable Insurance Funds
Technology Fund	2,437	10,377	(7,940)	10,557	24,365	(13,808)
Diversified Dividend Fund	309,093	81,646	227,447	59,764	49,777	9,987
Health Care Fund	2,735	4,061	(1,326)	6,218	18,293	(12,075)
Global Real Estate Fund	3,329	4,496	(1,167)	38	810	(772)
International Equity Fund	4,693	2,588	2,105	12,639	18,337	(5,698)
Main Street Mid Cap Fund	2,256	2,916	(660)	3,826	8,045	(4,219)
Core Bond Fund	95,588	473,779	(378,191)	138,240	89,132	49,108
Discovery Mid Cap Growth Fund	83,769	74,629	9,140	154,092	38,937	115,155
Global Fund	154,831	78,369	76,462	101,223	68,083	33,140
Main Street Fund	80,025	86,151	(6,126)	95,416	128,894	(33,478)
Main Street Small Cap Fund	164,406	132,753	31,653	189,248	86,193	103,055
Balanced-Risk Allocation Fund	49,202	22,061	27,141	22,107	82	22,025
Core Plus Bond Fund	566,992	83,408	483,584	58,904	25,966	32,938
Equity and Income Fund	388,926	182,599	206,327	357,073	10,647	346,426
Small Cap Equity Fund	207,765	75,023	132,742	151,225	4,519	146,706
Equally Weighted S&P 500 Fund	557,749	277,536	280,213	138,866	—	138,866
Growth and Income Portfolio	1,322	4,137	(2,815)	9,617	12,783	(3,166)
American Value Fund	1,747	1,777	(30)	2,092	3,620	(1,528)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
J.P. Morgan Series Trust II
Core Bond Portfolio	7,397	22,091	(14,694)	23,212	24,982	(1,770)
Small Cap Core Portfolio	4,534	15,845	(11,311)	24,798	24,417	381
Rydex Variable Trust
Nova Fund	3,760	11,971	(8,211)	32,844	23,820	9,024
NASDAQ-100 Fund	1,578	14,154	(12,576)	38,099	44,633	(6,534)
U.S. Government Money Market Fund	52,225	36,528	15,697	5,642	840	4,802
Inverse S&P 500 Strategy Fund	261,155	1,525,075	(1,263,920)	1,348,815	4,998	1,343,817
Inverse NASDAQ-100 Strategy Fund	821,072	745,243	75,829	456,974	430,956	26,018
Inverse Government Long Bond Strategy Fund	21,422	19,329	2,093	11,920	14,540	(2,620)
Government Long Bond 1.2x Strategy	85	67	18	776	7,083	(6,307)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	10,052	47,685	(37,633)	14,601	92,795	(78,194)
S&P 500 Pure Growth Fund	210,069	89,423	120,646	59,420	54,957	4,463
S&P MidCap 400 Pure Growth Fund	6,797	10,707	(3,910)	7,347	17,198	(9,851)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	2,506	12,152	(9,646)	15,636	33,236	(17,600)
Multi-Hedge Strategies Fund	22,811	31,344	(8,533)	21,214	63,863	(42,649)
Global Managed Futures Strategy Fund	198,900	96,381	102,519	12,558	15,573	(3,015)
Small Cap Value Fund	125,782	91,321	34,461	153,968	88,144	65,824
ProFunds VP
Profund Access VP High Yield Fund	5,805	5,950	(145)	—	285	(285)
Asia 30	565	1,249	(684)	4,801	3,355	1,446
Banks	4,232	10,159	(5,927)	20,652	15,227	5,425
Basic Materials	1,808	2,015	(207)	10,573	9,755	818
Bear	396	38	358	35,546	55,752	(20,206)
Biotechnology	3,765	4,551	(786)	1,196	1,517	(321)
Bull	7,876	17,267	(9,391)	16,296	5,518	10,778
Consumer Goods	3,761	4,036	(275)	3,136	6,277	(3,141)
Consumer Services	1,034	2,064	(1,030)	216	1,712	(1,496)
Dow 30	3,717	725	2,992	338	8,204	(7,866)
Emerging Markets	4,952	5,633	(681)	26	577	(551)
Europe 30	1,486	1,736	(250)	911	1,173	(262)
Falling U.S. Dollar	4,203	4,174	29	2,177	2,177	—
Financials	312	1,139	(827)	9,595	9,444	151
Health Care	12,257	7,855	4,402	1,716	6,205	(4,489)
Industrials	2,226	3,249	(1,023)	6,354	9,575	(3,221)
International	—	609	(609)	3,365	3,593	(228)
Internet	3,490	3,608	(118)	2,196	2,267	(71)
Japan	500	903	(403)	81	87	(6)
Large-Cap Growth	3,313	14,812	(11,499)	12,315	12,084	231
Large-Cap Value	33,723	23,843	9,880	1,939	3,150	(1,211)
Mid-Cap	1,432	1,789	(357)	5,809	7,058	(1,249)
Mid-Cap Growth	1,310	1,171	139	14,461	16,817	(2,356)
Mid-Cap Value	1,766	1,229	537	5,683	5,474	209
Government Money Market	302,612	185,081	117,531	291,590	516,692	(225,102)
Oil & Gas	22,157	34,850	(12,693)	39,546	33,662	5,884
NASDAQ-100	3,779	7,595	(3,816)	8,070	11,054	(2,984)
Pharmaceuticals	611	954	(343)	95	149	(54)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Precious Metals	91,665	101,224	(9,559)	114,136	120,366	(6,230)
Real Estate	6,500	11,524	(5,024)	6,314	3,734	2,580
Rising Rates Opportunity	2	1,191	(1,189)	583	6,400	(5,817)
Semiconductor	4,243	4,549	(306)	5,405	5,754	(349)
Short Dow 30	2,052	2,020	32	(3)	8,042	(8,045)
Short Emerging Markets	—	—	—	—	—	—
Short International	1,657	1,649	8	—	16	(16)
Short Mid-Cap	2,099	2,066	33	—	—	—
Short NASDAQ-100	—	—	—	—	7,909	(7,909)
Short Small-Cap	—	50	(50)	(2)	1,551	(1,553)
Small-Cap	1,928	2,632	(704)	3,750	4,165	(415)
Small-Cap Growth	500	1,453	(953)	14,527	17,581	(3,054)
Small-Cap Value	335	931	(596)	12,007	19,151	(7,144)
Technology	3,126	4,568	(1,442)	8,110	12,329	(4,219)
Telecommunications	91	155	(64)	520	706	(186)
U.S. Government Plus	7,269	19,275	(12,006)	6,144	7,050	(906)
UltraBull	4,086	10,963	(6,877)	6,411	10,836	(4,425)
UltraMid-Cap	6,064	15,320	(9,256)	8,942	14,518	(5,576)
UltraNASDAQ-100	2,680	5,501	(2,821)	2,578	2,197	381
UltraShort Dow 30	—	2,882	(2,882)	—	1,144	(1,144)
UltraShort NASDAQ-100	—	27,978	(27,978)	40,581	25,567	15,014
UltraSmall-Cap	6,668	18,921	(12,253)	8,389	14,006	(5,617)
Utilities	11,799	5,437	6,362	2,228	4,404	(2,176)
VanEck Worldwide Insurance Trust
Global Resources Fund	332,867	193,485	139,382	306,051	402,824	(96,773)
Emerging Markets Fund	2,278	6,873	(4,595)	7,097	8,001	(904)
Emerging Markets Bond Fund	9,203	10,919	(1,716)	1,575	9,613	(8,038)
Janus Henderson Series
Global Technology and Innovation Portfolio	114,207	110,383	3,824	231,524	115,669	115,855
Overseas Portfolio	34,345	36,280	(1,935)	62,098	23,791	38,307
Research Portfolio	1,375	3,136	(1,761)	76	10,176	(10,100)
Enterprise Services Portfolio	236,031	211,747	24,284	316,932	142,400	174,532
Global Research Portfolio	48,694	29,044	19,650	28,765	9,812	18,953
Mid Cap Value Portfolio	99,048	78,212	20,836	83,456	69,345	14,111
Balanced Portfolio	933,164	718,877	214,287	1,685,848	330,624	1,355,224
Flexible Bond Portfolio	107,480	301,546	(194,066)	326,031	184,061	141,970
PIMCO Variable Insurance Trust
Total Return Portfolio	459,478	1,027,128	(567,650)	804,693	914,370	(109,677)
Low Duration Portfolio	748,901	1,236,412	(487,511)	1,693,739	779,316	914,423
High Yield Portfolio	617,310	628,500	(11,190)	329,227	330,783	(1,556)
Real Return Portfolio	649,865	728,227	(78,362)	728,078	444,608	283,470
All Asset Portfolio	84,617	101,794	(17,177)	65,474	108,793	(43,319)
Global Managed Asset Allocation Portfolio	3,377	10,386	(7,009)	20,386	4,913	15,473
Short-Term Portfolio	3,792,873	2,483,581	1,309,292	1,618,848	2,853,302	(1,234,454)
Emerging Markets Bond Portfolio	20,923	24,541	(3,618)	37,695	41,300	(3,605)
Global Bond Opportunities Portfolio	7,316	5,728	1,588	1,680	8,699	(7,019)
Commodity Real Return Strategy Portfolio	546,772	491,904	54,868	275,170	281,687	(6,517)
International Bond (USD-Hedged) Portfolio	54,852	51,375	3,477	96,125	48,578	47,547
Dynamic Bond Adv Portfolio	65,710	93,656	(27,946)	93,820	70,684	23,136
Income Advisor Portfolio	347,928	473,060	(125,132)	861,073	250,227	610,846

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	21,143	31,829	(10,686)	37,511	26,382	11,129
Large Cap Value Fund	13,093	14,969	(1,876)	21,165	5,849	15,316
Mid Cap Value Fund	4,465	20,996	(16,531)	14,863	27,654	(12,791)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	964	7,432	(6,468)	11,019	11,715	(696)
AMT Mid Cap Intrinsic Value Portfolio	6,767	13,879	(7,112)	82,956	68,516	14,440
BNY Mellon Variable Investment Fund
Appreciation Portfolio	4,503	12,134	(7,631)	15,294	8,315	6,979
Sustainable U.S. Equity Portfolio	15	1	14	15	606	(591)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,238	1,580	(342)	26	101	(75)
Emerging Markets Equity Portfolio	11,033	12,607	(1,574)	979	4,651	(3,672)
Discovery Portfolio	147	163	(16)	46	1,325	(1,279)
U.S. Real Estate Portfolio	1,385	1,678	(293)	1,428	2,958	(1,530)
Northern Lights Variable Trust
Power Dividend Index Fund	954	3,826	(2,872)	6,448	38,309	(31,861)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	10,243	32,598	(22,355)	10,505	28,739	(18,234)
Small Cap Growth Portfolio	226	1	225	10,157	10,255	(98)
Small Mid Cap Value Portfolio	132,909	96,230	36,679	228,187	93,399	134,788
BlackRock Variable Series Fund, Inc.
Basic Value Fund	87,310	37,873	49,437	49,164	34,360	14,804
Capital Appreciation Fund	1,040	16,105	(15,065)	105	4,787	(4,682)
Equity Dividend Fund	296,502	273,145	23,357	330,222	103,549	226,673
Global Allocation Fund	58,567	181,372	(122,805)	188,807	195,850	(7,043)
Advantage Large Cap Core Fund	2,800	4,083	(1,283)	378	3,210	(2,832)
Large Cap Focus Growth Fund	125,938	121,798	4,140	122,842	96,564	26,278
60/40 Target Allocation ETF Fund	160,306	145,299	15,007	234,897	82,983	151,914
Total Return Portfolio	6,769	14,202	(7,433)	27,976	2,300	25,676
S&P 500 Portfolio	2,804	8,688	(5,884)	68	14,523	(14,455)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	143,429	83,363	60,066	132,166	42,350	89,816
Dividend Opportunity Portfolio	369,225	135,213	234,012	113,696	60,360	53,336
Emerging Markets Bond Portfolio	22,265	82,558	(60,293)	52,019	83,993	(31,974)
High Yield Portfolio	70,284	160,674	(90,390)	173,653	77,468	96,185
Select Large-Cap Value Portfolio	285,615	105,629	179,986	272,550	45,570	226,980
Seligman Global Tech Portfolio	240,186	202,825	37,361	336,932	91,881	245,051
US Government Mortgage Portfolio	49,170	171,504	(122,334)	297,889	280,773	17,116
Strategic Income Portfolio	112,577	108,178	4,399	143,204	37,443	105,761
Emerging Markets Portfolio	13,432	6,395	7,037	38,880	3,469	35,411
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	467,758	419,352	48,406	536,238	341,521	194,717
Small Cap Index Portfolio	97,205	78,698	18,507	159,370	73,251	86,119
Alternative Asset Allocation Portfolio	29,705	26,266	3,439	11,663	20,198	(8,535)
Global Small Cap Portfolio	1,598	3,868	(2,270)	1,534	6,847	(5,313)
Small Mid Cap Value Portfolio	6,196	50,917	(44,721)	44,191	81,277	(37,086)
CROCI US Portfolio	119	597	(478)	781	1,865	(1,084)
High Income Portfolio	42,315	21,782	20,533	17,097	925	16,172

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,149,414	1,142,039	7,375	704,156	498,582	205,574
Delaware Variable Insurance Portfolios
Total Return Portfolio	1	4,098	(4,097)	516	12,806	(12,290)
International Portfolio	8,779	10,749	(1,970)	7,493	3,742	3,751
Opportunity Portfolio	18,533	96,283	(77,750)	7,495	177,249	(169,754)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,548	64,827	(60,279)	26,647	95,412	(68,765)
Income Fund	539,896	375,348	164,548	297,252	287,743	9,509
Global Bond Fund	265,267	630,690	(365,423)	574,978	326,074	248,904
Foreign Fund	404,144	467,301	(63,157)	566,300	444,064	122,236
Developing Markets Fund	52,192	32,427	19,765	32,298	60,767	(28,469)
Mutual Global Discovery Fund	9,938	79,043	(69,105)	34,927	83,081	(48,154)
Rising Dividends Fund	220,618	186,467	34,151	308,443	160,607	147,836
DynaTech 2 Fund	395,236	192,305	202,931	130,987	3,913	127,074
Multi-Asset Dynamic Multi-Strategy Portfolio	29	31,199	(31,170)	519	3,241	(2,722)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	8,373	33,475	(25,102)	13,239	66,050	(52,811)
Balanced Portfolio	4,636	41,864	(37,228)	38,512	68,442	(29,930)
Global Value Equity Portfolio	1,337	8,406	(7,069)	13,155	17,226	(4,071)
Energy Portfolio	6,333	112,833	(106,500)	250,914	166,393	84,521
Global Bond Portfolio	3,720	49,248	(45,528)	37,473	80,126	(42,653)
Natural Resources Portfolio	1,473	34,163	(32,690)	55,466	55,566	(100)
Growth Portfolio	7,705	31,108	(23,403)	32,461	42,610	(10,149)
High Income Portfolio	43,151	170,639	(127,488)	225,917	411,611	(185,694)
International Core Equity Portfolio	30,149	91,331	(61,182)	47,974	83,339	(35,365)
Global Growth Portfolio	524	7,216	(6,692)	1,788	4,974	(3,186)
Mid Cap Growth Portfolio	34,321	94,784	(60,463)	133,213	112,720	20,493
Science and Technology Portfolio	46,945	74,825	(27,880)	98,407	66,095	32,312
Small Cap Growth Portfolio	17,031	53,943	(36,912)	35,063	67,913	(32,850)
SMID Cap Core Portfolio	28,829	88,090	(59,261)	99,167	161,191	(62,024)
Lazard Retirement Series, Inc.
International Equity Portfolio	17,241	8,507	8,734	9,599	21,873	(12,274)
Global Dynamic Multi Asset Portfolio	3,713	14,723	(11,010)	36,163	36,388	(225)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	62,040	63,639	(1,599)	90,235	34,164	56,071
ClearBridge Variable Mid Cap Portfolio	326,675	218,813	107,862	214,190	94,338	119,852
ClearBridge Variable Dividend Strategy Portfolio	215,366	312,460	(97,094)	396,873	125,164	271,709
ClearBridge Variable Small Cap Growth Portfolio	151,722	71,504	80,218	117,845	58,428	59,417
ClearBridge Variable Aggressive Growth Portfolio	2,261	5,466	(3,205)	22,652	27,136	(4,484)
Western Asset Variable Core Bond Plus Portfolio	1,330,663	1,537,819	(207,156)	2,206,872	723,160	1,483,712
ClearBridge Variable Large Cap Growth Portfolio	355,675	166,109	189,566	425,387	172,512	252,875
Pioneer Variable Contracts Trust
Fund Portfolio	37,917	14,495	23,422	10,038	9,263	775
Bond Portfolio	579,974	736,059	(156,085)	1,025,809	433,262	592,547
Strategic Income Portfolio	220,446	283,376	(62,930)	225,359	144,098	81,261
Equity Income Portfolio	75,727	131,295	(55,568)	120,661	137,030	(16,369)
High Yield Portfolio	794	18,471	(17,677)	4,301	10,508	(6,207)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	319	264	55	87	413	(326)
Natural Resources Portfolio	114,139	85,371	28,768	5,504	28,286	(22,782)
Mid-Cap Growth Portfolio	366	1,634	(1,268)	573	3,185	(2,612)
Royce Capital Fund
Micro-Cap Portfolio	3,162	1,143	2,019	10,055	17,247	(7,192)
Small Cap Portfolio	80,853	110,485	(29,632)	95,465	178,239	(82,774)
Alps Fund
Alerian Energy Infrastructure Portfolio	558,947	275,874	283,073	116,191	112,870	3,321
Red Rocks Global Opportunity Portfolio	29,925	32,415	(2,490)	25,818	18,280	7,538
American Funds IS
Asset Allocation Fund	786,835	1,082,534	(295,699)	1,933,869	726,908	1,206,961
Washington Mutual Investors Fund	691,833	512,857	178,976	679,141	415,632	263,509
Ultra-Short Bond Fund	2,763,291	1,849,830	913,461	1,385,310	1,654,719	(269,409)
Capital Income Builder Fund	312,463	275,883	36,580	343,633	277,068	66,565
Global Growth Fund	349,494	323,967	25,527	611,763	182,934	428,829
Capital World Growth and Income Fund	228,511	154,493	74,018	287,071	108,087	178,984
Global Small Capitalization Fund	101,636	79,885	21,751	240,414	119,072	121,342
Growth Fund	774,390	463,424	310,966	775,593	309,222	466,371
Growth-Income Fund	799,180	591,574	207,606	1,299,690	549,128	750,562
International Fund	205,299	136,597	68,702	360,837	121,582	239,255
International Growth and Income Fund	187,630	175,197	12,433	253,244	127,405	125,839
New World Fund	448,131	315,047	133,084	541,247	318,863	222,384
U.S. Government Securities Fund	1,765,459	2,380,861	(615,402)	1,688,597	1,840,730	(152,133)
Invesco Oppenheimer
International Growth Fund	492,535	211,507	281,028	638,204	158,344	479,860
T. Rowe Price
Blue Chip Growth Portfolio	795,020	478,525	316,495	807,538	335,936	471,602
Health Sciences Portfolio	459,045	323,802	135,243	580,079	215,075	365,004
John Hancock Variable Insurance Trust
Financial Industries Portfolio	146,836	149,191	(2,355)	194,711	37,335	157,376
Fundamental All Cap Core Portfolio	3,759	19,088	(15,329)	100,497	79,064	21,433
Select Bond Portfolio	485	5,534	(5,049)	21,418	12,302	9,116
Strategic Income Opportunities Portfolio	22,712	35,923	(13,211)	44,558	6,799	37,759
Federated Hermes
High Income Bond Portfolio	116,280	61,826	54,454	231,953	165,781	66,172
Kaufmann Portfolio	196,270	83,245	113,025	287,076	153,981	133,095
Managed Volatility Portfolio	6,590	8,154	(1,564)	32,687	1,734	30,953
Principal Variable Contracts
Blue Chip Fund	70,548	28,625	41,923	8,870	1,484	7,386
Equity Income Fund	38,222	19,664	18,558	16,606	4,118	12,488
Diversified Balance Fund	40,855	7,955	32,900	38,526	8,537	29,989
Diversified Growth Fund	345	2,850	(2,505)	24,924	—	24,924
Diversified Income Fund	3,024	72,289	(69,265)	78,398	2,918	75,480

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2022	914,790	$7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%
2018	1,066,545	8.11 to 13.42	$11,296,135	0.96%	0.95% to 1.55%	-1.27% to 0.69%

High Income Portfolio
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%
2018	273,526	9.72 to 24.69	$4,109,077	13.31%	0.95% to 1.55%	-5.74% to -4.54%

Equity-Income Portfolio
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%
2018	245,323	13.81 to 48.02	$6,570,148	2.14%	0.95% to 1.55%	-11.17% to -9.41%

Growth Portfolio
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%
2018	150,717	21.32 to 56.30	$6,756,009	0.22%	0.95% to 1.55%	-2.86% to -1.38%

Overseas Portfolio
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%
2018	341,634	10.68 to 23.82	$5,760,737	1.32%	0.95% to 1.55%	-17.50% to -15.86%

Mid Cap Portfolio
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%
2018	729,226	9.43 to 36.82	$12,880,026	0.46%	0.95% to 1.55%	-17.10% to -15.58%

Asset Manager Portfolio
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%
2018	44,236	14.96 to 30.37	$988,568	1.63%	0.95% to 1.55%	-7.77% to -6.51%

Investment Grade Bond Portfolio
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%
2018	185,377	11.05 to 24.21	$3,319,039	2.21%	0.95% to 1.55%	-3.64% to -1.73%

Index 500 Portfolio
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%
2018	484,759	17.69 to 60.29	$15,222,800	1.65%	0.95% to 1.55%	-7.47% to -5.64%

Contrafund Portfolio
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%
2018	1,152,445	10.17 to 66.72	$26,061,685	0.53%	0.95% to 1.55%	-8.91% to -7.53%

Asset Manager: Growth Portfolio
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%
2018	26,726	14.89 to 31.25	$692,215	1.46%	0.95% to 1.55%	-9.99% to -8.76%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Balanced Portfolio
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%
2018	102,737	16.98 to 27.42	$2,415,987	1.38%	0.95% to 1.55%	-6.77% to -5.35%

Growth & Income Portfolio
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%
2018	49,486	16.68 to 31.19	$1,369,397	0.32%	0.95% to 1.55%	-11.67% to -10.06%

Growth Opportunities Portfolio
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%
2018	69,787	25.67 to 33.09	$2,202,365	0.12%	0.95% to 1.55%	9.76% to 11.14%

Value Strategies Portfolio
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%
2018	227,861	8.97 to 19.81	$3,481,341	0.72%	0.95% to 1.55%	-19.51% to -18.28%

Strategic Income Portfolio
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%
2018	839,972	9.89 to 11.23	$9,340,409	3.87%	1.15% to 1.35%	-4.13% to -3.94%

Emerging Markets Portfolio
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%
2018	292,843	9.95 to 10.82	$3,145,115	0.57%	1.15% to 1.35%	-19.27% to -19.10%

Real Estate Portfolio
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%
2018	972,515	9.43 to 14.29	$13,743,142	2.65%	1.15% to 1.35%	-7.72% to -7.53%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 50% Portfolio
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%
2018	263,215	10.00 to 12.64	$3,305,990	1.55%	1.15% to 1.35%	-6.65% to -6.46%

Funds Manager 70% Portfolio
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%
2018	160,732	9.98 to 13.83	$2,187,534	0.96%	1.15% to 1.35%	-8.92% to -8.74%

Funds Manager 85% Portfolio
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%
2018	64,190	10.01 to 14.84	$881,870	0.66%	1.15% to 1.35%	-10.31% to -10.13%

Government Money Market Portfolio Service Class 2
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%
2018	274,293	9.29 to 9.37	$2,550,426	1.29%	1.15% to 1.35%	0.03% to 0.23%

International Capital Appreciation Portfolio
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

American Century Variable
Portfolios, Inc.
Balanced Fund
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%
2018	60,186	16.21 to 25.87	$1,243,684	1.46%	0.95% to 1.55%	-6.45% to -4.74%

Capital Appreciation Fund
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%
2018	43,725	27.77 to 41.02	$1,560,985	0.00%	0.95% to 1.55%	-7.50% to -6.10%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Fund
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%
2018	172,262	8.69 to 19.40	$2,900,218	1.26%	0.95% to 1.90%	-18.35% to -16.10%

Value Fund
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%
2018	3,065,660	9.54 to 37.77	$49,039,862	1.62%	0.95% to 1.55%	-11.89% to -10.14%

Disciplined Core Value Fund
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%
2018	73,390	12.96 to 24.04	$1,478,926	1.66%	0.95% to 1.90%	-10.58% to -8.08%

Inflation Protection Fund
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%
2018	512,725	8.98 to 13.15	$5,679,743	2.82%	0.95% to 1.55%	-5.61% to -3.74%

Large Company Value Fund
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%
2018	28,298	12.36 to 17.71	$431,595	1.79%	0.95% to 1.90%	-11.36% to -9.06%

Mid Cap Value Fund
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%
2018	1,196,299	9.21 to 26.68	$20,178,339	1.36%	0.95% to 1.90%	-16.14% to -13.79%

Ultra Fund
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%
2018	219,402	11.48 to 23.98	$4,360,242	0.11%	0.95% to 1.90%	-2.74% to -0.36%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
MFS Variable Insurance Trust
Research Series
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%
2018	21,621	20.36 to 28.50	$544,784	0.67%	0.95% to 1.40%	-6.95% to -5.53%

Growth Series
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%
2018	50,585	26.22 to 36.60	$1,590,189	0.06%	0.95% to 1.40%	-0.08% to 1.44%

Investors Trust Series
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%
2018	10,751	20.44 to 24.62	$247,965	0.82%	0.95% to 1.40%	-7.63% to -6.60%

New Discovery Series
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%
2018	161,830	11.06 to 48.07	$3,381,752	0.00%	0.95% to 1.40%	-4.11% to -2.65%

Corporate Bond Portfolio
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%
2018	285,257	9.83 to 10.68	$3,009,012	3.62%	1.15% to 1.35%	-4.61% to -4.42%

Emerging Markets Equity Portfolio
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%
2018	279,063	9.54 to 9.99	$2,677,402	0.12%	1.15% to 1.35%	-15.29% to -15.12%

Technology Portfolio
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%
2018	143,958	11.67 to 22.75	$3,062,555	0.00%	1.15% to 1.35%	0.15% to 0.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Tactical Allocation Portfolio
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%
2018	86,446	9.87 to 11.94	$1,019,727	0.50%	1.15% to 1.35%	-6.09% to -5.90%

International Intrinsic Value Portfolio
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%
2018	711,952	10.12 to 16.32	$11,345,060	0.97%	1.15% to 1.35%	-10.94% to -10.76%

Utilities Series Portfolio
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%
2018	545,782	10.57 to 14.84	$8,005,693	0.84%	1.15% to 1.35%	-0.55% to -0.35%

Blended Research Core Equity Portfolio
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%
2018	188,802	10.18 to 11.15	$2,091,274	1.28%	1.15% to 1.35%	-9.23% to -9.05%

Global Real Estate Portfolio
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%
2018	62,205	17.24 to 26.77	$1,418,592	1.33%	0.95% to 1.40%	-9.93% to -9.02%

Mid-Cap Stock Portfolio
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%
2018	84,952	14.06 to 34.54	$2,017,140	0.65%	0.95% to 1.40%	-17.19% to -15.85%

International Opportunities Portfolio
2019	—	-	$0	1.92%	0.95% to 1.40%	n/a
2018	250,017	12.82 to 26.60	$5,854,396	0.88%	0.95% to 1.40%	-25.86% to -24.39%

Bond-Debenture Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%
2018	1,462,361	9.89 to 12.38	$17,841,186	4.53%	1.15% to 1.35%	-5.31% to -5.12%

Fundamental Equity Portfolio
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%
2018	97,268	9.94 to 15.77	$1,512,416	1.65%	1.15% to 1.35%	-9.39% to -9.21%

Developing Growth Portfolio
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%
2018	146,497	12.12 to 17.53	$2,539,423	0.00%	1.15% to 1.35%	3.47% to 3.68%

Short Duration Income Portfolio
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%
2018	1,661,011	10.01 to 10.22	$16,864,578	3.99%	1.15% to 1.35%	-0.21% to -0.01%

Alger Fund
LargeCap Growth Portfolio
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%
2018	271,640	14.68 to 27.47	$5,649,133	0.00%	0.95% to 1.40%	-0.73% to 1.24%

MidCap Growth Portfolio
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%
2018	164,109	14.29 to 26.02	$3,315,112	0.00%	0.95% to 1.40%	-10.11% to -8.33%

Capital Appreciation Portfolio
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%
2018	112,131	20.58 to 43.03	$3,107,490	0.09%	0.95% to 1.40%	-2.62% to -1.14%

SmallCap Growth Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%
2018	32,143	16.78 to 33.86	$640,494	0.00%	1.30% to 1.90%	-0.98% to 0.47%

Capital Appreciation Portfolio Class S
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%
2018	1,767,628	11.12 to 20.30	$35,116,472	0.00%	1.15% to 1.35%	-1.71% to -1.51%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%
2018	122,026	14.71 to 24.73	$1,951,529	0.67%	0.95% to 1.40%	-6.52% to -5.34%

S&P 500 Index Portfolio
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%
2018	64,136	17.82 to 26.58	$1,335,229	2.03%	0.95% to 1.40%	-6.68% to -5.64%

SRI Balanced Portfolio
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%
2018	26,401	9.69 to 9.70	$256,115	3.16%	0.95% to 1.40%	-3.09% to -2.96%

Invesco Variable Insurance Funds
Technology Fund
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%
2018	39,479	18.84 to 28.96	$887,568	0.00%	0.95% to 1.40%	-2.88% to -1.40%

Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%
2018	34,530	18.43 to 27.38	$856,720	1.74%	0.95% to 1.40%	-13.43% to -11.85%

Diversified Dividend Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%
2018	66,707	8.45 to 11.46	$716,583	2.86%	0.95% to 1.40%	-10.10% to -8.45%

Health Care Fund
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%
2018	60,632	20.96 to 25.80	$1,474,378	0.00%	0.95% to 1.40%	-1.55% to -0.05%

Global Real Estate Fund
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%
2018	15,834	9.71 to 12.52	$168,990	3.32%	1.30% to 1.90%	-9.62% to -7.78%

International Equity Fund
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%
2018	13,975	9.60 to 12.13	$153,261	1.32%	1.30% to 1.90%	-18.06% to -16.52%

Main Street Mid Cap Fund
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%
2018	16,124	12.03 to 15.02	$220,938	0.12%	1.30% to 1.90%	-14.53% to -13.01%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%
2018	134,424	9.92 to 10.34	$1,381,911	3.07%	1.15% to 1.35%	-2.64% to -2.45%

Discovery Mid Cap Growth Fund
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%
2018	93,983	10.61 to 13.08	$1,200,322	0.00%	1.15% to 1.35%	-7.57% to -7.38%

Global Multi-Alternatives Fund
2019	—	-	$0	1.96%	1.15% to 1.35%	n/a
2018	9,705	8.91 to 8.99	$87,065	0.68%	1.15% to 1.35%	-4.61% to -4.42%

Global Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%
2018	331,573	10.01 to 11.44	$3,736,216	0.82%	1.15% to 1.35%	-14.56% to -14.39%

Main Street Fund
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%
2018	441,279	8.94 to 12.12	$5,103,092	0.94%	1.15% to 1.35%	-9.34% to -9.15%

Main Street Small Cap Fund
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%
2018	311,009	9.38 to 11.73	$3,567,016	0.07%	1.15% to 1.35%	-11.75% to -11.57%

Balanced-Risk Allocation Fund
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Portfolio
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%
2018	32,582	13.04 to 16.69	$485,152	1.79%	1.30% to 1.90%	-16.46% to -14.80%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%
2018	4,958	9.02 to 10.77	$48,247	0.00%	1.30% to 1.90%	-21.79% to -20.68%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
American Value Fund
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%
2018	9,272	13.01 to 16.56	$136,422	0.17%	1.30% to 1.90%	-15.92% to -14.30%

J.P. Morgan Series Trust II
Core Bond Portfolio
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%
2018	271,366	8.67 to 12.87	$3,189,953	2.23%	0.95% to 1.40%	-2.83% to -0.90%

Small Cap Core Portfolio
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%
2018	71,677	16.21 to 30.71	$1,781,995	0.41%	0.95% to 1.40%	-14.46% to -12.77%

Rydex Variable Trust
Nova Fund
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%
2018	29,327	19.77 to 29.96	$701,253	0.17%	0.95% to 1.40%	-12.51% to -11.17%

NASDAQ-100 Fund
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%
2018	29,953	26.72 to 40.97	$1,057,358	0.00%	0.95% to 1.40%	-4.20% to -2.74%

U.S. Government Money Market Fund
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%
2018	47,621	7.55 to 9.61	$445,354	0.38%	0.95% to 1.45%	-1.81% to -0.37%

Inverse S&P 500 Strategy Fund
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%
2018	34,070	1.35 to 2.14	$57,051	0.00%	0.95% to 1.40%	1.74% to 2.98%

Inverse NASDAQ-100 Strategy Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%
2018	69,153	0.62 to 0.80	$49,606	0.00%	0.95% to 1.40%	-3.98% to -3.01%

Inverse Government Long Bond Strategy Fund
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%
2018	14,239	2.47 to 2.97	$36,479	0.00%	0.95% to 1.40%	1.86% to 2.89%

Government Long Bond 1.2x Strategy
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%
2018	9,266	13.96 to 17.22	$155,464	1.46%	0.95% to 1.40%	-7.65% to -6.25%

Rydex Variable Insurance Funds
Biotechnology Fund
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%
2018	299,204	9.90 to 18.56	$5,377,373	0.00%	1.15% to 1.35%	-10.67% to -10.49%

S&P 500 Pure Growth Fund
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%
2018	197,441	10.50 to 18.26	$3,449,466	0.00%	1.15% to 1.35%	-6.91% to -6.72%

S&P MidCap 400 Pure Growth Fund
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%
2018	109,541	9.21 to 13.05	$1,402,480	0.00%	1.15% to 1.35%	-15.98% to -15.81%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%
2018	51,940	11.14 to 15.48	$617,103	0.00%	0.95% to 1.40%	-14.89% to -13.94%

Multi-Hedge Strategies Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%
2018	230,108	9.57 to 9.88	$2,257,538	0.00%	1.15% to 1.35%	-6.35% to -6.17%

Global Managed Futures Strategy Fund
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%
2018	48,572	8.00 to 9.42	$392,483	0.00%	1.15% to 1.35%	-10.25% to -10.07%

Small Cap Value Fund
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%
2018	173,902	8.83 to 13.74	$2,355,101	0.39%	1.15% to 1.35%	-13.84% to -13.67%

ProFunds VP
Profund Access VP High Yield Fund
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%
2018	17,028	13.29 to 17.57	$258,731	3.85%	1.30% to 1.90%	-4.15% to -2.00%

Asia 30
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%
2018	5,843	9.21 to 11.43	$60,652	0.40%	1.30% to 1.90%	-21.22% to -19.86%

Banks
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%
2018	8,064	4.69 to 5.82	$43,616	0.25%	1.30% to 1.90%	-20.82% to -19.45%

Basic Materials
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%
2018	3,831	10.23 to 12.86	$42,888	0.26%	1.30% to 1.90%	-20.19% to -18.73%

Bear

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%
2018	45,604	1.78 to 2.11	$87,088	0.00%	1.30% to 1.90%	0.71% to 2.09%

Biotechnology
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%
2018	11,943	23.63 to 30.07	$321,578	0.00%	1.30% to 1.90%	-10.02% to -8.28%

Bull
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%
2018	46,205	12.73 to 16.82	$687,801	0.00%	1.30% to 1.90%	-9.39% to -7.37%

Consumer Goods
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%
2018	4,698	14.39 to 18.77	$76,661	1.13%	1.30% to 1.90%	-17.67% to -15.91%

Consumer Services
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%
2018	5,810	18.21 to 23.31	$123,818	0.00%	1.30% to 1.90%	-2.96% to -1.04%

Dow 30
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%
2018	9,844	13.77 to 16.86	$151,386	0.00%	1.30% to 1.90%	-8.73% to -7.25%

Emerging Markets
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%
2018	13,062	4.88 to 6.23	$71,589	0.23%	1.30% to 1.90%	-18.20% to -16.37%

Europe 30

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%
2018	8,552	7.26 to 9.06	$70,156	2.59%	1.30% to 1.90%	-16.72% to -15.24%

Falling U.S. Dollar
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%
2018	6,270	5.18 to 5.56	$32,846	0.00%	1.30% to 1.90%	-8.54% to -7.94%

Financials
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%
2018	5,940	6.97 to 8.87	$49,249	0.32%	1.30% to 1.90%	-13.57% to -11.90%

Health Care
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%
2018	22,223	19.61 to 25.92	$490,365	0.00%	1.30% to 1.90%	0.82% to 3.08%

Industrials
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%
2018	7,119	13.21 to 16.91	$110,012	0.10%	1.30% to 1.90%	-15.87% to -14.20%

International
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%
2018	7,334	5.35 to 6.76	$44,929	0.00%	1.30% to 1.90%	-18.59% to -16.85%

Internet
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%
2018	11,806	29.34 to 37.10	$385,249	0.00%	1.30% to 1.90%	1.30% to 3.21%

Japan

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%
2018	6,367	6.48 to 8.04	$47,826	0.00%	1.30% to 1.90%	-14.48% to -13.00%

Large-Cap Growth
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%
2018	39,419	16.06 to 21.23	$740,051	0.00%	1.30% to 1.90%	-5.16% to -3.13%

Large-Cap Value
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%
2018	36,522	10.36 to 12.94	$439,372	0.75%	1.30% to 1.90%	-13.72% to -12.19%

Mid-Cap
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%
2018	206,531	11.86 to 15.31	$2,630,056	0.00%	1.30% to 1.90%	-15.96% to -13.99%

Mid-Cap Growth
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%
2018	16,703	14.14 to 17.87	$276,021	0.00%	1.30% to 1.90%	-14.94% to -13.34%

Mid-Cap Value
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%
2018	8,452	11.81 to 14.75	$114,532	0.07%	1.30% to 1.90%	-16.29% to -14.80%

Government Money Market
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%
2018	676,635	6.84 to 9.16	$5,522,693	0.35%	1.30% to 1.90%	-3.15% to -0.89%

Oil & Gas

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%
2018	58,634	6.52 to 8.35	$410,449	1.79%	1.30% to 1.90%	-22.98% to -21.46%

NASDAQ-100
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%
2018	27,531	21.63 to 28.23	$685,118	0.00%	1.30% to 1.90%	-5.26% to -3.24%

Pharmaceuticals
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%
2018	6,910	14.75 to 18.41	$112,035	1.24%	1.30% to 1.90%	-9.35% to -7.74%

Precious Metals
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%
2018	197,469	2.66 to 3.41	$580,199	0.00%	1.30% to 1.90%	-16.46% to -14.81%

Real Estate
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%
2018	21,408	9.64 to 12.43	$233,780	1.59%	1.30% to 1.90%	-9.01% to -7.16%

Rising Rates Opportunity
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%
2018	57,355	1.59 to 1.98	$106,509	0.00%	1.30% to 1.90%	0.56% to 2.34%

Semiconductor
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%
2018	2,207	14.66 to 17.84	$33,289	0.00%	1.30% to 1.90%	-13.29% to -11.93%

Short Dow 30

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%
2018	2,480	1.37 to 1.50	$3,664	0.00%	1.30% to 1.90%	-0.78% to -0.08%

Short Emerging Markets
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	-	$0	0.00%	1.30% to 1.90%	n/a
2020	—	-	$0	0.00%	1.30% to 1.90%	n/a
2019	—	-	$0	0.00%	1.30% to 1.90%	n/a
2018	—	-	$0	0.00%	1.30% to 1.90%	n/a

Short International
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%
2018	5,641	3.43 to 3.53	$19,689	0.00%	1.30% to 1.90%	12.44% to 12.72%

Short Mid-Cap
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%
2018	2,479	1.49 to 1.63	$3,990	0.00%	1.30% to 1.90%	7.57% to 8.33%

Short NASDAQ-100
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%
2018	418	0.97 to 0.97	$405	0.00%	1.30% to 1.90%	-5.87% to -5.87%

Short Small-Cap
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%
2018	13,785	1.41 to 1.52	$20,735	0.00%	1.30% to 1.90%	7.01% to 7.65%

Small-Cap
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%
2018	16,916	10.87 to 14.37	$209,307	0.00%	1.30% to 1.90%	-15.91% to -14.03%

Small-Cap Growth

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%
2018	14,904	14.60 to 19.30	$257,385	0.00%	1.30% to 1.90%	-9.01% to -6.97%

Small-Cap Value
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%
2018	6,805	11.52 to 14.94	$86,612	0.00%	1.30% to 1.90%	-17.06% to -15.33%

Technology
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%
2018	7,166	18.48 to 23.66	$152,767	0.00%	1.30% to 1.90%	-5.77% to -3.90%

Telecommunications
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%
2018	1,242	10.37 to 11.78	$13,550	4.17%	1.30% to 1.90%	-17.34% to -16.50%

U.S. Government Plus
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%
2018	16,856	13.38 to 17.91	$257,704	0.87%	1.30% to 1.90%	-8.79% to -6.65%

UltraBull
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%
2018	26,981	14.49 to 19.64	$466,571	0.00%	1.30% to 1.90%	-18.60% to -16.60%

UltraMid-Cap
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%
2018	40,750	14.07 to 18.48	$610,133	0.00%	1.30% to 1.90%	-29.27% to -27.72%

UltraNASDAQ-100

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%
2018	7,541	41.42 to 54.41	$346,340	0.00%	1.30% to 1.90%	-12.72% to -10.81%

UltraShort Dow30
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%
2018	10,185	0.30 to 0.32	$3,200	0.00%	1.30% to 1.90%	-2.44% to -1.85%

UltraShort NASDAQ-100
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%
2018	35,891	0.12 to 0.13	$4,703	0.00%	1.30% to 1.90%	-14.65% to -14.09%

UltraSmall-Cap
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%
2018	14,154	8.85 to 10.98	$137,118	0.00%	1.30% to 1.90%	-29.63% to -28.41%

Utilities
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%
2018	4,562	15.33 to 18.77	$78,896	1.58%	1.30% to 1.90%	-0.42% to 1.19%

VanEck Worldwide Insurance Trust
Global Resources Fund
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%
2018	466,099	5.16 to 22.80	$5,266,523	0.00%	0.95% to 1.90%	-30.90% to -28.96%

Emerging Markets Fund
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%
2018	42,600	18.01 to 37.46	$1,457,114	0.29%	0.95% to 1.40%	-25.58% to -24.21%

Emerging Markets Bond Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%
2018	33,821	10.46 to 15.96	$492,835	9.63%	0.95% to 1.40%	-8.05% to -7.03%

Janus Henderson Series
Global Technology and Innovation Portfolio
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%
2018	147,288	11.96 to 24.44	$3,437,928	0.00%	1.15% to 1.35%	-0.45% to -0.25%

Overseas Portfolio
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%
2018	49,258	7.93 to 9.50	$395,000	1.75%	1.15% to 1.35%	-16.28% to -16.11%

Research Portfolio
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%
2018	25,399	18.25 to 18.41	$464,875	0.37%	1.15% to 1.35%	-4.15% to -3.96%

Enterprise Services Portfolio
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%
2018	995,432	11.29 to 16.93	$16,238,499	0.12%	1.15% to 1.35%	-2.00% to -1.81%

Global Research Portfolio
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%
2018	44,852	10.36 to 15.43	$683,618	1.07%	1.15% to 1.35%	-8.34% to -8.15%

Mid Cap Value Portfolio
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%
2018	186,003	9.28 to 14.22	$2,579,014	0.98%	1.15% to 1.35%	-14.98% to -14.81%

Balanced Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%
2018	1,603,935	10.94 to 15.54	$24,628,415	1.86%	1.15% to 1.35%	-0.92% to -0.72%

Flexible Bond Portfolio
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%
2018	506,125	9.84 to 10.56	$5,303,727	2.42%	1.15% to 1.35%	-2.62% to -2.42%

GI Unconstrained Bond Portfolio
2019	—	-	$0	1.29%	1.15% to 1.35%	n/a
2018	98,954	9.51 to 9.58	$942,017	2.55%	1.15% to 1.35%	-5.06% to -4.87%

PIMCO Variable Insurance Trust
Total Return Portfolio
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%
2018	4,035,547	9.99 to 17.20	$47,287,227	2.56%	0.95% to 1.90%	-4.12% to -1.49%

Low Duration Portfolio
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%
2018	2,488,388	9.33 to 13.19	$24,682,261	1.84%	0.95% to 1.90%	-3.23% to -0.62%

High Yield Portfolio
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%
2018	502,674	9.82 to 22.14	$7,294,631	5.04%	0.95% to 1.90%	-6.32% to -3.59%

Real Return Portfolio
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%
2018	2,133,195	9.33 to 15.83	$20,301,950	2.42%	0.95% to 1.90%	-5.69% to -3.14%

All Asset Portfolio
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%
2018	414,975	9.97 to 14.82	$4,586,867	3.10%	0.95% to 1.90%	-8.72% to -6.53%

Global Managed Asset Allocation Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%
2018	44,146	9.98 to 10.07	$440,541	1.60%	1.15% to 1.35%	-6.88% to -6.70%

Short-Term Portfolio
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%
2018	4,694,571	10.05 to 10.13	$47,247,593	2.03%	1.15% to 1.35%	0.06% to 0.26%

Emerging Markets Bond Portfolio
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%
2018	141,815	9.67 to 11.23	$1,578,041	4.10%	1.15% to 1.35%	-6.11% to -5.92%

Global Bond Opportunities Portfolio
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%
2018	36,457	9.34 to 9.43	$341,868	6.30%	1.15% to 1.35%	-5.58% to -5.39%

Commodity Real Return Strategy Portfolio
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%
2018	1,120,120	4.58 to 8.85	$5,142,150	2.05%	1.15% to 1.35%	-15.36% to -15.19%

International Bond (USD-Hedged) Portfolio
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%
2018	144,408	10.18 to 10.74	$1,539,607	1.36%	1.15% to 1.35%	0.64% to 0.85%

Dynamic Bond Adv Portfolio
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%
2018	208,485	10.13 to 10.38	$2,152,016	2.73%	1.15% to 1.35%	-0.43% to -0.23%

Income Advisor Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%
2018	2,421,596	10.01 to 10.04	$24,253,965	3.50%	1.15% to 1.35%	-1.07% to -0.87%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%
2018	89,966	12.19 to 19.65	$1,611,852	0.53%	0.95% to 1.90%	-11.78% to -9.49%

Large Cap Value Fund
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%
2018	35,668	14.87 to 17.60	$601,559	2.12%	0.95% to 1.40%	-10.32% to -9.33%

Mid Cap Value Fund
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%
2018	133,703	15.09 to 21.59	$2,714,840	1.26%	0.95% to 1.40%	-13.03% to -11.31%

Mid-Cap Growth Portfolio
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%
2018	24,771	21.35 to 26.34	$608,374	0.00%	0.95% to 1.40%	-8.83% to -7.45%

AMT Mid Cap Intrinsic Value Portfolio
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%
2018	11,106	15.79 to 20.26	$208,610	1.01%	0.95% to 1.40%	-17.34% to -16.08%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%
2018	16,514	14.37 to 18.76	$278,795	0.91%	1.30% to 1.90%	-10.50% to -8.59%

International Value Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%
2018	4,363	6.38 to 7.96	$33,455	1.86%	1.30% to 1.90%	-19.74% to -18.31%

Sustainable U.S. Equity Portfolio
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%
2018	1,747	15.44 to 18.21	$29,142	1.60%	1.30% to 1.90%	-7.52% to -6.30%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%
2018	7,856	11.78 to 15.67	$104,046	3.87%	1.30% to 1.90%	-10.31% to -8.25%

Emerging Markets Equity Portfolio
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%
2018	31,845	8.67 to 11.10	$318,320	0.37%	1.30% to 1.90%	-20.37% to -18.79%

Discovery Portfolio
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%
2018	7,254	16.98 to 19.28	$134,709	0.00%	1.30% to 1.90%	7.13% to 8.22%

U.S. Real Estate Portfolio
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%
2018	11,829	11.27 to 14.52	$148,599	2.48%	1.30% to 1.90%	-11.20% to -9.39%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%
2018	113,843	9.53 to 9.63	$1,086,635	2.12%	1.15% to 1.35%	-4.62% to -4.42%

Power Dividend Index Fund
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%
2018	1,438,919	9.69 to 9.72	$13,943,760	1.90%	1.15% to 1.35%	-9.29% to -9.00%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
AB Variable Products Series
Real Estate Investment Portfolio
2019	—	-	$0	2.22%	1.15% to 1.35%	n/a
2018	140,571	13.69 to 13.81	$1,929,587	1.86%	1.15% to 1.35%	-5.74% to -5.55%

Dynamic Asset Allocation Portfolio
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%
2018	77,253	9.81 to 11.91	$909,782	1.47%	1.15% to 1.35%	-8.60% to -8.41%

Small Cap Growth Portfolio
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%
2018	2,519	17.80 to 17.96	$44,952	0.00%	1.15% to 1.35%	-2.44% to -2.24%

Small Mid Cap Value Portfolio
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%
2018	133,736	9.21 to 16.51	$2,119,867	0.28%	1.15% to 1.35%	-16.44% to -16.27%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%
2018	211,050	9.82 to 15.68	$3,248,128	1.62%	1.15% to 1.35%	-9.35% to -9.17%

Capital Appreciation Fund
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%
2018	45,391	19.45 to 19.62	$888,609	0.00%	1.15% to 1.35%	0.75% to 0.95%

Equity Dividend Fund
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%
2018	715,081	10.18 to 16.32	$11,414,294	1.86%	1.15% to 1.35%	-8.66% to -8.48%

Global Allocation Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%
2018	1,214,224	9.72 to 11.79	$14,193,918	0.87%	1.15% to 1.35%	-8.83% to -8.64%

Advantage Large Cap Core Fund
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%
2018	43,101	17.43 to 17.59	$754,291	1.30%	1.15% to 1.35%	-6.78% to -6.60%

Large Cap Focus Growth Fund
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%
2018	211,066	8.76 to 20.72	$3,549,201	0.00%	1.15% to 1.35%	1.38% to 1.59%

iShares Alternatives Strategies Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

60/40 Target Allocation ETF Fund
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%
2018	108,656	10.12 to 10.42	$1,124,633	1.02%	1.15% to 1.35%	-6.46% to -6.27%

iShares Dynamic Fixed Income Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

iShares Equity Appreciation Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

Total Return Portfolio
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%
2018	4,618	10.05 to 10.05	$46,347	0.52%	1.15% to 1.35%	0.48% to 0.48%

S&P 500 Portfolio
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%
2018	46,953	9.04 to 9.04	$424,266	1.82%	1.15% to 1.35%	-9.64% to -9.64%

Columbia Variable Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Contrarian Core 2 Portfolio
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%
2018	228,249	9.97 to 14.20	$3,121,580	0.00%	1.15% to 1.35%	-10.37% to -10.19%

Dividend Opportunity Portfolio
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%
2018	241,546	10.15 to 12.91	$3,096,000	0.00%	1.15% to 1.35%	-7.27% to -7.09%

Emerging Markets Bond Portfolio
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%
2018	706,375	9.52 to 10.76	$7,541,962	4.27%	1.15% to 1.35%	-8.63% to -8.45%

High Yield Portfolio
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%
2018	350,795	11.11 to 11.21	$3,905,408	5.58%	1.15% to 1.35%	-5.29% to -5.10%

Select Large-Cap Value Portfolio
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%
2018	94,934	9.65 to 9.68	$916,799	0.00%	1.15% to 1.35%	-13.63% to -13.46%

Seligman Global Tech Portfolio
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%
2018	103,362	9.77 to 9.80	$1,010,282	0.00%	1.15% to 1.35%	-9.68% to -9.50%

US Government Mortgage Portfolio
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%
2018	13,347	9.98 to 10.01	$133,229	3.71%	1.15% to 1.35%	0.23% to 0.43%

Strategic Income Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Emerging Markets Portfolio
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%
2018	997,493	9.03 to 17.70	$17,052,810	1.55%	1.15% to 1.35%	-6.22% to -6.03%

Small Cap Index Portfolio
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%
2018	206,848	9.52 to 15.76	$3,215,472	0.70%	1.15% to 1.35%	-12.62% to -12.44%

Alternative Asset Allocation Portfolio
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%
2018	180,996	9.38 to 9.47	$1,702,929	1.93%	1.15% to 1.35%	-10.57% to -10.39%

Global Small Cap Growth Portfolio
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%
2018	27,251	11.69 to 11.80	$319,339	0.00%	1.15% to 1.35%	-21.81% to -21.65%

Small Mid Cap Value Portfolio
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%
2018	357,713	8.78 to 13.87	$4,793,463	1.06%	1.15% to 1.35%	-17.45% to -17.29%

CROCI US Portfolio
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%
2018	19,556	12.94 to 13.06	$253,619	2.31%	1.15% to 1.35%	-11.91% to -11.74%

High Income Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%
2018	2,114,685	9.98 to 11.24	$23,552,140	3.82%	1.15% to 1.35%	-1.42% to -1.22%

Delaware Variable Insurance Portfolios
Total Return Portfolio
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%
2018	27,433	11.25 to 11.35	$308,840	0.00%	1.15% to 1.35%	-8.90% to -8.72%

International Portfolio
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%
2018	102,830	11.21 to 11.31	$1,155,473	0.76%	1.15% to 1.35%	-13.34% to -13.17%

Opportunity Portfolio
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%
2018	1,000,414	9.25 to 10.52	$10,459,941	0.57%	1.15% to 1.35%	-16.52% to -16.36%

Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%
2018	11,254	9.30 to 9.33	$104,813	0.92%	1.15% to 1.35%	-11.20% to -11.02%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%
2018	432,164	9.21 to 14.61	$6,165,205	2.55%	1.15% to 1.35%	-10.29% to -10.11%

Income Fund
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%
2018	1,573,866	9.94 to 12.51	$19,446,807	5.00%	1.15% to 1.35%	-5.59% to -5.40%

Global Bond Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%
2018	2,817,880	9.78 to 10.50	$29,381,151	0.00%	1.15% to 1.35%	0.56% to 0.77%

Foreign Fund
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%
2018	3,118,506	9.01 to 10.59	$32,674,138	2.79%	1.15% to 1.35%	-16.58% to -16.41%

Developing Markets Fund
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%
2018	379,649	9.23 to 9.94	$3,508,427	0.90%	1.15% to 1.35%	-16.93% to -16.76%

Mutual Global Discovery Fund
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%
2018	480,829	9.00 to 13.19	$6,229,211	2.51%	1.15% to 1.35%	-12.42% to -12.24%

Rising Dividends Fund
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%
2018	957,635	10.49 to 17.76	$16,561,268	1.25%	1.15% to 1.35%	-6.35% to -6.17%

DynaTech 2 Fund
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%
2018	36,407	11.59 to 11.70	$422,692	1.61%	1.15% to 1.35%	-8.50% to -8.32%

Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%
2018	372,092	10.27 to 11.42	$4,214,265	1.81%	1.15% to 1.35%	-6.71% to -6.53%

Balanced Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%
2018	514,254	10.04 to 13.49	$6,889,458	1.73%	1.15% to 1.35%	-4.54% to -4.35%

Global Value Equity Portfolio
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%
2018	74,837	14.42 to 14.55	$1,082,235	1.68%	1.15% to 1.35%	-12.87% to -12.69%

Energy Portfolio
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%
2018	190,088	5.66 to 6.58	$1,082,284	0.00%	1.15% to 1.35%	-35.03% to -34.90%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%
2018	95,333	9.99 to 10.35	$981,104	2.91%	1.15% to 1.35%	-1.52% to -1.32%

Natural Resources Portfolio
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%
2018	105,251	5.82 to 8.24	$615,557	0.35%	1.15% to 1.35%	-24.27% to -24.11%

Growth Portfolio
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%
2018	124,310	11.57 to 20.79	$2,540,547	0.04%	1.15% to 1.35%	0.90% to 1.11%

High Income Portfolio
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%
2018	1,130,464	9.89 to 11.31	$12,671,462	6.74%	1.15% to 1.35%	-3.43% to -3.24%

International Core Equity Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%
2018	531,206	8.95 to 12.01	$6,287,420	1.66%	1.15% to 1.35%	-18.92% to -18.76%

Global Growth Portfolio
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%
2018	45,540	10.36 to 13.80	$619,413	0.50%	1.15% to 1.35%	-7.53% to -7.35%

Mid Cap Growth Portfolio
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%
2018	317,576	11.37 to 16.59	$5,076,728	0.00%	1.15% to 1.35%	-1.41% to -1.21%

Science and Technology Portfolio
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%
2018	352,721	10.75 to 19.99	$6,792,018	0.00%	1.15% to 1.35%	-6.51% to -6.32%

Small Cap Growth Portfolio
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%
2018	288,571	10.67 to 15.11	$4,274,134	0.35%	1.15% to 1.35%	-5.41% to -5.22%

SMID Cap Core Portfolio
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%
2018	586,335	9.61 to 17.34	$9,753,034	0.13%	1.15% to 1.35%	-11.69% to -11.52%

Lazard Retirement Series, Inc.
International Equity Portfolio
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%
2018	70,375	11.50 to 11.60	$809,568	1.71%	1.15% to 1.35%	-15.07% to -14.90%

Global Dynamic Multi Asset Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%
2018	113,874	10.26 to 13.25	$1,480,104	1.29%	1.15% to 1.35%	-7.83% to -7.64%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%
2018	62,143	9.72 to 12.02	$740,055	4.80%	1.15% to 1.35%	-5.46% to -5.27%

ClearBridge Variable Mid Cap Portfolio
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%
2018	466,070	9.21 to 15.43	$6,854,418	0.23%	1.15% to 1.35%	-13.98% to -13.80%

ClearBridge Variable Dividend Strategy Portfolio
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%
2018	658,506	10.46 to 16.38	$10,619,124	1.49%	1.15% to 1.35%	-6.28% to -6.09%

ClearBridge Variable Small Cap Growth Portfolio
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%
2018	185,364	11.61 to 18.15	$3,162,135	0.00%	1.15% to 1.35%	1.82% to 2.02%

ClearBridge Variable Aggressive Growth Portfolio
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%
2018	93,311	9.47 to 9.57	$887,811	0.53%	1.15% to 1.35%	-9.80% to -9.62%

Western Asset Variable Core Bond Plus Portfolio
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%
2018	5,466,343	9.87 to 10.19	$55,352,016	4.03%	1.15% to 1.35%	-3.95% to -3.76%

ClearBridge Variable Large Cap Growth Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%
2018	797,763	10.75 to 10.78	$8,584,085	0.20%	1.15% to 1.35%	-1.57% to -1.37%

Pioneer Variable Contracts Trust
Fund Portfolio
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%
2018	32,752	17.74 to 17.90	$582,979	0.81%	1.15% to 1.35%	-3.06% to -2.87%

Bond Portfolio
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%
2018	3,700,802	9.92 to 11.11	$40,731,920	3.08%	1.15% to 1.35%	-2.33% to -2.13%

Strategic Income Portfolio
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%
2018	1,079,709	9.86 to 11.19	$11,954,464	3.03%	1.15% to 1.35%	-3.26% to -3.06%

Equity Income Portfolio
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%
2018	614,602	9.98 to 17.45	$10,079,474	2.41%	1.15% to 1.35%	-10.00% to -9.82%

High Yield Portfolio
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%
2018	97,997	12.23 to 12.34	$1,201,429	4.50%	1.15% to 1.35%	-5.24% to -5.05%

Prudential Series Funds
PGIM Jennison Focused Blend Portfolio
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%
2018	17,915	16.16 to 16.16	$289,459	0.00%	1.15% to 1.35%	-6.99% to -6.99%

Natural Resources Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%
2018	102,833	4.90 to 8.70	$512,795	0.00%	1.15% to 1.35%	-19.52% to -19.36%

Mid-Cap Growth Portfolio
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%
2018	28,107	14.89 to 15.02	$419,675	0.00%	1.15% to 1.35%	-9.41% to -9.23%

Royce Capital Fund
Micro-Cap Portfolio
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%
2018	44,262	9.91 to 10.00	$439,782	0.00%	1.15% to 1.35%	-10.51% to -10.33%

Small Cap Portfolio
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%
2018	624,142	9.63 to 13.36	$8,283,097	0.32%	1.15% to 1.35%	-9.73% to -9.55%

Alps Fund
Alerian Energy Infrastructure Portfolio
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%
2018	242,372	6.35 to 7.80	$1,546,879	1.83%	1.15% to 1.35%	-20.05% to -19.89%

Red Rocks Global Opportunity Portfolio
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%
2018	114,555	9.58 to 10.39	$1,177,653	5.29%	1.15% to 1.35%	-13.71% to -13.54%

American Funds IS
Asset Allocation Fund
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%
2018	3,553,526	10.16 to 11.80	$41,272,047	1.66%	1.15% to 1.35%	-6.12% to -5.93%

Washington Mutual Investors Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%
2018	2,058,862	8.91 to 12.27	$24,755,085	2.09%	1.15% to 1.35%	-10.15% to -9.97%

Ultra-Short Bond Fund
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%
2018	1,173,610	9.41 to 9.92	$11,075,480	0.82%	1.15% to 1.35%	-0.23% to -0.02%

Capital Income Builder Fund
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%
2018	1,391,166	9.74 to 9.94	$13,739,071	2.72%	1.15% to 1.35%	-8.50% to -8.32%

Global Growth Fund
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%
2018	581,969	10.21 to 12.10	$6,906,376	0.63%	1.15% to 1.35%	-10.46% to -10.28%

Capital World Growth and Income Fund
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%
2018	788,349	10.10 to 11.30	$8,809,205	1.78%	1.15% to 1.35%	-11.10% to -10.93%

Global Small Capitalization Fund
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%
2018	289,207	9.96 to 10.61	$3,041,269	0.02%	1.15% to 1.35%	-12.01% to -11.83%

Growth Fund
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%
2018	1,508,344	11.10 to 14.54	$21,307,468	0.30%	1.15% to 1.35%	-1.85% to -1.65%

Growth-Income Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%
2018	1,915,078	10.86 to 13.14	$24,681,484	1.46%	1.15% to 1.35%	-3.38% to -3.18%

International Fund
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%
2018	621,781	9.84 to 10.05	$6,210,405	1.87%	1.15% to 1.35%	-14.58% to -14.40%

International Growth and Income Fund
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%
2018	531,031	9.16 to 9.78	$4,886,791	2.53%	1.15% to 1.35%	-12.65% to -12.48%

New World Fund
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%
2018	2,403,071	9.27 to 9.59	$22,371,637	0.76%	1.15% to 1.35%	-15.41% to -15.24%

U.S. Government Securities Fund
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%
2018	1,000,237	9.85 to 10.02	$9,996,749	1.25%	1.15% to 1.35%	-0.85% to -0.65%

Invesco Oppenheimer
International Equity Fund
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%
2018	701,888	8.86 to 9.02	$6,284,910	0.63%	1.15% to 1.35%	-20.64% to -20.48%

T. Rowe Price
Blue Chip Growth Portfolio
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%
2018	1,899,467	11.75 to 13.26	$24,860,206	0.00%	1.15% to 1.35%	0.28% to 0.48%

Health Sciences Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%
2018	998,792	10.00 to 11.01	$10,053,170	0.00%	1.15% to 1.35%	-0.50% to -0.30%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%
2018	17,208	8.35 to 8.37	$143,851	0.76%	1.15% to 1.35%	-16.46% to -16.35%

Fundamental All Cap Core Portfolio
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%
2018	5,611	8.76 to 8.76	$49,138	0.03%	1.15% to 1.35%	-12.42% to -12.42%

Select Bond Portfolio
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%
2018	385	10.08 to 10.09	$3,876	3.83%	1.15% to 1.35%	0.80% to 0.94%

Strategic Income Opportunities Portfolio
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%
2018	9,090	9.49 to 9.50	$86,302	3.92%	1.15% to 1.35%	-5.10% to -4.98%

Federated Hermes
High Income Bond Portfolio
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%
h

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

6.Financial Highlights
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

114

F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS AND SUPPLEMENTAL SCHEDULES
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
TABLE OF CONTENTS
DECEMBER 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus - statutory basis as of December 31, 2022, and 2021, and the related statements of operations - statutory basis, changes in capital and surplus - statutory basis, and of cash flows - statutory basis for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus - statutory basis of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows - statutory basis for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on
U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 699 Walnut St, Suite 1300 Des Moines, IA 50309
T: (515)246-3800, www.pwc.com/us
1

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Des Moines, Iowa
April 14, 2023

2

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS
AS OF DECEMBER 31, 2022 and 2021
(Dollars in Thousands, except par value)

	2022	2021
ADMITTED ASSETS
Bonds	$56,710,124	$52,703,583
Stocks
Preferred	1,653,807	1,920,572
Common - subsidiaries	264,909	269,866
Common - other	309,008	601,668
Mortgage loans	3,835,425	3,663,334
Real estate	99,050	100,145
Policy loans	459,745	416,799
Cash, cash equivalents and short-term investments	722,450	2,029,737
Receivable for securities	4,686	54,083
Derivative instruments	621,508	519,979
Other invested assets	3,825,725	3,131,376
Total cash and invested assets	68,506,437	65,411,142
Policy premiums due, deferred or uncollected	169,886	164,822
Accrued investment income	621,057	520,054
Current federal income tax receivable	113,935	—
Net deferred tax asset	387,692	339,238
Company owned life insurance	1,733,483	1,300,481
Interest maintenance asset	18,231	—
Other admitted assets	88,149	72,250
Separate account assets	6,170,040	6,530,759
Total admitted assets	$77,808,910	$74,338,746
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$45,321,010	$43,928,249
Liabilities for deposit-type contracts	479,550	585,759
Policy and contract claims	251,547	241,007
Other policyholder funds	3,001	3,121
Total policyholder liabilities	46,055,108	44,758,136
Amounts payable for reinsurance	26,065	48,214
Interest maintenance reserve	—	85,174
Asset valuation reserve	590,241	689,593
Repurchase agreements, FHLB advances and collateral on derivatives	8,029,978	7,932,459
Payable for securities	182,503	209,610
Funds held under coinsurance	11,378,268	7,909,077
Derivative instruments	286,138	158,438
Accrued expenses and other liabilities	387,443	1,002,353
Current federal income tax payable	—	56,525
Separate account liabilities	5,809,649	6,240,725
Total liabilities	72,745,393	69,090,304
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,037,000
Additional paid-in capital	793,927	793,927
Unassigned surplus	3,030,041	3,414,966
Total capital and surplus	5,063,517	5,248,442
Total liabilities and capital and surplus	$77,808,910	$74,338,746
The accompanying notes are an integral part of these statutory basis financial statements.
3

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2022	2021	2020
REVENUES
Life insurance and annuity premiums and other considerations	$4,001,982	$4,091,787	$6,462,830
Net investment income	2,188,896	3,450,756	2,320,212
Commissions and expense allowances on reinsurance ceded	447,227	243,438	96,559
Amortization of interest maintenance reserve	(5,181)	23,476	22,463
Reserve adjustments on reinsurance ceded	(303,636)	(1,576,570)	(523,700)
Investment income ceded - funds withheld reinsurance	(254,135)	(967,336)	(187,482)
Other income	160,077	337,667	241,779
Total revenues	6,235,230	5,603,218	8,432,661

BENEFITS AND EXPENSES
Life and annuity policy benefits	3,151,700	3,260,079	2,969,121
Increase in liabilities for future life and annuity policy benefits	1,392,761	704,775	4,300,648
Commissions	499,681	434,736	393,037
General expenses	314,645	275,720	252,016
Insurance taxes, licenses and fees	61,870	76,271	49,089
Transfers to interest maintenance reserve ceded	39,327	(513,281)	—
Net transfers to (from) separate accounts	99,500	256,724	(2,377)
Total benefits and expenses	5,559,484	4,495,024	7,961,534
Net gain from operations before federal income taxes and net realized capital losses	675,746	1,108,194	471,127
Federal income tax expense	130,924	122,814	125,687
Net gain from operations before net realized capital losses	544,822	985,380	345,440

Net realized capital losses	(32,478)	(28,783)	(192,814)

Net income	$512,344	$956,597	$152,626

The accompanying notes are an integral part of these statutory basis financial statements.
4

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2019	$2,549	$837,000	$618,927	$2,393,955	$3,852,431
Net income	—	—	—	152,626	152,626
Change in net unrealized capital gains (losses)	—	—	—	(114,070)	(114,070)
Change in net deferred income tax	—	—	—	116,682	116,682
Change in nonadmitted assets	—	—	—	(84,726)	(84,726)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(221)	(221)
Change in reserve on account of change in valuation basis	—	—	—	12,573	12,573
Change in asset valuation reserve	—	—	—	(10,351)	(10,351)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	41,000	41,000
Other changes in surplus in Separate Accounts statement	—	—	—	(41,000)	(41,000)
Change in surplus notes	—	200,000	—	—	200,000
Additional paid in surplus	—	—	175,000	—	175,000
Change in surplus as a result of reinsurance	—	—	—	113,521	113,521
Dividends to stockholder	—	—	—	(205,109)	(205,109)
OPEB SSAP92 adjustment	—	—	—	(3,297)	(3,297)
Balances at December 31, 2020	2,549	1,037,000	793,927	2,371,583	4,205,059
Net income	—	—	—	956,597	956,597
Change in net unrealized capital gains (losses)	—	—	—	(39,962)	(39,962)
Change in net deferred income tax	—	—	—	54,769	54,769
Change in nonadmitted assets	—	—	—	26,861	26,861
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(25)	(25)
Change in asset valuation reserve	—	—	—	(182,835)	(182,835)
Change in surplus as a result of reinsurance	—	—	—	464,272	464,272
Dividends to stockholder	—	—	—	(299,652)	(299,652)
OPEB SSAP92 adjustment	—	—	—	2,708	2,708
Change in accounting principle	—	—	—	60,650	60,650
Balances at December 31, 2021	2,549	1,037,000	793,927	3,414,966	5,248,442
Net income	—	—	—	512,344	512,344
Change in net unrealized capital gains (losses)	—	—	—	(299,475)	(299,475)
Change in net deferred income tax	—	—	—	80,458	80,458
Change in nonadmitted assets	—	—	—	(144,035)	(144,035)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	246	246
Change in asset valuation reserve	—	—	—	99,353	99,353
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	(10,000)	(10,000)
Other changes in surplus in Separate Accounts statement	—	—	—	10,000	10,000
Change in surplus notes	—	200,000	—	—	200,000
Change in surplus as a result of reinsurance	—	—	—	(66,063)	(66,063)
Dividends to stockholder	—	—	—	(574,000)	(574,000)
The accompanying notes are an integral part of these statutory basis financial statements.
5

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

OPEB SSAP92 adjustment	—	—	—	6,247	6,247
Balances at December 31, 2022	$2,549	$1,237,000	$793,927	$3,030,041	$5,063,517
The accompanying notes are an integral part of these statutory basis financial statements.
6

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2022	2021	2020

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$3,996,937	$4,088,513	$6,461,161
Net investment income	1,974,329	3,243,915	2,136,137
Other income	433,394	875,971	278,494
Benefits paid	(3,421,869)	(4,850,647)	(3,391,507)
Net transfers (to) from separate account	(95,057)	(257,988)	1,447
Insurance expenses paid	(1,165,497)	(1,708,220)	(873,997)
Federal income taxes paid	(271,633)	(172,760)	(91,074)
Net cash provided by operating activities	1,450,604	1,218,784	4,520,661

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	11,537,942	13,845,623	9,537,035
Preferred and common stocks	386,777	235,378	117,761
Mortgage loans	701,630	1,115,348	312,026
Real estate	—	—	63
Other invested assets	268,929	705,944	261,725
Miscellaneous proceeds	49,373	99,393	14,373
Cost of investments acquired
Bonds	(15,668,480)	(18,064,480)	(13,581,973)
Preferred and common stocks	(225,116)	(862,211)	(804,395)
Mortgage loans	(873,182)	(358,167)	(239,315)
Real estate	(1,510)	(1,717)	(62,948)
Other invested assets	(911,304)	(1,303,835)	(599,269)
Miscellaneous applications	(124,756)	(110,536)	(136,699)
Net change in policy loans	(42,879)	(12,695)	(9,424)
Net cash used in investing activities	(4,902,576)	(4,711,955)	(5,191,040)

FINANCING ACTIVITIES
Surplus notes	200,000	—	200,000
Company owned life insurance	(400,000)	—	834
Capital and paid in surplus	—	175,000	—
Net change in collateral liability	(199,473)	55,077	(6,987)
Net change in repurchase agreements and FHLB advances	296,992	329,376	1,066,824
Net withdrawals on deposit-type contract	(123,118)	226,724	(219,853)
Dividends paid to stockholder	(574,000)	(299,652)	(205,109)
Net change in funds held under coinsurance	3,471,541	3,363,753	321,184
Net change in remittances and items not allocated	(564,169)	295,258	352,580
Other cash provided (used)	36,912	(70,664)	114,532
Net cash provided by financing activity and other sources	2,144,685	4,074,872	1,624,006

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	(1,307,287)	581,701	953,627
Cash, cash equivalents and short-term investments:
Beginning of year	2,029,737	1,448,036	494,409
End of year	$722,450	$2,029,737	$1,448,036

The accompanying notes are an integral part of these statutory basis financial statements.
7

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Accrued capital contribution from parent	$—	$—	$175,000
Capitalized Interest	31,370	50,111	75,078
The accompanying notes are an integral part of these statutory basis financial statements.
8

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), and SFG Fortuna ("Fortuna").
Basis of presentation
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2022, 2021 and 2020:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts at amortized cost except for derivatives in the RILA separate account that are presented at market value. The impact of applying this prescribed practice had no impact on 2022 statutory net income; however, Capital and Surplus as of December 31, 2022 is increased by $358,693 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2021 statutory net income; however, Capital and Surplus as of December 31, 2021 is decreased by $232,837 as a result of this prescribed
9

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

practice. The impact of applying this prescribed practice had no impact on 2020 statutory net income; however, Capital and Surplus as of December 31, 2020 is decreased by $312,374 as a result of this prescribed practice.
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $306,761 and the cumulative effect on Capital and Surplus at December 31, 2022 was an increase of $71,615. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2021 by $16,763 and the cumulative effect on Capital and Surplus at December 31, 2021 was a decrease of $235,146. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2020 by $35,751 and the cumulative effect on Capital and Surplus at December 31, 2020 was an decrease of $251,909.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2022 is $0 as the timing mismatch between the futures and the hedged liabilities resulted in a $1,370 decrease to the Company’s statutory net income and surplus calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2022 as the timing mismatch between futures and hedged liabilities would have resulted in a $72,985 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $71,615 year ended December 31, 2022 and increased the Company’s Capital and Surplus by $71,615 at December
10

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

31, 2022. The voluntary reserve established as of December 31, 2021 was $117,560 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $352,707 would have been established as of December 31, 2021 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2021 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2021. The voluntary reserve established as of December 31, 2020 is $126,888 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $378,798 would have been established as of December 31, 2020 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of no impact for the year ended December 31, 2020 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2020.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $1,247 and the cumulative effect on Capital and Surplus at December 31, 2022 was an increase of $20,176. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2021 by $38,342 and the cumulative effect on Capital and Surplus at December 31, 2021 was an increase of $18,929. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2020 by $3,295 and the cumulative effect on Capital and Surplus at December 31, 2020 was an increase of $57,271.
11

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2022	2021	2020
Net Income:
(1) Midland National state basis	$512,344	$956,597	$152,626
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	306,761	16,763	(35,751)
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	1,247	(38,342)	3,295
(3) NAIC SAP (1-2=3)	$204,336	$978,176	$185,082

Surplus:
(4) Midland National state basis	$5,063,517	$5,248,442	$4,205,059
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	358,693	(232,837)	(312,374)
(b) Economic hedge of call option derivative assets (IAC 191-97)	71,615	(235,146)	(251,909)
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	20,176	18,929	57,271
(6) NAIC SAP (4-5=6)	$4,613,033	$5,697,496	$4,712,071
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company's Capital and Surplus was an increase of $2,191,125, $2,306,047, and $1,969,923 as of December 31, 2022, 2021, and 2020, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2022 was $95,180, $71,759 and $92,579, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2022, respectively, would have been negative $1,102,536, negative $487,818 and negative $341,253.

12

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the Statements of Operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s Capital and Surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:
•Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;
•Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;
•Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;
•Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;;
•An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no non-admitted IMR assets recorded at 2022 and 2021;
•An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;
13

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

•Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2022	2021	Changes in 2022
Policy loans	$1,501	$1,567	$(66)
Other invested assets	329	372	(43)
Agents' balances	13,040	14,189	(1,149)
Amounts recoverable from reinsurers	7,600	6,623	977
Net deferred tax asset	242,738	134,105	108,633
Electronic data processing equipment	33,128	24,087	9,041
Furniture and Equipment	1,139	422	717
Other assets	57,666	31,741	25,925
Total nonadmitted assets	$357,141	$213,106	$144,035
Under GAAP, such assets would be recorded at their net realizable or book value;
•For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;
•Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value with changes in fair value presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities;
•Redeemable preferred stocks rated three or higher are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four or lower are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;
•Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;
14

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

•Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;
•In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;
•Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;
•Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;
•The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;
•Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.
•Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.
•Under SAP, all leases are considered to be operating leases and rental expense is recognized over the lease term without recognition of a right-to-use asset or lease liability. GAAP requires recognition of a right-of-use asset and lease liability on the balance sheet for all operating and capital leases.
15

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Other significant accounting policies are as follows:
Use of estimates
The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.
The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.
Fair value of financial assets, financial liabilities and financial instruments
Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.
The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:
Investment securities
Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.
Mortgage loans
Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled
16

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.
Cash, cash equivalents and short-term investments
Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.
Derivative instruments
Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.
Other invested assets
Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.
Company owned life insurance
The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2022	2021
Bonds	$520,190	$349,423
Mutual funds	30,409	39,758
Cash and short-term investments	165,178	192,252
Other invested assets	1,017,706	719,048
Total company owned life insurance	$1,733,483	$1,300,481
17

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Investment-type insurance contracts
Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.
Repurchase agreements, FHLB advances and collateral on derivative instruments
The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.
Investments and Investment Income
Bonds
Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.
For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $46,237 and $60,118 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2022 and 2021, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2022 and 2021, 93% and 98%, respectively, of the Company’s securities with sub-prime exposure are rated as investment grade.

18

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Stocks
Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.
Investments in common stocks are carried at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.
Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Mortgage loans
Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.
Policy loans
Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.
Cash, cash equivalents and short-term investments
Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.
Other invested assets
Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax
19

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

or GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.
Other-than-temporary impairment losses
The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.
The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.
When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.
The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
20

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.
For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.
Investment income
Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.
Net realized investment gains (losses)
Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.
Net unrealized investment gains (losses)
Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.
See Note 3 for further discussion of the Company’s investments and investment income.
Derivatives and derivative instruments
Derivative instruments consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote. The Company does not sell or settle its options prior to maturity.
The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and
21

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.
The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.
See Note 4 for further discussion of the Company’s derivatives and derivative instruments.
Accrued investment income
Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due.
Future policy benefits and policy and contract claims
Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.
The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.5% to 6.0% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.
The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve
22

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $594,798 and a net reserve of $319,612 over what would have been calculated if only using the 2011 method as of December 31, 2022. The impact of performing the VM method calculations resulted in a gross reserve of $713,111 and a net reserve of $313,352 over what would have been calculated if only using the 2011 method as of December 31, 2021.
Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.
The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.
Reinsurance
For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.
Premiums and related costs
Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.
Repurchase agreements
As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.
A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair
23

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.
Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. Adjusted deferred income tax assets, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted deferred tax assets are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the balance sheet date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing deferred income tax liabilities. The remaining deferred income tax assets in excess of the above are non-admitted.The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.
If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.
See Note 13 for the Company’s SSAP No. 101 calculation.
Variable life and annuity products
A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.
Separate accounts guaranteed by the general account
Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees, pension risk transfer policies and registered
24

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

index-linked annuities. The assets in these separate accounts are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa except for derivatives in the RILA separate account that are held at market value. The Company assumes the underlying risk for the performance of the assets in these separate accounts. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.
2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2022
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,930,547	$56,710,124	$—	$44,114,787	$4,815,760	$—
Preferred stocks	1,601,753	1,653,807	—	1,594,819	6,934	—
Common stocks	309,008	309,008	172,306	132,912	3,790	—
Mortgage loans	3,666,321	3,835,425	—	3,666,321	—	—
Policy loans	459,745	459,745	—	459,745	—	—
Cash, cash equivalents and short-term investments	720,895	722,450	477,259	243,636	—	—
Derivative instruments	555,182	621,508	4,342	550,840	—	—
Other invested assets	1,478,247	1,585,747	—	774,261	703,986	17,133
Separate accounts	5,715,998	6,170,040	2,755,051	2,822,444	138,503	—

Financial liabilities:
Liabilities for deposit-type contracts	$486,123	$479,550	$—	$—	$486,123	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,838,841	8,029,978	151,286	7,687,555	—	—
Derivative instruments	243,868	286,138	—	243,868	—	—
25

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	December 31, 2021
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$56,068,894	$52,703,583	$—	$50,307,608	$5,761,286	$—
Preferred stocks	1,941,730	1,920,572	—	1,941,667	63	—
Common stocks	601,668	601,668	462,642	132,912	6,114	—
Mortgage loans	3,698,314	3,663,334	—	3,698,314	—	—
Policy loans	416,799	416,799	—	416,799	—	—
Cash, cash equivalents and short-term investments	2,029,804	2,029,737	1,218,011	811,793	—	—
Derivative instruments	1,539,198	519,979	63,187	1,476,011	—	—
Other invested assets	1,619,702	1,455,268	—	965,207	654,495	22,606
Separate accounts	6,825,498	6,530,759	3,383,808	3,255,359	186,331	—

Financial liabilities:
Liabilities for deposit-type contracts	$592,365	$585,759	$—	$—	$592,365	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,929,391	7,932,459	350,759	7,578,632	—	—
Derivative instruments	693,801	158,438	—	693,801	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments,
26

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.
27

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2022
	Level 1		Level 2		Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—		$4,516		$11,304	$—	$15,820
Preferred stocks	—		1,364,999		—	—	1,364,999
Common stocks - other	172,306		132,912		3,790	—	309,008
Derivative instruments - interest rate floors and swaps	—		14,950		—	—	14,950
Derivative instruments - foreign exchange forwards	—		1,835		—	—	1,835
Derivative instruments - futures	4,342		—		—	—	4,342
Separate account assets (a)	2,684,558		—		—	—	2,684,558

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	12,530	$12,530	—	$—	$—	$12,530
Derivative instruments - foreign exchange forwards	—		1,678		—	—	1,678
28

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$18,943	$—	$—	$18,943
Preferred stocks	—	1,291,747	—	—	1,291,747
Common stocks - other	462,642	132,912	6,114	—	601,668
Derivative instruments - interest rate floors and swaps	—	4,988	—	—	4,988
Derivative instruments - foreign exchange forwards	—	518	—	—	518
Derivative instruments - futures	63,187	—	—	—	63,187
Separate account assets (a)	3,318,004	—	—	—	3,318,004

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$2,239	$—	$—	$2,239
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.

29

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2022
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$11,304	$—	$—	$—	$—	$—	$11,304
Common stocks - other	6,114	—	—	—	(948)	73	(1,449)	3,790
Total assets	$6,114	$11,304	$—	$—	$(948)	$73	$(1,449)	$15,094

	December 31, 2021
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$7,430		$(7,366)	$—	$—	$—	$(64)	$—
Common stocks - other	10,920	—	—	—	(119)	611	(5,298)	6,114
Total assets	$18,350	$—	$(7,366)	$—	$(119)	$611	$(5,362)	$6,114
30

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2022
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,372,011	$4,027	$730,439	$2,645,599
All other governments	1,303,556	1,720	343,952	961,324
U.S. special revenue & special assessment obligations, non-guaranteed	12,642,252	120,823	1,658,597	11,104,478
Industrial and miscellaneous	37,734,661	104,779	5,214,106	32,625,334
Bank loans	1,292,873	8,857	52,730	1,249,000
Parent, subsidiaries and affiliates	364,771	2,469	22,428	344,812
Total bonds	$56,710,124	$242,675	$8,022,252	$48,930,547

Preferred stocks	$1,653,807	$912	$52,966	$1,601,753

	December 31, 2021
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,485,470	$218,310	$37,105	$3,666,675
All other governments	1,319,534	28,222	30,176	1,317,580
U.S. special revenue & special assessment obligations, non-guaranteed	12,747,547	1,415,505	24,907	14,138,145
Industrial and miscellaneous	33,219,007	1,962,455	203,510	34,977,952
Bank loans	1,532,074	28,429	7,333	1,553,170
Parent, subsidiaries and affiliates	399,951	15,789	368	415,372
Total bonds	$52,703,583	$3,668,710	$303,399	$56,068,894

Preferred stocks	$1,920,572	$23,087	$1,929	$1,941,730
31

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2022
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$101,422	$163,487	$—	$264,909
Other	340,438	18	31,448	309,008
Total	$441,860	$163,505	$31,448	$573,917

	December 31, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$101,422	$168,444	$—	$269,866
Other	590,368	16,120	4,820	601,668
Total	$691,790	$184,564	$4,820	$871,534
The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2022
	Admitted Value	Estimated Fair Value

Due in one year or less	$647,759	$643,800
Due after one year through five years	4,942,884	4,821,057
Due after five years through ten years	6,982,739	6,253,777
Due after ten years	29,947,902	24,561,394
Securities not due at a single maturity date (primarily mortgage-backed securities)	14,188,840	12,650,519
Total bonds	$56,710,124	$48,930,547

As of December 31, 2022, the Company had 17 Bonds rated 5GI with a book adjusted carrying value of $116,435 and fair value of $96,426. There were no preferred stocks rated 5GI as of December 31, 2022. As of December 31, 2021, the Company had 23 Bonds rated 5GI with a book adjusted carrying value of $87,192 and fair value of $87,267 and 1 preferred stock carried at amortize cost with book adjusted carrying value of $494 and fair value of $62.
32

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$1,632,556	$337,322	$800,744	$393,117	$2,433,300	$730,439
All other governments	591,550	179,751	346,675	164,201	938,225	343,952
U.S. special revenue & special assessment obligations, non-guaranteed	7,986,743	1,242,951	877,623	415,646	8,864,366	1,658,597
Industrial and miscellaneous	23,298,708	3,559,964	6,319,592	1,654,142	29,618,300	5,214,106
Bank loans	784,235	40,296	158,788	12,434	943,023	52,730
Parent, subsidiaries and affiliates	85,870	20,867	48,004	1,561	133,874	22,428
Total bonds	34,379,662	5,381,151	8,551,426	2,641,101	42,931,088	8,022,252

Preferred stocks - redeemable	184,634	52,966	—	—	184,634	52,966
Total bonds and preferred stocks	$34,564,296	$5,434,117	$8,551,426	$2,641,101	$43,115,722	$8,075,218
33

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$1,077,586	$21,013	$277,932	$16,092	$1,355,518	$37,105
All other governments	458,883	25,936	59,771	4,240	518,654	30,176
U.S. special revenue & special assessment obligations, non-guaranteed	1,216,700	21,637	70,974	3,270	1,287,674	24,907
Industrial and miscellaneous	7,389,789	123,214	2,247,933	80,296	9,637,722	203,510
Bank loans	179,240	4,452	35,585	2,881	214,825	7,333
Parent, subsidiaries and affiliates	—	—	67,237	368	67,237	368
Total bonds	10,322,198	196,252	2,759,432	107,147	13,081,630	303,399

Common stocks - unaffiliated	98,478	2,895	583	4,825	99,061	7,720

Preferred stocks	499,981	1,923	7,003	6	506,984	1,929
Total bonds, common and preferred stocks	$10,920,657	$201,070	$2,767,018	$111,978	$13,687,675	$313,048

At December 31, 2022, the Company held 16,108 positions in bonds and preferred stocks. The table above includes 13,658 positions of 1,652 issuers as of December 31, 2022. As of December 31, 2022, 87% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2022, bonds and preferred stocks in an unrealized loss position had fair value equal to 84% of amortized cost.
The following summarizes the unrealized losses by investment category as of December 31, 2022.
U.S. government
The unrealized losses on U.S. government securities represent 9% of total unrealized losses at December 31, 2022. The total unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. The unrealized losses are due to securities with book yields lower than the market yield available on similar securities at December 31, 2022. Interest rates increased significantly during 2022 causing decreases in the fair values of U.S. government securities held compared to 2021. The previous table indicates 46% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company took impairment losses of $6,653 in 2022 on U.S. government securities due to the intent to sell those securities. The Company does not intend to sell and has the ability to retain all other U.S. government securities until recovery of each security’s amortized cost; therefore, the
34

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2022.
All other governments
The unrealized losses on all other governments represent 4% of total unrealized losses at December 31, 2022. The total unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2022. Interest rates increased significantly during 2022 causing decreases in the fair values of all other government securities held compared to 2021. The previous table indicates 52% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2022.
U.S. special revenue and special assessment obligations, non-guaranteed
The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 21% of total unrealized losses at December 31, 2022. The total unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. The unrealized losses are applicable to securities with book yields higher than the market yield available on similar securities at December 31, 2022. Interest rates increased significantly during 2022 causing decreases in the fair values of U.S. special revenue and special assessment obligations, non-guaranteed securities held compared to 2021. The table indicates 75% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company recognized OTTI of $6,098 on these securities in 2022. For loan-backed and structured securities, the analysis includes comparing the present value of future cash flows to the security’s amortized cost. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the ability to retain the investment until recovery of the security’s amortized cost, the security is not considered to be other-than-temporarily impaired.
Industrial and miscellaneous
The unrealized losses on industrial and miscellaneous, represent 65% of unrealized losses at December 31, 2022 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various assets. The unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. Interest rates increased significantly during 2022 causing decreases in the fair values of industrial and miscellaneous securities held compared to 2021. The table indicates 68% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In 2022, the Company recognized OTTI of $72,502 on industrial and miscellaneous securities. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the intent and ability to retain the investment until recovery of the security’s amortized cost; the security is not considered to be other-than-temporarily impaired.
35

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Bank loans
The unrealized losses on bank loans, represent 1% of unrealized losses at December 31, 2022. The unrealized losses in this category have increased slightly at December 31, 2022 compared to December 31, 2021. The table indicates 76% of the unrealized losses have been in an unrealized loss position for less than twelve months. Interest rates increased significantly during 2022 causing decreases in the fair values of bank loans held compared to 2021. The Company recognized OTTI of $5,478 on bank loans in 2022. In all other cases, if the Company does not intend to sell the securities prior to recovery and has the ability to retain the investment until recovery of the security’s amortized cost; the security is not considered to be other-than-temporarily impaired
Parent, subsidiaries and affiliates
The unrealized losses on parent, subsidiaries and affiliates, represent less than 1% of unrealized losses at December 31, 2022. The unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. The table indicates 93% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2022.
Preferred stocks
This category, which represents 1% of unrealized losses at December 31, 2022, consists of perpetual and redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses in this category have increased at December 31, 2022 compared to December 31, 2021. The table indicates 100% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. The Company does not intend to sell and has the ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2022.

36

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized Other- Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported
00038RAB2	$8,458	$5,155	$3,303	$5,697	3/31/2022
00256DAA0	6,162	2,582	3,579	3,957	3/31/2022
00037UAC4	2,866	2,866	—	2,013	3/31/2022
BGH5C2LS3	5,019	2,443	2,576	1,918	6/30/2022
82323MAA7	16,919	5,193	11,726	11,124	6/30/2022
000366AA2	17,843	602	17,241	14,158	9/30/2022
BGH3LP5T3	1,390	1,361	29	114	9/30/2022
BGH5C2LS3	2,576	2,485	92	1,075	9/30/2022
00192JAE6	1,858	736	1,122	1,122	12/31/2022
02660TFJ7	1,809	512	1,297	1,281	12/31/2022
04301YAA1	14,163	6,825	7,338	7,339	12/31/2022
136040AA0	4,628	2,848	1,780	1,780	12/31/2022
14856EAE5	5,065	604	4,460	2,040	12/31/2022
233046AF8	18,764	1,708	17,056	17,056	12/31/2022
25755TAH3	30,956	2,587	28,369	28,369	12/31/2022
313637PZ7	23,121	1,184	21,936	21,936	12/31/2022
313637VK3	11,410	480	10,930	10,929	12/31/2022
31377U6E8	2,228	96	2,132	2,132	12/31/2022
3138LM6A6	7,395	431	6,964	6,964	12/31/2022
3138LMSU8	8,002	458	7,544	7,544	12/31/2022
3138LND24	1,941	102	1,840	1,837	12/31/2022
3138LNEJ6	3,703	211	3,492	3,485	12/31/2022
3138LNMY4	12,904	739	12,165	12,165	12/31/2022
3138LNQ46	7,048	346	6,702	6,692	12/31/2022
3140HRLW1	6,813	389	6,424	6,415	12/31/2022
3140HTS67	5,927	351	5,576	5,568	12/31/2022
440405AE8	22,968	386	22,582	17,323	12/31/2022
61752RAJ1	2,167	838	1,329	1,324	12/31/2022
69121PCH4	1,437	296	1,141	1,139	12/31/2022
74927XAE2	375	131	244	243	12/31/2022
82323MAA7	10,861	2,536	8,325	8,325	12/31/2022
863579Y69	1,308	229	1,079	1,064	12/31/2022
92919MAA6	18,000	63	17,937	17,937	12/31/2022
		$47,773
37

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

All of the impairments in the table above were recognized due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2022	2021	2020
Bonds	$2,351,761	$2,313,227	$2,058,710
Preferred stocks	88,961	79,100	25,166
Common stocks - other	15,105	13,208	11,850
Mortgage loans	183,527	188,120	204,361
Real estate	6,525	10,074	2,607
Policy loans	23,969	21,190	22,860
Cash, cash equivalents and short-term investments	6,106	2,397	5,046
Derivative instruments	(403,530)	764,920	100,840
Other invested assets	197,483	289,754	127,347
Other investment income	3,283	2,318	1,152
Total gross investment income	2,473,190	3,684,308	2,559,939
Less: Investment expenses	284,294	233,552	239,727
Net investment income	$2,188,896	$3,450,756	$2,320,212
Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $22,546, $76,125, and $16,408 of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 30, 83, and 58 for the years ended December 31, 2022, 2021, and 2020, respectively.
The Company recognized $678, $3,225, and $523 of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 7, 16, and 7 for the years ended December 31, 2022, 2021, and 2020, respectively.
38

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2022	2021	2020
Bonds	$(232,283)	$666,002	$(59,149)
Preferred stocks	(511)	3,713	13,775
Common stocks - other	(1,450)	17,119	(40)
Mortgage loans	(70)	13,022	(57,455)
Real Estate	—	—	63
Short-term investments	(23)	599	3
Derivative instruments	13,952	3,604	(1,382)
Other invested assets	362	27,039	(46,265)
Realized capital gains (losses)	(220,023)	731,098	(150,450)
Income tax effects	30,414	(180,995)	(7,780)
Amounts transferred to IMR (net of federal income taxes of $(41,769), $153,881 and $9,193)	157,131	(578,886)	(34,584)
Net realized capital losses	$(32,478)	$(28,783)	$(192,814)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2022	2021	2020
Proceeds from sales	$7,633,843	$7,345,316	$4,076,564
Gross realized gains	101,055	742,989	76,899
Gross realized losses	(231,403)	(38,326)	(95,042)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.
Mortgage loans
The following table summarizes the Company’s mortgage loans by property type:

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,679,943	44%	$1,414,498	39%
Retail	770,983	20%	751,517	21%
Hotel	646,030	17%	537,453	15%
Industrial	302,512	8%	324,901	8%
Multi-family	275,721	7%	419,901	11%
Other	123,418	3%	179,145	5%
Medical	36,818	1%	37,893	1%
Total	$3,835,425	100%	$3,665,308	100%
39

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Mortgage loans by United States geographic locations are as follows:

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,061,650	27%	$1,109,602	30%
South Atlantic	946,011	25%	1,150,440	31%
Middle Atlantic	914,950	24%	459,839	13%
Mountain	364,931	10%	376,391	10%
New England	167,405	4%	216,389	6%
East South Central	136,932	4%	43,000	1%
East North Central	120,789	3%	143,258	4%
West North Central	75,909	2%	58,205	2%
West South Central	46,848	1%	108,184	3%
	$3,835,425	100%	$3,665,308	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2022	$862,881	22%
2021	346,420	9%
2020	138,752	4%
2019	450,629	12%
2018 and prior	2,036,743	53%
	$3,835,425	100%
The Company has no outstanding commitments on mortgage loans at December 31, 2022.
Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2022 and 2021, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.
Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.
40

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2022		December 31, 2021
	Carrying Value	% of Total	Carrying Value	% of Total
Internal credit risk grade:
CM1	$1,487,058	39%	1,671,999	46%
CM2	2,099,831	54%	1,747,770	48%
CM3	191,230	5%	234,942	6%
CM4	37,742	1%	10,597	0%
In or near default	19,564	1%	—	0%
Total mortgage loans	$3,835,425	100%	$3,665,308	100%
The Company acquired 13 new commercial mortgage loans in 2022 with interest rates ranging from 3.05% to 9.97%.
Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2022		December 31, 2021
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$452,291	12%	$460,038	13%
50% to 60%	1,780,787	46%	1,566,825	43%
61% to 70%	1,535,983	40%	1,555,536	42%
71% to 80%	46,800	1%	82,909	2%
81% to 90%	—	0%	—	0%
91% to 100%	19,564	1%	—	0%
Total mortgage loans	$3,835,425	100%	$3,665,308	100%
The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.
The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $3,456 and $1,974 at December 31, 2022 and 2021, respectively.
41

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

There were no mortgage loans impaired during the year ended December 31, 2022. One mortgage loan was impaired during the year ended December 31, 2021, via direct write down of the carrying amount of the loans in the amount of $5,936. The impairments were recognized in net realized capital losses in the statements of operations.

The recorded investment and unpaid principal balance of the impaired mortgage loans are $22,781 and $43,080, respectively, as of December 31, 2022. The average recorded investment in impaired loans was $23,391 and $41,860 for the years ended December 31, 2022 and 2021, respectively.
The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2022 and 2021. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.
Credit risk concentration
The Company generally strives to maintain a diversified invested assets portfolio. Credit risk concentrations to any single issuer or groups of issuers with similar credit profiles are closely monitored. Other than investments in U.S. government or U.S. government agencies, the Company has no significant concentration of credit risk.
Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2022
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$5,580,088	7%	7%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,295	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	48,119	0%	0%
Total restricted assets	$8,837,209	11%	11%
42

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	December 31, 2021
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$4,218,274	6%	6%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,185	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	79,695	0%	0%
Total restricted assets	$7,506,861	10%	10%
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2022 and 2021, the Company owns common stock totaling $132,912, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2022 and 2021, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).
Deposits with regulatory authorities
At December 31, 2022 and 2021, securities (primarily bonds) with admitted carrying values of $3,295 and $3,185 respectively, were on deposit with regulatory authorities as required by law.
43

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	December 31, 2022
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$23,095,880	$546,347	$599,246
Futures	1,537	4,342	4,342
Interest rate floors	113,000	—	—
Foreign exchange forwards	56,136	1,835	1,835
Interest rate swaps	887,000	2,658	16,085
		$555,182	$621,508
Liabilities:
Derivative instruments:
Interest rate swaps	$950,000	$12,648	$12,648
Foreign exchange forwards	52,781	1,678	1,678
Written options	7,618,908	229,542	271,812
		$243,868	$286,138

	December 31, 2021
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$21,653,368	$1,470,505	$451,286
Futures	934,331	63,187	63,187
Interest rate floors	113,000	3,695	3,695
Foreign exchange forwards	19,655	518	518
Interest rate swaps	137,000	1,293	1,293
		$1,539,198	$519,979
Liabilities:
Derivative instruments:
Foreign exchange forwards	$76,603	$2,239	$2,239
Written options	8,044,350	691,562	156,199
		$693,801	$158,438
44

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2022	2021	2020
Gain (loss) recognized in net investment income
Options	$(335,498)	$553,436	$65,988
Futures	(72,914)	208,649	32,028
Interest rate swaps	3,550	(144)	726
Interest rate floors	1,332	2,979	2,098
	$(403,530)	$764,920	$100,840

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$(3,813)	$1,293	$(362)
Interest rate floors	(3,430)	(3,711)	2,735
Foreign exchange derivatives	1,877	31	(1,610)
	$(5,366)	$(2,387)	$763
The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.
Options and futures
The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.
In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.
The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.
The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital
45

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.
The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities. The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary. To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve. The amount of this reserve was $0 and $117,560 at December 31, 2022 and 2021, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The voluntary reserve is not reported at a value below zero. Futures losses are recognized as incurred as a reduction in investment income.
Other derivative instruments
The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate floor and swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.
The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.
The following relates to interest rate swaps and interest rate floors. The interest rates are either measured against 3-month LIBOR or SOFR:

	2022	2021
Interest rate swaps:
Fixed rates	0.43% to 4.34%	0.43% to 0.72%
Variable rates	4.30% to 4.77%	—%
Interest rate floors, strike rates	3.00%	3.00%

Long-dated corporate bonds with fixed coupons are paired with long dated fixed to float interest rate swaps in replication transactions. This replication asset, together with a shorter term float to fixed interest rate swap, helps match the duration and cash flows of the assets and liabilities. The interest rate swaps that are part of a replicated asset are carried at amortized cost consistent with the cash component of the replicated asset. At December 31, 2022, the Company held interest rate swaps that were part of replication assets with a fair value of $(12,173) and a carrying value of $1,135.

46

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Collateral on derivatives
As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $151,286 and $350,759 at December 31, 2022 and 2021, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2022, no counterparty had more than 1% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.
5.OFFSETTING OF ASSETS AND LIABILITIES
Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.
The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.
47

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2022
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$621,508	$151,286	$470,222
Total financial assets	$621,508	$151,286	$470,222

Offsetting of financial liabilities:
Derivatives	$286,138	$—	$286,138
Repurchase agreements	4,805,897	4,805,897	—
Total financial liabilities	$5,092,035	$4,805,897	$286,138

	December 31, 2021
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$519,979	$350,759	$169,220
Total financial assets	$519,979	$350,759	$169,220

Offsetting of financial liabilities:
Derivatives	$158,438	$—	$158,438
Repurchase agreements	4,508,905	4,508,905	—
Total financial liabilities	$4,667,343	$4,508,905	$158,438
6.REAL ESTATE AND EQUIPMENT
The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2022, 2021 and 2020 was $19,886, $22,935 and $26,478, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:
48

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	Range of Useful Lives	2022	2021

Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,099
Buildings and improvements	39 years	98,879	97,369
Leasehold improvements	10 years	2,162	2,162
Furniture and fixtures	7 years	6,335	5,455
Computer equipment and software	3 years	262,931	237,354
Other	5 years	38	38
		382,380	354,413
Accumulated depreciation		(242,523)	(223,444)
Nonadmitted		(36,059)	(24,930)
Net admitted value		$103,798	$106,039
The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2022	2021
Real Estate	$99,050	$100,145
Other admitted assets	4,748	5,894
At December 31, 2022 and 2021, real estate consists of $99,050 and $100,145, respectively, for the Company’s offices.
7.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company did not purchase or sell any common stock in 2022 or 2021. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.
The amount of FHLB stock held is as follows:

	2022	2021
Membership stock - class A	$10,000	$10,000
Activity stock	122,912	122,912
Total	$132,912	$132,912
The Class A Membership Stock is not eligible for redemption.

49

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

At December 31, 2022 and 2021, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2022 is as follows:

Maturity Date	Advance	Rate
1/10/2023	$75,000	2.03%
1/13/2023	70,000	1.76%
2/3/2023	50,000	1.75%
2/14/2023	130,000	1.75%
3/16/2023	400,000	1.18%
5/18/2023	70,000	1.35%
6/26/2023	155,455	0.93%
10/5/2023	70,000	1.50%
10/30/2023	150,000	1.48%
12/18/2023	65,000	1.98%
1/11/2024	75,000	1.93%
4/1/2024	57,000	0.57%
2/11/2025	88,960	0.86%
3/14/2025	400,000	1.03%
3/18/2025	200,000	0.90%
5/2/2025	90,000	0.95%
6/27/2025	155,455	1.05%
9/9/2026	203,125	1.28%
11/20/2026	150,000	0.88%
11/23/2026	157,800	0.88%
12/18/2026	260,000	0.89%
	$3,072,795
Interest expense incurred during 2022, 2021 and 2020 was $42,178, $57,009 and $57,271, respectively, and is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $3,705,319. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).
50

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2022	4,797,917	5,339,067	3,072,795
2021	4,728,480	4,418,691	3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2022	4,881,464	5,383,561	3,072,795
2021	4,728,480	4,418,692	3,072,795

51

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

8.REPURCHASE AGREEMENTS
The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2022
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES

Original (flow) & residual maturity

	2022
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$1,136	$89,906	$284,906	$311,990
Overnight	328,270	400,000	190,000	—
2 days to 1 week	328,270	500,000	290,000	160,000
>1 week to 1 month	774,270	774,270	290,000	380,000
>1 month to 3 months	525,000	998,270	290,000	279,000
>3 months to 1 year	939,000	569,000	1,024,398	1,494,367
>1 year	3,248,500	4,135,500	4,135,500	3,595,102

Ending balance
Open - no maturity	$—	$9,906	$237,939	$1,398
Overnight	—	—	—	—
2 days to 1 week	—	40,000	—	160,000
>1 week to 1 month	774,270	—	—	220,000
>1 month to 3 months	370,000	290,000	—	59,000
>3 months to 1 year	569,000	279,000	1,024,398	1,494,367
>1 year	3,194,500	4,135,500	3,620,102	2,871,133
52

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Securities sold under repo- secured borrowing

	2022
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX	$5,754,825
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,643,063	$4,836,511	$4,713,806	$4,800,017

Ending Balance
BACV	XXX	XXX	XXX	$5,580,088
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,643,063	$4,382,701	$4,233,151	$4,726,480

Securities sold under repo- secured borrowing by NAIC designation

	As of December 31, 2022
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,419,062	$1,137,777	$—
Bonds – FV	—	1,085,190	910,122	—
LB & SS – BACV	—	3,023,248	—	—
LB & SS – FV	—	2,731,168	—	—
Total assets – BACV	$—	$4,442,310	$1,137,777	$—
Total assets – FV	$—	$3,816,358	$910,122	$—

As of December 31, 2022
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—
53

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Collateral received- secured borrowing

	2022
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$6,144,445	$7,466,946	$6,504,804	$6,220,459
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,907,770	$4,754,406	$4,882,439	$4,805,897
Securities (FV)	—	—	—	—
Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of December 31, 2022
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,805,897	$—	$—	$—
Total collateral assets – FV	$4,805,897	$—	$—	$—

	As of December 31, 2022
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of aggregate collateral by remaining contractual maturity

As of December 31, 2022
Fair Value
Overnight and continuous	$1,398
30 days or less	380,000
31 to 90 days	59,000
> 90 days	4,365,500
54

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of December 31, 2022
	Amortized Cost	Fair Value
30 days or less	$10,916	$10,920
31 to 60 days	810	810
61 to 90 days	4,955	5,250
121 to 180 days	4,997	4,971
181 to 365 days	54,240	54,060
1 to 2 years	102,902	98,509
2 to 3 years	55,666	54,278
> 3 years	6,045,544	5,539,748
Liability to return collateral- secured borrowing

	2022
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum amount
Cash (collateral - all)	$6,144,445	$7,466,946	$6,504,804	$6,220,459
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,907,770	$4,754,406	$4,882,439	$4,805,897
Securities collateral (FV)	—	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

55

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

9.REINSURANCE
The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2022		2021		2020
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed

Premiums written	$4,267,463	$874	$3,904,711	$1,666	$1,120,417	$13,064
Claims incurred	461,340	12,820	528,126	21,882	491,553	25,763
Reserve changes	3,366,335	(74,936)	3,480,002	(354,673)	432,783	(169,129)
Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.
The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $779, $775 and $12,929 at December 31, 2022, 2021 and 2020, respectively, of premium under this agreement in the statement of operations. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.
The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $877,162 and $1,137,689 at December 31, 2022 and 2021, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.
The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $255,315 and $267,952 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, respectively.
The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity
56

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. A funds withheld liability of $2,542,336 and $2,863,676 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, respectively.
The Company is a party to a coinsurance agreements with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $107,993 and $117,824, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, respectively. In addition, reserve credits of $1,690 and $1,473 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, respectively.
The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $25,719, $20,352 and $18,050 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2022, 2021 and 2020, respectively. Reserve credits of $152,896 and $143,641 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, respectively. A funds withheld liability of $96,129 and $72,113 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, respectively.
The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $1,299,032 and $1,318,921 under this agreement on December 31, 2022 and 2021, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $779,076 and $712,205 at December 31, 2022 and 2021, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $513,753 and $606,715 for 2022 and 2021, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.
On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds
57

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

related to this agreement of $789, $10,241 and $18,170 during the years ended December 31, 2022, 2021 and 2020, respectively. The Company recognized reserve credits of $524,486 and $536,961 under this agreement on December 31, 2022 and 2021, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $201,852 and $198,999 at December 31, 2022 and 2021, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $322,634 and $337,962 for 2022 and 2021, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.
On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. The Company received experience refunds related to this agreement of $27,653 and $25,549 during the years ended December 31, 2022 and 2021, respectively. The Company recognized reserve credit of $395,144 and $347,654 under this agreement on December 31, 2022 and 2021, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $166,262 and $146,400 at December 31, 2022 and 2021, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $228,882 and $201,253 for 2022 and 2021, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.
On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. The Company recognized $629,087 and $549,956 at December 31, 2022 and 2021, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $853,955 and $739,591 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, respectively.
On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of all fixed index annuity policies issued on or after October 1, 2021. On July 1, 2022 the Company began ceding 80% of all fixed annuity policies issued. The Company ceded premiums of $3,410,246 during 2021 which includes the initial ceding premium on the inforce business ceded. The Company recognized $6,963,526 and $3,365,728 at December 31, 2022 and 2021, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $6,952,687 and $3,356,579
58

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, respectively. The treaty also involved the coinsurance of interest maintenance reserve generated by the assets in the funds withheld portfolio. An interest maintenance reserve credit associated with this treaty of $393,146 and $490,480 is reported as a component of interest maintenance reserves in the statements of admitted assets liabilities and capital and surplus as of December 31, 2022 and 2021, respectively.
The Company is a party to several reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”) for cession of mortality risks on its life insurance business. SRUS was put into rehabilitation in 2019. In 2020, as a result of the Company’s ongoing assessment of the rehabilitation proceedings, it was deemed unlikely that the Company would be able to recover from SRUS the full amount of reserve credit recognized for business ceded to SRUS. In 2020, the Company recorded an impairment of $17,830 which was reflected in increase in liabilities for future life and annuity policy benefits in the statement of operations and as an increase of liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus. As of December 31, 2022 and 2021, reserve credit of $6,911 and $8,826, respectively, net of impairment, was included in liabilities for future policy benefits on the statements of admitted assets, liabilities, and capital and surplus related to the Company’s reinsurance contracts with SRUS.
The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $1,008,060 as of December 31, 2022.
59

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

10.FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED
Reserves for life contracts and deposit-type contracts
The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.
At December 31, 2022 and 2021, the Company had $12,839,472 and $14,366,065, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2022 and 2021, reserves to cover the above insurance totaled $283,017 and $275,708, respectively, before reinsurance ceded. The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.
The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2022 and 2021, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $4,884,171 and $3,266,645, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2022 and 2021, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $2,362,433 and $2,785,595, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
60

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics
A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:
Individual Annuities

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$25,469,004	$—	$—	$25,469,004	71%
At book value less current surrender charge of 5% or more	86,203	—	—	86,203	—%
At fair value - separate account non- guaranteed	—	—	2,060,022	2,060,022	6%
Total with market value adjustment	25,555,207	—	2,060,022	27,615,229	77%

At book value without adjustment (minimal or no charge or adjustment)	8,161,713	—	—	8,161,713	22%

Not subject to discretionary withdrawal	274,838	10,764	—	285,602	1%
Total	33,991,758	10,764	2,060,022	36,062,544	100%
Reinsurance ceded	8,247,561	—	—	8,247,561
Total (gross - ceded)	$25,744,197	$10,764	$2,060,022	$27,814,983

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$31,280
61

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$22,736,206	$—	$—	$22,736,206	68%
At book value less current surrender charge of 5% or more	139,142	—	—	139,142	—%
At fair value - separate account non- guaranteed	—	—	2,497,318	2,497,318	8%
Total with market value adjustment	22,875,348	—	2,497,318	25,372,666	76%

At book value without adjustment (minimal or no charge or adjustment)	7,578,348	—	—	7,578,348	23%

Not subject to discretionary withdrawal	284,492	—	—	284,492	1%
Total	30,738,188	—	2,497,318	33,235,506	100%
Reinsurance ceded	4,804,586	—	—	4,804,586
Total (gross - ceded)	$25,933,602	$—	$2,497,318	$28,430,920

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$54,694
Group Annuities

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,688,307	$—	$—	$1,688,307	31%
At book value less current surrender charge of 5% or more	4,681	—	—	4,681	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,692,988	—	—	1,692,988	31%

At book value without adjustment (minimal or no charge or adjustment)	3,053,456	—	—	3,053,456	56%

Not subject to discretionary withdrawal	656,666	88,355	—	745,021	13%
Total (gross: direct + assumed	5,403,110	88,355	—	5,491,465	100%
Reinsurance ceded	1,535,335	—	—	1,535,335
Total (gross - ceded)	$3,867,775	$88,355	$—	$3,956,130

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
62

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,910,147	$—	$—	$1,910,147	35%
At book value less current surrender charge of 5% or more	4,965	—	—	4,965	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,915,112	—	—	1,915,112	35%

At book value without adjustment (minimal or no charge or adjustment)	3,313,807	—	—	3,313,807	62%

Not subject to discretionary withdrawal	170,967	—	—	170,967	3%
Total (gross: direct + assumed	5,399,886	—	—	5,399,886	100%
Reinsurance ceded	1,685,310	—	—	1,685,310
Total (gross - ceded)	$3,714,576	$—	$—	$3,714,576

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
Deposit-type Contracts

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,835	$—	$—	$2,835	1%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	2,835	—	—	2,835	1%

At book value without adjustment (minimal or no charge or adjustment)	230,143	—	—	230,143	48%

Not subject to discretionary withdrawal	247,214	9	—	247,223	51%
Total (gross: direct + assumed	480,192	9	—	480,201	100%
Reinsurance ceded	642	—	—	642
Total (gross - ceded)	$479,550	$9	$—	$479,559

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
63

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$3,841	$—	$—	$3,841	1%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	3,841	—	—	3,841	1%

At book value without adjustment (minimal or no charge or adjustment)	327,307	—	—	327,307	56%

Not subject to discretionary withdrawal	255,265	—	—	255,265	43%
Total (gross: direct + assumed	586,413	—	—	586,413	100%
Reinsurance ceded	654	—	—	654
Total (gross - ceded)	$585,759	$—	$—	$585,759

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

64

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2022
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$9,875,415	$9,840,206	$9,736,529
Universal life with secondary guarantees	506,231	389,178	2,339,631
Indexed universal life	4,559,359	4,088,431	4,108,425
Indexed universal life with secondary guarantees	598,568	438,893	961,555
Other permanent cash value life insurance	190,130	190,130	305,570
Variable universal life	89,761	88,881	93,167

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,401,267
Accidental death benefits	—	—	675
Disability - active lives	—	—	7,369
Disability - disabled lives	—	—	39,504
Miscellaneous reserves	—	—	282,329
Total	15,819,464	15,035,719	19,276,021
Reinsurance ceded	652,819	509,803	3,567,007
Total net of reinsurance ceded	$15,166,645	$14,525,916	$15,709,014

	2022
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,990,787	$2,990,787	$2,990,132
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	2,990,787	2,990,787	2,990,132
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$2,990,787	$2,990,787	$2,990,132

65

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2022
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	598,793	588,639	591,828

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	598,793	588,639	591,828
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$598,793	$588,639	$591,828

	2021
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,673,914	$8,632,526	$8,558,333
Universal life with secondary guarantees	524,521	386,536	2,299,982
Indexed universal life	4,263,219	3,818,356	3,845,318
Indexed universal life with secondary guarantees	554,629	405,302	868,741
Other permanent cash value life insurance	185,551	185,551	293,788
Variable universal life	90,985	89,976	94,728

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,369,169
Accidental death benefits	—	—	715
Disability - active lives	—	—	7,779
Disability - disabled lives	—	—	39,207
Miscellaneous reserves	—	—	392,582
Total	14,292,819	13,518,247	17,770,342
Reinsurance ceded	646,296	499,480	3,490,382
Total net of reinsurance ceded	$13,646,523	$13,018,767	$14,279,960

66

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

2021
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,891,381	$2,891,381	$2,890,763
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	2,891,381	2,891,381	2,890,763
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$2,891,381	$2,891,381	$2,890,763

2021
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	792,341	779,257	782,030

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	792,341	779,257	782,030
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$792,341	$779,257	$782,030

67

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Policy premium due, deferred and uncollected
Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.
Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$8,324	$519	$8,379	$1,968
Ordinary - renewal	85,613	169,367	79,533	162,854
	$93,937	$169,886	$87,912	$164,822
11.SEPARATE ACCOUNTS
The Company has separate accounts for its variable life and annuity business, a portion of its pension risk transfer business, registered index-linked annuity business, and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2022	2021
Reserves at December 31 for accounts with assets at:
Market value	$2,651,850	$3,279,348
Amortized cost	3,089,250	2,890,763
Total reserves	$5,741,100	$6,170,111
By withdrawal characteristics:
At book value without MV adjustment and with current
surrender charges less than 5%	$5,641,981	$6,170,111
Not subject to discretionary withdrawal	99,119	—
Total reserves	$5,741,100	$6,170,111

68

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

	2022	2021	2020
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$453,431	$651,572	$295,797
Transfers from separate accounts	(353,931)	(394,848)	(298,174)
Net transfers to (from) the separate accounts as reported in the statements of operations	$99,500	$256,724	$(2,377)

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $125,286, $47,870, $48,759, $48,744 and $85,497 as of December 31, 2022, 2021, 2020, 2019 and 2018, respectively. The risk charges remitted to the general account associated with these guarantees was $800, $868, $747, $512 and $590 for 2022, 2021, 2020, 2019 and 2018, respectively.
12.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $544,822 in 2023 an amount that is based on restrictions relating to the 2022 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $3,030,041 is unrestricted and held for the benefit of the Company’s stockholder.
During 2022, the Company paid ordinary cash dividends in the amounts of $166,000 on March 31, $209,000 on September 30, and $199,000 on December 31 to its stockholder, SFG.
On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2022, 2021 and 2020. The Company has recognized life-to-date interest of $99,500.
On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2022, 2021 and 2020. The Company has recognized life-to-date interest of $112,000.
69

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2022, 2021, and 2020. The Company has recognized life-to-date interest of $95,047.
On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2022, 2021, and 2020. The Company has recognized life-to-date interest of $60,000.
On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $13,000 and $10,863 in 2022 and 2021, respectively. The Company has recognized life-to-date interest of $23,863.
On May 4, 2022, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.1% payable in semi-annual installments. The maturity date of the note is March 31, 2052. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $4,980 in 2022. The Company has recognized life-to-date interest of $4,980.
70

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

13.INCOME TAXES
The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$609,794	$154,122	$763,916	$576,282	$46,816	$623,098	$33,512	$107,306	$140,818
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	609,794	154,122	763,916	576,282	46,816	623,098	33,512	107,306	140,818
Deferred tax assets nonadmitted	242,738	—	242,738	134,105	—	134,105	108,633	—	108,633
Subtotal net admitted deferred tax asset	367,056	154,122	521,178	442,177	46,816	488,993	(75,121)	107,306	32,185
Deferred tax liabilities	112,140	21,346	133,486	149,755	—	149,755	(37,615)	21,346	(16,269)
Net admitted deferred tax assets	$254,916	$132,776	$387,692	$292,422	$46,816	$339,238	$(37,506)	$85,960	$48,454
71

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$154,122	$154,122	$—	$46,816	$46,816	$—	$107,306	$107,306
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	254,916	—	$254,916	292,422	—	$292,422	(37,506)	—	$(37,506)
Adjusted gross deferred be realized following the balance sheet date	254,916	—	$254,916	292,422	—	292,422	(37,506)	—	(37,506)
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	700,918	XXX	XXX	735,727	XXX	XXX	(34,809)
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	112,140	—	$112,140	149,755	—	149,755	(37,615)	—	$(37,615)
Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$367,056	$154,122	$521,178	$442,177	$46,816	$488,993	$(75,121)	$107,306	$32,185
72

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	753%	844%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,671,065	$4,904,846
The impact of tax planning strategies at December 31 is as follows:

	2022		2021		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$609,794	$154,122	$576,282	$46,816	$33,512	$107,306
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1.1%	17.4%	1.1%	7.5%	—%	9.9%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$367,056	$154,122	$442,177	$46,816	$(75,121)	$107,306
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.2%	34.2%	2.0%	13.8%	0.2%	20.4%
The Company’s tax-planning strategies do not include the use of reinsurance.
There are no deferred tax liabilities that have not been recognized.
Current income taxes incurred consist of the following major components at December 31:

	2022	2021	2020
Current income tax:
Federal income tax on operations	$158,428	$137,652	$120,855
Federal income tax on net capital gains	(30,414)	180,995	7,780
Other	(27,504)	(14,838)	4,832
Federal and foreign income taxes incurred	$100,510	$303,809	$133,467
73

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The components of deferred tax assets and deferred tax liabilities are as follows:

	2022	2021	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$279,341	$285,903	$(6,562)
Investments	1,145	2,843	(1,698)
Deferred acquisition costs	267,781	232,876	34,905
Fixed assets	7,196	5,147	2,049
Compensation and benefits accrual	2,738	2,980	(242)
Pension accrual	31,114	30,190	924
Receivables - nonadmitted	1,596	1,391	205
Other (including items <5% of total ordinary tax assets)	18,883	14,952	3,931
Subtotal	609,794	576,282	33,512

Nonadmitted	242,738	134,105	108,633

Admitted ordinary deferred tax assets	367,056	442,177	(75,121)

Capital
Investments	154,122	46,816	107,306
Admitted capital deferred tax assets	154,122	46,816	107,306
Admitted deferred tax assets	$521,178	$488,993	$32,185

Deferred Tax Liabilities:
Ordinary
Investments	$29,240	$54,237	$(24,997)
Fixed assets	7,721	9,798	(2,077)
Deferred and uncollected premium	35,676	34,613	1,063
Policyholder reserves	38,298	51,563	(13,265)
Other (including items <5% of total ordinary tax liabilities)	1,205	(456)	1,661
Subtotal	112,140	149,755	(37,615)
Capital
Investments	21,346	—	21,346
Deferred tax liabilities	133,486	149,755	(16,269)
Net deferred tax assets	$387,692	$339,238	$48,454

74

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2022, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$95,702	21.0%
IMR amortization	1,309	0.3%
Tax exempt income	(24,986)	(5.5)%
Tax credits	(40,380)	(8.9)%
Change in nonadmitted assets	(5,498)	(1.2)%
Other	(6,095)	(1.3)%
Total statutory income taxes	$20,052	4.4%

Federal income taxes incurred	$100,510	22.1%
Change in net deferred income taxes	(80,458)	(17.7)%
Total statutory income taxes	$20,052	4.4%
At December 31, 2022, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $0 in 2022, $203,819 in 2021 and $0 in 2020.
On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022 (the Act). The Act contained various tax-related provisions, including the establishment of a new 15 percent corporate alternative minimum tax (CAMT) on adjusted financial statement income for certain large corporations effective for tax years beginning on or after January 1, 2023. Reporting entities that are aware they will be subject to the CAMT would normally reflect the effects of the Act on the calculations impacted by the CAMT in the period of enactment if reasonably estimable.
The Statutory Accounting Principles Working Group (the Working Group) issued INT 22-02: Third Quarter 2022 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax on October 6, 2022. On December 13, 2022, the Working Group adopted a consensus to extend this interpretation for December 31, 2022, and first quarter 2023 statutory financial statements. Because of the timing of the adoption of the Act and the considerable number of unknown variables at December 31, 2022, the Working Group determined that a reasonable estimate is not determinable for the calculations impacted by the CAMT and reporting entities shall not recognize impacts related to CAMT for the 2022 annual financial statements.
The Company expects that the new CAMT provisions will apply to it in 2023 and future years; however, it does not expect to incur any liability for additional taxes as it will not be allocated any portion of any potential consolidated CAMT liability under the tax sharing arrangement with its parent company.

75

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

14.EMPLOYEE BENEFIT PLANS
The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.
As of December 31, 2022, the Company anticipates contributing the following amounts to its health care plan:

2023	$1,091
2024	1,120
2025	1,179
2026	1,259
2027	1,318
Thereafter	7,305
The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2022 and 2021:

	Underfunded
Change in Postretirement Benefits	2022	2021	2020
Benefit obligation at beginning of year	$32,841	$35,149	$30,335
Service cost	1,674	1,600	1,319
Interest cost	948	814	939
Contribution by plan participants	447	509	523
Actuarial gain (loss)	(8,795)	(4,199)	3,929
Benefits paid	(1,200)	(1,032)	(1,214)
Plan amendments	—	—	(682)
Benefit obligation at end of year	$25,915	$32,841	$35,149

	Postretirement Benefits
Change in plan assets	2022	2021
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	753	523
Aplan participants' contributions	447	509
Benefits paid	(1,200)	(1,032)
Business combinations, divestitures and settlements	—	—
Fair value of plan assets at end of year	$—	$—
76

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

	Postretirement Benefits
Components of net periodic benefit costs	2022	2021	2020
Service cost	$1,674	$1,600	$1,319
Interest cost	948	814	939
Gains and losses	207	367	210
Prior service cost or credits	(96)	(96)	(81)
Total net periodic benefit cost	$2,733	$2,685	$2,387

Amounts in unassigned funds (surplus) recognized	Postretirement Benefits
as components of net periodic benefit cost	2022	2021	2020
Net prior service cost or credit arising during the period	$—	$—	$(683)
Net prior service cost or credit recognized	96	96	81
Net gain and loss arising during the period	(8,795)	(4,199)	3,929
Net gain and loss recognized	(207)	(367)	(210)
Items not yet recognized as a component of net periodic cost - current year	$(8,906)	$(4,470)	$3,117

Amounts in unassigned funds (surplus) that have not
yet been recognized as components of net periodic	Postretirement Benefits
benefit cost	2022	2021
Net prior service cost or credit	$—	$—
Net recognized gains and losses	(298)	17

Weighted-average assumptions used to determine	Postretirement Benefits
net periodic benefit cost as of December 31	2022	2021
Weighted-average discount rate	2.75%	2.40%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine	Postretirement Benefits
projected benefit obligation as of December 31	2022	2021
Weighted average discount rate	5.00%	2.75%
Rate of compensation increase	n/a	n/a
The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.
Compensation expense is recognized as shares to participants are committed to be released.
The expense for 2022, 2021 and 2020 was $27,486, $33,375 and $17,501, respectively.
77

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

15.OTHER RELATED PARTY TRANSACTIONS
The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $45,222, $36,321 and $31,765 in 2022, 2021 and 2020 , respectively, related to these contracts.
In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000. In 2016, the Company issued additional GICs of $100,000. During 2020, the contracts were surrendered. In 2021, Midland National reissued GICs to SEI for $200,000 that had been surrendered in 2020. In 2022, $101,000 of the contracts were surrendered. The remaining contracts have an account value of $100,687 at December 31, 2022 and are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $1,689, $1,386 and $3,114 in 2022, 2021 and 2020, respectively.
The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”). SEI holds an indirect interest in Guggenheim. During 2022, 2021 and 2020, the Company incurred fees of $39,252, $53,321 and $47,585, respectively, for these investment management services. In 2022, the fee structure changed from being calculated based on the average fair value of invested assets under management multiplied by a contractual rate, to a fixed fee structure.
The Company entered an agreement effective July 31, 2022 to receive investment management services from SFGAM, an affiliate registered investment advisor which was established in 2022. During 2022, the Company incurred $5,141 for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.
Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. The Company incurred expense of $8,528, $7,651 and $7,776 in 2022, 2021 and 2020, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.
In December 2020, the Company originated a commercial mortgage loan for Pathfinder Ranches, LLC, which is an indirect subsidiary of SEI in the amount of $25,000. The loan had a rate of 4.35% and was set to mature in 2027. In 2022, Pathfinder Ranches, LLC prepaid the entire remaining principal of the loan. A prepayment fee of $4,718 was collected at the time of the payoff. Interest earned on this loan was $1,147 and $1,088 in 2022 and 2021, respectively.
At December 31, 2022, the Company holds an investment security issued by GPIM. The security is reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2022 (6.82% interest, $51,406 par, $51,383 reported value, due 2023). At December 31, 2021, the security was reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus (3.50% interest, $51,816 par, $51,778 reported value, due 2023).
The Company holds $313,388 and $348,173 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2022 and December 31, 2021, respectively. The Company also holds $1,316,224 and $1,078,429 of
78

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2022 and 2021, respectively.
The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $156,558, $147,536 and $128,942 in 2022, 2021 and 2020, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2022, 2021 and 2020 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2022, 2021 and 2020 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100 in 2022 and 2021, and $125 in 2020, respectively, for the costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SIG for which it was reimbursed $6,019, $6,305 and $6,333 in 2022, 2021 and 2020, respectively, for costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SFN for which it was reimbursed $22,781, $24,945 and $19,750 in 2022, 2021 and 2020, respectively, for costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to Beacon. The Company received reimbursements of $747, $270, and $0 in 2022, 2021 and 2020, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $1,500, $500, and $0 in 2022, 2021 and 2020, respectively, for the costs incurred to render such services.
The Company issued surplus notes payable to SFG. The borrowings were $1,237,000 and $1,037,000 as of December 31, 2022 and 2021, respectively. The Company paid interest to SFG in the amount of $72,330, $65,213, and $54,350 in 2022, 2021 and 2020, respectively. See Note 12 for further discussion of these surplus notes.
The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.

79

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

16.COMMITMENTS AND CONTINGENCIES
Limited partnership commitments
At December 31, 2022 and 2021, the Company had outstanding capital commitments to limited partnerships of $1,509,768 and $751,352, respectively.
Lease commitments
The Company leases certain equipment and office space. Rental expense on operating leases of $1,773, $1,871 and $4,055 were incurred in 2022, 2021 and 2020, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2022 are as follows:

2023	$525
2024	512
2025	446
2026	313
2027	331
Thereafter	2,019
Other contingencies
Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
17.SUBSEQUENT EVENTS
The Company evaluated subsequent events through April 14, 2023, the date the financial statements were available to be issued.
Subsequent to December, 31, 2022, the US banking system experienced failures of Silvergate Bank, Silicon Valley Bank and Signature Bank and significant liquidity concerns across the banking industry, particularly among regional banks. Regulators have acted and continue to focus on further potential systemic risk. While the Company has no exposure in its investment portfolio to the three aforementioned banks that failed, the Company does have exposure to non-Systematically Important Financial Banks (SIBs), including a preferred stock holding in First Republic Bank. As of December 31, 2022, less than 1% of the Company’s cash was deposited with non-SIBs.
80

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
AS OF DECEMBER 31, 2022, 2021 and 2020
(Dollars in Thousands)

The Company is continuing to monitor the risks related to these events and all potential impacts to the Company. Potential impacts may include:
•Impacts to the Company’s investment portfolio, which could result in fair value changes and/or credit losses if economic conditions persist or worsen, including contagion to other areas of the US economy not currently experiencing economic stress.
•Changes in policyholder behavior, including banks and/or assumptions including potential increase in policyholder surrenders or withdrawals

While future events cannot be predicted with certainty, the Company does not expect the exposure to non-SIB institutions to have a material impact on the Company’s financial condition.

81

Part C
OTHER INFORMATION
Item 27. Exhibits:

(a)	Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(b)	Not Applicable

(c)	(1)	Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (21)

	(2)	Registered Representative Contract (8)

(d)	(1)	Form of Flexible Premium Deferred Variable Annuity Contract (8)

	(2)	Form of Flexible Premium Deferred Variable Annuity Contract (20)

	(3)	Optional LiveWell Value Endorsement (16)

	(4)	Enhanced Death Benefit Endorsement (19)

(e)	Application for Flexible Premium Deferred Variable Annuity Contract (8)

(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)

	(2)	By-laws of Midland National Life Insurance Company (2)

(g)	Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)

	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)

	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)

	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)

	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)

	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)

	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)

	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)

	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

	(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

	(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)

	(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

	(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

	(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

	(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

	(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

	(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

	(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

	(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

	(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(10)	(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

	(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

	(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

	(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

	(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

	(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

	(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(11)	(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

	(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
	(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

	(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

	(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

	(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

	(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

	(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

	(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

	(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

	(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

	(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

	(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)

	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

(i)	Not Applicable

(j)	Not Applicable

(k)	(1)	Opinion and Consent of Counsel (22)

	(2)	Power of Attorney (22)

(l)	(1)	Consent of Independent Registered Public Accounting Firm (22)

(21)	(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(21)	(p)	Performance Data Calculations (4)

1.    Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3.    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5.    Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8.    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9.    Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)
17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)
18.    Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
19.    Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on March 6, 2020 (File No. 333-176870)
20.    Incorporated herein by reference to Post-Effective Amendment No. 16 for Form N-4 on November 2, 2020 (File No. 333-176870)
21.    Incorporated herein by reference to Post-Effective Amendment No. 20 for Form N-4 on April 29, 2022 (File No. 333-176870)
22.     Filed herewith

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Darron K. Ash	Director
Willard Bunn, III	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
William D. Heinz	Director
Michael M. Masterson	Director
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Teri L. Ross	President – Shared Services
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director
David C. Attaway	Senior Vice President, Chief Financial Officer & Treasurer
Kelly Coomer[3]	Senior Vice President & Chief Information Officer
Anne Cooper	Senior Vice President and Chief Human Resources Officer
Brian Hansen	Senior Vice President, General Counsel & Secretary
Eric Y. Lin	Senior Vice President & Corporate Actuary
Donald T. Lyons	Senior Vice President
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Brett Agnew	Vice President and Associate General Counsel – Securities & Corporate Services and Assistant Secretary
Stacy Bagby	Vice President – Sales & Compliance Administration
Marcy Baker	Vice President – Governance & Analysis
Kathleen Bartling[2]	Vice President – Marketing & Customer Experience Life
Neil Berns	Vice President & Chief Strategy Officer-Life
Jamie Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President and Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Jackie Cockrum	Vice President – Administration
Timothy Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Casey C. Decker	Vice President - Strategic Partnerships & Digital Experience
Pam Doeppe	Vice President
Linda M. Durman	Vice President – Risk and Asset Liability Management
Daniel Edsen	Vice President – Finance Reporting
Kirk P. Evans	Vice President – Product Development & Risk Management
Trent Freier	Vice President - Corporate Markets
Christie Goodrich	Vice President – Life Product
Cyndi Hall	Vice President – Chief Compliance Officer
Jeannie Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark Kalinowski[3]	Vice President – Investment & Hedging Strategies
Marty E. Kennedy	Vice President – Sales Independent Broker Dealer
Richard D. King	Vice President – Strategy, Change Management and Continuous Process Improvement

Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Craig S. Krimbill	Vice President – Audit
Jai Kuchimanchi[3]	Vice President & Chief Technology Officer
Khen Leuk[3]	Vice President – Annuity Product Management
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth Nailor	Vice President – Agency Services
Nicholas Nelson	Vice President – Centralized Services
Thomas A. Nucaro	Vice President & Chief Tax Officer
Jackson Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Enterprise Applications
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun Parekh	Vice President - Life IT
Melissa R. Phillips	Vice President – Sales Operations Life
Michael A. Pietig	Vice President – Annuity New Business and Suitability
Jan E. Reiser	Vice President – Information Technology
Amy E. Rider	Vice President – Strategic Risk and Mortality Management
Melissa Scheuerman	Vice President – Business & Sales Development
Gary Self[2]	Vice President – Special Projects
Jeffery S. Stout	Vice President – Corporate Actuarial Modeling
Amy E. Teas	Vice President – Associate General Counsel- Litigation & Shared Services
Sarah Theis	Vice President & Chief Strategy Officer
Rachelle Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Carmen Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Pat Glover	Associate Vice President – Financial Reporting
Theresa B. Kuiper[2]	Associate Vice President – Treasury Operations
Jodi Schultz	Associate Vice President – Finance
Jill Williams[3]	Associate Vice President – Operational Compliance & Chief AML Officer
1     Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2     One Sammons Plaza, Sioux Falls, SD 57193-9991
3     433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Depositor or Registrant.
The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2022, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
3200 West Twain Holdings I LLC	DE	0.00
5 Burlington Woods JV, LLC	DE	44.00
5 Burlington Woods, LLC	DE	100.00
5180 CLO LP	DE	0.00
5180-2 CLO LP	DE	0.00
550 Capital, Inc.	DE	100.00
ABV Holdings, LLC	NC	100.00
AC Storage, LLC	DE	100.00
Access Plus (Scotland) Ltd.	SCT	100.00

ACEI Holdco, LLC	DE	100.00
Acri Holdings LLC (fka G-Craton Holdings LLC)	DE	0.00
Acsal Holdco LLC	DE	0.00
Aerial Platform Hire Limited	IRE	100.00
AHC Villas Richmond, LLC	TX	70.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00
Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00
Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00
Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
Albion WM 1, LLC	DE	100.00
Alternative Power Solutions, Inc.	DE	100.00
AMC Investor Holdings LLC	DE	0.00
AmeyBriggs Asset Holdings Limited	GBR	50.00
AmeyBriggs Assets Limited	GBR	100.00
AmeyBriggs Services Holding Limited	GBR	50.00
AmeyBriggs Services Limited	GBR	100.00
Artemis Aircraft Investments, LLC	DE	0.00

ASG Mortgage Investors, LLC	DE	35.29
Asheville Resolution Corporation	DE	100.00
Aspen Solar, LLC	NC	100.00
Asset Consulting Group, LLC	DE	100.00
Balloo Hire Centre Limited	IRE	100.00
Balloo Hire Limited	IRE	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRE	100.00
BBEP Legacy Holdings, LLC	DE	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bennington Stark Capital Company, LLC	DE	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
BFC Capital Company, LLC	DE	100.00
Bingham CDO L.P.	CYM	0.00
Blanford Capital Company #1, LLC	CYM	100.00
Blanford Capital Company #10, LLC	CYM	100.00
Blanford Capital Company #11, LLC	CYM	100.00
Blanford Capital Company #12, LLC	CYM	100.00
Blanford Capital Company #13, LLC	CYM	100.00
Blanford Capital Company #14, LLC	CYM	100.00
Blanford Capital Company #15, LLC	CYM	100.00
Blanford Capital Company #16, LLC	CYM	100.00
Blanford Capital Company #17, LLC	CYM	100.00
Blanford Capital Company #18, LLC	CYM	100.00
Blanford Capital Company #19, LLC	CYM	100.00
Blanford Capital Company #2, LLC	CYM	100.00
Blanford Capital Company #20, LLC	CYM	100.00
Blanford Capital Company #21, LLC	CYM	100.00
Blanford Capital Company #22, LLC	CYM	100.00
Blanford Capital Company #23, LLC	CYM	100.00
Blanford Capital Company #24, LLC	CYM	100.00
Blanford Capital Company #25, LLC	CYM	100.00
Blanford Capital Company #26, LLC	CYM	100.00
Blanford Capital Company #3, LLC	CYM	100.00
Blanford Capital Company #4, LLC	CYM	100.00
Blanford Capital Company #5, LLC	CYM	100.00
Blanford Capital Company #6, LLC	CYM	100.00
Blanford Capital Company #7, LLC	CYM	100.00
Blanford Capital Company #8, LLC	CYM	100.00
Blanford Capital Company #9, LLC	CYM	100.00
Blulift Limited	IRE	100.00
Bound Brook Capital Corporation	DE	100.00
BRE NC Solar 1, LLC	NC	100.00
Brier Creek Capital Company #1, LLC	CYM	100.00
Briggs Equipment Ireland Limited	IRE	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00

Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media Holdings LLC	DE	0.00
Bronco Media MM LLC	DE	100.00
Cainhoy Land & Timber, LLC	DE	65.50
Campa Funding LLC	DE	0.00
Canal Reinsurance Company	IA	100.00
CardCash Holdings, LLC	DE	0.00
Carmocela Investimentos Imobiliarios e Turisticosm Unipessoal, Lda	PRT	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00
CCI Historic, Inc.	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Ohana LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Cedar Springs (Cayman) Ltd.	CYM	100.00
Cedar Springs Capital Company, LLC	DE	100.00
Chelsea Creek Capital Company, LLC	DE	100.00
Clemina Hydro Power GP Ltd.	BC	100.00
Clemina Hydro Power LP	BC	99.00
Clemina Hydro Power LP	BC	0.01
Collectible Antiquities Company, LLC	DE	100.00
Columbia Mountains Power GP Ltd.	BC	100.00
Columbia Mountains Power LP	BC	99.00
Columbia Mountains Power LP	BC	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Concord Minutemen Capital Company, LLC	DE	100.00
Consolidated Investment Services, Inc.	NV	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Copper River CLO Ltd.	CYM	0.00
Corio Funding, LLC	DE	100.00
Corio RR Finance Co., LLC	DE	100.00
Corio RR Finance Co.-2, LLC	DE	100.00
Corio RR Finance-3, LLC	DE	100.00
Corio RR Finance-4, LLC	DE	100.00

Corio RR Funding, LLC	DE	100.00
Cornwall Solar Center, LLC	NC	100.00
Covestre Capital Holdings LLC	DE	100.00
Covestre Capital LLC	DE	100.00
Covestre Capital PropCo-1 LLC	DE	100.00
Covestre Capital PropCo-10 LLC	DE	100.00
Covestre Capital PropCo-11 LLC	DE	100.00
Covestre Capital PropCo-12 LLC	DE	100.00
Covestre Capital PropCo-13 LLC	DE	100.00
Covestre Capital PropCo-14 LLC	DE	100.00
Covestre Capital PropCo-15 LLC	DE	100.00
Covestre Capital PropCo-16 LLC	DE	100.00
Covestre Capital PropCo-17 LLC	DE	100.00
Covestre Capital PropCo-18 LLC	DE	100.00
Covestre Capital PropCo-19 LLC	DE	100.00
Covestre Capital PropCo-2 LLC	DE	100.00
Covestre Capital PropCo-21 LLC	DE	100.00
Covestre Capital PropCo-22 LLC	DE	100.00
Covestre Capital PropCo-23 LLC	DE	100.00
Covestre Capital PropCo-24 LLC	DE	100.00
Covestre Capital PropCo-25 LLC	DE	100.00
Covestre Capital PropCo-26 LLC	DE	100.00
Covestre Capital PropCo-27 LLC	DE	100.00
Covestre Capital PropCo-28 LLC	DE	100.00
Covestre Capital PropCo-29 LLC	DE	100.00
Covestre Capital PropCo-3 LLC	DE	100.00
Covestre Capital PropCo-30 LLC	DE	100.00
Covestre Capital PropCo-31 LLC	DE	100.00
Covestre Capital PropCo-32 LLC	DE	100.00
Covestre Capital PropCo-33 LLC	DE	100.00
Covestre Capital PropCo-35 LLC	DE	100.00
Covestre Capital PropCo-4 LLC	DE	100.00
Covestre Capital PropCo-5 LLC	DE	100.00
Covestre Capital PropCo-8 LLC	DE	100.00
Covestre Capital PropCo-9 LLC	DE	100.00
Crestwood Solar Center, LLC	NC	100.00
Crown Point Capital Company, LLC	DE	100.00
CSCN LLC	DE	0.00
DBI/ASG Advisors, LP	DE	14.00
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.40
DC Solutions LLC	DE	100.00
Dement Farm, LLC	NC	100.00
DLPG II Executive, LLC	DE	0.00
DLPG, LLC	DE	100.00
Duplin Solar II, LLC	NC	100.00
Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00
E2M Partners, LLC	DE	100.00
E2M Villas at RPW, LLC	TX	79.30
ELM 2 MM Funding LLC	DE	100.00

ELM 3 MM Funding LLC	DE	100.00
ELM MM LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	BC	100.00
English Hydro Power LP	BC	0.01
English Hydro Power LP	BC	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00
ESA Smithfield 1 NC, LLC	NC	100.00
ETCO C-B LLC	DE	0.00
ETCO C-G LLC	DE	0.00
ETGP-AMZ 1 Venture, LP	DE	97.00
ETGP-AMZ 2 Venture, LP	DE	97.00
ETMF C-B LLC	DE	0.00
ETMF C-G LLC	DE	0.00
ETUR C-B LLC	DE	0.00
ETUR C-G 2 LLC	DE	0.00
FD Orange Beach 859, LLC	DE	100.00
First Light Acquisition Group, Inc.	DE	16.02
Fitzcarraldo Funding LLC	DE	0.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Fosthall Creek Power LP	BC	99.00
Franklin Park (Cyprus) Limited	CYP	100.00
Galway Pland and Tool Hire Limited	IRE	100.00
GC Deferred Compensation I, LLC	DE	100.00
GC Disbursement Agent, LLC	DE	100.00
GC Orpheus Investors, LLC	DE	21.70
GC Orpheus Investors, LLC	DE	0.00
GC Parent Holdings, LLC	DE	100.00
GC Pilar Golf Investment, LLC	DE	100.00
G-Covestre Capital Holdings LLC	DE	0.00
G-Craton 2 MM LLC	DE	100.00
G-Craton MM LLC	DE	100.00
GDP - Pilara Lotes, LLC	DE	100.00
GEFI Company, LLC	DE	99.5
GEFI Company, LLC	DE	0.0
Generation Financial Group LLC	DE	50.00
Generation Financial Group LLC	DE	50.00
Generation Mortgage Company, LLC	CA	100.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00

Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
G-Ficus Holdings LLC	DE	0.00
G-Ficus MM LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
GFMH, LLC	DE	99.77
GFP Green Inc.	CYM	100.00
GFP Peru Dunas Holdings, Inc.	CYM	100.00
GFPIC, L.P.	CYM	34.50
GFPID, LLC	DE	40.00
GGIC Greenbacker Funding Ltd.	CYM	100.00
GGIC IIP Holdings Ltd.	CYM	100.00
GGIC IIP Holdings, L.P.	CYM	0.00
GGIC IIP Holdings, L.P.	CYM	85.68
GGIC KTI Holdings Ltd.	CYM	100.00
GGIC Manager, LLC	DE	100.00
GGIC, Ltd.	CYM	75.60
GGP Holdco, LLC	DE	100.00
GGP Sponsor Holdings, LLC	DE	100.00
GI Holdco II LLC	DE	100.00
GI Holdco II Sub LLC	DE	100.00
GI Holdco LLC	DE	100.00
GIA Europe Holdings, Ltd.	CYM	100.00
GIBSL SN, LLC	DE	0.00
GIES Holdco, LLC	DE	0.00
GIES Investment, LLC	DE	0.00
GIES Managing Member, LLC	DE	100.00
GIES, LLC	DE	89.80
GIES, LLC	DE	0.00
GIFLS Capital Company, LLC	CYM	100.0
GIFLS Capital Company, LLC	CYM	0.0
GIFM Holdings Trust	DE	100.00
GIFMS Capital Company, LLC	CYM	99.50
GIFMS Capital Company, LLC	CYM	0.00
GIFS Capital Company, LLC	CYM	100.00
Gila Bend Power Partners, LLC	DE	100.00
GIM GP Ltd.	CYM	100.00
GLAC Holdings, LLC	DE	100.00
GLAC LV Holdings, LLC	DE	99.50
GLAC LV Holdings, LLC	DE	0.00
GLAM MilHsg Fee LLC	DE	0.00
GM Lansing 824, LLC	DE	100.00
GMI GPIM, LLC	DE	100.00
GMI GPIMH, LLC	DE	100.00
GN Fund I, LLC	FL	100.00
GNP-BA S.R.L.	ARG	95.00
GNP-BA, LLC	FL	100.00

GNP-IC, LLC	DE	100.00
GNP-MR, LLC	ID	100.00
G-One Holdings LLC	DE	0.00
G-One MM LLC	DE	100.00
Gores Guggenheim Sponsor LLC	DE	50.00
GP Feeder Fund Management, LLC	DE	100.00
GP Holdco, LLC	DE	99.50
GP Holdco, LLC	DE	0.00
GP India Opportunities Feeder Fund, LP	CYM	0.00
GPA Services, LLC	DE	100.00
GPAM Holdings II, LLC	DE	100.00
GPAM Holdings, Inc.	DE	100.00
GPC LIX, LLC	DE	100.00
GPFT Holdco, LLC	DE	100.00
GPH Funding II, LLC	DE	100.00
GPI Ventures, LLC	DE	100.00
GPIM Holdings VIII, Ltd.	CYM	100.00
GPIMH Sub Holdco, Inc.	DE	100.00
GPIMH Sub, LLC	DE	100.00
G-PIPE LLC	DE	0.00
G-PIPE MM LLC	DE	100.00
GPM: Fundrise, LLC	DE	100.00
GPM-Center Court, LLC	DE	0.00
G-Prairie MM LLC	DE	100.00
G-PUFF 2 LLC	DE	0.00
G-PUFF 2 MM LLC	DE	100.00
G-PUFF 3 LLC	DE	0.00
G-PUFF 3 MM LLC	DE	100.00
G-PUFF LLC	DE	0.00
G-PUFF MM LLC	DE	100.00
GRE MM LLC	DE	100.00
Great Bridge Capital Company, LLC	DE	100.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
GRREP Holdings, LLC	DE	99.50
GRREP Holdings, LLC	DE	0.00
GS Gamma Advisors, LLC	DE	50.00
GS Gamma Investments, LLC	DE	0.00
GS Gamma Management, LLC	DE	50.00
GSA, LLC	DE	100.00
GSFI, LLC	DE	70.00
GSFI, LLC	DE	0.00
GSFI, LLC	DE	30.00
Guggenheim Advisors, LLC	DE	100.00
Guggenheim Alternative Asset Management, LLC	DE	100.00
Guggenheim Capital Management (Asia) Private Limited	IND	99.00
Guggenheim Capital, LLC	DE	30.00
Guggenheim Core Plus Fund, LLC	DE	0.00
Guggenheim Corporate Funding, LLC	DE	100.00
Guggenheim Credit Services, LLC	DE	100.00

Guggenheim Development Services, LLC	DE	100.00
Guggenheim Disbursement Agent, LLC	DE	100.00
Guggenheim Energy LLC	DE	100.00
Guggenheim Energy Opportunities Fund, LP	DE	0.00
Guggenheim Funds Distributors, LLC	DE	100.00
Guggenheim Funds Investment Advisors, LLC	DE	100.00
Guggenheim Funds Services, LLC	DE	100.00
Guggenheim GGP Holdings, LLC	DE	100.00
Guggenheim Global Investments Public Limited Company	IRL	100.00
Guggenheim Global Investments Public Limited Company	IRL	0.00
Guggenheim GN Fund I, Ltd. (fka Guggenheim-Nicklaus Fund I, Ltd.)	FL	89.50
Guggenheim GN Fund I, Ltd. (fka Guggenheim-Nicklaus Fund I, Ltd.)	FL	0.00
Guggenheim GNP, LLC (fka Guggenheim Nicklaus Partners, LLC)	DE	99.5
Guggenheim GNP, LLC (fka Guggenheim Nicklaus Partners, LLC)	DE	0
Guggenheim Golf Properties Investor, LLC	DE	99.50
Guggenheim Golf Properties Investor, LLC	DE	0.00
Guggenheim High-Yield Fund, LLC	DE	0.00
Guggenheim High-Yield Plus Fund SPC	CYM	0.00
Guggenheim High-Yield Plus Master Fund SPC	CYM	0.00
Guggenheim Holdco Sub II, LLC	DE	100.00
Guggenheim Insurance Holdco, LLC	DE	100.00
Guggenheim Investment Advisors (Europe) Limited	GBR	100.00
Guggenheim Investment Advisors, LLC	DE	100.00
Guggenheim Investor Services, LLC	DE	100.00
Guggenheim Loan Fund, LLC	DE	0.00
Guggenheim Loan Services Company, Inc.	CA	100.00
Guggenheim Loan Services Company, LLC	DE	100.00
Guggenheim Management, LLC	DE	100.00
Guggenheim Manager, Inc.	DE	100.00
Guggenheim NSA Napoli-Mirabella Trust 2019	DE	0.00
Guggenheim NSA Napoli-Mirabella Trust 2022	DE	0.00
Guggenheim Opportunities Investors I-B, LLC	DE	100.00
Guggenheim Opportunities Investors IV, LLC	DE	100.00
Guggenheim Opportunities Investors V, LLC	DE	100.00
Guggenheim Opportunities Investors VI, LLC	DE	100.00
Guggenheim Partners Advisors, LLC	DE	100.00
Guggenheim Partners Advisory Company	SD	100.00
Guggenheim Partners Europe Limited	IRL	100.00
Guggenheim Partners Fund Management (Europe) Limited	IRL	100.00
Guggenheim Partners India GP, LLC	DE	33.30
Guggenheim Partners India Holdings, LLC	DE	100.00
Guggenheim Partners India Management, LLC	DE	100.00
Guggenheim Partners Investment Management Holdings, LLC	DE	99.50
Guggenheim Partners Investment Management Holdings, LLC	DE	0.00
Guggenheim Partners Investment Management, LLC	DE	99.90
Guggenheim Partners Investment Management, LLC	DE	0.00
Guggenheim Partners Japan, Ltd.	JPN	100.00
Guggenheim Partners Middle East Limited	ARE	100.00
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	0.00

Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	0.00
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	100.00
Guggenheim Partners, LLC	DE	100.00
Guggenheim Payroll Agent, LLC	DE	100.00
Guggenheim Portfolio Company VII, LLC	DE	100.00
Guggenheim Portfolio Company X, LLC	DE	100.00
Guggenheim Premises I, LLC	DE	99.50
Guggenheim Premises I, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	0.00
Guggenheim Private Debt Fund 2.0-I, LLC	DE	0.00
Guggenheim Private Debt Fund Managing Member, LLC	DE	100.00
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	0.00
Guggenheim Private Debt Fund Note Issuer, LLC	DE	0.00
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100.00
Guggenheim Private Debt Fund, LLC	DE	0.00
Guggenheim Private Debt Fund, Ltd.	CYM	0.00
Guggenheim Private Debt Master Fund 2.0, LLC	DE	74.56
Guggenheim Private Debt Master Fund 2.0, LLC	DE	12.35
Guggenheim Private Debt Master Fund 2.0, LLC	DE	13.08
Guggenheim Private Debt Master Fund 2.0, LLC	DE	0.00
Guggenheim Private Debt Master Fund, LLC	DE	0.00
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100.00
Guggenheim Real Estate (CA), Inc. (fka Guggenheim Real Estate (CA), Inc. (fka Guggenheim Commercial Real Estate Finance (CA), Inc.)	DE	100.00
Guggenheim Real Estate, LLC (fka Guggenheim Commercial Restate Finance, LLC)	DE	100.00
Guggenheim Receivable Financing, LLC	DE	100.00
Guggenheim Retail Real Estate Partners, LLC	DE	100.00
Guggenheim Securities Credit Partners, LLC	DE	100.00
Guggenheim Securities Europe Limited	IRE	100
Guggenheim Securities Greece Holdings, LLC	DE	100
Guggenheim Securities International, Ltd.	GBR	100.00
Guggenheim Securities Ireland Holdings, LLC	DE	100
Guggenheim Securities, LLC	DE	100.00
Guggenheim Securities, LLC	DE	0.00
Guggenheim Services, LLC	DE	99.50
Guggenheim Services, LLC	DE	0.00
Guggenheim SPAC Holdings, LLC	DE	99.50
Guggenheim SPAC Holdings, LLC	DE	0.00
Guggenheim Transparent Value, LLC	DE	99.50
Guggenheim Transparent Value, LLC	DE	0.00
Guggenheim Treasury Services (Europe) Limited	GBR	100.00
Guggenheim Treasury Services Corporation (N.Y.)	DE	100.00
Guggenheim Treasury Services International Limited	CYM	100.00
Guggenheim Treasury Services, LLC	DE	100.00
Guggenheim Trust Assets, LLC	DE	100.00
Guggenheim-meZocliq Holdings, LLC	DE	100.00
Gulf of Mexico Energy Infrastructure Platform LLC	DE	0.00

Gulf of Mexico Energy Infrastructure Platform MM LLC	DE	100.00
GW Ocean, LLC	DE	50.00
GW Phoenix 799, LLC	DE	100.00
GWM Holdco, LLC	DE	99.50
GWM Holdco, LLC	DE	0.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy Investor VI, LLC	DE	1.00
Heelstone Energy Investor VII, LLC	DE	1.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00
Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00
Hyperscale Funding LLC	DE	0.00
Hyperscale MM Funding LLC	DE	100.00
Hypnos C-B LLC	DE	0.00
Hypnos C-G LLC	DE	0.00
Hypnos Funding LLC	DE	0.00
Hypnos Holdco LLC	DE	0.00
Hypnos MM LLC	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
Internet Radio Funding II, LLC	DE	0.00
Internet Radio Funding, LLC	DE	0.00
IPEX LLC	DE	100.00
IPEX Services, LLC	DE	100.00
Iron Hill CLO Designated Activity Company	IRL	0.00
I-SAIL, LLC	DE	0.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00
J.B. Plant Hire Limited	GBR	100.00
Jasmine Asset Funding Limited	CYM	100.00
Java Acquisition Company 0013, LLC	DE	100.00
Java Acquisition Company 0031, LLC	DE	100.00
JL Ada 1846, LLC	DE	100.00
JL Amelia 1619, LLC	DE	100.00
JL Ardmore 1563, LLC	DE	100.00
JL Bedford 1458, LLC	DE	100.00
JL Bee Cave 1559, LLC	DE	100.00
JL Beloit 1365, LLC	DE	100.00

JL Bolivar 1575, LLC	DE	100.00
JL Broken Bow 1694, LLC	DE	100.00
JL Brownsville 1524, LLC	DE	100.00
JL Canton 1593, LLC	DE	100.00
JL Cape Girardeau 1502, LLC	DE	100.00
JL Centerton 1337, LLC	DE	100.00
JL Chattanooga 1491, LLC	DE	100.00
JL Chickasha 1476, LLC	DE	100.00
JL Corpus Christi 1454, LLC	DE	100.00
JL Cortlandville 1462, LLC	DE	100.00
JL Cypress 821, LLC	DE	100.00
JL Delavan 1363, LLC	DE	100.00
JL Depew 1297, LLC	DE	100.00
JL D'Iberville 1506, LLC	DE	100.00
JL Dripping Springs 1369, LLC	DE	100.00
JL East Syracuse 1473, LLC	DE	100.00
JL El Paso 1537, LLC	DE	100.00
JL El Paso 1542, LLC	DE	100.00
JL El Paso 1546, LLC	DE	100.00
JL El Paso 1587, LLC	DE	100.00
JL Evansville 1459, LLC	DE	100.00
JL Fayetteville 1336, LLC	DE	100.00
JL Flowood 1515, LLC	DE	100.00
JL Fort Oglethorpe 1492, LLC	DE	100.00
JL Fort Smith 1698, LLC	DE	100.00
JL Fort Worth 1393, LLC	DE	100.00
JL Fort Worth 834, LLC	DE	100.00
JL Fort Wright 1611, LLC	DE	100.00
JL Frankfort 1460, LLC	DE	100.00
JL Georgetown 1407, LLC	DE	100.00
JL Hampton 1595, LLC	DE	100.00
JL Hornell 1697, LLC	DE	100.00
JL Hughes Springs 1696, LLC	DE	100.00
JL Hugo 1704, LLC	DE	100.00
JL Idabel 1702, LLC	DE	100.00
JL Jeffersonville 1440, LLC	DE	100.00
JL Jonesboro 1553, LLC	DE	100.00
JL Kyle 1338, LLC	DE	100.00
JL Lake Hallie 1434, LLC	DE	100.00
JL Lexington 1436, LLC	DE	100.00
JL Little Rock 1489, LLC	DE	100.00
JL Louisville 1437, LLC	DE	100.00
JL Machesney Park 1388, LLC	DE	100.00
JL Manitowoc 1257, LLC	DE	100.00
JL Manvel 1255, LLC	DE	100.00
JL Marion 1499, LLC	DE	100.00
JL Mason 1523, LLC	DE	100.00
JL McAlester 1490, LLC	DE	100.00
JL Milwaukee 1397, LLC	DE	100.00
JL Mobile 1536, LLC	DE	100.00

JL New Hartford 1463, LLC	DE	100.00
JL New Lenox 986, LLC	DE	100.00
JL Nixa 1386, LLC	DE	100.00
JL Normal 1457, LLC	DE	100.00
JL Oak Creek 1269, LLC	DE	100.00
JL Oconomowoc 1513, LLC	DE	100.00
JL Oshkosh 1465, LLC	DE	100.00
JL Owensboro 1461, LLC	DE	100.00
JL Peoria 1539, LLC	DE	100.00
JL Peoria 1638, LLC	DE	100.00
JL Pharr 1482, LLC	DE	100.00
JL Plover 1320, LLC	DE	100.00
JL Porter 1414, LLC	DE	100.00
JL Princeton 1332, LLC	DE	100.00
JL Radcliff 1569, LLC	DE	100.00
JL Richland 1509, LLC	DE	100.00
JL Rockford 1428, LLC	DE	100.00
JL Rolla 1534, LLC	DE	100.00
JL Saraland 1552, LLC	DE	100.00
JL Sheboygan 1628, LLC	DE	100.00
JL Siloam Springs 1448, LLC	DE	100.00
JL Springfield 1433, LLC	DE	100.00
JL Springfield 1495, LLC	DE	100.00
JL St. Robert 1582, LLC	DE	100.00
JL Sun Prairie 1514, LLC	DE	100.00
JL Syracuse 1550, LLC	DE	100.00
JL Tyler 1583, LLC	DE	100.00
JL Webster 1313, LLC	DE	100.00
JLB 2728 Cedar Springs, LP	TX	30.00
JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB Center Street, LP	TX	70.00
JLB Center Street, LP	TX	30.00
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00
JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00
JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB Portales Partners LLC	DE	50.00
JLB Portales Partners Mgr L.P.	TX	23.90
JLB Portales Partners Mgr L.P.	TX	76.10
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00

JLB West Paces Phase I L.P.	TX	1.00
JLB Winhall, LP	TX	70.00
JLB Winhall, LP	TX	30.00
JLx3, LLC	DE	61.12
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00
KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00
KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kemps Landing Capital Company, LLC	DE	100.00
Kenansville Solar Farm, LLC	NC	100.00
Kennecott Funding Ltd.	CYM	0.00
Kips Bay Capital Company #4, LLC	CYM	100.00
Lafayette Solar I, LLC	NC	100.00
Lansing 824 Retail, LLC	DE	100.00
Laois Hire Services Limited	IRE	100.00
Laramie Wind LLC	WY	100.00
Laurinburg Solar, LLC	NC	100.00
LAV MP Holding, LLC	DE	100.00
Legacy Capital Company, LLC	DE	100.00
Legacy KDC Holdings, LLC	DE	35.60
Lexington Parker Capital Company, L.L.C.	DE	100.00
Liberty Hampshire Holdings, LLC	DE	99.50
Liberty Hampshire Holdings, LLC	DE	0.00
Links GKPL Holdco, LLC	DE	100.00
Links GPJL Holdco, LLC	DE	100.00
Links Holdings LLC	DE	99.50
Links Holdings LLC	DE	0.00
Links Holdings, Inc.	DE	100.00
Lionel Investors LLC	DE	44.00
Lionel Investors LLC	DE	0.00
Littlefield Solar Center, LLC	NC	100.00
Magma WCFF II Ltd.	CYM	0.00
MCCW Dahlonega 1637, LLC	DE	100.0
MERLIN Series 2015-A LLC	DE	0.00
MERLIN Series 2015-B LLC	DE	0.00
MERLIN Series 2015-C LLC	DE	0.00
Meteora Venture Partners Acquisition Corp.	DE	17.31
Metric Finance Acquisition Corp. I	DE	100.00
Metric Finance Acquisition Corp. II	CYM	100.00
Metric Finance Acquisition Corp. III	CYM	100.00
Metric Finance Acquisition Corp. IV (fka Bound Brook Capital Corporation)	DE	100.00
Metric Finance Holdings I, LLC	DE	100.00
Metric Finance Holdings II, LLC	DE	100.00

Metric Finance Holdings III, LLC	DE	100.00
Metric Finance Holdings IV, LLC	DE	100.00
Metric Finance TopCo, LLC	DE	99.50
Metric Finance TopCo, LLC	DE	0.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
meZocliq LLC	DE	41.90
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Molly Aida Funding LLC	DE	0.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Moore's Creek Capital Corporation	DE	100.00
Morgan Farm, LLC	NC	100.00
Morrow Park City Apartments LLC	DE	34.30
Morrow Park City Apartments LLC	DE	65.70
Morrow Park Holding LLC	DE	50.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
National Brand Investors I, LLC	DE	0.00
NC Lincolnshire 624, LLC	DE	100.00
NC Little Rock 642, LLC	DE	100.00
NC Naperville 623, LLC	DE	100.00
NE Lewiston 820, LLC	DE	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00
Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
NZC Guggenheim Fund Limited	CYM	0.00
NZC Guggenheim Fund LLC	DE	0.00
NZC Guggenheim Master Fund Limited	CYM	0.00
NZCG Feeder 1, L.P.	CYM	0.00
NZCG Funding LLC	DE	100.00
NZCG Funding Ltd.	CYM	100.00
Optimus Funding Company, LLC	DE	100.00
Orinoco Funding LLC	DE	0.00
Orpheus Funding LLC	DE	0.00
Orpheus Holdings LLC	DE	0.00
Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00

Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00
Pathfinder Renewable Wind Energy, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
Pilar Holdings, LLC	FL	0.00
Pilar Holdings, LLC	FL	0.00
Pilara Lotes II, LLC	DE	100.00
PLIC Holdings, LLC	DE	100.00
PLUS Funding IV, LLC	DE	0.00
PR Holdings Inc.	DE	100.00
Promenade Funding LLC	DE	0.00
Promenade Holdco LLC	DE	0.00
Promenade MM LLC	DE	100.00
Promenade-C 2 LLC	DE	0.00
Property Disposition, Inc.	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	90.00
PV Project Holdings IV, LLC	NC	10.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
PV Project Holdings V, LLC	NC	0.00
PV Project Lessee V-2015, LLC	DE	0.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relationship Funding (Cayman) Ltd.	CYM	100.00
REST, LLC	DE	0.00
Retail Investors III, LLC	DE	0.00
Ridgefield Funding Company, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosales Funding LLC	DE	17.00
Rosales Funding LLC	DE	76.50
Rosales Funding LLC	DE	0.00
Rosales Holdco LLC	DE	0.00

Rosemount Holdings Ltd	SCT	100.00
Rydex Holdings, LLC	KS	100.00
SAGE Assets, Inc.	DE	100.00
SAIL 4 Finance, LLC	DE	0.00
SAIL 4 VFN NOTE ISSUER, LLC	DE	0.00
SAILES 4-O, LLC	DE	0.00
SAILS-3, LLC	DE	0.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons CAES Holdings, LLC	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Energy Storage Holdings LLC	WY	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00
Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00
Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	BC	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00
Sands Point Funding Ltd.	CYM	0.00
Sandy Point Capital Company, LLC	DE	100.00
Saratoga (Cayman), Ltd.	CYM	100.00
Saratoga Springs Capital Company, LLC	DE	100.00
SB Tech Holdings I LLC	DE	0.00
SB Tech Holdings I MM LLC	DE	100.00
SC-CJ Phoenix 1584, LLC	DE	100.00
SC-H Sellersburg 1373, LLC	DE	100.00
SE Napa 1279, LLC	DE	100.00
SE Orangevale 1223, LLC	DE	100.00
SE Sacramento 1224, LLC	DE	100.00
SE Stockton 1394, LLC	DE	100.00
SE Union City 1247, LLC	DE	100.00
Security Investors, LLC	KS	100.00
Serpentine Hydro Power GP Ltd.	BC	100.00
Serpentine Hydro Power LP	BC	99.00
Serpentine Hydro Power LP	BC	0.01
Seven Sticks CLO Ltd.	CYM	0.00
Seven Sticks, LLC	SC	100.00
SFG Bermuda, LTD	BM	100.00
SFG Fortuna, LLC	DE	100.00
SFG Tenura, LLC	DE	100.00

Shelby Randolph Road Solar I, LLC	NC	100.00
Short Hills Capital Company #1, LLC	CYM	100.00
Short Line Rail Transportation LLC	DE	0.00
Short Line Rail Transportation MM LLC	DE	100.00
SID Solar I, LLC	NC	100.00
Silver Sustainable Solutions Corp. (fka GPH Funding I, LLC)	DE	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00
SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE Blocker #5, Inc.	DE	100.00
SRE Blocker #6, Inc.	DE	100.00
SRE Blocker #7, Inc.	DE	100.00
SRE Blocker #8, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	BC	100.00
SRE Hydro Canada General Services Ltd.	BC	100.00
SRE Hydro Canada-1, LLC	DE	99.50
SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00
SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50
SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stellar Funding, Ltd.	CYM	0.00
Stewart Creek Grazing Association, LLC	WY	50.00

Stewart Creek Grazing Association, LLC	WY	50.00
Stonebridge Investors III, LLC	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
Sync Storage Solutions, Inc.	DE	100.00
TEK Financial, LLC	DE	99.50
TEK Financial, LLC	DE	0.00
Teton Holdings I LLC (fka G-Prairie LLC)	DE	0.00
Teton Holdings II MM LLC	DE	100.00
The Liberty Hampshire Capital Company, LLC	DE	100.00
The Liberty Hampshire Company, LLC	DE	100.00
Thomas Creek Capital Corporation	DE	100.00
Thomas Weisel India Opportunity Fund, L.P.	DE	0.00
TLEXP Ellisville 926, LLC	DE	100.00
TLEXP Overland Park 978, LLC	DE	100.00
TLEXP St. Peters 899, LLC	DE	100.00
Toledo-MNG, LLC	DE	90.57
Toledo-SLS, LLC	DE	90.57
Trainingplus.Com Ltd.	SCT	100.00
Transparent Value Private Limited	IND	99.97
Transparent Value, L.L.C.	DE	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Ulmus Funding LLC	DE	17.00
Ulmus Funding LLC	DE	76.50
Ulmus Funding LLC	DE	0.00
Ulmus Holdco LLC	DE	0.00
Valcour Bay Capital Company, LLC	DE	100.00
Van Slyke Solar Center, LLC	NC	100.00
VG ECU Holdings LLC	DE	100.00
VG Morrow Park Capital LLC	DE	84.80
VG Morrow Park Capital LLC	DE	15.20
VGH/Dallas LLC	DE	70.00
Village Green Communications LLC	DE	100.00
Village Green Holding LLC	DE	100.00
Village Green Management Company LLC	DE	100.00
Village Green Management Company of Illinois LLC	DE	100.00
Village Green Management Company of North Carolina LLC	DE	100.00
Village Green Management Company of Pennsylvania LLC	DE	100.00
Washington Lee Capital Company, LLC	DE	100.00
Washington Morgan Capital Company, LLC	DE	100.00
West Coast QSR Acquisitions, LLC	DE	100.00
White Oak Guggenheim Feeder Fund, LLC	DE	29.17
White Oak Guggenheim Feeder Fund, LLC	DE	0.00
White Plains Capital Company, LLC	DE	100.00

Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway, West Des Moines, IA 50266	President
Holley Taylor 8300 Mills Civic Parkway, West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway, West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway, West Des Moines, IA 50266	Corporate Secretary
Theresa B. Kuiper One Sammons Plaza Sioux Falls, SD 57196	Associate Vice President

Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$ 14,752,196	$ 0	$ 0	$4,088,455
*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.
Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation
Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.
Section 403(b) Representation
Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

EXHIBIT INDEX

Item	Exhibit

27(k)(1)	Opinion and Consent of Counsel

27(k)(2)	Power of Attorney

27(l)(2)	Consent of Independent Registered Public Accounting Firm

II-1

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this seventeenth day of April, 2023.

MIDLAND NATIONAL LIFE SEPARATE
ACCOUNT C (REGISTRANT)

By:	MIDLAND NATIONAL LIFE INSURANCE
COMPANY

Attest:	*		*
ESFANDYAR E. DINSHAW
Chairman of the Board

		By:	MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

Attest:	*	By:	*
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors & Chief Executive Officer (Principal Executive Officer)

/S/ * DAVID C. ATTAWAY	Senior Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/s/ * DARRON K. ASH	Director

/S/ * WILLARD BUNN, III	Director

/S/ * JAMES RODERICK CLARK	Director

/S/ * THOMAS J. CORCORAN	Director

/S/ * SUSAN T. DEAKINS	Director

/S/ * GEORGE A. FISK	Director

/S/ * WILLIAM D. HEINZ	Director

/S/ * WILLIAM L. LOWE	Director

/S/ * MICHAEL M. MASTERSON	Director

/S/ * ROBERT R. TEKOLSTE	Director

*BY:	/s/ Brett Agnew	Date: April 17, 2023
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney